UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-643-9691

Date of fiscal year end:          May 31, 2009

Date of reporting period:         November 30, 2008


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                            [WELLS FARGO LOGO]

[GRAPHICS]

[GRAPHICS]     Semi-Annual Report
               November 30, 2008

               WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS(SM)

               - Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio(SM)

               - Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio(SM)

               -     Wells Fargo Advantage WealthBuilder Growth Balanced
                     Portfolio(SM)

               - Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio(SM)

               -     Wells Fargo Advantage WealthBuilder Equity Portfolio(SM)

               -     Wells Fargo Advantage WealthBuilder Tactical Equity
                     Portfolio(SM)

REDUCE CLUTTER. SAVE TREES.

Sign up for electronic delivery of prospectuses and shareholder reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

Contents

LETTER TO SHAREHOLDERS                                                                     2
PERFORMANCE HIGHLIGHTS
WealthBuilder Conservative Allocation Portfolio                                            4
WealthBuilder Moderate Balanced Portfolio                                                  6
WealthBuilder Growth Balanced Portfolio                                                    8
WealthBuilder Growth Allocation Portfolio                                                 10
WealthBuilder Equity Portfolio                                                            12
WealthBuilder Tactical Equity Portfolio                                                   14
FUND EXPENSES                                                                             16
PORTFOLIO OF INVESTMENTS
WealthBuilder Conservative Allocation Portfolio                                           17
WealthBuilder Moderate Balanced Portfolio                                                 19
WealthBuilder Growth Balanced Portfolio                                                   21
WealthBuilder Growth Allocation Portfolio                                                 23
WealthBuilder Equity Portfolio                                                            25
WealthBuilder Tactical Equity Portfolio                                                   26
FINANCIAL STATEMENTS
Statements of Assets and Liabilities                                                      28
Statements of Operations                                                                  30
Statements of Changes in Net Assets                                                       32
Financial Highlights                                                                      36
NOTES TO FINANCIAL STATEMENTS                                                             38
OTHER INFORMATION                                                                         44
LIST OF ABBREVIATIONS                                                                     46

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

[GRAPHICS]

WELLS FARGO
         INVESTMENT HISTORY

1971     INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978     ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985     ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET
         THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994     INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997     WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES
         TO SHIFT ASSETS.

1999     REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003     EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004     ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005     WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS
         AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006     ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE
         FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES
         IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company -- Wells Fargo & Company -- more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams -- each with its own distinct strengths and disciplines -- provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds, the Wells Fargo Advisor(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Not part of the semi-annual report.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF NOVEMBER 30, 2008.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund(2)
Target 2010 Fund(2)
Target 2015 Fund(2)
Target 2020 Fund(2)
Target 2025 Fund(2)
Target 2030 Fund(2)
Target 2035 Fund(2)
Target 2040 Fund(2)
Target 2045 Fund(2)
Target 2050 Fund(2)

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
1. The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2. The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3. The Variable Trust Funds are generally available only through insurance company variable contracts.

Not part of the semi-annual report.

2 Wells Fargo Advantage WealthBuilder Portfolio                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

IN SEPTEMBER, THE ECONOMIC CRISIS REACHED A NEW STAGE AFTER THE FEDERAL HOUSING FINANCE AGENCY EFFECTIVELY TOOK OVER FANNIE MAE AND FREDDIE MAC AND INVESTMENT BANK LEHMAN BROTHERS FILED FOR BANKRUPTCY.

Dear Valued Shareholder,

We're pleased to offer you this semi-annual report for the WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS for the six-month period that ended November 30, 2008. During the period, the economy and markets showed enormous stress from the continuing correction in the housing market and its impact on financial institutions. Indeed, events from September through the end of the period were nearly unprecedented in scale and scope.

The beginning of the period was marked by growing concerns over weak job numbers and lower economic projections as the housing crisis gathered steam. Delinquencies and foreclosures in the housing market continued to accelerate, further boosting housing inventory levels and depressing home prices. As the market for lower-quality securities dried up, financial institutions and other investors were forced to sell their most-liquid securities to maintain liquidity, required capital ratios, and, in some cases, solvency. This caused further deterioration in the value of these and other securities, which in turn caused further deterioration in the asset bases of financial institutions holding the securities.

In September, the economic crisis reached a new stage after the Federal Housing Finance Agency effectively took over Fannie Mae and Freddie Mac and investment bank Lehman Brothers filed for bankruptcy. The fallout spread across the globe, with financial institutions both within the United States and abroad being either taken into receivership or forcibly sold to healthier institutions.

GOVERNMENTS MOVED AGGRESSIVELY TO ADDRESS THE PROBLEMS.

The Federal Reserve and the U.S. Treasury launched a series of programs to address the crisis. Among other actions, the Fed lowered the targeted federal funds rate from 2.00% to 1.00%, used the Term Auction Facility to provide short-term loans to banks, and in November announced the Term Asset-Backed Securities Loan Facility to support the issuance of asset-backed securities. The Fed also allowed investment banks, such as Goldman Sachs, to convert to bank holding companies to gain readier access to capital. In September, the U.S. Congress passed the Economic Stabilization Act of 2008 that gave the U.S. Treasury Department a total of $700 billion to purchase troubled assets and make direct investments in financial institutions.

The European Central Bank (ECB) brought its key lending rate down to 3.25% from 4.25% and provided unlimited euro funds at a fixed rate to its member banks. In addition, individual Eurozone countries took steps to recapitalize their banking systems, in some cases offering a blanket guarantee of all deposits. The Bank of England reduced its bank rate from 5.00% to 3.00%, and the British government announced a three-part bank rescue plan that included liquidity injections and temporary underwriting of intrabank lending.

EQUITY MARKETS DECLINED AND INVESTORS SOUGHT RELATIVE SAFETY IN GOVERNMENT
BONDS.

Global stock markets were volatile during the period, with sharp intraday and interday swings. All major parts of the market posted losses, though large cap stocks held up somewhat better than small caps. International indices declined at approximately the same rate as domestic benchmarks, a trend exacerbated for

Letter to Shareholders                                                         Wells Fargo Advantage WealthBuilder Portfolio 3

U.S. investors by the strengthening dollar. Government debt was one of the few bright spots in the market, with U.S. Treasuries especially benefiting from a global flight to quality. By contrast, high-yield bonds posted significant losses as investors raised their expectations of future default risk.

DON'T LET SHORT-TERM MARKET VOLATILITY DERAIL YOUR LONG-TERM INVESTMENT GOALS.

While periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

GOVERNMENT DEBT WAS ONE OF THE FEW BRIGHT SPOTS IN THE MARKET, WITH U.S. TREASURIES ESPECIALLY BENEFITING FROM A GLOBAL
FLIGHT TO QUALITY.

4 Wells Fargo Advantage WealthBuilder Portfolio                                                        Performance Highlights

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO (the Portfolio) seeks current income with a secondary emphasis on capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Galen G. Blomster, CFA
Jeffrey P. Mellas, CAIA

PORTFOLIO INCEPTION

September 30, 2004

EFFECTIVE ALLOCATION(1)
(AS OF NOVEMBER 30, 2008)

(PIE CHART)

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(1)
(AS OF NOVEMBER 30, 2008)

Stock Funds                                       24%
Bond Funds                                        71%
Alternative Investment Funds                       5%

Wells Fargo Advantage Short Duration Government Bond Fund                     28%
Wells Fargo Advantage Government Securities Fund                              19%
Wells Fargo Advantage Total Return Bond Portfolio                             19%
Oppenheimer International Bond Fund                                            8%
PIMCO High Yield Fund                                                          4%
PIMCO Commodity RealReturn Strategy Fund                                       3%
T. Rowe Price Blue Chip Growth Fund                                            3%
Wells Fargo Advantage Equity Value Portfolio                                   3%
ING Global Real Estate Fund                                                    2%
Columbia Marsico Focused Equities Fund                                         1%
DWS Dreman High Return Equity Fund                                             1%
ING International Value Fund                                                   1%
John Hancock Classic Value Fund                                                1%
Oppenheimer Main Street Small Cap Fund                                         1%
T. Rowe Price International Discovery Fund                                     1%
Thornburg International Value Fund                                             1%
Wells Fargo Advantage Endeavor Select Fund                                     1%
Wells Fargo Advantage International Growth Portfolio                           1%
Wells Fargo Advantage Small Cap Growth                                         1%
Wells Fargo Advantage Small Company Value Portfolio                            1%

----------
1. Effective allocation and portfolio holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of effective allocation and portfolio holdings. The Portfolio's use of futures contracts to implement a TAA (Tactical Asset Allocation) shift toward stocks or bonds is reflected in the effective allocations shown.

Performance Highlights                                                               Wells Fargo Advantage WealthBuilder Portfolio 5

           WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2008)

                                                Including Sales Charge                Excluding Sales Charge          Expense Ratio
WEALTHBUILDER CONSERVATIVE               ------------------------------------  ------------------------------------  ---------------
ALLOCATION PORTFOLIO                     6 Months*  1 Year  Life of Portfolio  6 Months*  1 Year  Life of Portfolio  Gross(2) Net(3)
---------------------------------------  ---------  ------  -----------------  ---------  ------  -----------------  -------- ------
Conservative Allocation Portfolio
(WBCAX)                                    (17.78)  (17.49)        (0.61)       (16.53)   (16.23)        (0.25)         2.04%  1.50%
BENCHMARKS
 WealthBuilder Conservative Allocation
 Composite Index(4)                                                              (7.76)    (7.44)         2.57
 S&P 500 Index(5)                                                               (35.20)   (38.09)        (3.22)
 Barclays Capital U.S. Aggregate Index(6)                                         0.25      1.74          3.86

----------
*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and small company investment risk. Consult the Portfolio's prospectus for additional information on these and other risks.

----------
2. Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

3. The investment adviser has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Portfolio's returns would have been lower.

4. The WealthBuilder Conservative Allocation Composite Index is weighted 20% in the S&P 500 Index and 80% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an Index.

5. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an Index.

6. The Barclays Capital U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

6 Wells Fargo Advantage WealthBuilder Portfolio                                                               Performance Highlights

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
THE WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO (the Portfolio) seeks a combination of current income and capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Doug Beath
Galen G. Blomster, CFA
Jeffrey P. Mellas, CAIA

PORTFOLIO INCEPTION
September 30, 2004

EFFECTIVE ALLOCATION(1)
(AS OF NOVEMBER 30, 2008)

(PIE-CHART)

Stock Funds                                       49%
Bond Funds                                        46%
Alternative Investment Funds                       5%

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(1)
(AS OF NOVEMBER 30, 2008)

Wells Fargo Advantage Short Duration Government Bond Fund                19%
Wells Fargo Advantage Government Securities Fund                         14%
Wells Fargo Advantage Total Return Bond Portfolio                        12%
T. Rowe Price Blue Chip Growth Fund                                       6%
Wells Fargo Advantage Equity Value Portfolio                              6%
Oppenheimer International Bond Fund                                       5%
PIMCO High Yield Fund                                                     4%
Columbia Marsico Focused Equities Fund                                    3%
DWS Dreman High Return Equity Fund                                        3%
John Hancock Classic Value Fund                                           3%
Oppenheimer Main Street Small Cap Fund                                    3%
PIMCO Commodity RealReturn Strategy Fund                                  3%
Thornburg International Value Fund                                        3%
Wells Fargo Advantage Endeavor Select Fund                                3%
Wells Fargo Advantage Small Cap Growth Fund                               3%
Wells Fargo Advantage Small Company Value Portfolio                       3%
ING Global Real Estate Fund                                               2%
ING International Value Fund                                              2%
Wells Fargo Advantage International Growth Portfolio                      2%
T. Rowe Price International Discovery Fund                                1%

----------
1. Effective allocation and portfolio holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of effective allocation and portfolio holdings. The Portfolio's use of futures contracts to implement a TAA (Tactical Asset Allocation) shift toward stocks or bonds is reflected in the effective allocations shown.

Performance Highlights                                                           Wells Fargo Advantage WealthBuilder Portfolio 7

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2008)

                                                Including Sales Charge                Excluding Sales Charge         Expense Ratio
WEALTHBUILDER MODERATE                  ------------------------------------  ------------------------------------  ---------------
BALANCED PORTFOLIO                      6 Months*  1 Year  Life of Portfolio  6 Months*  1 Year  Life of Portfolio  Gross(2)  Net(3)
------------------------------------    ---------  ------  -----------------  ---------  ------  -----------------  --------  -----
Moderate Balanced Portfolio (WBBBX)        (27.64) (28.56)        (2.33)         (26.54) (27.47)        (1.98)        2.11%   1.50%
BENCHMARKS
 WealthBuilder Moderate Balanced
 Composite Index(4)                                                              (15.29) (15.98)         1.22
 Barclays Capital U.S. Aggregate
 Index(5)                                                                          0.25    1.74          3.86
 S&P 500 Index(6)                                                                (35.20) (38.09)        (3.22)

----------
*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIO'S WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and small company investment risk. Consult the Portfolio's prospectus for additional information on these and other risks.

----------
2. Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

3. The investment adviser has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Portfolio's returns would have been lower.

4. The WealthBuilder Moderate Balanced Composite Index is weighted 40% in the S&P 500 Index and 60% in the Barclays Capital U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an Index.

5. The Barclays Capital U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

6. S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

8   Wells Fargo Advantage WealthBuilder Portfolio                                                        Performance Highlights

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO (the Portfolio) seeks a combination of capital appreciation and current income.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Doug Beath
Galen G. Blomster, CFA
Jeffrey P. Mellas, CAIA

PORTFOLIO INCEPTION
October 1, 1997

EFFECTIVE ALLOCATION (1)
(AS OF NOVEMBER 30, 2008)

(PIE CHART)

Stock Funds                                                             79%
Bond Funds                                                              16%
Alternative Investment Funds                                             5%

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD (1)
(AS OF NOVEMBER 30, 2008)

Wells Fargo Advantage Government Securities Fund                        12%
Wells Fargo Advantage Total Return Bond Portfolio                       11%
Wells Fargo Advantage Equity Value Portfolio                            10%
T. Rowe Price Blue Chip Growth Fund                                      9%
Columbia Marsico Focused Equities Fund                                   5%
DWS Derman High Return Equity Fund                                       5%
John Hancock Classic Value Fund                                          5%
Thornburg International Value Fund                                       5%
Wells Fargo Advantage Endeavor Select Fund                               5%
Oppenheimer International Bond Fund                                      4%
Oppenheimer Main Street Small Cap Fund                                   4%
PIMCO High Yield Fund                                                    4%
Wells Fargo Advantage Small Cap Growth Fund                              4%
Wells Fargo Advantage Small Company Value Portfolio                      4%
ING International Value Fund                                             3%
PIMCO Commodity RealReturn Strategy Fund                                 3%
Wells Fargo Advantage International Growth Portfolio                     3%
ING Global Real Estate Fund                                              2%
T. Rowe Price International Discovery Fund                               2%

----------
1. Effective allocation and portfolio holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of effective allocation and portfolio holdings. The Portfolio's use of futures contracts to implement a TAA (Tactical Asset Allocation) shift toward stocks or bonds is reflected in the effective allocations shown.

Performance Highlights                                                        Wells Fargo Advantage WealthBuilder Portfolio 9

       WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2008)

                                       Including Sales Charge                  Excluding Sales Charge            Expense Ratio
WEALTHBUILDER GROWTH           --------------------------------------  --------------------------------------  ------------------
BALANCED PORTFOLIO             6 Months*   1 Year    5 Year   10 Year  6 Months*   1 Year    5 Year   10 Year  Gross (2)  Net (3)
----------------------------   ---------  --------  --------  -------  ---------  --------  --------  -------  ---------  -------
Growth Balanced Portfolio
(WBGBX)                         (38.67)    (40.74)   (3.12)    (0.43)   (37.73)    (39.83)   (2.83)   (0.28)     2.23%     1.50%
BENCHMARKS
     WealthBuilder
        Growth Balanced
        Composite Index (4)                                             (24.06)    (25.82)    0.70     1.50
     S&P 500 Index(5)                                                   (35.20)    (38.09)   (1.39)   (0.93)
     Barclays Capital U.S.
         Aggregate Index (6)                                              0.25       1.74     4.10     5.28

----------
*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Funds' Web site -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-based securities risk and small company investment risk. Consult the Portfolio's prospectus for additional information on these and other risks.

----------
2. Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

3. The investment adviser has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Portfolio's returns would have been lower.

4. The WealthBuilder Growth Balanced Composite Index is weighted 65% in the S&P 500 Index and 35% in the Barclays Capital U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an Index.

5. The Barclays Capital U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

6. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

10 Wells Fargo Advantage WealthBuilder Portfolio                                                        Performance Highlights

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO (the Portfolio) seeks capital appreciation with a secondary emphasis on current income.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Doug Beath
Galen G. Blomster, CFA
Jeffrey P. Mellas, CAIA

PORTFOLIO INCEPTION
September 30, 2004

EFFECTIVE ALLOCATION(1)
(AS OF NOVEMBER 30, 2008)

(PIE CHART)

Stock Funds                    92%
Bond Funds                      3%
Alternative Investment Funds    5%

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(1)
(AS OF NOVEMBER 30, 2008)

T. Rowe Price Blue Chip Growth Fund                                   11%
Wells Fargo Advantage Equity Value Portfolio                          11%
Columbia Marsico Focused Equities Fund                                 7%
DWS Dreman High Return Equity Fund                                     6%
John Hancock Classic Value Fund                                        6%
Thornburg International Value Fund                                     6%
Wells Fargo Advantage Endeavor Select Fund                             6%
Wells Fargo Advantage Government Securities Fund                       6%
Wells Fargo Advantage Total Return Bond Portfolio                      6%
Oppenheimer Main Street Small Cap Fund                                 5%
Wells Fargo Advantage Small Cap Growth Fund                            5%
Wells Fargo Advantage Small Company Value Portfolio                    5%
Wells Fargo Advantage International Growth Portfolio                   4%
ING International Value Fund                                           3%
Oppenheimer International Bond Fund                                    3%
PIMCO Commodity RealReturn Strategy Fund                               3%
PIMCO High Yield Fund                                                  3%
ING Global Real Estate Fund                                            2%
T. Rowe Price International Discovery Fund                             2%

----------
1. Effective allocation and portfolio holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of effective allocation and portfolio holdings. The Portfolio's use of futures contracts to implement a TAA (Tactical Asset Allocation) shift toward stocks or bonds is reflected in the effective allocations shown.

Performance Highlights                                                         Wells Fargo Advantage WealthBuilder Portfolio 11

     WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2008)

                                            Including Sales Charge                 Excluding Sales Charge          Expense Ratio
WEALTHBUILDER GROWTH               --------------------------------------  --------------------------------------  ----------------
ALLOCATION PORTFOLIO               6 Months*   1 Year   Life of Portfolio  6 Months*   1 Year   Life of Portfolio  Gross(2)  Net(3)
-------------------------------    ---------  --------  -----------------  ---------  --------  -----------------  --------  ------
Growth Allocation Portfolio
 (WBGGX)                            (42.73)    (45.26)       (5.91)         (41.86)   (44.42)         (5.57)         2.31%    1.50%
BENCHMARKS
     WealthBuilder Growth
       Allocation Composite
          Index(4)                                                          (28.99)   (31.28)         (1.68)
     Barclays Capital U.S.
       Aggregate Index(5)                                                     0.25      1.74           3.86
     S&P 500 Index(6)                                                       (35.20)   (38.09)         (3.21)

----------
*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, and small company investment risk. Consult the Portfolio's prospectus for additional information on these and other risks.

2. Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

3. The investment adviser has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Portfolio's returns would have been lower.

4. The WealthBuilder Growth Allocation Composite Index is weighted 80% in the S&P 500 Index and 20% in the Barclays Capital U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an Index.

5. The Barclays Capital U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

6. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

12 Wells Fargo Advantage WealthBuilder Portfolio                                                          Performance Highlights

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Doug Beath
Galen G. Blomster, CFA
Jeffrey P. Mellas, CAIA

PORTFOLIO INCEPTION
October 1, 1997

EFFECTIVE ALLOCATION(1)
(AS OF NOVEMBER 30, 2008)

(PIE CHART)

Small Company                                     20%
International                                     20%
Large Company Value                               30%
Large Company Growth                              30%

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(1)
(AS OF NOVEMBER 30, 2008)

T. Rowe Price Blue Chip Growth Fund                                  15%
Wells Fargo Advantage Equity Value Portfolio                         15%
DWS Dreman High Return Equity Fund                                    8%
John Hancock Classic Value Fund                                       8%
Thornburg International Value Fund                                    8%
Wells Fargo Advantage Endeavor Select Fund                            8%
Columbia Marsico Focused Equities Fund                                7%
Oppenheimer Main Street Small Cap Fund                                7%
Wells Fargo Advantage Small Cap Growth Fund                           6%
Wells Fargo Advantage Small Company Value Portfolio                   6%
Wells Fargo Advantage International Growth Portfolio                  5%
ING International Value Fund                                          4%
T. Rowe Price International Discovery Fund                            3%


----------
1. Effective allocation and portfolio holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of effective allocation and portfolio holdings.

Performance Highlights                                                          Wells Fargo Advantage WealthBuilder Portfolio 13

                WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2008)

                                          Including Sales Charge                Excluding Sales Charge           Expense Ratio
WEALTHBUILDER                    --------------------------------------  --------------------------------------  ----------------
EQUITY PORTFOLIO                 6 Months*   1 Year    5 Year   10 Year  6 Months*  1 Year     5 Year   10 Year  Gross(2)  Net(3)
--------------------------       ---------  --------  --------  -------  ---------  --------  --------  -------  --------  ------
Equity Portfolio (WBGIX)          (43.02)   (46.52)    (4.05)   (1.97)    (42.15)    (45.71)   (3.76)    (1.82)    2.43%    1.50%
BENCHMARK
     S&P 500 Index(4)                                                     (35.20)    (38.09)   (1.39)    (0.93)

----------
*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to foreign investment risk and small company investment risk. Consult the Portfolio's prospectus for additional information on these and other risks.

2. Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

3. The investment adviser has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Portfolio's returns would have been lower.

4. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an Index.

14  Wells Fargo Advantage WealthBuilder Portfolio                                             Performance Highlights

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE
THE WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Doug Beath
Galen G. Blomster, CFA
Jeffrey P. Mellas, CAIA

PORTFOLIO INCEPTION
October 1, 1997


EFFECTIVE ALLOCATION(1)
(AS OF NOVEMBER 30, 2008)

(PIE CHART)

Small Company                                44%
International                                10%
Large Company Growth                          9%
Large Company Value                          37%

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(1)
(AS OF NOVEMBER 30, 2008)

Wells Fargo Advantage Equity Value Portfolio                              19%
Oppenheimer Main Street Small Cap Fund                                    15%
Wells Fargo Advantage Small Cap Growth Fund                               15%
Wells Fargo Advantage Small Company Value Portfolio                       14%
DWS Dreman High Return Equity Fund                                        10%
John Hancock Classic Value Fund                                            9%
T. Rowe Price Blue Chip Growth Fund                                        5%
Thornburg International Value Fund                                         4%
Columbia Marsico Focused Equities Fund                                     2%
ING International Value Fund                                               2%
Wells Fargo Advantage Endeavor Select Fund                                 2%
Wells Fargo Advantage International Growth Portfolio                       2%
T. Rowe Price International Discovery Fund                                 1%

----------
1. Effective allocation and portfolio holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of effective allocation and portfolio holdings.

Performance Highlights         Wells Fargo Advantage WealthBuilder Portfolio  15

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2008)

WEALTHBUILDER TACTICAL                   Including Sales Charge              Excluding Sales Charge        Expense   Ratio
EQUITY PORTFOLIO                   6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(2)  Net(3)
---------------------------------  ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Tactical Equity Portfolio (WBGAX)     (45.48) (49.36)  (2.43)   (1.19)    (44.65) (48.59)  (2.14)   (1.04)   2.49%    1.50%

BENCHMARK
   S&P 500 Index(4)                                                       (35.20) (38.09)  (1.39)   (0.93)

----------
*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to foreign investment risk and small company investment risk. Consult the Portfolio's prospectus for additional information on these and other risks.

----------
2. Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

3. The investment adviser has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Portfolio's returns would have been lower.

4. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

16 Wells Fargo Advantage WealthBuilder Portfolio                   Fund Expenses

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from June 1, 2008 to November 30, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable portfolio to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio with other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    Beginning       Ending       Expenses
                                                  Account Value  Account Value  Paid During    Net Annual
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO     6-01-2008    11-30-2008      Period(1)   Expense Ratio(2)
-----------------------------------------------   -------------  -------------  -----------  ---------------
Actual                                            $    1,000.00  $      834.70  $      6.88         1.50%
Hypothetical (5% return before expenses)          $    1,000.00  $    1,017.50  $      7.57         1.50%
WEALTHBUILDER MODERATE BALANCED PORTFOLIO
Actual                                            $    1,000.00  $      734.60  $      6.50         1.50%
Hypothetical (5% return before expenses)          $    1,000.00  $    1,017.50  $      7.57         1.50%
WEALTHBUILDER GROWTH BALANCED PORTFOLIO
Actual                                            $    1,000.00  $      622.70  $      6.09         1.50%
Hypothetical (5% return before expenses)          $    1,000.00  $    1,017.50  $      7.57         1.50%
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
Actual                                            $    1,000.00  $      581.40  $      5.93         1.50%
Hypothetical (5% return before expenses)          $    1,000.00  $    1,017.50  $      7.57         1.50%
WEALTHBUILDER EQUITY PORTFOLIO
Actual                                            $    1,000.00  $      578.50  $      5.92         1.50%
Hypothetical (5% return before expenses)          $    1,000.00  $    1,017.50  $      7.57         1.50%
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
Actual                                            $    1,000.00        $553.50  $      5.83         1.50%
Hypothetical (5% return before expenses)          $    1,000.00  $    1,017.50  $      7.57         1.50%

----------
1. Expenses are equal to the Portfolio's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

2.    The actual expense rates exclude expenses allocated from Master
      Portfolios.

Portfolio of Investments--November 30, 2008 (Unaudited)              Wells Fargo Advantage WealthBuilder Portfolio 17

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

        SHARES   SECURITY NAME                                                                                           VALUE
INVESTMENT COMPANIES: 98.78%

STOCK FUNDS: 11.21%
       138,265   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                              $    2,065,682
        86,913   DWS DREMAN HIGH RETURN EQUITY FUND                                                                       2,077,227
       140,508   ING INTERNATIONAL VALUE FUND                                                                             1,235,068
       196,055   JOHN HANCOCK CLASSIC VALUE FUND                                                                          2,168,372
       163,933   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                   1,952,447
       181,008   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                      4,090,780
        34,853   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                 809,638
       111,302   THORNBURG INTERNATIONAL VALUE FUND                                                                       2,085,802

                                                                                                                         16,485,016
                                                                                                                     --------------

AFFILIATED STOCK FUNDS: 7.76%
       315,860   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                               2,072,042
           N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             4,099,327
           N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     1,368,190
       266,702   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                              1,912,255
           N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      1,959,755

                                                                                                                         11,411,569
                                                                                                                     --------------

BOND FUNDS: 13.84%
       274,318   ING GLOBAL REAL ESTATE FUND                                                                              2,995,551
     1,211,033   OPPENHEIMER INTERNATIONAL BOND FUND                                                                      6,866,654
       488,296   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                 4,238,411
       994,569   PIMCO HIGH YIELD FUND                                                                                    6,255,836

                                                                                                                         20,356,452
                                                                                                                     --------------

AFFILIATED BOND FUNDS: 65.97%
     2,642,043   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                        27,741,453
     4,144,971   WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                               41,118,109
           N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                       28,150,808

                                                                                                                         97,010,370
                                                                                                                     --------------

TOTAL INVESTMENT COMPANIES (COST $166,987,275)                                                                          145,263,407
                                                                                                                     --------------

SHORT-TERM INVESTMENTS: 0.87%

MUTUAL FUNDS:    0.15%
       212,537   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                  212,537
                                                                                                                     --------------

     PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE

US TREASURY BILLS: 0.72%
$       15,000   US TREASURY BILL###                                                          0.28%     02/05/2009           14,999
       295,000   US TREASURY BILL###                                                          0.80      02/05/2009          294,986
        30,000   US TREASURY BILL###                                                          1.16      02/05/2009           29,999
        10,000   US TREASURY BILL###                                                          1.76      02/05/2009           10,000
       325,000   US TREASURY BILL###                                                          1.89      02/05/2009          324,985
        80,000   US TREASURY BILL###                                                          0.40      05/07/2009           79,887
       305,000   US TREASURY BILL###                                                          0.97      05/07/2009          304,532

                                                                                                                          1,059,388
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,269,470)                                                                            1,271,925
                                                                                                                     --------------

18 Wells Fargo Advantage WealthBuilder Portfolio          Portfolio of Investments--November 30, 2008 (Unaudited)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

        SHARES   SECURITY NAME                                                                                           VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $168,256,745)*                                    99.65%                                                       $  146,535,332
OTHER ASSETS AND LIABILITIES, NET                        0.35                                                               521,198
                                                      -------                                                        --------------
TOTAL NET ASSETS                                       100.00%                                                       $  147,056,530
                                                      -------                                                        --------------

----------
~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

##    Zero coupon bond. Interest rate presented is yield to maturity.

# All or a portion of this security is segregated as collateral for derivative investments. (See Note 2)

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2008 (Unaudited)              Wells Fargo Advantage WealthBuilder Portfolio 19

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

        SHARES   SECURITY NAME                                                                                           VALUE
INVESTMENT COMPANIES: 98.03%

STOCK FUNDS: 22.44%
      359,308   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                               $    5,368,061
      230,404   DWS DREMAN HIGH RETURN EQUITY FUND                                                                        5,506,662
      381,937   ING INTERNATIONAL VALUE FUND                                                                              3,357,229
      518,284   JOHN HANCOCK CLASSIC VALUE FUND                                                                           5,732,222
      438,969   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                    5,228,115
      471,401   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                      10,653,654
       91,326   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                2,121,502
      291,726   THORNBURG INTERNATIONAL VALUE FUND                                                                        5,466,936
                                                                                                                         43,434,381
                                                                                                                     --------------

AFFILIATED STOCK FUNDS: 15.59%
      826,417   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                5,421,298
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             10,881,814
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      3,605,783
      708,751   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                               5,081,747
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       5,181,860

                                                                                                                         30,172,502
                                                                                                                     --------------

BOND FUNDS: 13.81%
      366,020   ING GLOBAL REAL ESTATE FUND                                                                               3,996,934
    1,562,734   OPPENHEIMER INTERNATIONAL BOND FUND                                                                       8,860,704
      629,489   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                  5,463,964
    1,334,678   PIMCO HIGH YIELD FUND                                                                                     8,395,122

                                                                                                                         26,716,724
                                                                                                                     --------------

AFFILIATED BOND FUNDS: 46.19%
    2,547,615   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                         26,749,959
    3,561,550   WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                                35,330,573
          N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        27,304,133

                                                                                                                         89,384,665
                                                                                                                     --------------

TOTAL INVESTMENT COMPANIES (COST $244,189,314)                                                                          189,708,272
                                                                                                                     --------------

SHORT-TERM INVESTMENTS: 1.57%

MUTUAL FUNDS: 0.14%
      256,612   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                   256,612
                                                                                                                     --------------

     PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE

US TREASURY BILLS: 1.43%
$      35,000   US TREASURY BILL###                                                           0.28%     02/05/2009           34,998
      330,000   US TREASURY BILL###                                                           0.80      02/05/2009          329,985
       40,000   US TREASURY BILL###                                                           1.16      02/05/2009           39,998
       10,000   US TREASURY BILL###                                                           1.76      02/05/2009           10,000
    1,120,000   US TREASURY BILL###                                                           1.89      02/05/2009        1,119,948
      250,000   US TREASURY BILL###                                                           0.40      05/07/2009          249,616
      985,000   US TREASURY BILL###                                                           0.97      05/07/2009          983,488

                                                                                                                          2,768,033
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,017,594)                                                                            3,024,645
                                                                                                                     --------------

20 Wells Fargo Advantage WealthBuilder Portfolio          Portfolio of Investments--November 30, 2008 (Unaudited)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

        SHARES   SECURITY NAME                                                                                           VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $247,206,908)*                                    99.60%                                                       $  192,732,917

OTHER ASSETS AND LIABILITIES, NET                        0.40                                                               783,017
                                                      -------                                                        --------------
TOTAL NET ASSETS                                       100.00%                                                       $  193,515,934
                                                      -------                                                        --------------

----------
~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

##    Zero coupon bond. Interest rate presented is yield to maturity.

# All or a portion of this security is segregated as collateral for derivative investments. (See Note 2)

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2008 (Unaudited)              Wells Fargo Advantage WealthBuilder Portfolio 21

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

        SHARES   SECURITY NAME                                                                                           VALUE
INVESTMENT COMPANIES: 97.13%

STOCK FUNDS: 36.50%
     1,239,028   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                              $   18,511,074
       801,810   DWS DREMAN HIGH RETURN EQUITY FUND                                                                      19,163,259
     1,230,668   ING INTERNATIONAL VALUE FUND                                                                            10,817,573
     1,755,989   JOHN HANCOCK CLASSIC VALUE FUND                                                                         19,421,239
     1,452,312   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                  17,297,036
     1,672,881   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                     37,807,111
       314,890   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                               7,314,887
     1,027,690   THORNBURG INTERNATIONAL VALUE FUND                                                                      19,258,906

                                                                                                                        149,591,085
                                                                                                                     --------------

AFFILIATED STOCK FUNDS: 25.46%
     2,889,722   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                              18,956,578
           N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                            37,961,296
           N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                    12,534,875
     2,407,919   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                             17,264,779
           N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                     17,624,899

                                                                                                                        104,342,427
                                                                                                                     --------------

BOND FUNDS: 13.43%
       756,499   ING GLOBAL REAL ESTATE FUND                                                                              8,260,967
     3,096,986   OPPENHEIMER INTERNATIONAL BOND FUND                                                                     17,559,910
     1,333,217   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                11,572,319
     2,810,662   PIMCO HIGH YIELD FUND                                                                                   17,679,066

                                                                                                                         55,072,262
                                                                                                                     --------------

AFFILIATED BOND FUNDS: 21.74%
     4,363,506   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                        45,816,813
           N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                       43,275,525

                                                                                                                         89,092,338
                                                                                                                     --------------

TOTAL INVESTMENT COMPANIES (COST $574,278,075)                                                                          398,098,112
                                                                                                                     --------------

SHORT-TERM INVESTMENTS: 2.53%

MUTUAL FUNDS: 0.33%
     1,357,165   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                1,357,165
                                                                                                                     --------------

     PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE

US TREASURY BILLS: 2.20%
$      135,000   US TREASURY BILL###                                                      0.28%        02/05/2009           134,994
       135,000   US TREASURY BILL###                                                      0.80         02/05/2009           134,994
     5,295,000   US TREASURY BILL###                                                      1.89         02/05/2009         5,294,756
       885,000   US TREASURY BILL###                                                      0.40         05/07/2009           883,642
        10,000   US TREASURY BILL###                                                      0.79         05/07/2009             9,985
     2,580,000   US TREASURY BILL###                                                      0.97         05/07/2009         2,576,040

                                                                                                                          9,034,411
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,366,365)                                                                          10,391,576
                                                                                                                     --------------

22 Wells Fargo Advantage WealthBuilder Portfolio          Portfolio of Investments--November 30, 2008 (Unaudited)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

        SHARES   SECURITY NAME                                                                                           VALUE

TOTAL INVESTMENTS IN SECURITIES
(COST $584,644,440)*                                    99.66%                                                       $  408,489,688
OTHER ASSETS AND LIABILITIES, NET                        0.34                                                             1,376,796
                                                      -------                                                        --------------
TOTAL NET ASSETS                                       100.00%                                                       $  409,866,484
                                                      -------                                                        --------------

---------
~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

##    Zero coupon bond. Interest rate presented is yield to maturity.

# All or a portion of this security is segregated as collateral for derivative investments. (See Note 2)

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2008 (Unaudited)   Wells Fargo Advantage WealthBuilder Portfolio 23

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

    SHARES      SECURITY NAME                                           VALUE
INVESTMENT COMPANIES: 97.28%

STOCK FUNDS: 44.15%
    454,428     COLUMBIA MARSICO FOCUSED EQUITIES FUND                $  6,789,152
    295,963     DWS DREMAN HIGH RETURN EQUITY FUND                       7,073,510
    463,111     ING INTERNATIONAL VALUE FUND                             4,070,746
    649,042     JOHN HANCOCK CLASSIC VALUE FUND                          7,178,409
    536,194     OPPENHEIMER MAIN STREET SMALL CAP FUND                   6,386,073
    616,085     T. ROWE PRICE BLUE CHIP GROWTH FUND                     13,923,517
    115,846     T. ROWE PRICE INTERNATIONAL DISCOVERY FUND               2,691,103
    373,067     THORNBURG INTERNATIONAL VALUE FUND                       6,991,277

                                                                        55,103,787
                                                                      ------------

AFFILIATED STOCK FUNDS: 30.81%
  1,062,720    WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                6,971,446
        N/A    WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO             13,955,593
        N/A    WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO      4,630,202
    885,357    WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND               6,348,008
        N/A    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO       6,547,507

                                                                        38,452,756
                                                                       -----------

BOND FUNDS: 9.99%
    227,395    ING GLOBAL REAL ESTATE FUND                               2,483,150
    571,199    OPPENHEIMER INTERNATIONAL BOND FUND                       3,238,700
    399,867    PIMCO COMMODITY REALRETURN STRATEGY FUND                  3,470,850
    521,617    PIMCO HIGH YIELD FUND                                     3,280,969

                                                                        12,473,669
                                                                      ------------

AFFILIATED BOND FUNDS: 12.33%
    724,014     WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND         7,602,142
        N/A     WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO        7,792,927

                                                                        15,395,069
                                                                      ------------

TOTAL INVESTMENT COMPANIES (COST $ 188,518,207)                        121,425,281
                                                                      ------------

SHORT-TERM INVESTMENTS: 2.63%

MUTUAL FUNDS: 0.45%
    560,372     WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                  560,372
                                                                      ------------

  PRINCIPAL                           INTEREST RATE   MATURITY DATE
US TREASURY BILLS: 2.18%
 $   40,000     US TREASURY BILL###       0.28%         02/05/2009          39,998
     40,000     US TREASURY BILL###       0.80          02/05/2009          39,998
  1,465,000     US TREASURY BILL###       1.89          02/05/2009       1,464,933
    270,000     US TREASURY BILL###       0.40          05/07/2009         269,586
    905,000     US TREASURY BILL###       0.97          05/07/2009         903,611

                                                                         2,718,126
                                                                      ------------

TOTAL SHORT-TERM INVESTMENTS (COST $ 3,271,009)                          3,278,498
                                                                      ------------

24 Wells Fargo Advantage WealthBuilder Portfolio   Portfolio of Investments--November 30, 2008 (Unaudited)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

   SHARES       SECURITY NAME                                            VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $191,789,216)*                     99.91%                       $124,703,779
OTHER ASSETS AND LIABILITIES, NET         0.09                             114,907
                                        ------                        ------------
TOTAL NET ASSETS                        100.00%                       $124,818,686
                                        ------                        ------------

----------
~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

##    Zero coupon bond. Interest rate presented is yield to maturity.

# All or a portion of this security is segregated as collateral for derivative investments. (See Note 2)

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2008 (Unaudited)   Wells Fargo Advantage WealthBuilder Portfolio 25

WEALTHBUILDER EQUITY PORTFOLIO

    SHARES      SECURITY NAME                                            VALUE
INVESTMENT COMPANIES: 99.78%

STOCK FUNDS: 59.42%
   482,803      COLUMBIA MARSICO FOCUSED EQUITIES FUND                $  7,213,070
   310,676      DWS DREMAN HIGH RETURN EQUITY FUND                       7,425,163
   482,179      ING INTERNATIONAL VALUE FUND                             4,238,353
   656,387      JOHN HANCOCK CLASSIC VALUE FUND                          7,259,639
   556,924      OPPENHEIMER MAIN STREET SMALL CAP FUND                   6,632,965
   643,309      T. ROWE PRICE BLUE CHIP GROWTH FUND                     14,538,784
   121,299      T. ROWE PRICE INTERNATIONAL DISCOVERY FUND               2,817,769
   396,824      THORNBURG INTERNATIONAL VALUE FUND                       7,436,484

                                                                        57,562,227
                                                                      ------------

AFFILIATED STOCK FUNDS: 40.36%
 1,110,503      WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND               7,284,902
       N/A      WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO            14,827,263
       N/A      WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO     4,883,034
   873,183      WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND              6,260,724
       N/A      WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO      5,839,837

                                                                        39,095,760
                                                                      ------------

TOTAL INVESTMENT COMPANIES (COST $ 159,036,478)                         96,657,987
                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $159,036,478)*                     99.78%                       $ 96,657,987
OTHER ASSETS AND LIABILITIES, NET         0.22                             212,979
                                        ------                        ------------
TOTAL NET ASSETS                        100.00%                       $ 96,870,966
                                        ------                        ------------

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

26 Wells Fargo Advantage WealthBuilder Portfolio   Portfolio of Investments--November 30, 2008 (Unaudited)

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

   SHARES       SECURITY NAME                                         VALUE
INVESTMENT COMPANIES: 100.01%

STOCK FUNDS: 47.32%
   448,259      COLUMBIA MARSICO FOCUSED EQUITIES FUND                $  6,696,990
 1,159,289      DWS DREMAN HIGH RETURN EQUITY FUND                      27,707,017
   723,976      ING INTERNATIONAL VALUE FUND                             6,363,752
 2,454,635      JOHN HANCOCK CLASSIC VALUE FUND                         27,148,260
 3,741,414      OPPENHEIMER MAIN STREET SMALL CAP FUND                  44,560,237
   595,634      T. ROWE PRICE BLUE CHIP GROWTH FUND                     13,461,322
   172,053      T. ROWE PRICE INTERNATIONAL DISCOVERY FUND               3,996,782
   591,078      THORNBURG INTERNATIONAL VALUE FUND                      11,076,798

                                                                       141,011,158
                                                                      ------------

AFFILIATED STOCK FUNDS: 52.69%
 1,032,929      WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND               6,776,015
       N/A      WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO            55,375,221
       N/A      WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO     6,900,558
 6,310,432      WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND             45,245,800
       N/A      WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO     42,733,043

                                                                       157,030,637
                                                                      ------------

TOTAL INVESTMENT COMPANIES (COST $ 488,761,776)                        298,041,795
                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $488,761,776)*                    100.01%                       $298,041,795
OTHER ASSETS AND LIABILITIES, NET        (0.01)                            (42,417)
                                        ------                        ------------
TOTAL NET ASSETS                        100.00%                       $297,999,378
                                        ------                        ------------

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

28 Wells Fargo Advantage WealthBuilder Portfolio   Statements of Assets and Liabilities--November 30, 2008 (Unaudited)

                                                                                           WealthBuilder    WealthBuilder
                                                                                           Conservative        Moderate
                                                                                            Allocation         Balanced
                                                                                             Portfolio        Portfolio
                                                                                           -------------    -------------
ASSETS
    Investments
       In securities, at market value ..................................................   $  37,900,856    $  72,919,138
       In affiliated Master Portfolios .................................................      35,578,080       46,973,590
       In affiliates ...................................................................      73,056,396       72,840,189
                                                                                           -------------    -------------
    Total investments at market value (see cost below) .................................     146,535,332      192,732,917
                                                                                           -------------    -------------
    Cash ...............................................................................         313,490          499,995
    Receivable for Fund shares issued ..................................................         512,597          892,591
    Variation margin receivable on futures contracts ...................................          53,303          140,459
    Receivable for investments sold ....................................................               0                0
    Receivables for dividends and interest .............................................         350,789          378,021
                                                                                           -------------    -------------
Total assets ...........................................................................     147,765,511      194,643,983
                                                                                           -------------    -------------

LIABILITIES
    Payable for Fund shares redeemed ...................................................         302,840          624,140
    Payable for investments purchased ..................................................         212,195          256,612
    Payable to investment advisor and affiliates (Note 3) ..............................         142,080          188,918
    Accrued expenses and other liabilities .............................................          51,866           58,379
                                                                                           -------------    -------------
Total liabilities ......................................................................         708,981        1,128,049
                                                                                           -------------    -------------
TOTAL NET ASSETS .......................................................................   $ 147,056,530    $ 193,515,934
                                                                                           -------------    -------------
NET ASSETS CONSIST OF
    Paid-in capital ....................................................................   $ 174,731,899    $ 264,563,990
    Undistributed net investment income (loss) .........................................         104,733          973,637
    Undistributed net realized gain (loss) on investments ..............................      (3,805,956)     (10,108,247)
    Net unrealized appreciation (depreciation) of investments, foreign currencies and
       translation of assets and liabilities denominated in foreign currencies .........     (21,721,413)     (54,473,991)
    Net unrealized appreciation (depreciation) of futures ..............................      (2,252,733)      (7,439,455)
                                                                                           -------------    -------------
TOTAL NET ASSETS .......................................................................   $ 147,056,530    $ 193,515,934
                                                                                           -------------    -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
    Maximum offering price per share(2) ................................................   $        8.89    $        8.39
    Net asset value and offering price per share .......................................   $        8.76    $        8.26
    Net assets .........................................................................   $ 147,056,530    $ 193,515,934
    Shares outstanding .................................................................      16,786,209       23,423,858
                                                                                           -------------    -------------

Investments at cost ....................................................................   $ 168,256,745    $ 247,206,908
                                                                                           -------------    -------------

----------
1.    Each Fund has an unlimited number of authorized shares.

2. Maximum offering price is computed as 100/98.50 of net asset value. On investments of $250,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--November 30, 2008 (Unaudited)   Wells Fargo Advantage WealthBuilder Portfolio 29

WealthBuilder   WealthBuilder                   WealthBuilder
   Growth          Growth       WealthBuilder       Tactical
  Balanced       Allocation        Equity          Equity
 Portfolio        Portfolio       Portfolio       Portfolio
-------------   -------------   -------------   -------------
$ 213,697,758   $  70,295,582   $  57,562,227   $ 141,011,158
  111,396,595      32,926,229      25,550,134     105,008,822
   83,395,335      21,481,968      13,545,626      52,021,815
-------------   -------------   -------------   -------------
  408,489,688     124,703,779      96,657,987     298,041,795
-------------   -------------   -------------   -------------
    2,652,130         531,898         358,108         229,003
      726,525         240,030         111,829         457,963
      472,513         141,559               0               0
            0               0          41,892         170,997
      425,321          73,412              15              18
-------------   -------------   -------------   -------------
  412,766,177     125,690,678      97,169,831     298,899,776
-------------   -------------   -------------   -------------

      930,443         141,257         155,039         481,893
    1,357,165         560,372               0               0
      418,212         116,232          92,040         295,430
      193,873          54,131          51,786         123,075
-------------   -------------   -------------   -------------
    2,899,693         871,992         298,865         900,398
-------------   -------------   -------------   -------------
$ 409,866,484   $ 124,818,686   $  96,870,966   $ 297,999,378
-------------   -------------   -------------   -------------

$ 649,497,352   $ 214,087,367   $ 161,878,134   $ 541,665,448
    6,281,865         835,145        (150,662)       (234,482)
  (42,185,561)    (14,734,621)     (2,478,015)    (52,711,607)

 (176,154,752)    (67,085,437)    (62,378,491)   (190,719,981)
  (27,572,420)     (8,283,768)              0               0
-------------   -------------   -------------   -------------
$ 409,866,484   $ 124,818,686   $  96,870,966   $ 297,999,378
-------------   -------------   -------------   -------------

$        7.75   $        7.36   $        7.37   $        8.87
$        7.63   $        7.25   $        7.26   $        8.74
$ 409,866,484   $ 124,818,686   $  96,870,966   $ 297,999,378
   53,693,295      17,226,214      13,335,195      34,089,853
-------------   -------------   -------------   -------------

$ 584,644,440   $ 191,789,216   $ 159,036,478   $ 488,761,776
-------------   -------------   -------------   -------------

30 Wells Fargo Advantage WealthBuilder Portfolio   Statements of Operations--For the Six Months Ended November 30, 2008 (Unaudited)

                                                                                             WealthBuilder   WealthBuilder
                                                                                              Conservative       Moderate
                                                                                               Allocation       Balanced
                                                                                               Portfolio       Portfolio
                                                                                             -------------   -------------
INVESTMENT INCOME
    Dividends(1) .........................................................................   $   2,357,063    $  3,173,539
    Dividends allocated from affiliated Master Portfolios ................................         115,101         302,581
    Interest .............................................................................           5,096          17,266
    Interest allocated from affiliated Master Portfolios .................................         730,012         867,431
    Interest from affiliated securities ..................................................           6,833           8,104
    Expenses allocated from affiliated Master Portfolios .................................         (85,008)       (159,315)
    Waivers allocated from affiliated Master Portfolios ..................................             513           1,259
                                                                                             -------------   -------------
Total investment income ..................................................................       3,129,610       4,210,865
                                                                                             -------------   -------------

EXPENSES
    Advisory fees ........................................................................         146,445         230,957
    Administration fees ..................................................................         241,633         381,079
    Shareholder servicing fees (Note 3) ..................................................         182,198         286,912
    Accounting fees ......................................................................           2,422           4,097
    Distribution fees (Note 3) ...........................................................         549,167         866,088
    Professional fees ....................................................................           9,980          10,027
    Registration fees ....................................................................           4,982           6,020
    Shareholder reports ..................................................................           1,897          14,665
    Trustees' fees .......................................................................           4,323           4,323
    Other fees and expenses ..............................................................           2,925           3,952
                                                                                             -------------   -------------
Total expenses ...........................................................................       1,145,972       1,808,120
                                                                                             -------------   -------------

LESS
    Waived fees and reimbursed expenses (Note 3) .........................................         (47,377)        (75,943)
    Net expenses .........................................................................       1,098,595       1,732,177
                                                                                             -------------   -------------
Net investment income (loss) .............................................................       2,031,015       2,478,688
                                                                                             -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
    Non-affiliated underlying funds ......................................................      (1,110,513)       (391,214)
    Affiliated underlying funds ..........................................................          22,229         371,822
    Futures transactions .................................................................      (1,205,745)     (3,893,131)
    Securities transactions allocated from Master Portfolios .............................      (1,292,216)     (3,862,325)
                                                                                             -------------   -------------
Net realized gain and loss from investments ..............................................      (3,586,245)     (7,774,848)
                                                                                             -------------   -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    Non-affiliated underlying funds ......................................................     (16,571,729)    (39,716,082)
    Affiliated underlying funds ..........................................................      (2,399,771)     (7,032,078)
    Futures transactions .................................................................      (2,571,688)     (8,617,307)
    Securities transactions allocated from Master Portfolios .............................      (3,795,280)     (9,403,696)
    Forwards, futures, options, swaps and short sales allocated from Master Portfolios ...         (18,925)        (10,390)
                                                                                             -------------   -------------
Net change in unrealized appreciation (depreciation) of investments ......................     (25,357,393)    (64,779,553)
                                                                                             -------------   -------------
Net realized and unrealized gain (loss) on investments ...................................     (28,943,638)    (72,554,401)
                                                                                             -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................   $ (26,912,623)   $(70,075,713)
                                                                                             -------------   -------------

1. Net of foreign withholding taxes of ...................................................   $       1,133    $      3,402

The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended November 30, 2008 (Unaudited)  Wells Fargo Advantage WealthBuilder Portfolio 31

WealthBuilder    WealthBuilder                    WealthBuilder
   Growth          Growth         WealthBuilder     Tactical
  Balanced        Allocation          Equity         Equity
 Portfolio        Portfolio         Portfolio       Portfolio
-------------    -------------    -------------   -------------
$   5,580,794    $   1,339,531    $     541,429   $   1,572,661
    1,153,174          415,685          450,140       1,703,436
       68,819           20,251                0               0
    1,660,402          293,448                0               0
       22,871            6,534            3,258           3,113
     (506,922)        (164,100)        (158,147)       (634,177)
        4,729            1,711            1,861           8,514
-------------    -------------    -------------   -------------
    7,983,867        1,913,060          838,541       2,653,547
-------------    -------------    -------------   -------------

      569,017          171,937          144,202         446,985
      938,879          283,696          237,933         737,526
      707,959          213,667          179,393         556,106
       15,365            2,945            4,277          11,855
    2,133,815          644,765          540,756       1,676,196
        7,927            9,983            8,484           8,569
       11,093            5,732            8,858          10,677
       41,438           24,001           29,353          43,055
        4,323            4,323            4,323           4,323
        7,582            3,529            3,553           8,292
-------------    -------------    -------------   -------------
    4,437,398        1,364,578        1,161,132       3,503,584
-------------    -------------    -------------   -------------

     (169,597)         (75,049)         (79,619)       (150,752)
    4,267,801        1,289,529        1,081,513       3,352,832
-------------    -------------    -------------   -------------
    3,716,066          623,531         (242,972)       (699,285)
-------------    -------------    -------------   -------------

  (10,906,794)      (4,114,085)      (1,893,639)    (57,317,554)
      254,178         (133,212)        (128,139)        441,592
  (14,810,606)      (4,466,785)               0               0
  (14,900,552)      (5,609,461)      (5,920,350)    (16,887,509)
-------------    -------------    -------------   -------------
  (40,363,774)     (14,323,543)      (7,942,128)    (73,763,471)
-------------    -------------    -------------   -------------

 (130,169,292)     (44,032,561)     (43,005,873)    (76,787,820)
  (26,050,909)      (9,519,455)     (10,555,249)    (35,786,514)
  (32,830,662)      (9,771,297)               0               0
  (33,785,118)     (12,445,132)     (13,416,926)    (65,874,879)
      (10,099)          (4,494)               0               0
-------------    -------------    -------------   -------------
 (222,846,080)     (75,772,939)     (66,978,048)   (178,449,213)
-------------    -------------    -------------   -------------
 (263,209,854)     (90,096,482)     (74,920,176)   (252,212,684)
-------------    -------------    -------------   -------------
$(259,493,788)   $ (89,472,951)   $ (75,163,148)  $(252,911,969)
-------------    -------------    -------------   -------------
$      13,508    $       5,003    $       4,437   $      25,585

32 Wells Fargo Advantage WealthBuilder Portfolio                                               Statements of Changes in Net Assets

                                                                                                     WEALTHBUILDER CONSERVATIVE
                                                                                                       ALLOCATION PORTFOLIO
                                                                                                ----------------------------------
                                                                                                     For the
                                                                                                 Six Months Ended       For the
                                                                                                 November 30, 2008     Year Ended
                                                                                                   (Unaudited)       May 31, 2008
                                                                                                ------------------   -------------
INCREASE (DECREASE) IN NET ASSETS
    Beginning Net Assets ....................................................................   $      134,803,634   $  70,051,303

OPERATIONS
    Net investment income (loss) ............................................................            2,031,015       2,896,722
    Net realized gain (loss) on investments .................................................           (3,586,245)        703,295
    Net change in unrealized appreciation (depreciation) of investments .....................          (25,357,393)       (754,512)
                                                                                                ------------------   -------------
Net increase (decrease) in net assets resulting from operations .............................          (26,912,623)      2,845,505
                                                                                                ------------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income ...................................................................           (2,008,589)     (2,839,562)
    Net realized gain on sales of investments ...............................................                    0      (1,700,026)
                                                                                                ------------------   -------------
Total distributions to shareholders .........................................................           (2,008,589)     (4,539,588)
                                                                                                ------------------   -------------

CAPITAL SHARES TRANSACTIONS
    Proceeds from shares sold ...............................................................           70,913,560      84,731,527
    Reinvestment of distributions ...........................................................            1,871,420       4,217,530
    Cost of shares redeemed .................................................................          (31,610,872)    (22,502,643)
                                                                                                ------------------   -------------
Net increase (decrease) in net assets resulting from capital share transactions -- Total ...            41,174,108      66,446,414
                                                                                                ------------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................           12,252,896      64,752,331
                                                                                                ------------------   -------------
ENDING NET ASSETS ...........................................................................   $      147,056,530   $ 134,803,634
                                                                                                ------------------   -------------

SHARES ISSUED AND REDEEMED
    Shares sold .............................................................................            7,215,097       7,913,504
    Shares issued in reinvestment of distributions ..........................................              196,245         394,595
    Shares redeemed .........................................................................           (3,295,489)     (2,098,609)
                                                                                                ------------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....            4,115,853       6,209,490
                                                                                                ------------------   -------------

Ending balance of undistributed net investment income (loss) ................................   $          104,733   $      82,307
                                                                                                ------------------   -------------

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets     Wells Fargo Advantage WealthBuilder Portfolio 33

       WEALTHBUILDER MODERATE                    WEALTHBUILDER GROWTH
         BALANCED PORTFOLIO                       BALANCED PORTFOLIO
------------------------------------     -------------------------------------
    For the                                  For the
 Six Months Ended         For the         Six Months Ended          For the
November 30, 2008       Year Ended       November 30, 2008        Year Ended
   (Unaudited)         May 31, 2008         (Unaudited)          May 31, 2008
-----------------     --------------     -----------------      --------------
$     245,103,519     $  145,929,762     $     693,612,176      $  620,020,196

        2,478,688          5,023,758             3,716,066          13,536,842
       (7,774,848)         1,132,095           (40,363,774)         19,881,055
      (64,779,553)        (6,056,192)         (222,846,080)        (60,381,387)
-----------------     --------------     -----------------      --------------
      (70,075,713)            99,661          (259,493,788)        (26,963,490)
-----------------     --------------     -----------------      --------------

       (2,301,674)        (4,683,604)                    0         (12,465,234)
                0         (5,961,652)                    0         (40,688,983)
-----------------     --------------     -----------------      --------------
       (2,301,674)       (10,645,256)                    0         (53,154,217)
-----------------     --------------     -----------------      --------------

       58,701,398        138,030,328            61,098,581         220,421,043
        2,199,153         10,286,225                     0          51,912,406
      (40,110,749)       (38,597,201)          (85,350,485)       (118,623,762)
-----------------     --------------     -----------------      --------------
       20,789,802        109,719,352           (24,251,904)        153,709,687
-----------------     --------------     -----------------      --------------
      (51,587,585)        99,173,757          (283,745,692)         73,591,980
-----------------     --------------     -----------------      --------------
$     193,515,934     $  245,103,519     $     409,866,484      $  693,612,176
-----------------     --------------     -----------------      --------------

        5,798,063         11,913,710             6,010,549          16,999,195
          209,095            893,449                     0           4,103,741
       (4,183,698)        (3,367,412)           (8,843,570)         (9,348,513)
-----------------     --------------     -----------------      --------------
        1,823,460          9,439,747            (2,833,021)         11,754,423
-----------------     --------------     -----------------      --------------

$         973,637     $      796,623     $       6,281,865      $    2,565,799
-----------------     --------------     -----------------      --------------

34 Wells Fargo Advantage WealthBuilder Portfolio   Statements of Changes in Net Assets

                                                                                                  WEALTHBUILDER GROWTH
                                                                                                  ALLOCATION PORTFOLIO
                                                                                           ----------------------------------
                                                                                               For the
                                                                                            Six Months Ended       For the
                                                                                           November 30, 2008      Year Ended
                                                                                              (Unaudited)        May 31, 2008
                                                                                           -----------------    -------------
INCREASE (DECREASE) IN NET ASSETS
    Beginning Net Assets ..............................................................    $     207,241,321    $ 148,308,630

OPERATIONS
    Net investment income (loss) ......................................................              623,531        2,812,588
    Net realized gain (loss) on investments ...........................................          (14,323,543)       3,132,135
    Net change in unrealized appreciation (depreciation) of investments . .............          (75,772,939)     (16,170,021)
                                                                                           -----------------    -------------
Net increase (decrease) in net assets resulting from operations .......................          (89,472,951)     (10,225,298)
                                                                                           -----------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income .............................................................                    0       (2,607,940)
    Net realized gain on sales of investments .........................................                    0       (7,498,293)
                                                                                           -----------------    -------------
Total distributions to shareholders ...................................................                    0      (10,106,233)
                                                                                           -----------------    -------------

CAPITAL SHARES TRANSACTIONS
    Proceeds from shares sold .........................................................           30,040,758      103,224,657
    Reinvestment of distributions .....................................................                    0        9,948,033
    Cost of shares redeemed ...........................................................          (22,990,442)     (33,908,468)
                                                                                           -----------------    -------------
Net increase (decrease) in net assets resulting from capital share transactions -
 Total ................................................................................            7,050,316       79,264,222
                                                                                           -----------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS .................................................          (82,422,635)      58,932,691
                                                                                           -----------------    -------------
ENDING NET ASSETS .....................................................................    $     124,818,686    $ 207,241,321
                                                                                           -----------------    -------------

SHARES ISSUED AND REDEEMED
    Shares sold .......................................................................            2,988,121        7,910,937
    Shares issued in reinvestment of distributions ....................................                    0          765,816
    Shares redeemed ...................................................................           (2,374,449)      (2,662,392)
                                                                                           -----------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
 TRANSACTIONS .........................................................................              613,672        6,014,361
                                                                                           -----------------    -------------

Ending balance of undistributed net investment income (loss) ..........................    $         835,145    $     211,614
                                                                                           -----------------    -------------

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets      Wells Fargo Advantage WealthBuilder Portfolio 35

                                                WEALTHBUILDER TACTICAL
   WEALTHBUILDER EQUITY PORTFOLIO                  EQUITY PORTFOLIO
------------------------------------     -------------------------------------
     For the                                  For the
 Six Months Ended        For the          Six Months Ended         For the
November 30, 2008       Year Ended       November 30, 2008        Year Ended
  (Unaudited)          May 31, 2008         (Unaudited)          May 31, 2008
-----------------     --------------     -----------------      --------------

$     187,597,369     $  207,400,989     $     582,572,237      $  513,946,848

         (242,972)         1,451,031              (699,285)          7,137,712
       (7,942,128)        11,486,039           (73,763,471)         38,507,558
      (66,978,048)       (31,938,787)         (178,449,213)        (89,308,871)
-----------------     --------------     -----------------      --------------
      (75,163,148)       (19,001,717)         (252,911,969)        (43,663,601)
-----------------     --------------     -----------------      --------------

                0         (1,337,856)                    0          (6,716,834)
                0        (17,170,422)                    0         (47,222,747)
-----------------     --------------     -----------------      --------------
                0        (18,508,278)                    0         (53,939,581)
-----------------     --------------     -----------------      --------------

        8,625,005         36,914,181            35,689,980         209,851,745
                0         17,821,307                    30          52,672,408
      (24,188,260)       (37,029,113)          (67,350,900)        (96,295,582)
-----------------     --------------     -----------------      --------------
      (15,563,255)        17,706,375           (31,660,890)        166,228,571
-----------------     --------------     -----------------      --------------
      (90,726,403)       (19,803,620)         (284,572,859)         68,625,389
-----------------     --------------     -----------------      --------------
$      96,870,966     $  187,597,369     $     297,999,378      $  582,572,237
-----------------     --------------     -----------------      --------------

          858,309          2,656,232             2,823,707          12,111,027
                0          1,342,977                     3           3,144,621
       (2,468,322)        (2,777,395)           (5,627,687)         (5,810,179)
-----------------     --------------     -----------------      --------------
       (1,610,013)         1,221,814            (2,803,977)          9,445,469
-----------------     --------------     -----------------      --------------

$        (150,662)    $       92,310     $        (234,482)     $      464,803
-----------------     --------------     -----------------      --------------

36 Wells Fargo Advantage WealthBuilder Portfolio            Financial Highlights

                                                      Beginning                    Net Realized    Distributions
                                                      Net Asset        Net        and Unrealized      from Net     Distributions
                                                      Value Per    Investment      Gain (Loss)       Investment      from Net
                                                        Share     Income (Loss)   on Investments       Income      Realized Gains
                                                      ---------   -------------   --------------   -------------   --------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
June 1, 2008 to November 30, 2008 (Unaudited) .....   $   10.64        0.13           (1.88)           (0.13)           0.00
June 1, 2007 to May 31, 2008 ......................   $   10.84        0.33           (0.01)           (0.32)          (0.20)
June 1, 2006 to May 31, 2007 ......................   $   10.31        0.27            0.60            (0.28)          (0.06)
June 1, 2005 to May 31, 2006 ......................   $   10.21        0.21            0.11            (0.21)          (0.01)
September 30, 2004(5) to May 31, 2005 .............   $   10.00        0.07            0.20            (0.06)           0.00

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
June 1, 2008 to November 30, 2008 (Unaudited) .....   $   11.35        0.10           (3.09)           (0.10)           0.00
June 1, 2007 to May 31, 2008 ......................   $   12.00        0.29           (0.30)           (0.29)          (0.35)
June 1, 2006 to May 31, 2007 ......................   $   10.95        0.21            1.15            (0.20)          (0.11)
June 1, 2005 to May 31, 2006 ......................   $   10.42        0.14            0.54            (0.13)          (0.02)
September 30, 2004(5) to May 31, 2005 .............   $   10.00        0.04            0.40            (0.02)           0.00

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
June 1, 2008 to November 30, 2008 (Unaudited) .....   $   12.27        0.07           (4.71)            0.00            0.00
June 1, 2007 to May 31, 2008 ......................   $   13.85        0.27           (0.79)           (0.25)          (0.81)
June 1, 2006 to May 31, 2007 ......................   $   12.45        0.14            1.99            (0.13)          (0.60)
June 1, 2005 to May 31, 2006 ......................   $   11.76        0.15            1.12            (0.14)          (0.44)
June 1, 2004 to May 31, 2005 ......................   $   11.15        0.10            0.61            (0.10)           0.00
June 1, 2003 to May 31, 2004 ......................   $    9.68        0.08            1.52            (0.13)           0.00

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
June 1, 2008 to November 30, 2008 (Unaudited) .....   $   12.47        0.04           (5.26)            0.00            0.00
June 1, 2007 to May 31, 2008 ......................   $   13.99        0.20           (0.99)           (0.19)          (0.54)
June 1, 2006 to May 31, 2007 ......................   $   11.93        0.08            2.23            (0.07)          (0.18)
June 1, 2005 to May 31, 2006                          $   10.70        0.02            1.30            (0.03)          (0.06)
September 30, 2004(5) to May 31, 2005 .............   $   10.00        0.00            0.73            (0.03)           0.00

WEALTHBUILDER EQUITY PORTFOLIO
June 1, 2008 to November 30, 2008 (Unaudited) .....   $   12.55       (0.02)          (5.27)            0.00            0.00
June 1, 2007 to May 31, 2008 ......................   $   15.11        0.11           (1.36)           (0.10)          (1.21)
June 1, 2006 to May 31, 2007 ......................   $   13.00       (0.02)           2.64             0.00           (0.51)
June 1, 2005 to May 31, 2006                          $   11.44       (0.04)           1.60             0.00            0.00
June 1, 2004 to May 31, 2005 ......................   $   10.56       (0.06)           0.94             0.00            0.00
June 1, 2003 to May 31, 2004 ......................   $    8.79       (0.06)           1.83             0.00            0.00

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
June 1, 2008 to November 30, 2008 (Unaudited) .....   $   15.79       (0.02)          (7.03)            0.00            0.00
June 1, 2007 to May 31, 2008 ......................   $   18.72        0.22           (1.49)           (0.21)          (1.45)
June 1, 2006 to May 31, 2007 ......................   $   15.48        0.02            3.54             0.00(11)       (0.32)
June 1, 2005 to May 31, 2006 ......................   $   13.01       (0.04)           2.51             0.00            0.00
June 1, 2004 to May 31, 2005 ......................   $   11.84       (0.03)           1.32             0.00            0.00
June 1, 2003 to May 31, 2004 ......................   $    9.42       (0.04)           2.46             0.00            0.00

----------
1. During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

2.   These ratios do not include expenses from the Underlying Funds.

3. Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

4. Total return would have been 16.26%, had the payments from the Advisor not been included.

5.   Commencement of operations.

6. Portfolio Turnover rates presented for periods of less than one year are not annualized.

7. Portfolio turnover ratio (excluding TBAs) for WealthBuilder Conservative Allocation Portfolio is 133%; for WealthBuilder Moderate Balanced Portfolio is 105%; for WealthBuilder Growth Balanced Portfolio is 105%; for WealthBuilder Growth Allocation Portfolio is 89%.

8. Portfolio turnover ratio (excluding TBAs) for WealthBuilder Conservative Allocation Portfolio is 120%; for WealthBuilder Moderate Balanced Portfolio is 96%; for WealthBuilder Growth Balanced Portfolio is 99%; for WealthBuilder Growth Allocation Portfolio is 71%.

9. Portfolio turnover ratio (excluding TBAs) for WealthBuilder Conservative Allocation Portfolio is 83%; for WealthBuilder Moderate Balanced Portfolio is 69%; for WealthBuilder Growth Balanced Portfolio is 73%; for WealthBuilder Growth Allocation Portfolio is 58%.

10. Portfolio turnover ratio (excluding TBAs) for WealthBuilder Conservative Allocation Portfolio is 39%; for WealthBuilder Moderate Balanced Portfolio is 39%; for WealthBuilder Growth Balanced Portfolio is 43%; for WealthBuilder Growth Allocation Portfolio is 42%.

11.  Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial Highlights            Wells Fargo Advantage WealthBuilder Portfolio 37


                          Ending            Ratio to Average Net Assets (Annualized)(1)
  Distributions in       Net Asset    ---------------------------------------------------                Portfolio    Net Assets at
     Excess of           Value Per    Net Investment      Gross      Expenses       Net        Total     Turnover     End of Period
Net Investment Income      Share       Income (Loss)    Expenses(2)  Waived(2)  Expenses(2)   Return(3)   Rate(6)    (000's omitted)
---------------------    ---------    --------------    -----------  ---------  -----------   ---------  ---------   ---------------
        0.00             $    8.76        2.77%           1.56%      (0.06)%       1.50%      (16.53)%     81%(10)   $       147,057
        0.00             $   10.64        3.06%           1.59%      (0.09)%       1.50%        3.04%     135%(9)    $       134,804
        0.00             $   10.84        2.67%           1.60%      (0.10)%       1.50%        8.58%     190%(8)    $        70,051
        0.00             $   10.31        2.30%           1.62%      (0.12)%       1.50%        3.29%     163%(7)    $        40,290
        0.00             $   10.21        1.64%           2.79%      (1.29)%       1.50%        2.71%       9%       $        15,162

        0.00             $    8.26        2.15%           1.57%      (0.07)%       1.50%      (26.54)%     65%(10)   $       193,516
        0.00             $   11.35        2.61%           1.57%      (0.07)%       1.50%       (0.14)%    109%(9)    $       245,104
        0.00             $   12.00        2.00%           1.56%      (0.06)%       1.50%       12.66%     149%(8)    $       145,930
        0.00             $   10.95        1.60%           1.60%      (0.10)%       1.50%        6.62%     152%(7)    $        69,826
        0.00             $   10.42        0.85%           2.48%      (0.98)%       1.50%        4.41%      16%       $        19,919

        0.00             $    7.63        1.31%           1.56%      (0.06)%       1.50%      (37.73)%     66%(10)   $       409,866
        0.00             $   12.27        2.07%           1.57%      (0.07)%       1.50%       (4.00)%    104%(9)    $       693,612
        0.00             $   13.85        1.18%           1.53%      (0.03)%       1.50%       17.58%     143%(8)    $       620,020
        0.00             $   12.45        1.13%           1.53%      (0.03)%       1.50%       10.88%     139%(7)    $       449,306
        0.00             $   11.76        0.90%           1.45%      (0.04)%       1.41%        6.37%      98%       $       355,582
        0.00             $   11.15        0.75%           1.21%       0.00%        1.21%       16.52%(4)   96%       $       260,922

        0.00             $    7.25        0.73%           1.59%      (0.09)%       1.50%      (41.86)%     56%(10)   $       124,819
        0.00             $   12.47        1.59%           1.58%      (0.08)%       1.50%       (5.84)%     76%(9)    $       207,241
        0.00             $   13.99        0.64%           1.58%      (0.08)%       1.50%       19.51%      95%(8)    $       148,309
        0.00             $   11.93        0.08%           1.63%      (0.13)%       1.50%       12.27%     108%(7)    $        68,042
        0.00             $   10.70       (0.80)%          2.91%      (1.41)%       1.50%        7.25%      28%       $        15,255

        0.00             $    7.26       (0.34)%          1.61%      (0.11)%       1.50%      (42.15)%     25%       $        96,871
        0.00             $   12.55        0.73%           1.59%      (0.09)%       1.50%       (8.75)%     37%       $       187,597
        0.00             $   15.11       (0.14)%          1.58%      (0.08)%       1.50%       20.54%      43%       $       207,401
        0.00             $   13.00       (0.34)%          1.59%      (0.09)%       1.50%       13.64%      70%       $       154,909
        0.00             $   11.44       (0.64)%          1.48%      (0.06)%       1.42%        8.33%      92%       $       118,581
        0.00             $   10.56       (0.74)%          1.24%      (0.01)%       1.23%       20.14%     101%       $        87,885

        0.00             $    8.74       (0.31)%          1.57%      (0.07)%       1.50%      (44.65)%     73%       $       297,999
        0.00             $   15.79        1.28%           1.57%      (0.07)%       1.50%       (7.31)%     47%       $       582,572
        0.00             $   18.72        0.08%           1.56%      (0.06)%       1.50%       23.20%      50%       $       513,947
        0.00             $   15.48       (0.30)%          1.55%      (0.05)%       1.50%       18.99%      76%       $       269,225
       (0.12)            $   13.01       (0.50)%          1.47%      (0.05)%       1.42%       10.89%     110%       $       165,325
        0.00             $   11.84       (0.42)%          1.23%      (0.01)%       1.22%       25.69%     121%       $       105,829

38 Wells Fargo Advantage WealthBuilder Portfolio   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at November 30, 2008, was comprised of 99 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the WealthBuilder Conservative Allocation Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Equity Portfolio (formerly named WealthBuilder Growth & Income Portfolio), and WealthBuilder Tactical Equity Portfolio (formerly named WealthBuilder Growth Portfolio). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds ("Underlying Funds"). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services or from the servicing agent of the non-affiliated funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Underlying Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Prospectus for those underlying Funds. Such underlying Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after

Notes to Financial Statements   Wells Fargo Advantage WealthBuilder Portfolio 39

foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-     Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Funds' investments in securities:

                                                                                         Total Fair
                                                                                         Value as of
PORTFOLIO                                           Level 1       Level 2     Level 3    11/30/2008
-----------------------------------------------  ------------   -----------   -------   ------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO  $145,475,944   $ 1,059,388   $     0   $146,535,332
WEALTHBUILDER MODERATE BALANCED PORTFOLIO         189,964,884     2,768,033         0    192,732,917
WEALTHBUILDER GROWTH BALANCED PORTFOLIO           399,455,277     9,034,411         0    408,489,688
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO         121,985,653     2,718,126         0    124,703,779
WEALTHBUILDER EQUITY PORTFOLIO                     96,657,987             0         0     96,657,987
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO           298,041,795             0         0    298,041,795

The following is a summary of the inputs used as of November 30, 2008 in valuing the Funds' investments in other financial instruments:*

                                                                                        Total Unrealized
                                                                                          Appreciation/
PORTFOLIO                                           Level 1       Level 2     Level 3    (Depreciation)
-----------------------------------------------  ------------   -----------   -------   ----------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO  $ (2,252,733)  $         0   $     0   $     (2,252,733)
WEALTHBUILDER MODERATE BALANCED PORTFOLIO          (7,439,455)            0         0         (7,439,455)
WEALTHBUILDER GROWTH BALANCED PORTFOLIO           (27,572,420)            0         0        (27,572,420)
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO          (8,283,768)            0         0         (8,283,768)

----------------
* Other financial instruments include: futures, options, sale commitments, and swaps.

40 Wells Fargo Advantage WealthBuilder Portfolio   Notes to Financial Statements

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Each Fund records its pro rata share of the Master Portfolio's net investment income, and realized and unrealized gain and loss daily.

Dividend income and realized gain distributions are recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Capital gain distributions from underlying funds are treated as realized gains.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2008.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of November 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2005; May 31, 2006; May 31, 2007; May 31, 2008) are
subject to examination by the Internal Revenue Service and state departments of revenue.

At May 31, 2008, current year deferred post-October loss, which will be treated as realized for tax purposes on the first day of the succeeding year, was:

                                                      Deferred Post-October
PORTFOLIO                                                 Capital Loss
------------------------------------------------      ---------------------
WEALTHBUILDER MODERATE BALANCED PORTFOLIO                  $  891,628

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract

Notes to Financial Statements   Wells Fargo Advantage WealthBuilder Portfolio 41

at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2008, the following Funds held futures contracts:

                                                                                                          Net Unrealized
                                                                                             Nominal       Appreciation
PORTFOLIO                                        Contracts      Type     Expiration Date      Amount      (Depreciation)
-----------------------------------------------  ---------   ---------   ---------------   ------------   --------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO   34 Long      S&P 500     December 2008   $  9,684,848   $   (2,074,798)
                                                  57 Short   US T-Bond        March 2009      7,088,674         (177,935)
WEALTHBUILDER MODERATE BALANCED PORTFOLIO         89 Long      S&P 500     December 2008     26,900,904       (6,980,569)
                                                 147 Short   US T-Bond        March 2009     18,281,317         (458,886)
WEALTHBUILDER GROWTH BALANCED PORTFOLIO          293 Long      S&P 500     December 2008     91,717,175      (26,136,450)
                                                 460 Short   US T-Bond        March 2009     57,206,843       (1,435,970)
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO         88 Long      S&P 500     December 2008     27,546,455       (7,849,855)
                                                 139 Short   US T-Bond        March 2009     17,286,415         (433,913)

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by Funds Management and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                        Advisory                      Subadvisory
                                                       Fees (% of                      Fees (% of
                                   Average Daily     Average Daily                   Average Daily
PORTFOLIO                            Net Assets       Net Assets)     Subadviser      Net Assets)
-------------------------------   ----------------   -------------   -------------   -------------
ALL WEALTHBUILDER PORTFOLIOS      First $1 billion       0.200       Wells Capital       0.150
                                  Next  $4 billion       0.175        Management
                                  Over  $5 billion       0.150       Incorporated

Funds Management also acts as adviser to, and is entitled to receive a fee from, each Master Portfolio or affiliated Underlying Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                        Average Daily          % of Average
                                          Net Assets         Daily Net Assets
----------------------------------    -----------------      ----------------
ALL WEALTHBUILDER PORTFOLIOS           First $5 billion            0.33
                                       Next  $5 billion            0.32
                                       Over $10 billion            0.31

42 Wells Fargo Advantage WealthBuilder Portfolio   Notes to Financial Statements

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services.

WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby, each Fund is charged up to an annual fee of 0.25% of the average daily net assets of the Fund. For the six-month period ended November 30, 2008, shareholder servicing fees paid by the Funds are disclosed on the Statements of Operations. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan ("Plan") for the Funds, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.75% of average daily net assets.

For the six-month period ended November 30, 2008, distribution fees paid are disclosed on the Statements of Operations.

OTHER FEES AND EXPENSES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual-asset based fee, and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six-month period ended November 30, 2008, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody, and shareholder servicing fees collected, if any. Funds Management has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the period were as follows:

                                                       Net Operating
                                                       Expense Ratio
                                                       -------------
ALL WEALTHBUILDER PORTFOLIOS                              1.50%*

-------------
*     This ratio does not include the expenses of the Underlying Funds.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date and U.S. Government Obligations) for the six-month period ended November 30, 2008, were as follows:

PORTFOLIO                                            Purchases at Cost    Sales Proceeds
--------------------------------------------------   -----------------    --------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO**    $     145,620,456    $  116,775,587
WEALTHBUILDER MODERATE BALANCED PORTFOLIO**                157,691,016       149,010,900
WEALTHBUILDER GROWTH BALANCED PORTFOLIO**                  370,662,829       403,620,706
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO**                 95,833,176        97,244,084
WEALTHBUILDER EQUITY PORTFOLIO**                            36,208,667        45,052,302
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO**                  327,543,508       341,981,132

--------------------
** These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

Notes to Financial Statements   Wells Fargo Advantage WealthBuilder Portfolio 43

Purchases and sales of the affiliated and non-affiliated funds in which the Funds invest are actual aggregate purchases and sales of those funds.

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Prior to its amendment on September 10, 2008, the agreement permitted borrowings of up to $150 million, collectively. Interest was charged to each Fund based on its borrowing at a rate equal to the Federal Funds rate plus 0.40%. In addition, the Funds paid a quarterly commitment fee equal to 0.1% per annum of the credit line. Pursuant to the amendment to the Credit Agreement entered into on September 10, 2008, interest under the Credit Agreement after such date is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.60%. In addition, under the amended Credit Agreement, the Funds pay a quarterly commitment equal to 0.15% per annum of the credit line. For the six-month period ended November 30, 2008, there were no borrowings by WealthBuilder Portfolios under the agreement.

6. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of November 30, 2008, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

7. MISCELLANEOUS

During the fiscal year ended May 31, 2005, the WealthBuilder Growth Allocation Portfolio, the WealthBuilder Growth Balanced Portfolio, the WealthBuilder Equity Portfolio and the WealthBuilder Tactical Equity Portfolio exchanged their portfolio investments in Class A shares of proprietary and non-proprietary mutual funds for Institutional Class shares of the same funds in order to lower the underlying fund expense ratio for each Portfolio. For financial reporting purposes, this transaction was treated as a recognized sale and the gain realized for each Portfolio as a result of the exchanges was as follows:

PORTFOLIO                                                Realized Gain
-----------------------------------------------          -------------
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO                $      76,793
WEALTHBUILDER GROWTH BALANCED PORTFOLIO                      6,867,830
WEALTHBUILDER EQUITY PORTFOLIO                               1,508,883
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO                      5,722,614

For tax purposes, the exchanges are treated as nontaxable exchanges under
Section 1036(a) of the Code. As a result, the amounts listed above are not recognized for tax purposes until the new Institutional Class shares acquired in the exchanges are subsequently sold. Accordingly, the tax cost basis of Institutional Class shares received in the exchanges which are still held as of May 31, 2008, are lower than the financial statement cost basis (to the extent of the remaining deferred tax gain on such shares).

As of May 31, 2008, the deferred gains for income tax purposes were as follows:

PORTFOLIO                                                Deferred Gain
-----------------------------------------------          -------------
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO                $      32,170
WEALTHBUILDER GROWTH BALANCED PORTFOLIO                        473,502
WEALTHBUILDER EQUITY PORTFOLIO                                 256,758
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO                        215,624

44 Wells Fargo Advantage WealthBuilder Portfolio               Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                      Position Held and
Name and Age          Length of Service(2)  Principal Occupations During Past Five Years          Other Directorships
--------------------  --------------------  ----------------------------------------------------  -------------------
Thomas S. Goho 66     Trustee, since 1987   Co-Director for the Calloway School of Stephens       None
                                            University of Wake Forest University. Prior
                                            thereto, the Thomas Goho Chair of Finance of Wake
                                            Forest University, Calloway School of Business and
                                            Accountancy, from 2006-2007 and Associate
                                            Professor of Finance from 1999 - 2005.

Peter G. Gordon 66    Trustee, since 1998;  President and Co-Founder of Crystal Geyser Water      None
                      Chairman, since 2005  Company.
                      (Lead Trustee since
                      2001)

Judith M. Johnson 59  Trustee, since 2008   Retired. Prior thereto, Chief Executive Officer       None
                                            and Chief Investment Officer of Minneapolis
                                            Retirement Fund from 1996 to 2008.

Olivia S. Mitchell    Trustee, since 2006   Professor of Insurance and Risk Management,           None
55                                          Wharton School, University of Pennsylvania.
                                            Director of the Boettner Center on Pensions and
                                            Retirement Research. Research associate and board
                                            member, Penn Aging Research Center. Research
                                            associate, National Bureau of Economic Research.

Timothy J. Penny 57   Trustee, since 1996   President and CEO of Southern Minnesota Initiative    None
                                            Foundation, a non-profit organization since 2007
                                            and Senior Fellow at the Humphrey Institute Policy
                                            Forum at the University of Minnesota since 1995.

Donald C. Willeke 68  Trustee, since 1996   Principal of the law firm of Willeke & Daniels.       None

Other Information               Wells Fargo Advantage WealthBuilder Portfolio 45

INTERESTED TRUSTEE(3)

                      Position Held and
Name and Age          Length of Service(2)  Principal Occupations During Past Five Years          Other Directorships
--------------------  --------------------  ----------------------------------------------------  -------------------
J. Tucker Morse(4)    Trustee, since 1987   Private Investor/Real Estate Developer. Prior         None
64                                          thereto, Chairman of Whitepoint Capital, LLC until
                                            2004.

ADVISORY BOARD TRUSTEES

                      Position Held and
Name and Age          Length of Service(2)  Principal Occupations During Past Five Years          Other Directorships
--------------------  --------------------  ----------------------------------------------------  -------------------
Isaiah Harris, Jr.    Advisory Board        Retired. Prior thereto, President and CEO of          CIGNA
56                    Trustee, since 2008   BellSouth Advertising and Publishing Corp from        Corporation
                                            2005 to 2007, President of BellSouth Enterprises      Deluxe Corporation
                                            from 2004 to 2005 and President of BellSouth
                                            Consumer Services from 2000 to 2003. Currently a
                                            member of the Iowa State University Foundation
                                            Board of Governors and a member of the Advisory
                                            Board of Iowa State University School of Business.

David F. Larcker      Advisory Board        James Irvin Miller Professor of Accounting at the     None
58                    Trustee, since 2008   Graduate School of Business, Stanford University,
                                            Director of Corporate Governance Research Program
                                            and Co-Director of The Rock Center for Corporate
                                            Governance since 2006. Member of the Advisory
                                            Board for the Center for Excellence in Accounting
                                            and Security Analysis at Columbia University since
                                            2003. From 2005 to 2006, Professor of Accounting
                                            at the Graduate School of Business, Stanford
                                            University. Prior thereto, Ernst & Young Professor
                                            of Accounting at The Wharton School, University of
                                            Pennsylvania from 1985 to 2005.

OFFICERS

                      Position Held and
Name and Age          Length of Service(2)  Principal Occupations During Past Five Years          Other Directorships
--------------------  --------------------  ----------------------------------------------------  -------------------
Karla M. Rabusch      President, since      Executive Vice President of Wells Fargo Bank, N.A.    None
49                    2003                  and President of Wells Fargo Funds Management, LLC
                                            since 2003. Senior Vice President and Chief
                                            Administrative Officer of Wells Fargo Funds
                                            Management, LLC from 2001 to 2003.

C. David Messman      Secretary, since      Senior Vice President and Secretary of Wells Fargo    None
48                    2000; Chief Legal     Funds Management, LLC since 2001. Vice President
                      Counsel, since 2003   and Managing Senior Counsel of Wells Fargo Bank,
                                            N.A. since 1996.

Stephen W. Leonhardt  Treasurer, since      Vice President and Manager of Fund Accounting,        None
49                    2007                  Reporting and Tax for Wells Fargo Funds
                                            Management, LLC since 2007. Director of Fund
                                            Administration and SEC Reporting for TIAA-CREF
                                            from 2005 to 2007. Chief Operating Officer for UMB
                                            Fund Services, Inc. from 2004 to 2005. Controller
                                            for Sungard Transaction Networks from 2002 to
                                            2004.

Debra Ann Early       Chief Compliance      Chief Compliance Officer of Wells Fargo Funds         None
44                    Officer, since 2007   Management, LLC since 2007. Chief Compliance
                                            Officer of Parnassus Investments from 2005 to
                                            2007. Chief Financial Officer of Parnassus
                                            Investments from 2004 to 2007 and Senior Audit
                                            Manager of PricewaterhouseCoopers LLP from 1998 to
                                            2004.

-----------------
1. The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2. Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3. As of November 30, 2008, one of the nine Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

4.    Retired as Interested Trustee effective December 31, 2008.

46 Wells Fargo Advantage WealthBuilder Portfolio           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   --  Association of Bay Area Governments
ADR    --  American Depositary Receipt
AMBAC  --  American Municipal Bond Assurance Corporation
AMT    --  Alternative Minimum Tax
ARM    --  Adjustable Rate Mortgages
BART   --  Bay Area Rapid Transit
CDA    --  Community Development Authority
CDO    --  Collateralized Debt Obligation
CDSC   --  Contingent Deferred Sales Charge
CGIC   --  Capital Guaranty Insurance Company
CGY    --  Capital Guaranty Corporation
CIFG   --  CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP    --  Certificate of Participation
CP     --  Commercial Paper
CTF    --  Common Trust Fund
DW&P   --  Department of Water & Power
DWR    --  Department of Water Resources
ECFA   --  Educational & Cultural Facilities Authority
EDFA   --  Economic Development Finance Authority
ETET   --  Eagle Tax-Exempt Trust
FFCB   --  Federal Farm Credit Bank
FGIC   --  Financial Guaranty Insurance Corporation
FHA    --  Federal Housing Authority
FHAG   --  Federal Housing Agency
FHLB   --  Federal Home Loan Bank
FHLMC  --  Federal Home Loan Mortgage Corporation
FNMA   --  Federal National Mortgage Association
FSA    --  Farm Service Agency
GDR    --  Global Depositary Receipt
GNMA   --  Government National Mortgage Association
GO     --  General Obligation
HCFR   --  Healthcare Facilities Revenue
HEFA   --  Health & Educational Facilities Authority
HEFAR  --  Higher Education Facilities Authority Revenue
HFA    --  Housing Finance Authority
HFFA   --  Health Facilities Financing Authority
HUD    --  Housing & Urban Development
IDA    --  Industrial Development Authority
IDAG   --  Industrial Development Agency
IDR    --  Industrial Development Revenue
LIBOR  --  London Interbank Offered Rate
LLC    --  Limited Liability Corporation
LOC    --  Letter of Credit
LP     --  Limited Partnership
MBIA   --  Municipal Bond Insurance Association
MFHR   --  Multi-Family Housing Revenue
MTN    --  Medium Term Note
MUD    --  Municipal Utility District
PCFA   --  Pollution Control Finance Authority
PCR    --  Pollution Control Revenue
PFA    --  Public Finance Authority
PFFA   --  Public Facilities Financing Authority
plc    --  Public Limited Company
PSFG   --  Public School Fund Guaranty
R&D    --  Research & Development
RDA    --  Redevelopment Authority
RDFA   --  Redevelopment Finance Authority
REITS  --  Real Estate Investment Trusts
SFHR   --  Single Family Housing Revenue
SFMR   --  Single Family Mortgage Revenue
SLMA   --  Student Loan Marketing Association
TBA    --  To Be Announced
TRAN   --  Tax Revenue Anticipation Notes
USD    --  Unified School District
XLCA   --  XL Capital Assurance

[GRAPHICS]

[WELLS FARGO LOGO]

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved. | www.wellsfargo.com/advantagefunds  |       113686 01-09
                                                                                                         SWBP/SAR102 11-08

                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

(LOGO)

REDUCE CLUTTER. SAVE TREES.
Sign up for electronic delivery of prospectuses and shareholder reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

                                   (GRAPHIC)

                               Semi-Annual Report
                               November 30, 2008

WELLS FARGO ADVANTAGE INCOME FUNDS

-    WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

-    WELLS FARGO ADVANTAGE INCOME PLUS FUND

-    WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

-    WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

-    WELLS FARGO ADVANTAGE STABLE INCOME FUND

-    WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

-    WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

REDUCE CLUTTER. SAVE TREES.
Sign up for electronic delivery of prospectuses and shareholder reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

CONTENTS

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
Diversified Bond Fund ....................................................     6
Income Plus Fund .........................................................     8
Inflation-Protected Bond Fund ............................................    10
Short Duration Government Bond Fund ......................................    12
Stable Income Fund .......................................................    14
Strategic Income Fund ....................................................    16
Total Return Bond Fund ...................................................    18
FUND EXPENSES ............................................................    20
PORTFOLIO OF INVESTMENTS
Diversified Bond Fund ....................................................    23
Income Plus Fund .........................................................    24
Inflation-Protected Bond Fund ............................................    32
Short Duration Government Bond Fund ......................................    33
Stable Income Fund .......................................................    36
Strategic Income Fund ....................................................    37
Total Return Bond Fund ...................................................    42
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    44
Statements of Operations .................................................    46
Statements of Changes in Net Assets ......................................    48
Financial Highlights .....................................................    56
NOTES TO FINANCIAL STATEMENTS ............................................    64
MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS
Inflation-Protected Bond Portfolio .......................................    75
Managed Fixed Income Portfolio ...........................................    77
Stable Income Portfolio ..................................................    86
Total Return Bond Portfolio ..............................................    93
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   106
Statements of Operations .................................................   107
Statements of Changes in Net Assets ......................................   108
Financial Highlights .....................................................   110
NOTES TO FINANCIAL STATEMENTS ............................................   111
OTHER INFORMATION ........................................................   118
LIST OF ABBREVIATIONS ....................................................   120

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO
INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the WELLS FARGO ADVISOR(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF NOVEMBER 30, 2008.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund(2)
Target 2010 Fund(2)
Target 2015 Fund(2)
Target 2020 Fund(2)
Target 2025 Fund(2)
Target 2030 Fund(2)
Target 2035 Fund(2)
Target 2040 Fund(2)
Target 2045 Fund(2)
Target 2050 Fund(2)

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund1
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1.) The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE SEMI-ANNUAL REPORT.

                      2 Wells Fargo Advantage Income Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)
President
WELLS FARGO ADVANTAGE FUNDS

STRAINS TO THE FINANCIAL MARKETS COMMANDED A RAPID DEPLOYMENT OF UNPRECEDENTED POLICY INTERVENTIONS BY THE U.S. GOVERNMENT.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Income Funds for the six-month period that ended November 30, 2008. The period was marked by extreme volatility across the financial markets and proved to be a challenging time for investors. While periods of volatility can present challenges, we believe that investors should remember the importance of maintaining a long-term investment strategy based on their individual goals and risk tolerance.

HISTORIC MARKET EVENTS IN FALL 2008.

Several years of financial innovation came to a grinding halt in the fall of 2008, as the major investment banks became casualties of their own creations. Much of the exorbitant securitization and repackaging of mortgage debt in recent years proved both excessive and heedless. Consequently, the sharp upsurge in housing prices of prior years met with an equally powerful correction of those values and culminated in the deterioration of asset values across a broad swath of the securities market. There were certainly many riskier assets that had been overvalued during the housing boom that were deservedly marked down, but any hopes that their effects could be contained from contaminating the broader markets were all but extinguished in the fall of 2008.

A global credit crisis ensued in mid-September, which touched off several weeks of historic market volatility. Merrill Lynch was taken over by Bank of America in a peremptory deal to stave off insolvency--though an unfortunate end to a storied investment bank, this proved a far better fate than what would befall Lehman Brothers. The U.S Treasury Secretary announced that there would be no further interventions to support financial institutions, and thus Lehman Brothers was left to bankruptcy. This resulted in a tremendous escalation of counterparty risk in the markets, meaning that investors became highly skeptical of financial institutions.

The sudden demise of two major U.S. investment banks over a single weekend drove volatility to historic levels during the subsequent trading week. Perhaps in observation of the injury this caused to investor confidence, the U.S. government quickly reversed course on its newly found laissez-faire principles by intervening on behalf of the insurance company AIG, whose portfolio of credit-default swaps was deemed "too large to fail." Over the following weeks, a number of financial institutions were pressured by declines in their portfolio values as several types of securities were besieged by uncertainty and the abandonment of credit risk.

These strains to the financial markets commanded a rapid deployment of unprecedented policy interventions by the U.S. government. In addition to the conventional tools, such as dropping interest rates (which the Fed did to 1.00%), the Federal Reserve increased its use of liquidity facilities to inject capital directly into the financial system. This involved buying commercial paper directly from companies, lending capital directly to banks, allowing companies to swap their securities for U.S. Treasuries, backing the assets of Citigroup, and extending credit to AIG. Congress also passed the Troubled Asset Relief Program (TARP), which was initially intended to buy up troubled assets but later morphed into a program for providing capital directly to banks. In late November, two more programs were

                      Wells Fargo Advantage Income Funds 3


Letter to Shareholders

implemented: the $600 billion housing market program and the $200 billion Term Asset-Backed Securities Loan Facility (TALF), which intends to support the consumer credit and small business segments of the economy. All of these actions are aimed at two major initiatives: stabilizing the housing market and rebuilding confidence in the credit system. Both of these conditions likely need to be met before economic recovery can begin.

EFFECTS OF GLOBAL DELEVERAGING ON THE FIXED-INCOME MARKETS.

Uncertainty over the health of the financial system coupled with a lack of confidence in structured debt products and derivatives resulted in a global deleveraging of risk. Bond markets across the board largely deteriorated, with the exception of U.S. government-backed debt. U.S. Treasuries rallied strongly during the credit crisis in one of the most tenacious flights to quality on record, producing returns of more than 8% over the six-month period that ended November 30. Treasuries longer than 20 years returned nearly 20% for the period. The appetite for U.S. government debt reached unprecedented levels, as foreign investors shed riskier assets and swapped into the government-issued notes. In November, three-month Treasury bills touched yields of three basis points while four-week bills actually notched a negative yield--meaning that investors paid for the right to lend their money to the U.S. government. The last time this occurred was in 1940.

Agency-issued mortgage-backed securities performed well over the period, benefiting from the U.S. government's interventions in Fannie Mae and Freddie Mac. The two companies own or guarantee roughly 50% of U.S. mortgages. These securities returned about 7% for the six-month period, which was the best-performing non-Treasury fixed-income security class. The other segments of the fixed-income markets did not fare well, except for their respective AAA-rated securities. Investment-grade corporate bonds as a sector lost about 10% during the period, asset-backed securities lost around 12%, and commercial mortgage-backed securities lost 30%. Below-investment-grade corporate bonds notched their worst month on record in October, losing nearly 17%. The high-yield sector lost nearly 30% for the combined three months of September, October, and November. Thus, only the highest-quality fixed-income securities performed well during the period, while most lower-quality securities lost value. At the close of the period, investors appeared cautiously optimistic that continued government intervention could bolster the financial system and normalize valuations in the fixed-income markets.

DON'T LET SHORT-TERM MARKET VOLATILITY DERAIL YOUR LONG-TERM INVESTMENT GOALS.

Experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

BOND MARKETS ACROSS THE BOARD LARGELY DETERIORATED, WITH THE EXCEPTION OF U.S. GOVERNMENT-BACKED DEBT. U.S. TREASURIES RALLIED STRONGLY DURING THE CREDIT CRISIS IN ONE OF THE MOST TENACIOUS FLIGHTS TO QUALITY ON RECORD.

                      4 Wells Fargo Advantage Income Funds


                                                          Letter to Shareholders

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                      6 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE

The Wells Fargo Advantage Diversified Bond Fund (the Fund) seeks total return, consisting of current income and capital appreciation, by diversifying its investments among different fixed income investment styles.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

PORTFOLIO MANAGERS
Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA

FUND INCEPTION
December 31, 1982

PORTFOLIO ALLOCATION (1)
(AS OF NOVEMBER 30, 2008)

                                  (PIE CHART)

Cash Equivalents                      (9%)
Asset Backed Securities               (8%)
Collateralized Mortgage Securities   (19%)
U.S. Treasury Bonds                   (8%)
U.S. Treasury Notes                   (5%)
U.S. Government Agencies             (18%)
Corporate Bonds                      (26%)
Municipal Bonds                       (7%)

----------
(1.) This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests. Portfolio holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the master portfolios.

                      Wells Fargo Advantage Income Funds 7


Performance Highlights

                         WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2008)

                                                                                     Expense Ratio
                                                                                   -----------------
DIVERSIFIED BOND FUND                      6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
---------------------                      ---------   ------   ------   -------   --------   ------
Administrator Class (NVMFX)                  (4.61)    (4.79)    2.30      3.74      1.07%     0.70%
Barclays Capital U.S. Aggregate Index(5)      0.25      1.74     4.10      5.28

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(2.) The Fund is a gateway blended Fund that invests substantially all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

(3.) Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

(4.) The investment adviser has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

                      8 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE INCOME PLUS FUND

INVESTMENT OBJECTIVE

The Wells Fargo Advantage Income Plus Fund (the Fund) seeks to maximize income while maintaining prospects for capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Michael J. Bray, CFA
W. Frank Koster
D. James Newton II, CFA, CPA
Thomas M. Price, CFA
Janet S. Rilling, CFA, CPA

FUND INCEPTION
July 13, 1998

PORTFOLIO ALLOCATION(1)
(AS OF NOVEMBER 30, 2008)

                                  (PIE CHART)

U.S. Treasury Bonds                   (4%)
Asset Backed Securities               (5%)
U.S. Treasury Notes                  (21%)
Collateralized Mortgage Securities   (11%)
Corporate Bonds                      (19%)
U.S. Government Agencies             (40%)

----------
(1.) Portfolio allocation is subject to change and may have changed since the date specified.

                      Wells Fargo Advantage Income Funds 9


Performance Highlights

                              WELLS FARGO ADVANTAGE INCOME PLUS FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2008)

                                          Including Sales Charge                 Excluding Sales Charge            Expense Ratio
                                 -------------------------------------   -------------------------------------   -----------------
INCOME PLUS FUND                 6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
----------------                 ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (STYAX)                    (6.94)    (6.09)    2.81     3.53       (2.59)    (1.68)    3.76     4.01       1.21%    0.90%
Class B (STYBX)**                  (7.98)    (7.43)    2.62     3.46       (2.98)    (2.43)    2.98     3.46       1.96%    1.65%
Class C (WFIPX)                    (3.87)    (3.40)    2.99     3.23       (2.87)    (2.40)    2.99     3.23       1.96%    1.65%
Institutional Class (WIPIX)                                                (2.40)    (1.48)    3.80     3.72       0.74%    0.61%
Investor Class (WIPNX)                                                     (2.51)    (1.59)    3.78     3.54       1.26%    0.94%
Barclays Capital U.S.
   Universal Bond Index(5)                                                 (2.49)    (1.10)    3.75    (2.80)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(2.) Institutional Class shares incepted on July 18, 2008. Performance shown prior to the inception of the Institutional Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Investor Class shares incepted on July 18, 2008. Performance shown prior to the inception of the Investor Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Investor Class shares.

(3.) Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

(4.) The investment adviser has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital U.S. Universal Bond Index is an unmanaged market-value-weighted performance benchmark for the U.S. dollar denominated bond market, which includes investment grade, high yield, and emerging market debt securities with maturities of one year or more. You cannot invest directly in an Index.

                      10 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND (the Fund) seeks total return, consisting of income and capital appreciation, while providing protection against inflation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Michael J. Bray, CFA
Jay N. Mueller, CFA

FUND INCEPTION
February 28, 2003

PORTFOLIO ALLOCATION(1)
(AS OF NOVEMBER 30, 2008)

                                   (PIE CHART)

Cash Equivalent              (3%)
U.S. Treasury Bonds         (41%)
U.S. Treasury Notes         (56%)

----------
(1.) This chart represents the composite of the portfolio allocations of the Master Portfolio in which the Fund invests. Portfolio holdings are subject to change and may have changed since the date specified. See notes to the Financial Statements for a discussion of the Master Portfolio.

                      Wells Fargo Advantage Income Funds 11


Performance Highlights

                 WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2008)

                                         Including Sales Charge                 Excluding Sales Charge            Expense Ratio
                                 -------------------------------------   ------------------------------------   -----------------
                                                                 Life                                   Life
INFLATION-PROTECTED BOND FUND    6 Months*   1 Year   5 Year   of Fund   6 Months*   1 Year  5 Year   of Fund   Gross(3)   Net(4)
-----------------------------    ---------   ------   ------   -------   ---------   ------  ------   -------   --------   ------
Class A (IPBAX)                   (14.18)    (12.00)   1.57      1.79     (10.13)    (7.85)    2.51      2.61      1.13%     0.85%
Class B (IPBBX)**                 (15.60)    (13.58)   1.33      1.63     (10.60)    (8.58)    1.71      1.79      1.88%     1.60%
Class C (IPBCX)                   (11.50)     (9.48)   1.72      1.81     (10.50)    (8.48)    1.72      1.81      1.88%     1.60%
Administrator Class (IPBIX)                                               (10.14)    (7.66)    2.74      2.83      1.06%     0.60%
Barclays Capital U.S. Treasury
   Inflation-Protected
   Securities Index(5)                                                     (9.94)    (7.12)    3.28      3.32

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The principal value of and interest payments on inflation-protected debt securities tend to fall with the rate of inflation. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(2.) The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

(3.) Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

(4.) The investment adviser has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital U.S. Treasury Inflation-Protected Securities Index is an index of inflation-indexed linked U.S. Treasury securities. You cannot invest directly in an Index.

                      12 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND (the Fund) seeks to provide current income consistent with capital preservation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Thomas O'Connor, CFA
William Stevens

FUND INCEPTION
December 18, 1992

PORTFOLIO ALLOCATION(1)
(AS OF NOVEMBER 30, 2008)

                                   (PIE CHART)

Asset Backed Securities              (16%)
Mortgage Backed Securities           (42%)
Collateralized Mortgage Securities   (27%)
U.S. Treasury Notes                  (15%)

----------
(1.) Portfolio allocation is subject to change and may have changed since the date specified.

                     Wells Fargo Advantage Income Funds 13


Performance Highlights


           WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2008)

                                      Including Sales Charge                  Excluding Sales Charge            Expense Ratio
SHORT DURATION                -------------------------------------   -------------------------------------   -----------------
GOVERNMENT BOND FUND          6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
--------------------          ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (MSDAX)                 (2.19)     0.02     2.45      3.75      0.84       3.12     3.07      4.06     0.97%     0.85%
Class B (MSDBX)**               (2.44)    (0.65)    2.46      3.98      0.56       2.35     2.46      3.98     1.72%     1.60%
Class C (MSDCX)                 (0.44)     1.35     2.31      3.51      0.56       2.35     2.31      3.51     1.72%     1.60%
Administrator Class (MNSGX)                                             1.07       3.48     3.34      4.34     0.89%     0.60%
Institutional Class (WSGIX)                                             1.16       3.56     3.47      4.41     0.63%     0.42%
Barclays Capital 1-3 Year
   U.S. Government Bond
   Index(5)                                                             3.62       5.88     4.01      4.74

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks. The U.S. Government guarantee applies to certain of the underlying securities and not to shares of the Fund.

----------
(2.) Class A shares incepted on March 11, 1996. Class B and Class C shares incepted on May 31, 2002. Performance shown prior to the inception of Class B and Class C reflects the performance of the Administrator Class shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Institutional Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Institutional Class reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(3.) Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

(4.) The investment adviser has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital 1-3 Year U.S. Government Bond Index is composed of publicly issued, non-convertible domestic debt of the U.S. Government and its agencies. The Index also includes corporate debt guaranteed by the U.S. Government. Only notes and bonds with maturities between one year and 2.9 years are included in the Index. You cannot invest directly in an Index.

                     14 Wells Fargo Advantage Income Funds

                             Performance Highlights


WELLS FARGO ADVANTAGE STABLE INCOME FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE STABLE INCOME FUND (the Fund) seeks current income consistent with capital preservation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Galliard Capital Management, Inc.

PORTFOLIO MANAGERS
Richard Merriam, CFA
Ajay Mirza, CFA

FUND INCEPTION
November 11, 1994

PORTFOLIO ALLOCATION(1)
(AS OF NOVEMBER 30, 2008)

                                  (PIE CHART)

MUNICIPAL BONDS              (4%)
ASSET BACKED SECURITIES     (21%)
CASH EQUIVALENT             (18%)
COLLATERALIZED MORTGAGE
   SECURITIES               (21%)
CORPORATE BONDS              (9%)
U.S. GOVERNMENT AGENCIES    (27%)

----------
(1.) This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests. Portfolio holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the master portfolios.

Performance Highlights


                     Wells Fargo Advantage Income Funds 15

                            WELLS FARGO ADVANTAGE STABLE INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2008)

                                           Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                                   -------------------------------------   -------------------------------------   -----------------
STABLE INCOME FUND                 6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
-------------------------------    ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (NVSAX)                      (7.31)    (9.10)    0.42      2.23      (5.42)    (7.25)    0.83     2.44       0.99%    0.85%
Class B (NVSBX)**                    (7.20)    (9.37)    0.22      2.13      (5.70)    (7.87)    0.22     2.13       1.74%    1.60%
Class C (WSICX)                      (6.71)    (8.96)    0.07      1.64      (5.71)    (7.96)    0.07     1.64       1.74%    1.60%
Administrator Class (NVSIX)                                                  (5.23)    (7.06)    1.06     2.65       0.91%    0.65%
Barclays Capital 9-12 Months
   U.S. Short Treasury Index(5)                                               2.19      4.37     3.62     4.02
Barclays Capital 1-3 Year
   U.S. Government/Credit Bond
   Index(6)                                                                   1.76      3.98     3.68     1.90
   Barclays Capital 9-12 Months
   Short-Term U.S. Government/
   Credit Bond Index(7)                                                       1.66      4.00       NA       NA

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.50%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

BOND fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(2.) Class A shares incepted on May 2, 1996. Class B shares incepted on May 17,
     1996. Class C shares incepted on June 30, 2003. Performance shown prior to the inception of Class C reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Administrator Class shares incepted on November 11, 1994. The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activies of the master portfolio in which it invests.

(3.) Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

(4.) The investment adviser has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital 9-12 Months U.S. Short Treasury Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon strips. You cannot invest directly in an Index.

(6.) The Barclays Capital 1-3 Year U.S. Government Bond Index is composed of all publicly issued, nonconvertible domestic debt of the U.S. Government and its agencies. The index also includes corporate debt guaranteed by the U.S. Government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. You cannot invest directly in an Index.

(7.) The Barclays Capital 9-12 Months U.S. Short-Term U.S. Government/ Credit
     Bond Index is the 9-12 month component of the Short Term U.S. Government/Credit Bond Index, which contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. The Index has an inception date of August 1, 2004. You cannot invest directly in an Index.

                        16 Wells Fargo Advantage Income


                                                          Performance Highlights

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Kevin J. Maas, CFA
Thomas M. Price, CFA
Michael J. Schueller, CFA

FUND INCEPTION
November 30, 2000

CREDIT QUALITY(1)
(AS OF NOVEMBER 30, 2008)

                                  (PIE CHART)

BB                         (30%)
CCC                        (12%)
BBB                         (7%)
B                          (45%)
UNRATED                     (6%)

----------
(1.) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "ratings agencies"). Credit quality is subject to change.

                      Wells Fargo Advantage Income Funds 17


Performance Highlights

                         WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2008)

                                Including Sales Charge                    Excluding Sales Charge             Expense Ratio
                       ----------------------------------------  ----------------------------------------  ----------------
STRATEGIC INCOME FUND  6 Months*   1 Year  5 Year  Life of Fund  6 Months*  1 Year   5 Year  Life of Fund  Gross(2)  Net(3)
---------------------  ---------  -------  ------  ------------  ---------  -------  ------  ------------  --------  ------
Class A (SASAX)         (29.83)   (30.25)  (1.32)      3.14       (26.53)   (26.96)  (0.40)      3.74        1.29%    1.10%
Class B (SASIX)**       (31.89)   (32.51)  (1.67)      2.80       (26.89)   (27.51)  (1.25)      2.80        2.04%    1.85%
Class C (SASCX)         (27.95)   (28.58)  (1.28)      2.67       (26.95)   (27.58)  (1.28)      2.67        2.04%    1.85%
Barclays Capital U.S.
   Corporate High
   Yield Bond Index(4)                                            (32.46)   (31.23)  (1.82)      2.49

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage-and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

---------
(2.) Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

(3.) The investment adviser has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(4.) The Barclays Capital U.S. Corporate High Yield Bond Index is an unmanaged,
     U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an Index.

                      18 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (the Fund) seeks total return, consisting of income and capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Troy Ludgood
Thomas O'Connor, CFA
Lynne A. Royer
William Stevens

FUND INCEPTION
June 30, 1997

PORTFOLIO ALLOCATION(1)
(AS OF NOVEMBER 30, 2008)

                                   (PIE CHART)

Asset Backed Securities              (10%)
Collateralized Mortgage Securities   (23%)
Corporate Bonds                      (17%)
Mortgage Backed Securities           (45%)
U.S. Treasury Notes                   (5%)

---------
(1.) This chart represents the composite of the portfolio allocations of the Master Portfolio in which the Fund invests. Portfolio holdings are subject to change and may have changed since the date specified. See notes to the Financial Statements for a discussion of the Master Portfolio.

                      Wells Fargo Advantage Income Funds 19


Performance Highlights

                        WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN2 (%) (AS OF NOVEMBER 30, 2008)

                                   Including Sales Charge              Excluding Sales Charge          Expense Ratio
                             ----------------------------------  ----------------------------------  ----------------
TOTAL RETURN BOND FUND       6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(3)  Net(4)
----------------------       ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (MBFAX)               (6.61)    (5.23)   2.20     4.44     (2.21)   (0.77)   3.15     4.93     0.93%    0.85%
Class B** (MBFBX)             (7.57)    (6.50)   2.00     4.59     (2.57)   (1.50)   2.37     4.59     1.68%    1.60%
Class C (MBFCX)               (3.52)    (2.45)   2.39     4.30     (2.52)   (1.45)   2.39     4.30     1.68%    1.60%
Administrator Class (MNTRX)                                        (2.13)   (0.61)   3.38     5.08     0.85%    0.70%
Institutional Class (MBFIX)                                        (1.92)   (0.25)   3.65     5.27     0.58%    0.42%
Investor Class (WTRZX)                                             (2.15)   (0.75)   3.12     4.82     0.98%    0.90%
Barclays Capital
   U.S. Aggregate Index(5)                                          0.25     1.74    4.10     5.28

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(2.) The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Class A, Class B, and Class C shares incepted on October 31, 2001. Performance shown prior to the inception of Class A, Class B, and Class C reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B, and Class C sales charges and expenses, as applicable. The Administrator Class shares incepted on June 30, 1997. Institutional Class shares incepted on October 31, 2001. Performance shown prior to the inception of the Institutional Class reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Investor Class shares incepted on April 11, 2005. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Performance shown prior to the inception of the Investor Class reflects the performance of the Administrator Class shares, adjusted to reflect Class Z expenses.

(3.) Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

(4.) The investment adviser has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

                      20 Wells Fargo Advantage Income Funds


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from June 1, 2008 to November 30, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning          Ending      Expenses
                                              Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND     06-01-2008      11-30-2008     Period(1)    Expense Ratio
-------------------------------------------   -------------   -------------   -----------   -------------
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $  953.90        $3.42         0.70%
   Hypothetical (5% Return before expenses      $1,000.00       $1,021.50        $3.54         0.70%
WELLS FARGO ADVANTAGE INCOME PLUS FUND
CLASS A
   Actual                                       $1,000.00       $  974.10        $4.54         0.92%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.40        $4.65         0.92%
CLASS B
   Actual                                       $1,000.00       $  970.20        $8.27         1.68%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,016.60        $8.47         1.68%
CLASS C
   Actual                                       $1,000.00       $  971.30        $8.28         1.68%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,016.60        $8.47         1.68%
INSTITUTIONAL CLASS(2)
   Actual                                       $1,000.00       $  976.00        $2.22         0.61%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,016.19        $2.27         0.61%
INVESTOR CLASS(2)
   Actual                                       $1,000.00       $  974.90        $3.42         0.94%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,014.98        $3.49         0.94%

                      Wells Fargo Advantage Income Funds 21

Fund Expenses

                                                        Beginning         Ending        Expenses
                                                      Account Value   Account Value   Paid During     Net Annual
                                                        06-01-2008      11-30-2008     Period(1)    Expense Ratio
                                                      -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND
CLASS A
   Actual                                               $1,000.00       $  898.70        $4.03          0.85%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,020.75        $4.29          0.85%
CLASS B
   Actual                                               $1,000.00       $  894.00        $7.58          1.60%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,017.00        $8.07          1.60%
CLASS C
   Actual                                               $1,000.00       $  895.00        $7.58          1.60%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,017.05        $8.07          1.60%
ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $  898.60        $2.85          0.60%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,022.00        $3.03          0.60%
WELLS FARGO ADVANTAGE SHORT DURATION BOND FUND
CLASS A
   Actual                                               $1,000.00       $1,008.40        $4.27          0.85%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,020.75        $4.29          0.85%
CLASS B
   Actual                                               $1,000.00       $1,005.60        $8.02          1.60%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,017.00        $8.07          1.60%
CLASS C
   Actual                                               $1,000.00       $1,005.60        $8.02          1.60%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,017.00        $8.07          1.60%
ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $1,010.70        $3.02          0.60%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,022.00        $3.03          0.60%
INSTITUTIONAL CLASS
   Actual                                               $1,000.00       $1,011.60        $2.11          0.42%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,022.90        $2.12          0.42%
WELLS FARGO ADVANTAGE STABLE INCOME FUND
CLASS A
   Actual                                               $1,000.00       $  945.80        $4.13          0.85%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,020.75        $4.29          0.85%
CLASS B
   Actual                                               $1,000.00       $  943.00        $7.77          1.60%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,017.00        $8.07          1.60%
CLASS C
   Actual                                               $1,000.00       $  942.90        $7.77          1.60%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,017.00        $8.07          1.60%
ADMINISTRATOR CLASS
   Actual                                               $1,000.00       $  947.70        $3.17          0.65%
   Hypothetical (5% Return before expenses)             $1,000.00       $1,021.75        $3.29          0.65%

                     22 Wells Fargo Advantage Income Funds


                                                                   Fund Expenses

                                                  Beginning         Ending        Expenses
                                                Account Value   Account Value   Paid During     Net Annual
                                                  06-01-2008      11-30-2008     Period(1)    Expense Ratio
                                                -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND
CLASS A
   Actual                                         $1,000.00       $  734.70        $4.77          1.10%
   Hypothetical (5% Return before expenses)       $1,000.00       $1,019.50        $5.55          1.10%
CLASS B
   Actual                                         $1,000.00       $  731.10        $8.01          1.85%
   Hypothetical (5% Return before expenses)       $1,000.00       $1,015.75        $9.32          1.85%
CLASS C
   Actual                                         $1,000.00       $  730.50        $8.00          1.85%
   Hypothetical (5% Return before expenses)       $1,000.00       $1,015.75        $9.32          1.85%

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
CLASS A
   Actual                                         $1,000.00       $  977.90        $4.20          0.85%
   Hypothetical (5% Return before expenses)       $1,000.00       $1,020.75        $4.29          0.85%
CLASS B
   Actual                                         $1,000.00       $  974.30        $7.90          1.60%
   Hypothetical (5% Return before expenses)       $1,000.00       $1,017.00        $8.07          1.60%
CLASS C
   Actual                                         $1,000.00       $  974.80        $7.90          1.60%
   Hypothetical (5% Return before expenses)       $1,000.00       $1,017.00        $8.07          1.60%
ADMINISTRATOR CLASS
   Actual                                         $1,000.00       $  978.70        $3.46          0.70%
   Hypothetical (5% Return before expenses)       $1,000.00       $1,021.50        $3.54          0.70%
INSTITUTIONAL CLASS
   Actual                                         $1,000.00       $  980.80        $2.08          0.42%
   Hypothetical (5% Return before expenses)       $1,000.00       $1,022.90        $2.12          0.42%
INVESTOR CLASS
   Actual                                         $1,000.00       $  978.50        $4.45          0.90%
   Hypothetical (5% Return before expenses)       $1,000.00       $1,020.50        $4.55          0.90%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

(2.) This class commenced operations on July 18, 2008. Actual expenses shown for this class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 135/366 to reflect the period from July 18 to November 30,2008.

                     Wells Fargo Advantage Income Funds 23


Portfolio of Investments--November 30, 2008 (Unaudited)

DIVERSIFIED BOND FUND

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                        VALUE
---------------   ------------------------------------------------------------                                   ----------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.06%
             NA   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                       $      4,121,140
             NA   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                 29,571,729
             NA   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                     8,433,951
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $46,042,689)                                                   42,126,820
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $46,042,689)*                                                  100.06%                                  $     42,126,820
OTHER ASSETS AND LIABILITIES, NET                                        (0.06)                                           (25,293)
                                                                        ------                                   ----------------
TOTAL NET ASSETS                                                        100.00%                                  $     42,101,527
                                                                        ------                                   ----------------

----------
* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                      24 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

INCOME PLUS FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
AGENCY NOTES - INTEREST BEARING: 9.26%
$     5,000,000   FHLMC<<                                                               2.75%      04/11/2011    $      5,033,905
     14,210,000   FHLMC<<                                                               5.13       08/23/2010          14,914,248
     10,660,000   FNMA<<                                                                4.75       11/19/2012          11,307,094
        390,000   FNMA<<                                                                6.00       05/15/2011             419,900
TOTAL AGENCY NOTES - INTEREST BEARING (COST $30,991,554)                                                               31,675,147
                                                                                                                 ----------------
AGENCY SECURITIES: 41.11%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 5.47%
      9,190,000   FHLMC%%                                                               6.00       12/01/2037           9,388,155
            129   FHLMC #170027                                                        14.75       03/01/2010                 143
          2,132   FHLMC #170065                                                        14.00       09/01/2012               2,436
        351,506   FHLMC #1J1263<<+/-                                                    5.79       01/01/2036             356,135
        134,668   FHLMC #A77459                                                         7.50       05/01/2038             140,094
          1,577   FHLMC #C00922                                                         8.00       02/01/2030               1,670
      8,857,534   FHLMC #H09174<<                                                       5.50       03/01/2038           8,838,059
                                                                                                                       18,726,692
                                                                                                                 ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 34.25%
        495,000   FNMA<<                                                                3.38       05/19/2011             505,422
     33,035,000   FNMA%%                                                                5.00       12/01/2036          33,251,776
     15,360,000   FNMA%%                                                                5.50       12/01/2021          15,624,008
     20,800,000   FNMA%%                                                                5.50       12/01/2038          21,144,490
     12,430,000   FNMA%%                                                                6.00       12/01/2037          12,705,797
        596,377   FNMA #256986                                                          7.00       11/01/2037             611,273
      1,459,270   FNMA #257307<<                                                        6.00       08/01/2038           1,492,543
      1,523,335   FNMA #725715                                                          5.50       08/01/2034           1,550,929
      1,235,124   FNMA #735230<<                                                        5.50       02/01/2035           1,257,497
        210,986   FNMA #831621                                                          7.00       07/01/2036             219,958
        799,780   FNMA #863727<<+/-                                                     5.33       01/01/2036             820,654
        396,627   FNMA #886087<<                                                        6.50       07/01/2036             408,221
        444,088   FNMA #886686+/-                                                       6.13       08/01/2036             453,980
        439,158   FNMA #888022<<                                                        5.00       02/01/2036             442,530
        934,752   FNMA #888538                                                          5.50       01/01/2037             951,392
      1,156,787   FNMA #889398                                                          6.00       11/01/2037           1,183,279
        286,103   FNMA #892283<<+/-                                                     5.85       09/01/2036             291,948
        231,133   FNMA #895998                                                          6.50       07/01/2036             237,889
        169,623   FNMA #902200<<                                                        6.50       11/01/2036             174,582
        655,609   FNMA #918447                                                          5.50       05/01/2022             667,528
      3,689,505   FNMA #934370                                                          5.50       08/01/2038           3,752,877
     11,121,358   FNMA #941312<<                                                        6.50       07/01/2037          11,444,071
        151,048   FNMA #976190                                                          7.50       05/01/2038             157,511
      7,682,985   FNMA #987853                                                          5.50       08/01/2038           7,814,950
                                                                                                                      117,165,105
                                                                                                                 ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.39%
          1,249   GNMA #45265                                                          15.00       08/15/2011               1,441
          2,595   GNMA #516121                                                          7.50       12/15/2029               2,747
            781   GNMA #53809                                                          15.00       02/15/2012                 926
          1,035   GNMA #54340                                                          15.00       05/15/2012               1,229
      3,290,225   GNMA SERIES 2004-20 CLASS A                                           2.91       08/16/2020           3,256,656
      1,512,559   GNMA SERIES 2005-90 CLASS A                                           3.76       09/16/2028           1,493,653
                                                                                                                        4,756,652
                                                                                                                 ----------------

                      Wells Fargo Advantage Income Funds 25


Portfolio of Investments--November 30, 2008 (Unaudited)

INCOME PLUS FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
SMALL BUSINESS ADMINISTRATION: 0.00%
$        36,220   SBA #40013(c)++(i)                                                    4.23%      09/30/2017    $            906
                                                                                                                 ----------------
TOTAL AGENCY SECURITIES (COST $138,834,174)                                                                           140,649,355
                                                                                                                 ----------------
ASSET BACKED SECURITIES: 5.99%
        200,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-              1.62       09/15/2011             180,430
        785,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4
                     CLASS A3B+/-                                                       2.12       12/15/2011             716,444
        430,000   CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                       1.49       07/15/2014             350,291
      4,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A3 CLASS
                     A3+/-                                                              3.61       07/25/2011           3,873,865
        285,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-C1 CLASS
                     C1                                                                 5.50       03/24/2017             146,992
      1,385,000   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-S1
                     CLASS A3                                                           4.62       02/25/2035             914,312
      3,630,867   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS
                     A+/-                                                               1.71       02/15/2034           2,277,885
        187,116   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2
                     A+/-                                                               1.65       02/15/2036             111,800
        290,000   DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                            3.81       07/08/2011             281,495
      2,345,000   DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                    5.65       12/15/2015           2,027,771
      1,025,000   FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS
                     A+/-                                                               2.17       11/15/2012             969,850
        346,000   MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A4 CLASS
                     A4+/-                                                              1.41       09/15/2011             339,383
        635,911   MSCC HELOC TRUST SERIES 2007-1 CLASS A+/-                             1.50       12/25/2031            445,917
      3,640,841   USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A4                          4.63       05/15/2012           3,556,826
      4,395,000   USAA AUTO OWNER TRUST SERIES 2007-2 CLASS A3                          4.90       02/15/2012           4,311,349
TOTAL ASSET BACKED SECURITIES (COST $21,890,409)                                                                       20,504,610
                                                                                                                 ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.72%
      4,954,885   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2004-4 CLASS XP+/-(C)                                              0.78       07/10/2042              63,970
      1,070,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2008-1 CLASS AM+/-                                                 6.20       02/10/2049             478,984
        288,754   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2005-H CLASS
                     2A3+/-                                                             4.80       09/25/2035             229,420
        850,540   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS
                     2A2+/-                                                             5.24       12/25/2035             700,120
      1,485,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2008 -
                     C7+/-                                                              6.10       12/10/2049             668,739
        500,000   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
                     CLASS 2A2+/-                                                       1.54       05/15/2036             305,108
        135,829   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH SERIES
                     2006-HYB1 CLASS 2A2A+/-                                            5.53       03/20/2036             112,849
        355,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES SERIES 2006-C3
                     CLASS A3+/-                                                        5.83       06/15/2038             232,054
      1,035,504   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 1998-C2 CLASS AX+/-(C)                                      0.71       11/15/2030               8,844
        157,541   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS
                     A1B+/-                                                             7.30       06/10/2032             155,846
      4,245,305   FHLMC SERIES T-42 CLASS A5                                            7.50       02/25/2042           4,442,979
        132,191   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                     2A1+/-                                                             5.75       07/25/2043             133,344
         80,117   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59
                     CLASS 2A1+/-                                                       5.81       10/25/2043              80,931
        438,146   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES
                     1999-C4 CLASS A2                                                   7.39       12/15/2031             429,008
        807,000   FNMA GRANTOR TRUST SERIES 2001-T11 CLASS B                            5.50       09/25/2011             788,491
        188,395   FNMA SERIES 2003-W14 CLASS 2A+/-                                      5.82       01/25/2043             166,933
        268,317   FNMA SERIES 2005-W4 CLASS 3A+/-                                       5.85       06/25/2035             272,237
        369,957   FNMA WHOLE LOAN SERIES 2003-W8 CLASS 4A+/-                            5.79       11/25/2042             306,142
      4,422,168   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                             7.00       05/25/2044           4,525,815
      4,543,001   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                             7.00       08/25/2044           4,608,307
        263,654   GNMA SERIES 2005-59 CLASS A                                           4.39       05/16/2023             263,227
        997,264   GNMA SERIES 2006-3 CLASS A                                            4.21       01/16/2028             981,298
      6,794,935   GNMA SERIES 2007-12 CLASS A                                           3.96       06/16/2031           6,724,336
        485,000   GNMA SERIES 2007-12 CLASS C+/-                                        5.28       04/16/2041             469,538
        698,670   GNMA SERIES 2007-34 CLASS A                                           4.27       11/16/2026             696,323
      4,413,860   GNMA SERIES 2007-69 CLASS TA+/-                                       4.85       06/16/2031           4,446,674
     21,430,247   GNMA SERIES 2008-22 CLASS XM+/-(C)                                    1.09       02/16/2049             769,541
      2,637,442   GNMA SERIES 2008-39 CLASS A                                           4.50       02/16/2023           2,633,394
        443,475   GNMA SERIES 2008-45 CLASS A                                           3.58       11/16/2027             438,235
        360,652   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2005-S1 CLASS 3A1              5.50       10/25/2020             276,688
        698,470   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A4 CLASS A2+/-            5.95       09/25/2036             466,362
        585,549   JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                   5.37       08/25/2035             525,820
        380,548   JPMORGAN MORTGAGE TRUST SERIES 2006-A2 CLASS 5A1+/-                   4.78       11/25/2033             279,286

                      26 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

INCOME PLUS FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.72% (continued)
$     3,830,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES
                     2003-C8 CLASS A3                                                   4.83%      11/15/2027    $      3,329,980
      3,060,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES
                     2008-C1+/-                                                         6.32       04/15/2041           1,998,754
      2,419,029   MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1
                     CLASS X+/-(C)++                                                    1.23       05/28/2040              41,752
      1,758,326   MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS
                     X+/-(C)++                                                          1.03       10/28/2033              23,737
          6,799   SACO I TRUST SERIES 2005-2 CLASS A+/-++                               1.60       04/25/2035               2,996
        225,136   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES
                     2000-C2 CLASS A2                                                   7.46       07/18/2033             219,595
      4,785,000   TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-               6.09       08/15/2039           3,640,642
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $51,771,258)                                                           46,938,299
                                                                                                                 ----------------
CORPORATE BONDS & NOTES: 21.05%
AGRICULTURAL SERVICES: 0.27%
      1,130,000   BUNGE LIMITED FINANCE CORPORATION                                     5.88       05/15/2013             909,756
                                                                                                                 ----------------
APPAREL & ACCESSORY STORES: 0.13%
        500,000   WARNACO INCORPORATED                                                  8.88       06/15/2013             460,000
                                                                                                                 ----------------
BUSINESS SERVICES: 0.75%
         99,160   COSO GEOTHERMAL POWER HOLDINGS++                                      7.00       07/15/2026              87,697
        100,000   DELUXE CORPORATION                                                    7.38       06/01/2015              61,000
        945,000   EQUIFAX INCORPORATED                                                  6.30       07/01/2017             779,789
        500,000   LAMAR MEDIA CORPORATION SERIES C                                      6.63       08/15/2015             362,500
      1,400,000   ORACLE CORPORATION                                                    6.50       04/15/2038           1,272,902
                                                                                                                        2,563,888
                                                                                                                 ----------------
CASINO & GAMING: 0.02%
        100,000   TURNING STONE CASINO RESORT ENTERPRISE++                              9.13       12/15/2010              83,000
                                                                                                                 ----------------
CHEMICALS & ALLIED PRODUCTS: 0.20%
        750,000   NALCO COMPANY                                                         7.75       11/15/2011             665,625
                                                                                                                 ----------------
COAL MINING: 0.32%
        700,000   FOUNDATION PA COAL COMPANY                                            7.25       08/01/2014             530,250
        750,000   PEABODY ENERGY CORPORATION                                            5.88       04/15/2016             577,500
                                                                                                                        1,107,750
                                                                                                                 ----------------
COMMUNICATIONS: 3.35%
        750,000   AMERICAN TOWER CORPORATION++                                          7.00       10/15/2017             645,000
      1,430,000   AT&T INCORPORATED<<                                                   5.60       05/15/2018           1,238,360
        100,000   CITIZENS COMMUNICATIONS COMPANY                                       6.25       01/15/2013              78,250
        650,000   CITIZENS COMMUNICATIONS COMPANY                                       9.25       05/15/2011             557,375
      1,625,000   COMCAST CORPORATION                                                   5.88       02/15/2018           1,379,882
        750,000   CSC HOLDINGS INCORPORATED<<++                                         8.50       06/15/2015             605,625
        650,000   DIRECTV HOLDINGS LLC                                                  6.38       06/15/2015             528,125
        100,000   DIRECTV HOLDINGS LLC                                                  7.63       05/15/2016              85,250
        750,000   ECHOSTAR DBS CORPORATION                                              7.75       05/31/2015             551,250
      1,350,000   EMBARQ CORPORATION                                                    7.08       06/01/2016             958,500
        700,000   L-3 COMMUNICATIONS CORPORATION                                        6.38       10/15/2015             581,000
      1,080,000   NEWS AMERICA HOLDINGS INCORPORATED                                    8.25       08/10/2018           1,065,496
        300,000   NEXTEL COMMUNICATIONS INCORPORATED SERIES D                           7.38       08/01/2015             120,000
        500,000   QWEST CORPORATION                                                     7.50       10/01/2014             385,000
        500,000   SPRINT NEXTEL CORPORATION                                             6.00       12/01/2016             277,500
        975,000   TIME WARNER CABLE INCORPORATED                                        5.40       07/02/2012             893,034
      1,050,000   VALOR TELECOMMUNICATIONS ENTERPRISES                                  7.75       02/15/2015             892,500
        670,000   WINDSTREAM CORPORATION                                                8.13       08/01/2013             552,750
         80,000   WINDSTREAM CORPORATION                                                8.63       08/01/2016              62,400
                                                                                                                       11,457,297
                                                                                                                 ----------------

                      Wells Fargo Advantage Income Funds 27


Portfolio of Investments--November 30, 2008 (Unaudited)

INCOME PLUS FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
DEPOSITORY INSTITUTIONS: 1.80%
$     1,715,000   BANK OF AMERICA CORPORATION                                           5.65%      05/01/2018    $      1,589,659
        935,000   BANK OF AMERICA CORPORATION+/-                                        8.13       12/29/2049             657,043
      1,050,000   CITIGROUP INCORPORATED<<                                              6.13       05/15/2018             959,684
      1,000,000   JPMORGAN CHASE & COMPANY SERIES 1+/-                                  7.90       04/29/2049             782,840
      1,415,000   PNC FINANCIAL SERVICES GROUP INCORPORATED+/-                          8.25       05/29/2049           1,275,349
      1,075,000   WACHOVIA CORPORATION(l)                                               5.25       08/01/2014             888,470
                                                                                                                        6,153,045
                                                                                                                 ----------------
EATING & DRINKING PLACES: 0.47%
        750,000   ARAMARK CORPORATION<<                                                 8.50       02/01/2015             622,500
      1,425,000   YUM! BRANDS INCORPORATED                                              6.88       11/15/2037             996,133
                                                                                                                        1,618,633
                                                                                                                 ----------------
ELECTRIC, GAS & SANITARY SERVICES: 2.16%
        750,000   ALLIED WASTE NORTH AMERICA INCORPORATED                               7.13       05/15/2016             660,000
        750,000   EDISON MISSION ENERGY                                                 7.75       06/15/2016             586,875
      2,409,055   FPL ENERGY CAITHNESS FUNDING++                                        7.65       12/31/2018           2,262,825
        100,000   IPALCO ENTERPRISES INCORPORATED++                                     7.25       04/01/2016              76,000
        400,000   IPALCO ENTERPRISES INCORPORATED                                       8.63       11/14/2011             342,000
        920,000   ITC MIDWEST LLC++                                                     6.15       01/31/2038             759,427
        750,000   MIRANT NORTH AMERICA LLC                                              7.38       12/31/2013             648,750
        750,000   NRG ENERGY INCORPORATED<<                                             7.38       02/01/2016             609,375
      1,091,806   SALTON SEA FUNDING CORPORATION SERIES C                               7.84       05/30/2010           1,047,588
        500,000   SIERRA PACIFIC RESOURCES                                              6.75       08/15/2017             407,833
                                                                                                                        7,400,673
                                                                                                                 ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.11%
        500,000   HEXCEL CORPORATION                                                    6.75       02/01/2015             380,000
                                                                                                                 ----------------
EXECUTIVE, LEGISLATIVE & GEN GOVERNMENT, EXCEPT FINANCE: 0.30%
      1,070,000   SENECA NATION INDIANS CAPITAL IMPROVEMENTS
                     AUTHORITY SERIES 07 B++(i)                                         6.75       12/01/2013           1,013,065
                                                                                                                 ----------------
FOOD & KINDRED PRODUCTS: 1.49%
        750,000   CONSTELLATION BRANDS INCORPORATED                                     7.25       09/01/2016             622,500
      1,000,000   DR PEPPER SNAPPLE GROUP INCORPORATED++                                6.82       05/01/2018             944,299
      1,085,000   HJ HEINZ COMPANY++                                                   15.59       12/01/2011           1,194,878
      1,000,000   KRAFT FOODS INCORPORATED                                              6.00       02/11/2013             978,236
      1,490,000   MILLER BREWING CORPORATION++                                          5.50       08/15/2013           1,368,064
                                                                                                                        5,107,977
                                                                                                                 ----------------
FOOD STORES: 0.29%
      1,000,000   KROGER COMPANY                                                        6.75       04/15/2012             991,763
                                                                                                                 ----------------
HEALTH SERVICES: 0.54%
        975,000   COVENTRY HEALTH CARE INCORPORATED                                     6.30       08/15/2014             661,896
        700,000   DAVITA INCORPORATED                                                   7.25       03/15/2015             605,500
        700,000   HCA INCORPORATED                                                      9.25       11/15/2016             568,750
                                                                                                                        1,836,146
                                                                                                                 ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.88%
        750,000   CASE NEW HOLLAND INCORPORATED                                         7.13       03/01/2014             536,250
      1,395,000   LOCKHEED MARTIN CORPORATION                                           4.12       03/14/2013           1,339,741
        750,000   SPX CORPORATION++                                                     7.63       12/15/2014             611,250
        670,000   TEREX CORPORATION                                                     7.38       01/15/2014             529,300
                                                                                                                        3,016,541
                                                                                                                 ----------------

                      28 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

INCOME PLUS FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
INSURANCE CARRIERS: 0.27%
$     1,215,000   WR BERKLEY CORPORATION                                                6.25%      02/15/2037    $        908,566
                                                                                                                 ----------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.19%
        750,000   CORRECTIONS CORPORATION OF AMERICA                                    6.25       03/15/2013             660,000
                                                                                                                 ----------------
LEGAL SERVICES: 0.13%
        500,000   FTI CONSULTING INCORPORATED                                           7.75       10/01/2016             430,000
                                                                                                                 ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.23%
        935,000   XEROX CORPORATION                                                     6.88       08/15/2011             800,197
                                                                                                                 ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.17%
        700,000   BOMBARDIER INCORPORATED++                                             6.75       05/01/2012             595,000
                                                                                                                 ----------------
MISCELLANEOUS RETAIL: 0.44%
      1,887,637   CVS LEASE PASS-THROUGH SERIES T++                                     6.04       12/10/2028           1,498,444
                                                                                                                 ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.91%
      1,000,000   AGUA CALIENTE BAND OF CAHUILLA INDIANS++                              6.44       10/01/2016             989,510
      1,175,000   COUNTRYWIDE HOME LOANS INCORPORATED SERIES H                          6.25       04/15/2009           1,166,432
      1,175,000   GENERAL ELECTRIC CAPITAL CORPORATION                                  5.88       01/14/2038             961,940
                                                                                                                        3,117,882
                                                                                                                 ----------------
OIL & GAS EXTRACTION: 1.68%
        750,000   CHESAPEAKE ENERGY CORPORATION                                         6.38       06/15/2015             525,000
        500,000   COMPLETE PRODUCTION SERVICES INCORPORATED                             8.00       12/15/2016             315,000
        445,000   DEVON FINANCING CORPORATION ULC                                       7.88       09/30/2031             441,433
         50,000   NATIONAL OILWELL VARCO INCORPORATED SERIES B                          6.13       08/15/2015              38,633
      1,485,000   PEMEX PROJECT FUNDING MASTER TRUST++                                  6.63       06/15/2038           1,093,406
        750,000   PRIDE INTERNATIONAL INCORPORATED                                      7.38       07/15/2014             639,375
        750,000   RANGE RESOURCES CORPORATION                                           7.50       05/15/2016             622,500
        750,000   SOUTHWESTERN ENERGY COMPANY++                                         7.50       02/01/2018             633,750
      1,455,000   XTO ENERGY INCORPORATED                                               7.50       04/15/2012           1,436,404
                                                                                                                        5,745,501
                                                                                                                 ----------------
PAPER & ALLIED PRODUCTS: 0.36%
         85,000   APPLETON PAPERS INCORPORATED SERIES B                                 9.75       06/15/2014              45,900
        500,000   GREIF INCORPORATED                                                    6.75       02/01/2017             420,000
        100,000   P.H. GLATFELTER COMPANY                                               7.13       05/01/2016              87,000
        750,000   ROCK-TENN COMPANY                                                     8.20       08/15/2011             690,000
                                                                                                                        1,242,900
                                                                                                                 ----------------
PERSONAL SERVICES: 0.16%
        750,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                           7.00       06/15/2017             540,000
                                                                                                                 ----------------
PHARMACEUTICALS: 0.26%
        940,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                  6.38       05/15/2038             889,404
                                                                                                                 ----------------
PIPELINES: 0.54%
      1,170,000   ENTERPRISE PRODUCTS OPERATIONS SERIES B                               5.60       10/15/2014             994,234
        910,000   TEXAS EASTERN TRANSMISSION LP                                         7.00       07/15/2032             770,163
        100,000   WILLIAMS COMPANIES INCORPORATED                                       7.63       07/15/2019              76,500
                                                                                                                        1,840,897
                                                                                                                 ----------------
PRIMARY METAL INDUSTRIES: 0.24%
        500,000   BELDEN CDT INCORPORATED                                               7.00       03/15/2017             372,500
        750,000   STEEL DYNAMICS INCORPORATED++                                         7.75       04/15/2016             457,500
                                                                                                                          830,000
                                                                                                                 ----------------

                      Wells Fargo Advantage Income Funds 29


Portfolio of Investments--November 30, 2008 (Unaudited)

INCOME PLUS FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.12%
$       500,000   RECKSON OPERATING PARTNERSHIP LP                                      6.00%      03/31/2016    $        327,234
        100,000   VENTAS REALTY LP                                                      6.75       04/01/2017              75,000
                                                                                                                          402,234
                                                                                                                 ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.73%
      1,355,000   BEAR STEARNS COMPANIES INCORPORATED                                   7.25       02/01/2018           1,371,806
      1,345,000   BLACKROCK INCORPORATED NEW YORK                                       6.25       09/15/2017           1,197,234
      2,410,000   LAZARD GROUP LLC                                                      7.13       05/15/2015           1,496,673
      1,965,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                       6.88       04/25/2018           1,850,319
                                                                                                                        5,916,032
                                                                                                                 ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.28%
        750,000   CROWN CORK & SEAL COMPANY INCORPORATED                                8.00       04/15/2023             553,125
        500,000   OWENS-ILLINOIS INCORPORATED                                           7.80       05/15/2018             410,000
                                                                                                                          963,125
                                                                                                                 ----------------
TOBACCO PRODUCTS: 0.02%
        100,000   REYNOLDS AMERICAN INCORPORATED                                        6.75       06/15/2017              74,245
                                                                                                                 ----------------
TRANSPORTATION EQUIPMENT: 0.24%
      1,080,000   DAIMLER NA HOLDING CORPORATION                                        6.50       11/15/2013             811,307
                                                                                                                 ----------------
TOTAL CORPORATE BONDS & NOTES (COST $85,109,764)                                                                       72,030,893
                                                                                                                 ----------------
FOREIGN CORPORATE BONDS@: 2.82%
      1,580,000   COMMONWEALTH BANK OF AUSTRALIA+/-++                                   6.02       03/29/2049             917,557
        750,000   FMC FINANCE III SA                                                    6.88       07/15/2017             626,250
        750,000   GLOBO COMUNICACOES E PARTICIPACOES SA++                               7.25       04/26/2022             575,625
        550,000   INGERSOLL-RAND GLOBAL HOLDING COMPANY                                 6.88       08/15/2018             503,168
      1,800,000   ROGERS WIRELESS INCORPORATED                                          6.38       03/01/2014           1,612,330
        750,000   SHAW COMMUNICATIONS INCORPORATED                                      7.20       12/15/2011             705,000
      1,000,000   TELECOM ITALIA CAPITAL SA                                             7.00       06/04/2018             750,000
        750,000   UBS LUXEMBOURG SA FOR OJSC VIMPEL COMMUNICATIONS++                    8.00       02/11/2010             630,000
      1,395,000   VIVENDI++                                                             5.75       04/04/2013           1,293,625
      2,750,000   WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                         7.38       12/15/2028           2,036,194
TOTAL FOREIGN CORPORATE BONDS (COST $11,807,908)                                                                        9,649,749
                                                                                                                 ----------------
FOREIGN GOVERNMENT BONDS@: 0.74%
      1,345,000   ARCELORMITTAL                                                         6.13       06/01/2018             929,942
        535,000   BRITISH SKY BROADCASTING GROUP PLC++                                  9.50       11/15/2018             537,876
        500,000   INTELSAT JACKSON HOLDINGS LIMITED++                                   9.50       06/15/2016             422,500
        700,000   ROGERS WIRELESS INCORPORATED                                          8.00       12/15/2012             644,000
TOTAL FOREIGN GOVERNMENT BONDS (COST $3,104,951)                                                                        2,534,318
                                                                                                                 ----------------
MUNICIPAL BONDS & NOTES: 0.41%
OREGON: 0.41%
      1,470,000   COW CREEK BAND UMQUA TRIBE OF INDIANS OREGON SERIES
                     A (OTHER REVENUE)(i)                                               6.88       10/01/2011           1,423,181
                                                                                                                 ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,470,000)                                                                         1,423,181
                                                                                                                 ----------------
US TREASURY SECURITIES: 30.53%
US TREASURY BONDS: 4.54%
      6,585,000   US TREASURY BOND<<                                                    4.38       02/15/2038           7,628,828
      5,795,000   US TREASURY BOND<<                                                    7.13       02/15/2023           7,903,835
                                                                                                                       15,532,663
                                                                                                                 ----------------

                     30 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

INCOME PLUS FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
US TREASURY NOTES: 25.99%
$    31,500,000   US TREASURY NOTE<<                                                    1.50%      10/31/2010    $     31,819,914
     13,500,000   US TREASURY NOTE<<                                                    2.75       10/31/2013          14,034,722
      2,810,000   US TREASURY NOTE<<                                                    3.75       11/15/2018           2,999,237
      4,675,000   US TREASURY NOTE<<                                                    4.00       08/15/2018           5,096,479
     31,445,000   US TREASURY NOTE<<                                                    4.25       09/30/2012          34,977,657
                                                                                                                       88,928,009
                                                                                                                 ----------------
TOTAL US TREASURY SECURITIES (COST $100,322,487)                                                                      104,460,672
                                                                                                                 ----------------

     SHARES
---------------
COLLATERAL FOR SECURITIES LENDING: 40.61%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 7.78%
      6,656,277   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                             6,656,277
      6,656,277   DAILY ASSETS FUND INSTITUTIONAL                                                                       6,656,277
      6,656,277   DREYFUS CASH MANAGEMENT FUND                                                                          6,656,277
      6,656,277   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       6,656,277
                                                                                                                       26,625,108
                                                                                                                 ----------------

   PRINCIPAL
---------------
COLLATERAL INVESTED IN OTHER ASSETS: 32.83%
$     1,235,185   BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                              1.25       12/01/2008           1,235,185
     37,741,774   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                     VALUE $37,742,655)                                                 0.28       12/01/2008          37,741,774
      2,670,471   BANK OF IRELAND                                                       0.30       12/01/2008           2,670,471
      1,235,185   BNP PARIBAS PARIS                                                     1.00       12/01/2008           1,235,185
        768,164   CHEYNE FINANCE LLC+/-++####(a)(i)                                     0.00       02/25/2008              12,675
      2,401,749   CITIBANK CREDIT CARD ISSUANCE TRUST++                                 1.20       12/01/2008           2,401,589
     41,172,845   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                     $41,173,874)                                                       0.30       12/01/2008          41,172,845
      1,852,778   DEXIA CREDIT LOCAL DE FRANCE SA                                       1.70       12/01/2008           1,852,778
      2,470,371   FORTIS BANK (GRAND CAYMAN)                                            1.05       12/01/2008           2,470,371
      1,612,350   GRYPHON FUNDING LIMITED(a)(i)                                         0.00       08/23/2009             684,120
      2,607,613   MONT BLANC CAPITAL CORPORATION++                                      1.25       12/01/2008           2,607,432
      1,235,185   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY
                     VALUE $1,235,314)                                                  1.25       12/01/2008           1,235,185
      7,960,083   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $7,960,249)          0.25       12/01/2008           7,960,083
      1,235,185   NATIXIS                                                               1.00       12/01/2008           1,235,185
      1,372,428   SCALDIS CAPITAL LLC++                                                 1.65       12/01/2008           1,372,302
      2,285,093   SOCIETE GENERALE (CAYMAN LSLANDS)                                     0.75       12/01/2008           2,285,093
      1,715,535   VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.85       08/07/2008           1,149,409
      1,715,535   VICTORIA FINANCE LLC+/-++####(a)(i)                                   1.92       05/02/2008           1,149,409
      2,744,856   VICTORIA FINANCE LLC+/-++####(a)(i)                                   2.22       04/03/2008           1,839,052
                                                                                                                      112,310,143
                                                                                                                 ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $140,074,629)                                                           138,935,251
                                                                                                                 ----------------

     SHARES
---------------
SHORT-TERM INVESTMENTS: 0.63%
MUTUAL FUNDS: 0.37%
      1,244,960   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          1,244,960
                                                                                                                 ----------------

                      Wells Fargo Advantage Income Funds 31


Portfolio of Investments--November 30, 2008 (Unaudited)

INCOME PLUS FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
US TREASURY BILLS: 0.26%
$       900,000   US TREASURY BILL###                                                   0.25%      12/26/2008    $        899,689
                                                                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,144,804)                                                                          2,144,649
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $587,521,938)*                                                 166.87%                                  $    570,946,124
Other Assets and Liabilities, Net                                       (66.87)                                      (228,803,373)
                                                                        ------                                   ----------------
TOTAL NET ASSETS                                                        100.00%                                  $    342,142,751
                                                                        ------                                   ----------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+/-  Variable rate investments.

%%   Securities issued on a when-issued (TBA) basis. (See Note 2)

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

@    Foreign bond principal is denominated in US dollars.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $1,244,960.

(l)  Long-term security of an affiliate of the Fund with a cost of $692,926.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions. (See Note 2)

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                      32 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

INFLATION-PROTECTED BOND FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                        VALUE
---------------   ------------------------------------------------------------                                   ----------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.67%
             NA   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                       $     58,516,374
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $66,061,890)                                                   58,516,374
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $66,061,890)*                                                   98.67%                                  $     58,516,374
OTHER ASSETS AND LIABILITIES, NET                                         1.33                                            791,590
                                                                        ------                                   ----------------
TOTAL NET ASSETS                                                        100.00%                                  $     59,307,964
                                                                        ------                                   ----------------

----------
* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 33


Portfolio of Investments--November 30, 2008 (Unaudited)

SHORT DURATION GOVERNMENT BOND FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
AGENCY SECURITIES: 41.98%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 19.81%
$     5,078,141   FHLMC #1B2629+/-                                                      4.57%      11/01/2034    $      5,062,262
     13,295,958   FHLMC #1J0703+/-                                                      6.08       10/01/2037          13,611,629
      8,544,806   FHLMC #1J2834+/-                                                      6.10       08/01/2037           8,747,440
      1,878,170   FHLMC #1L0171+/-                                                      5.47       06/01/2035           1,876,343
     18,102,407   FHLMC #B11858                                                         5.00       01/01/2019          18,415,158
     21,622,789   FHLMC #B14039                                                         4.00       05/01/2014          21,793,761
     22,433,411   FHLMC #G04952                                                         7.50       01/01/2038          23,190,539
      1,538,549   FHLMC #H82015                                                         6.50       09/01/2037           1,583,751
      2,867,130   FHLMC #H82026                                                         6.50       08/01/2037           2,951,366
                                                                                                                       97,232,249
                                                                                                                 ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 22.17%
      7,313,597   FNMA #254909                                                          4.00       09/01/2013           7,367,343
      5,003,159   FNMA #254914                                                          4.50       09/01/2013           5,086,605
      1,377,549   FNMA #254958                                                          4.50       10/01/2013           1,400,705
      3,067,467   FNMA #255088                                                          4.50       01/01/2014           3,120,100
      1,216,492   FNMA #255235                                                          4.00       05/01/2014           1,224,816
      1,664,708   FNMA #255356                                                          5.50       08/01/2014           1,728,327
      2,485,858   FNMA #257066                                                          7.50       12/01/2037           2,554,941
        482,776   FNMA #303878                                                          6.50       05/01/2016             494,531
      1,301,929   FNMA #545716+/-                                                       5.50       06/01/2032           1,313,091
     14,920,647   FNMA #888738                                                          7.50       10/01/2037          15,335,295
      7,220,027   FNMA #888748+/-<<                                                     5.51       06/01/2036           7,352,380
     26,564,251   FNMA #889069<<                                                        5.50       01/01/2021          27,210,569
     10,642,458   FNMA #900191+/-<<                                                     5.94       10/01/2036          10,881,358
     20,251,960   FNMA #942302+/-<<                                                     5.73       07/01/2037          20,596,156
      1,885,521   FNMA #959240                                                          7.50       08/01/2037           1,937,920
      1,140,000   FNMA #982808                                                          7.50       04/01/2038           1,171,681
                                                                                                                      108,775,818
                                                                                                                 ----------------
TOTAL AGENCY SECURITIES (COST $204,461,839)                                                                           206,008,067
                                                                                                                 ----------------
ASSET BACKED SECURITIES: 17.04%
      8,722,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                     SERIES 2002-2 CLASS A3                                             5.12       07/11/2043           7,596,040
      4,665,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A10
                     CLASS A+/-                                                         1.50       09/15/2015           3,344,141
     17,000,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A3
                     CLASS A3                                                           5.05       02/15/2016          14,450,966
     23,123,000   FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A4A                  5.15       02/15/2012          21,767,412
        560,636   GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++            5.34       01/15/2010             559,570
      3,050,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A              4.25       02/15/2013           2,910,162
     22,437,000   HUNTINGTON AUTO TRUST SERIES 2008-1 CLASS A4++(i)                     5.64       02/15/2013          19,457,286
      9,215,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2008-A CLASS A4                 5.48       11/17/2014           7,802,605
      3,478,745   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3             5.41       08/12/2011           3,354,657
        794,764   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3             5.26       11/14/2011             764,529
      2,000,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2
                     CLASS A2+/-++(i)                                                   1.45       05/15/2014           1,633,334
TOTAL ASSET BACKED SECURITIES (COST $89,570,283)                                                                       83,640,702
                                                                                                                 ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 25.53%
     10,151,540   FHLMC SERIES 2614 CLASS TD                                            3.50       05/15/2016          10,080,263
     18,188,000   FHLMC SERIES 2725 CLASS PC                                            4.50       05/15/2028          18,232,071
     29,302,582   FHLMC SERIES 3014 CLASS NA                                            4.50       11/15/2025          29,386,431
      9,833,942   FHLMC SERIES 3253 CLASS A                                             5.00       08/15/2020           9,893,537
     27,946,329   FHLMC SERIES 3313 CLASS GA                                            5.00       06/15/2033          28,109,004
      4,035,468   FNMA SERIES 2003-120 CLASS GU                                         4.50       12/25/2013           4,063,350
      6,136,898   FNMA SERIES 2003-123 CLASS AB                                         4.00       10/25/2016           6,134,382

                     34 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

SHORT DURATION GOVERNMENT BOND FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 25.53% (continued)
$    18,865,000   FNMA SERIES 2005-101 CLASS NB                                         5.00%      04/25/2029    $     19,042,527
        367,456   GNMA SERIES 2006-3 CLASS A                                            4.21       01/16/2028             361,569
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $124,333,709)                                                         125,303,134
                                                                                                                 ----------------
US TREASURY SECURITIES: 11.78%
US TREASURY NOTES: 11.78%
      3,836,000   US TREASURY NOTE                                                      3.13       11/30/2009           3,921,712
     11,775,000   US TREASURY NOTE<<                                                    3.25       12/31/2009          12,090,535
      4,249,300   US TREASURY NOTE<<                                                    2.00       02/28/2010           4,319,677
        993,000   US TREASURY NOTE                                                      2.63       05/31/2010           1,019,609
     36,109,000   US TREASURY NOTE<<                                                    1.50       10/31/2010          36,475,723
                                                                                                                       57,827,256
                                                                                                                 ----------------
TOTAL US TREASURY SECURITIES (COST $57,415,130)                                                                        57,827,256
                                                                                                                 ----------------

     SHARES
---------------
COLLATERAL FOR SECURITIES LENDING: 20.27%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.89%
      4,765,422   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                             4,765,422
      4,765,422   DAILY ASSETS MONEY MARKET FUND                                                                        4,765,422
      4,765,422   DREYFUS CASH MANAGEMENT FUND                                                                          4,765,422
      4,765,422   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       4,765,422
                                                                                                                       19,061,688
                                                                                                                 ----------------

   PRINCIPAL
---------------
COLLATERAL INVESTED IN OTHER ASSETS: 16.38%
$       884,305   BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                              1.25       12/01/2008             884,305
     27,020,432   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $27,021,062)         0.28       12/01/2008          27,020,432
      1,911,868   BANK OF IRELAND                                                       0.30       12/01/2008           1,911,868
        884,305   BNP PARIBAS PARIS                                                     1.00       12/01/2008             884,305
        549,951   CHEYNE FINANCE LLC+/-++####(a)(i)                                     0.00       02/25/2008               9,074
      1,719,482   CITIBANK CREDIT CARD ISSUANCE TRUST++                                 1.20       12/01/2008           1,719,367
     29,476,835   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $29,477,572)         0.30       12/01/2008          29,476,835
      1,326,458   DEXIA CREDIT LOCAL DE FRANCE SA                                       1.70       12/01/2008           1,326,458
      1,768,610   FORTIS BANK (GRAND CAYMAN)                                            1.05       12/01/2008           1,768,610
      1,154,328   GRYPHON FUNDING LIMITED(a)(i)                                         0.00       08/23/2009             489,781
      1,866,866   MONT BLANC CAPITAL CORPORATION++                                      1.25       12/01/2008           1,866,737
        884,305   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MONEY MARKET SECURITIES (MATURITY VALUE $884,397)               1.25       12/01/2008             884,305
      5,698,855   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY
                     VALUE $5,698,974)                                                  0.25       12/01/2008           5,698,855
        884,305   NATIXIS                                                               1.00       12/01/2008             884,305
        982,561   SCALDIS CAPITAL LLC++                                                 1.65       12/01/2008             982,471
      1,635,964   SOCIETE GENERALE (CAYMAN LSLANDS)                                     0.75       12/01/2008           1,635,964
      1,965,122   VICTORIA FINANCE LLC+/-++####(a)(i)                                   2.22       04/03/2008           1,316,631
      1,228,201   VICTORIA FINANCE LLC+/-++####(a)(i)                                   1.92       05/02/2008             822,895
      1,228,201   VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.85       08/07/2008             822,895
                                                                                                                       80,406,093
                                                                                                                 ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $101,855,434)                                                            99,467,781
                                                                                                                 ----------------

                      Wells Fargo Advantage Income Funds 35


Portfolio of Investments--November 30, 2008 (Unaudited)

SHORT DURATION GOVERNMENT BOND FUND

     SHARES       SECURITY NAME                                                                                        VALUE
---------------   ------------------------------------------------------------                                   ----------------
SHORT-TERM INVESTMENTS: 8.65%
MUTUAL FUNDS: 5.19%
     25,479,303   WELLS FARGO ADVANTAGE CASH INVESTMENT FUND~+++                                                 $     25,479,303
                                                                                                                 ----------------

   PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
---------------                                                                  -------------   -------------
US TREASURY BILLS: 3.46%
$    10,000,000   US TREASURY BILL<<##                                                  0.79%      06/04/2009           9,972,250
      7,000,000   US TREASURY BILL<<##                                                  1.71       06/04/2009           6,980,575
                                                                                                                       16,952,825
                                                                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $42,377,830)                                                                        42,432,128
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $620,014,225)*                                                 125.25%                                  $    614,679,068
OTHER ASSETS AND LIABILITIES, NET                                       (25.25)                                      (123,914,695)
                                                                        ------                                   ----------------
TOTAL NET ASSETS                                                        100.00%                                  $    490,764,373
                                                                        ------                                   ----------------

----------
+/-  Variable rate investments.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $25,479,303.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                     36 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

STABLE INCOME FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                        VALUE
---------------   ------------------------------------------------------------                                   ----------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.02%
            NA    WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                  $    269,608,369
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $305,932,926)                                                 269,608,369
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $305,932,926)*                                                 100.02%                                  $    269,608,369
OTHER ASSETS AND LIABILITIES, NET                                        (0.02)                                           (45,605)
                                                                        ------                                   ----------------
TOTAL NET ASSETS                                                        100.00%                                  $    269,562,764
                                                                        ------                                   ----------------

----------
* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 37


Portfolio of Investments--November 30, 2008 (Unaudited)

STRATEGIC INCOME FUND

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
CORPORATE BONDS & NOTES: 91.49%
AMUSEMENT & RECREATION SERVICES: 1.15%
$       230,000   SINGLE SPRINGS TRIBAL GAMING AUTHORITY++<<                            9.38%      06/15/2015    $        103,500
        130,000   TOWN SPORTS INTERNATIONAL INCORPORATED E                             14.13       02/01/2014             113,100
                                                                                                                          216,600
                                                                                                                 ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.52%
        165,000   LEVI STRAUSS & COMPANY                                                9.75       01/15/2015              99,000
                                                                                                                 ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.60%
        245,000   TRW AUTOMOTIVE INCORPORATED++                                         7.25       03/15/2017             112,700
                                                                                                                 ----------------
BUSINESS SERVICES: 4.79%
        376,807   COSO GEOTHERMAL POWER HOLDINGS++                                      7.00       07/15/2026             333,248
        475,000   DELUXE CORPORATION                                                    7.38       06/01/2015             289,750
        250,000   FIRST DATA CORPORATION<<                                              9.88       09/24/2015             143,750
        160,000   RAINBOW NATIONAL SERVICES LLC++                                      10.38       09/01/2014             138,400
                                                                                                                          905,148
                                                                                                                 ----------------
CASINO & GAMING: 6.33%
             10   ELDORADO CASINO SHREVEPORT(Y)                                        10.00       08/01/2012                   9
        215,000   PENN NATIONAL GAMING INCORPORATED                                     6.75       03/01/2015             141,900
        307,000   POKAGON GAMING AUTHORITY++                                           10.38       06/15/2014             259,415
        410,000   TUNICA-BILOXI GAMING AU++                                             9.00       11/15/2015             346,450
        300,000   TURNING STONE RESORT CASINO ENTERPRISE++                              9.13       09/15/2014             228,000
        237,000   WATERFORD GAMING LLC++                                                8.63       09/15/2014             218,633
                                                                                                                        1,194,407
                                                                                                                 ----------------
CHEMICALS & ALLIED PRODUCTS: 0.75%
        160,000   NALCO COMPANY                                                         7.75       11/15/2011             142,000
                                                                                                                 ----------------
COAL MINING: 0.54%
        150,000   MASSEY ENERGY COMPANY                                                 6.88       12/15/2013             101,625
                                                                                                                 ----------------
COMMUNICATIONS: 12.44%
        150,000   CCH II LLC/CCH II CAPITAL CORPORATION<<                              10.25       10/01/2013              68,250
        375,000   CHARTER COMMUNICATIONS INCORPORATED++<<                              10.88       09/15/2014             269,063
        215,000   CITIZENS COMMUNICATIONS COMPANY                                       9.25       05/15/2011             184,363
        140,000   CITIZENS COMMUNICATIONS COMPANY                                       6.25       01/15/2013             109,550
        350,000   CSC HOLDINGS INCORPORATED++                                           8.50       06/15/2015             282,625
        230,000   DIRECTV HOLDINGS LLC                                                  7.63       05/15/2016             196,075
        360,000   EMBARQ CORPORATION                                                    7.08       06/01/2016             255,600
        295,000   MEDIACOM BROADBAND LLC                                                8.50       10/15/2015             209,450
        270,000   NEXTEL COMMUNICATIONS INCORPORATED SERIES D                           7.38       08/01/2015             108,000
        415,000   QWEST CORPORATION                                                     7.50       10/01/2014             319,550
        295,000   SPRINT NEXTEL CORPORATION                                             6.00       12/01/2016             163,725
        235,000   WINDSTREAM CORPORATION                                                8.63       08/01/2016             183,300
                                                                                                                        2,349,551
                                                                                                                 ----------------
EATING & DRINKING PLACES: 0.90%
        205,000   ARAMARK CORPORATION<<                                                 8.50       02/01/2015             170,150
                                                                                                                 ----------------
EDUCATIONAL SERVICES: 1.05%
        285,000   EDUCATION MANAGEMENT LLC                                             10.25       06/01/2016             198,075
                                                                                                                 ----------------
ELECTRIC UTILITIES: 0.65%
        190,000   ENERGY FUTURE HOLDINGS SERIES++                                      10.88       11/01/2017             122,550
                                                                                                                 ----------------

                     38 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

STRATEGIC INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
ELECTRIC, GAS & SANITARY SERVICES: 6.76%
$       200,000   BROWNING-FERRIS INDUSTRIES INCORPORATED                               7.40%      09/15/2035    $        144,000
        165,000   EDISON MISSION ENERGY                                                 7.75       06/15/2016             129,113
        150,000   INERGY LP/ INERGY FINANCE CORPORATION                                 6.88       12/15/2014             109,125
        350,000   IPALCO ENTERPRISES INCORPORATED++                                     7.25       04/01/2016             266,000
        185,000   MIRANT AMERICAS GENERATION LLC                                        8.30       05/01/2011             171,125
        120,000   MIRANT NORTH AMERICA LLC                                              7.38       12/31/2013             103,800
        280,000   NRG ENERGY INCORPORATED                                               7.38       02/01/2016             227,500
        195,000   TEXAS COMPETITIVE ELECTRIC HOLDINGS COMPANY LLC++                    10.25       11/01/2015             124,800
                                                                                                                        1,275,463
                                                                                                                 ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.68%
        380,000   US ONCOLOGY INCORPORATED                                              9.00       08/15/2012             316,350
                                                                                                                 ----------------
FOOD & KINDRED PRODUCTS: 1.77%
        222,504   PARMALAT BAKERY SERIES A2++(i)                                        5.00       07/09/2012             166,878
        222,504   PARMALAT DAIRY SERIES A1++(i)                                         5.00       07/09/2010             166,878
                                                                                                                          333,756
                                                                                                                 ----------------
HEALTH SERVICES: 8.05%
        400,000   ALLIANCE IMAGING INCORPORATED SERIES B                                7.25       12/15/2012             333,000
        400,000   COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI                       8.88       07/15/2015             321,000
        280,000   DAVITA INCORPORATED                                                   7.25       03/15/2015             242,200
        470,000   HCA INCORPORATED                                                      9.25       11/15/2016             381,875
         70,000   HCA INCORPORATED(Y)                                                   9.63       11/15/2016              50,400
        240,000   VANGUARD HEALTH HOLDINGS                                              9.00       10/01/2014             192,000
                                                                                                                        1,520,475
                                                                                                                 ----------------
HOLDING & OTHER INVESTMENT OFFICES: 0.68%
        300,000   KAR HOLDINGS INCORPORATED                                             8.75       05/01/2014             127,500
                                                                                                                 ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.52%
        200,000   CASE NEW HOLLAND INCORPORATED                                         7.13       03/01/2014             143,000
        190,000   SPX CORPORATION++                                                     7.63       12/15/2014             154,850
        250,000   TEREX CORPORATION                                                     8.00       11/15/2017             178,750
                                                                                                                          476,600
                                                                                                                 ----------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.93%
        200,000   CORRECTIONS CORPORATION OF AMERICA                                    6.25       03/15/2013             176,000
                                                                                                                 ----------------
LEGAL SERVICES: 1.14%
        250,000   FTI CONSULTING INCORPORATED                                           7.75       10/01/2016             215,000
                                                                                                                 ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.99%
        210,000   INVACARE CORPORATION                                                  9.75       02/15/2015             187,425
                                                                                                                 ----------------
METAL MINING: 1.28%
        270,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                           8.38       04/01/2017             191,700
        410,000   NORANDA ALUMINUM HOLDING CORPORATION+/-                               8.35       11/15/2014              49,200
                                                                                                                          240,900
                                                                                                                 ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.24%
        270,000   ALH FINANCE LLC/ALH FINANCE CORPORATION                               8.50       01/15/2013             207,900
        490,000   CLARKE AMERICAN CORPORATION<<                                         9.50       05/15/2015             215,600
                                                                                                                          423,500
                                                                                                                 ----------------

                      Wells Fargo Advantage Income Funds 39


Portfolio of Investments--November 30, 2008 (Unaudited)

STRATEGIC INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
MOTION PICTURES: 0.71%
$       160,000   AMC ENTERTAINMENT INCORPORATED SERIES B                               8.63%      08/15/2012    $        134,400
                                                                                                                 ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.43%
        170,000   FORD MOTOR CREDIT COMPANY LLC                                         7.00       10/01/2013              71,537
        145,000   FORD MOTOR CREDIT COMPANY LLC                                         8.00       12/15/2016              61,107
        250,000   GMAC LLC<<                                                            6.75       12/01/2014              81,232
        250,000   GMAC LLC<<                                                            8.00       11/01/2031              65,748
        270,000   PINNACLE FOODS LLC CORPORATION                                        9.25       04/01/2015             178,200
                                                                                                                          457,824
                                                                                                                 ----------------
OIL & GAS EXTRACTION: 10.85%
        345,000   CHESAPEAKE ENERGY CORPORATION                                         6.38       06/15/2015             241,500
        330,000   EL PASO CORPORATION<<                                                 6.75       05/15/2009             315,542
        425,000   HILCORP ENERGY++                                                      7.75       11/01/2015             303,875
        280,000   KEY ENERGY SERVICES INCORPORATED                                      8.38       12/01/2014             195,300
        240,000   NATIONAL OILWELL VARCO INCORPORATED SERIES B                          6.13       08/15/2015             185,438
        330,000   PRIDE INTERNATIONAL INCORPORATED                                      7.38       07/15/2014             281,325
        270,000   RANGE RESOURCES CORPORATION                                           7.50       05/15/2016             224,100
         60,000   RANGE RESOURCES CORPORATION                                           7.25       05/01/2018              47,625
        300,000   SOUTHWESTERN ENERGY COMPANY++                                         7.50       02/01/2018             253,500
                                                                                                                        2,048,205
                                                                                                                 ----------------
PAPER & ALLIED PRODUCTS: 5.47%
        480,000   APPLETON PAPERS INCORPORATED SERIES B                                 9.75       06/15/2014             259,200
        200,000   GRAHAM PACKAGING COMPANY INCORPORATED                                 8.50       10/15/2012             146,000
        320,000   P.H. GLATFELTER COMPANY                                               7.13       05/01/2016             278,400
        235,000   ROCK-TENN COMPANY                                                     8.20       08/15/2011             216,200
         60,000   ROCK-TENN COMPANY++                                                   9.25       03/15/2016              51,600
        170,000   VERSO PAPER HOLDINGS LLC                                              9.13       08/01/2014              81,600
                                                                                                                        1,033,000
                                                                                                                 ----------------
PERSONAL SERVICES: 1.24%
        325,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                           7.00       06/15/2017             234,000
                                                                                                                 ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.99%
        170,000   PETROHAWK ENERGY CORPORATION++                                        7.88       06/01/2015             119,850
        400,000   SANDRIDGE ENERGY INCORPORATED++                                       8.00       06/01/2018             256,000
                                                                                                                          375,850
                                                                                                                 ----------------
PIPELINES: 1.01%
        155,000   DYNEGY HOLDINGS INCORPORATED                                          8.38       05/01/2016             107,725
        125,000   DYNEGY HOLDINGS INCORPORATED                                          7.75       06/01/2019              83,125
                                                                                                                          190,850
                                                                                                                 ----------------
PRIMARY METAL INDUSTRIES: 1.51%
        220,000   BELDEN CDT INCORPORATED                                               7.00       03/15/2017             163,900
        200,000   STEEL DYNAMICS INCORPORATED++                                         7.75       04/15/2016             122,000
                                                                                                                          285,900
                                                                                                                 ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.23%
        450,000   IDEARC INCORPORATED                                                   8.00       11/15/2016              37,125
        250,000   MEDIMEDIA (USA) INCORPORATED++                                       11.38       11/15/2014             195,000
                                                                                                                          232,125
                                                                                                                 ----------------

                     40 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

STRATEGIC INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.38%
$       300,000   RECKSON OPERATING PARTNERSHIP LP                                      6.00%      03/31/2016    $        196,340
        295,000   ROUSE COMPANY LP++                                                    6.75       05/01/2013              64,900
                                                                                                                          261,240
                                                                                                                 ----------------
RENTAL AUTO/EQUIPMENT: 0.30%
        110,000   HERTZ CORPORATION                                                     8.88       01/01/2014              56,788
                                                                                                                 ----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.71%
        180,000   GOODYEAR TIRE & RUBBER COMPANY                                        9.00       07/01/2015             134,100
                                                                                                                 ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.96%
        325,000   CROWN CORK & SEAL COMPANY INCORPORATED                                8.00       04/15/2023             239,688
        390,000   OWENS-ILLINOIS INCORPORATED                                           7.80       05/15/2018             319,800
                                                                                                                          559,488
                                                                                                                 ----------------
TEXTILE MILL PRODUCTS: 1.06%
        350,000   PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                       8.88       09/15/2013             199,500
                                                                                                                 ----------------
TRANSPORTATION EQUIPMENT: 0.88%
        330,000   FORD MOTOR COMPANY<<                                                  7.45       07/16/2031              82,500
        385,000   LEAR CORPORATION SERIES B                                             8.75       12/01/2016              82,775
                                                                                                                          165,275
                                                                                                                 ----------------
TOTAL CORPORATE BONDS & NOTES (COST $24,612,353)                                                                       17,273,320
                                                                                                                 ----------------
FOREIGN CORPORATE BONDS@: 2.69%
        400,000   INEOS GROUP HOLDINGS PLC++                                            8.50       02/15/2016              71,000
        250,000   INTELSAT (BERMUDA) LIMITED                                            9.25       06/15/2016             198,750
        295,000   INTELSAT (BERMUDA) LIMITED                                           11.25       06/15/2016             237,475
TOTAL FOREIGN CORPORATE BONDS (COST $956,213)                                                                             507,225
                                                                                                                 ----------------

SHARES
---------------
COMMON STOCKS: 2.02%
COMMUNICATIONS: 0.73%
         42,900   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                       137,280
                                                                                                                 ----------------
ELECTRIC, GAS & SANITARY SERVICES: 0.58%
          4,600   NRG ENERGY INCORPORATED<<                                                                               108,974
                                                                                                                 ----------------
OIL & GAS EXTRACTION: 0.33%
         3,680    CHESAPEAKE ENERGY CORPORATION                                                                            63,222
                                                                                                                 ----------------
PIPELINES: 0.38%
          4,430   THE WILLIAMS COMPANIES INCORPORATED                                                                      71,853
                                                                                                                 ----------------
TOTAL COMMON STOCKS (COST $648,383)                                                                                       381,329
                                                                                                                 ----------------
COLLATERAL FOR SECURITIES LENDING: 8.38%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.61%
         75,764   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                75,764
         75,764   DAILY ASSETS FUND INSTITUTIONAL                                                                          75,764
         75,764   DREYFUS CASH MANAGEMENT FUND                                                                             75,764
         75,764   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          75,764
                                                                                                                          303,056
                                                                                                                 ----------------

                      Wells Fargo Advantage Income Funds 41


Portfolio of Investments--November 30, 2008 (Unaudited)

STRATEGIC INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERAL INVESTED IN OTHER ASSETS: 6.77%
$        14,059   BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                              1.25%      12/01/2008    $         14,059
        429,590   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                     VALUE $429,600)                                                    0.28       12/01/2008             429,590
         30,396   BANK OF IRELAND                                                       0.30       12/01/2008              30,396
         14,059   BNP PARIBAS PARIS                                                     1.00       12/01/2008              14,059
          8,744   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00       02/25/2008                 144
         27,338   CITIBANK CREDIT CARD ISSUANCE TRUST++                                 1.20       12/01/2008              27,336
        468,644   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $468,656)            0.30       12/01/2008             468,644
         21,089   DEXIA CREDIT LOCAL DE FRANCE SA                                       1.70       12/01/2008              21,089
         28,119   FORTIS BANK (GRAND CAYMAN)                                            1.05       12/01/2008              28,119
         18,352   GRYPHON FUNDING LIMITED(a)(i)                                         0.00       08/23/2009               7,787
         29,681   MONT BLANC CAPITAL CORPORATION++                                      1.25       12/01/2008              29,679
         14,059   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MONEY MARKET SECURITIES (MATURITY VALUE $14,060)                1.25       12/01/2008              14,059
         90,604   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $90,606)                0.25       12/01/2008              90,604
         14,059   NATIXIS                                                               1.00       12/01/2008              14,059
         15,621   SCALDIS CAPITAL LLC++                                                 1.65       12/01/2008              15,620
         26,010   SOCIETE GENERALE (CAYMAN LSLANDS)                                     0.75       12/01/2008              26,010
         31,243   VICTORIA FINANCE LLC+++/-####(a)(i)                                   2.22       04/03/2008              20,933
         19,527   VICTORIA FINANCE LLC+++/-####(a)(i)                                   1.92       05/02/2008              13,083
         19,527   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.85       08/07/2008              13,083
                                                                                                                        1,278,353
                                                                                                                 ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,659,383)                                                               1,581,409
                                                                                                                 ----------------

     SHARES
---------------
SHORT-TERM INVESTMENTS: 1.51%
        285,943   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                             285,943
                                                                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $285,943)                                                                              285,943
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $28,162,275)*                                                  106.09%                                  $     20,029,226
                                                                        ------
Other Assets and Liabilities, Net                                        (6.09)                                        (1,149,600)
                                                                        ------                                   ----------------
TOTAL NET ASSETS                                                        100.00%                                  $     18,879,626
                                                                        ------                                   ----------------

----------
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

E    Stepped coupon bond. Interest rate presented is yield to maturity.

<<   All or a portion of this security is on loan. (See Note 2)

(Y) Payment-in-kind (PIK) securities are securities in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

@    Foreign bond principal is denominated in US dollars.

(i)  Illiquid security.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++   Short-term security of an affiliate of the Fund with a cost of $285,943.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                     42 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                        VALUE
---------------   ------------------------------------------------------------                                   ----------------
INVESTMENT COMPANIES: 100.21%
             NA WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                $  1,265,083,496
TOTAL INVESTMENT COMPANIES (COST $1,326,295,202)                                                                    1,265,083,496
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,326,295,202)*                                               100.21%                                  $  1,265,083,496
OTHER ASSETS AND LIABILITIES, NET                                        (0.21)                                        (2,623,738)
                                                                        ------                                   ----------------
TOTAL NET ASSETS                                                        100.00%                                  $  1,262,459,758
                                                                        ------                                   ----------------

----------
* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                      44 Wells Fargo Advantage Income Funds


             Statements of Assets and Liabilities--November 30, 2008 (Unaudited)

                                                                                                  Diversified       Income
                                                                                                   Bond Fund      Plus Fund
                                                                                                 ------------   -------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) ..........................    $         0    $429,877,443
      In affiliated Master Portfolios ........................................................     42,126,820               0
      Collateral received for securities loaned (Note 2) .....................................              0     139,823,721
      In affiliates ..........................................................................              0       1,244,960
                                                                                                  -----------    ------------
   Total investments at market value (see cost below) ........................................     42,126,820     570,946,124
                                                                                                  -----------    ------------
   Cash ......................................................................................         25,000               0
   Receivable for Fund shares issued .........................................................          7,708         508,753
   Receivable for investments sold ...........................................................              0           6,675
   Receivables for dividends and interest ....................................................              0       3,189,060
   Receivable from investment advisor and affiliates .........................................          2,189               0
   Prepaid expenses and other assets .........................................................              0               0
                                                                                                  -----------    ------------
Total assets .................................................................................     42,161,717     574,650,612
                                                                                                  -----------    ------------
LIABILITIES
   Payable for daily variation margin on futures contracts ...................................              0         237,789
   Payable for Fund shares redeemed ..........................................................         33,529         133,383
   Payable for investments purchased .........................................................              0      91,655,291
   Dividends payable .........................................................................              0               0
   Payable upon receipt of securities loaned (Note 2) ........................................              0     140,074,629
   Payable to investment advisor and affiliates (Note 3) .....................................              0          59,855
   Accrued expenses and other liabilities ....................................................         26,661         346,914
                                                                                                  -----------    ------------
Total liabilities ............................................................................         60,190     232,507,861
                                                                                                  -----------    ------------
TOTAL NET ASSETS .............................................................................    $42,101,527    $342,142,751
                                                                                                  ===========    ============
NET ASSETS CONSIST OF
   Paid-in capital ...........................................................................    $45,698,003    $367,534,388
   Undistributed net investment income (loss) ................................................         61,088        (302,059)
   Undistributed net realized gain (loss) on investments .....................................        258,305      (6,277,410)
   Net unrealized appreciation (depreciation) of investments, foreign currencies
      and translation of assets and liabilities denominated in foreign currencies ............     (3,915,869)    (15,436,436)
   Net unrealized appreciation (depreciation) of futures .....................................              0      (2,223,217)
   Net unrealized appreciation (depreciation) of collateral received for securities loaned ...              0      (1,152,515)
                                                                                                  -----------    ------------
TOTAL NET ASSETS .............................................................................    $42,101,527    $342,142,751
                                                                                                  ===========    ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A ......................................................................             NA    $ 57,015,551
   Shares outstanding - Class A ..............................................................             NA       5,579,165
   Net asset value per share - Class A .......................................................             NA    $      10.22
   Maximum offering price per share - Class A ................................................             NA    $      10.70(2)
   Net assets - Class B ......................................................................             NA    $  4,944,572
   Shares outstanding - Class B ..............................................................             NA         483,619
   Net asset value and offering price per share - Class B ....................................             NA    $      10.22
   Net assets - Class C ......................................................................             NA    $  5,085,677
   Shares outstanding - Class C ..............................................................             NA         497,647
   Net asset value and offering price per share - Class C ....................................             NA    $      10.22
   Net assets - Administrator Class ..........................................................    $42,101,527              NA
   Shares outstanding - Administrator Class ..................................................      1,870,110              NA
   Net asset value and offering price per share - Administrator Class ........................    $     22.51              NA
   Net assets - Institutional Class ..........................................................             NA    $100,259,148
   Shares outstanding - Institutional Class ..................................................             NA       9,812,259
   Net asset value and offering price per share - Institutional Class ........................             NA    $      10.22
   Net assets - Investor Class ...............................................................             NA    $174,837,803
   Shares outstanding - Investor Class .......................................................             NA      17,111,141
   Net asset value and offering price per share - Investor Class .............................             NA    $      10.22
                                                                                                  -----------    ------------
Investments at cost ..........................................................................    $46,042,689    $587,521,938
                                                                                                  -----------    ------------
Securities on loan, at market value (Note 2) .................................................    $         0    $139,311,025
                                                                                                  -----------    ------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

(3.) Maximum offering price is computed as 100/97.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

(4.) Maximum offering price is computed as 100/98.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 45


Statements of Assets and Liabilities--November 30, 2008 (Unaudited)

 Inflation-      Short Duration
  Protected        Government          Stable         Strategic       Total Return
  Bond Fund        Bond Fund        Income Fund      Income Fund        Bond Fund
------------     --------------    -------------    -------------   ----------------
 $         0     $489,731,984      $          0     $18,161,874     $            0
  58,516,374                0       269,608,369               0      1,265,083,496
           0       99,467,781                 0       1,581,409                  0
           0       25,479,303                 0         285,943                  0
 -----------     ------------      ------------     -----------     --------------
  58,516,374      614,679,068       269,608,369      20,029,226      1,265,083,496
 -----------     ------------      ------------     -----------     --------------
      25,000          100,000            25,000               0                  0
   1,128,869        1,302,937            38,434         113,400          3,224,524
           0          473,801                 0               0                  0
           0        2,055,877                 0         569,575                  0
         416                0             6,223           4,435                  0
           0                0                 0          16,080                  0
 -----------     ------------      ------------     -----------     --------------
  59,670,659      618,611,683       269,678,026      20,732,716      1,268,308,020
 -----------     ------------      ------------     -----------     --------------

           0                0                 0               0                  0
      33,504          260,306            31,722          18,512            122,974
           0       23,731,483                 0               0                  0
     250,615        1,712,762                 0         159,042          5,476,768
           0      101,855,434                 0       1,659,383                  0
           0          168,318                 0           8,540             40,855
      78,576          119,007            83,540           7,613            207,665
 -----------     ------------      ------------     -----------     --------------
     362,695      127,847,310           115,262       1,853,090          5,848,262
 -----------     ------------      ------------     -----------     --------------
 $59,307,964     $490,764,373      $269,562,764     $18,879,626     $1,262,459,758
 ===========     ============      ============     ===========     ==============

 $70,618,481     $512,448,887      $308,390,463     $31,246,311     $1,343,279,151
     977,955         (371,363)          321,056         (25,238)          (872,122)
  (4,742,956)     (16,300,506)       (2,824,198)     (4,211,862)       (18,735,565)

  (7,545,516)      (2,947,504)      (36,324,557)     (8,055,075)       (61,211,706)
           0                0                 0               0                  0
           0       (2,065,141)                0         (74,510)                 0
 -----------     ------------      ------------     -----------     --------------
 $59,307,964     $490,764,373      $269,562,764     $18,879,626     $1,262,459,758
 ===========     ============      ============     ===========     ==============

 $27,355,166     $ 70,099,599      $ 33,306,228     $12,638,095     $   55,113,226
   3,054,429        7,077,862         3,624,168       1,897,895          4,669,284
 $      8.96     $       9.90      $       9.19     $      6.66     $        11.80
 $      9.38(2)  $      10.21(3)   $       9.38(4)  $      6.97(2)  $        12.36(2)
 $ 6,011,849     $  5,894,116      $  1,417,677     $ 4,062,624     $   10,841,741
     673,128          594,727           154,346         609,777            917,678
 $      8.93     $       9.91      $       9.19     $      6.66     $        11.81
 $ 9,409,928     $  8,653,658      $  3,257,329     $ 2,178,907     $    5,383,290
   1,052,844          872,491           355,600         327,929            458,163
 $      8.94     $       9.92      $       9.16     $      6.64     $        11.75
 $16,531,021     $317,393,169      $231,581,530              NA     $  770,518,098
   1,848,890       32,009,018        25,209,500              NA         66,398,152
 $      8.94     $       9.92      $       9.19              NA     $        11.60
          NA     $ 88,723,831                NA              NA     $  415,375,519
          NA        8,946,438                NA              NA         35,811,120
          NA     $       9.92                NA              NA     $        11.60
          NA               NA                NA              NA     $    5,227,884
          NA               NA                NA              NA            450,687
          NA               NA                NA              NA     $        11.60
 -----------     ------------      ------------     -----------     --------------
 $66,061,890     $620,014,225      $305,932,926     $28,162,275     $1,326,295,202
 -----------     ------------      ------------     -----------     --------------
 $         0     $ 99,841,322      $          0     $ 1,555,678     $            0
 -----------     ------------      ------------     -----------     --------------

                      46 Wells Fargo Advantage Income Funds


Statements of Operations--For the Six Months Ended November 30, 2008 (Unaudited)

                                                                                                 Diversified       Income
                                                                                                  Bond Fund      Plus Fund
                                                                                                 -----------   -------------
INVESTMENT INCOME
   Dividends (1) .............................................................................   $         0   $          0
   Dividends allocated from affiliated Master Portfolios .....................................        53,200              0
   Interest ..................................................................................             0      6,186,353
   Interest allocated from affiliated Master Portfolios ......................................     1,213,698              0
   Income from affiliated securities .........................................................             0        250,895
   Securities lending income .................................................................             0        317,091
   Expenses allocated from affiliated Master Portfolios ......................................       (95,022)             0
   Waivers allocated from affiliated Master Portfolios .......................................        14,932              0
                                                                                                 -----------   ------------
Total investment income ......................................................................     1,186,808      6,754,339
                                                                                                 -----------   ------------
EXPENSES
   Advisory fees .............................................................................        56,493        689,057
   Administration fees
      Fund Level .............................................................................        11,299         68,906
      Class A ................................................................................            NA         51,044
      Class B ................................................................................            NA          5,292
      Class C ................................................................................            NA          4,385
      Administrator Class ....................................................................        22,597             NA
      Institutional Class ....................................................................            NA         28,859
      Investor Class .........................................................................            NA        156,407
   Custody fees ..............................................................................             0         27,562
   Shareholder servicing fees (Note 3) .......................................................        56,493        254,109
   Accounting fees ...........................................................................         9,277         22,824
   Distribution fees (Note 3)
      Class B ................................................................................            NA         22,050
      Class C ................................................................................            NA         18,273
   Professional fees .........................................................................         7,159          8,627
   Registration fees .........................................................................         7,999         24,284
   Shareholder reports .......................................................................         1,407         14,083
   Trustees' fees ............................................................................         4,323          4,323
   Other fees and expenses ...................................................................         1,122          4,378
                                                                                                 -----------   ------------
Total expenses ...............................................................................       178,169      1,404,463
                                                                                                 -----------   ------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..............................................      (100,077)      (194,567)
   Net expenses ..............................................................................        78,092      1,209,896
                                                                                                 -----------   ------------
Net investment income (loss) .................................................................     1,108,716      5,544,443
                                                                                                 -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ...........................             0        (19,214)
   Collateral received for securities loaned .................................................             0         13,137
   Futures transactions ......................................................................             0      1,249,951
   Securities transactions allocated from Master Portfolios ..................................      (459,352)             0
   Futures transactions allocated from Master Portfolios .....................................       169,095              0
   Options, swap agreement and short sale transactions allocated from Master Portfolios ......        18,983              0
                                                                                                 -----------   ------------
Net realized gain and loss from investments ..................................................      (271,274)     1,243,874
                                                                                                 -----------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ...........................             0    (14,868,636)
   Collateral received for securities loaned .................................................             0       (979,028)
   Futures transactions ......................................................................             0     (2,223,217)
   Securities transactions allocated from Master Portfolios ..................................    (3,011,927)             0
   Forwards, futures, options, swaps and short sales allocated from Master Portfolios ........        54,330              0
                                                                                                 -----------   ------------
Net change in unrealized appreciation (depreciation) of investments ..........................    (2,957,597)   (18,070,881)
                                                                                                 -----------   ------------
Net realized and unrealized gain (loss) on investments .......................................    (3,228,871)   (16,827,007)
                                                                                                 -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................   $(2,120,155)  $(11,282,564)
                                                                                                 ===========   ============

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 47


Statements of Operations--For the Six Months Ended November 30, 2008 (Unaudited)

 Inflation-   Short Duration
 Protected      Government         Stable        Strategic    Total Return
 Bond Fund      Bond Fund       Income Fund     Income Fund    Bond Fund
-----------   --------------   -------------   ------------   ------------
$         0    $          0    $          0    $     7,712    $          0
     49,689               0         565,209              0       1,369,083
          2      10,358,682               1      1,303,895               1
  2,012,683               0       5,701,694              0      35,982,089
          0         284,584               0          5,437               0
          0         215,166               0          6,313               0
   (137,662)              0        (622,285)             0      (2,707,931)
     30,761               0          24,550              0           6,672
-----------    ------------    ------------    -----------    ------------
  1,955,473      10,858,432       5,669,169      1,323,357      34,649,914
-----------    ------------    ------------    -----------    ------------

          0         968,107               0         72,115               0

     15,116         121,025          72,304          7,211         341,144
     24,846          60,961          34,594         17,772          53,445
      6,255           5,793           1,615          5,374          11,002
      9,331           6,836           3,260          2,815           4,919
      7,770         153,831         122,680             NA         415,884
         NA          37,868              NA             NA         180,656
         NA              NA              NA             NA           4,708
          0          48,410               0          2,885               0
     73,703         470,174         361,213         35,813       1,113,713
      1,189          30,222          15,617         14,451          51,904

     26,063          24,140           6,729         22,393          45,842
     38,879          28,484          13,583         11,730          20,495
      8,997          21,934           9,714         21,011           9,146
     19,251          31,122          16,457         16,791          34,980
      7,784          37,601           7,697          8,219          76,907
      4,323           4,323           4,323          4,323           4,323
      2,772           4,888           4,228          1,649          14,128
-----------    ------------    ------------    -----------    ------------
    246,279       2,055,719         674,014        244,552       2,383,196
-----------    ------------    ------------    -----------    ------------

    (56,395)       (533,789)       (267,639)       (51,778)       (812,570)
    189,884       1,521,930         406,375        192,774       1,570,626
-----------    ------------    ------------    -----------    ------------
  1,765,589       9,336,502       5,262,794      1,130,583      33,079,288
-----------    ------------    ------------    -----------    ------------


          0         953,085               0     (2,185,303)              0
          0        (322,512)              0         (3,464)              0
          0               0               0              0               0
 (1,055,275)              0            (814)             0     (11,752,446)
     21,798               0               0              0               0
          0               0               0              0               0
-----------    ------------    ------------    -----------    ------------
 (1,033,477)        630,573            (814)    (2,188,767)    (11,752,446)
-----------    ------------    ------------    -----------    ------------

          0      (4,548,623)              0     (6,877,908)              0
          0        (800,210)              0        (15,613)              0
          0               0               0              0               0
 (7,543,852)              0     (20,674,124)             0     (49,836,677)
       (637)              0               0              0        (548,128)
-----------    ------------    ------------    -----------    ------------
 (7,544,489)     (5,348,833)    (20,674,124)    (6,893,521)    (50,384,805)
-----------    ------------    ------------    -----------    ------------
 (8,577,966)     (4,718,260)    (20,674,938)    (9,082,288)    (62,137,251)
-----------    ------------    ------------    -----------    ------------
$(6,812,377)   $  4,618,242    $(15,412,144)   $(7,951,705)   $(29,057,963)
===========    ============    ============    ===========    ============

                      48 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                        DIVERSIFIED BOND FUND
                                                                  --------------------------------
                                                                       FOR THE
                                                                  SIX MONTHS ENDED       FOR THE
                                                                  NOVEMBER 30, 2008    YEAR ENDED
                                                                     (UNAUDITED)      MAY 31, 2008
                                                                  -----------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................     $ 48,447,014      $ 80,075,431
OPERATIONS
   Net investment income (loss) ...............................        1,108,716         3,130,466
   Net realized gain (loss) on investments ....................         (271,274)          829,723
   Net change in unrealized appreciation
      (depreciation) of investments ...........................       (2,957,597)         (452,196)
                                                                    ------------      ------------
Net increase (decrease) in net assets resulting from
   operations .................................................       (2,120,155)        3,507,993
                                                                    ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .................................................               NA                NA
      Class B .................................................               NA                NA
      Class C .................................................               NA                NA
      Administrator Class .....................................       (1,099,496)       (3,164,580)
      Institutional Class .....................................               NA                NA
      Investor Class ..........................................               NA                NA
   Net realized gain on sales of investments
      Administrator Class .....................................               NA          (870,666)
                                                                    ------------      ------------
Total distributions to shareholders ...........................       (1,099,496)       (4,035,246)
                                                                    ------------      ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ........................               NA                NA
   Reinvestment of distributions - Class A ....................               NA                NA
   Cost of shares redeemed - Class A ..........................               NA                NA
                                                                    ------------      ------------
   Net increase (decrease) in net assets resulting
      from capital share transactions - Class A ...............               NA                NA
                                                                    ------------      ------------
   Proceeds from shares sold - Class B ........................               NA                NA
   Reinvestment of distributions - Class B ....................               NA                NA
   Cost of shares redeemed - Class B ..........................               NA                NA
                                                                    ------------      ------------
   Net increase (decrease) in net assets resulting
      from capital share transactions - Class B ...............               NA                NA
                                                                    ------------      ------------
   Proceeds from shares sold - Class C ........................               NA                NA
   Reinvestment of distributions - Class C ....................               NA                NA
   Cost of shares redeemed - Class C ..........................               NA                NA
                                                                    ------------      ------------
   Net increase (decrease) in net assets resulting
      from capital share transactions - Class C ...............               NA                NA
                                                                    ------------      ------------
   Proceeds from shares sold - Administrator Class ............       10,218,776        30,597,921
   Reinvestment of distributions - Administrator Class ........          849,803         3,013,238
   Cost of shares redeemed - Administrator Class ..............      (14,194,415)      (64,712,323)
                                                                    ------------      ------------
   Net increase (decrease) in net assets resulting
      from capital share transactions - Administrator Class ...       (3,125,836)      (31,101,164)
                                                                    ------------      ------------
   Proceeds from shares sold - Institutional Class ............               NA                NA
   Reinvestment of distributions - Institutional Class ........               NA                NA
   Cost of shares redeemed - Institutional Class ..............               NA                NA
                                                                    ------------      ------------
   Net increase (decrease) in net assets resulting
      from capital share transactions - Institutional Class ...               NA                NA
                                                                    ------------      ------------
   Proceeds from shares sold - Investor Class .................               NA                NA
   Reinvestment of distributions - Investor Class .............               NA                NA
   Cost of shares redeemed - Investor Class ...................               NA                NA
                                                                    ------------      ------------
   Net increase (decrease) in net assets resulting
      from capital share transactions - Investor Class ........               NA                NA
                                                                    ------------      ------------
Net increase (decrease) in net assets resulting from
   capital share transactions - Total .........................       (3,125,836)      (31,101,164)
                                                                    ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS .........................       (6,345,487)      (31,628,417)
                                                                    ============      ============
ENDING NET ASSETS .............................................     $ 42,101,527      $ 48,447,014
                                                                    ============      ============

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 49


Statements of Changes in Net Assets

                                                                                SHORT DURATION
        INCOME PLUS FUND             INFLATION-PROTECTED BOND FUND           GOVERNMENT BOND FUND
--------------------------------   --------------------------------   ---------------------------------
     For the                            For the                            For the
Six Months Ended       For the     Six Months Ended       For the     Six Months Ended       For the
November 30, 2008    Year Ended    November 30, 2008    Year Ended    November 30, 2008     Year Ended
   (Unaudited)      May 31, 2008      (Unaudited)      May 31, 2008      (Unaudited)       May 31, 2008
-----------------   ------------   -----------------   ------------   -----------------   -------------
  $  55,417,546     $ 52,840,508     $ 57,185,803      $ 52,165,297     $ 415,217,874     $ 464,774,924

      5,544,443        2,345,283        1,765,589         2,474,820         9,336,502        17,568,382
      1,243,874          655,489       (1,033,477)          (30,094)          630,573         4,504,051

    (18,070,881)        (301,276)      (7,544,489)        2,341,130        (5,348,833)        2,697,548
  -------------     ------------     ------------      ------------     -------------     -------------

    (11,282,564)       2,699,496       (6,812,377)        4,785,856         4,618,242        24,769,981
  -------------     ------------     ------------      ------------     -------------     -------------


     (1,114,175)      (1,935,731)        (670,219)       (1,063,242)       (1,305,592)       (3,071,932)
        (88,645)        (355,005)        (142,136)         (354,294)          (99,956)         (329,136)
        (77,608)        (194,860)        (212,354)         (362,794)         (118,348)         (264,382)
             NA               NA         (395,679)         (729,067)       (6,328,384)      (11,555,266)
     (1,644,934)              NA               NA                NA        (2,030,949)       (3,078,413)
     (2,894,110)              NA               NA                NA                NA                NA

             NA               NA                0                 0                NA                NA
  -------------     ------------     ------------      ------------     -------------     -------------
     (5,819,472)      (2,485,596)      (1,420,388)       (2,509,397)       (9,883,229)      (18,299,129)
  -------------     ------------     ------------      ------------     -------------     -------------

     47,961,876       18,833,752       13,400,415        13,334,151        25,900,733        19,926,085
        945,091        1,566,640          492,061           943,966           689,760         1,854,353
    (33,312,429)     (14,582,499)      (7,683,895)      (11,317,835)      (22,227,537)      (34,165,517)
  -------------     ------------     ------------      ------------     -------------     -------------

     15,594,538        5,817,893        6,208,581         2,960,282         4,362,956       (12,385,079)
  -------------     ------------     ------------      ------------     -------------     -------------
        310,112        1,465,541          570,815         1,673,783           679,323         1,148,422
         61,666          219,099           92,827           272,999            67,591           268,275
     (2,239,258)      (5,363,664)      (1,141,927)       (2,328,144)       (2,050,697)       (6,549,555)
  -------------     ------------     ------------      ------------     -------------     -------------

     (1,867,480)      (3,679,024)        (478,285)         (381,362)       (1,303,783)       (5,132,858)
  -------------     ------------     ------------      ------------     -------------     -------------
      1,117,548        2,760,315        1,832,529         4,387,692         2,646,272         1,307,372
         57,996          143,072          132,310           299,260            79,895           226,339
       (734,881)      (2,679,118)      (1,081,791)       (2,326,681)       (1,070,187)       (3,015,120)
  -------------     ------------     ------------      ------------     -------------     -------------

        440,663          224,269          883,048         2,360,271         1,655,980        (1,481,409)
  -------------     ------------     ------------      ------------     -------------     -------------
             NA               NA        5,132,798        27,006,097       157,146,160        64,367,913
             NA               NA          218,948           455,281         4,379,693         9,260,093
             NA               NA       (1,610,164)      (29,656,522)      (87,341,103)     (141,682,215)
  -------------     ------------     ------------      ------------     -------------     -------------

             NA               NA        3,741,582        (2,195,144)       74,184,750       (68,054,209)
  -------------     ------------     ------------      ------------     -------------     -------------
    136,914,384               NA               NA                NA        29,306,596        35,330,304
      1,641,298               NA               NA                NA         1,695,897         3,064,760
    (34,221,735)              NA               NA                NA       (29,090,910)       (7,369,411)
  -------------     ------------     ------------      ------------     -------------     -------------

    104,333,947               NA               NA                NA         1,911,583        31,025,653
  -------------     ------------     ------------      ------------     -------------     -------------
    400,649,086               NA               NA                NA                NA                NA
      2,494,940               NA               NA                NA                NA                NA
   (217,818,453)              NA               NA                NA                NA                NA
  -------------     ------------     ------------      ------------     -------------     -------------

    185,325,573               NA               NA                NA                NA                NA
  -------------     ------------     ------------      ------------     -------------     -------------

    303,827,241        2,363,138       10,354,926         2,744,047        80,811,486       (56,027,902)
  -------------     ------------     ------------      ------------     -------------     -------------
    286,725,205        2,577,038        2,122,161         5,020,506        75,546,499       (49,557,050)
  =============     ============     ============      ============     =============     =============
  $ 342,142,751     $ 55,417,546     $ 59,307,964      $ 57,185,803     $ 490,764,373     $ 415,217,874
  =============     ============     ============      ============     =============     =============

                      50 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                                   DIVERSIFIED BOND FUND
                                                                             --------------------------------
                                                                                  For the
                                                                              Six Months Ended      For the
                                                                             November 30, 2008    Year Ended
                                                                                (Unaudited)      May 31, 2008
                                                                             -----------------   ------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................              NA                NA
   Shares issued in reinvestment of distributions - Class A ..............              NA                NA
   Shares redeemed - Class A .............................................              NA                NA
                                                                                 ---------       -----------
   Net increase (decrease) in shares outstanding - Class A ...............              NA                NA
                                                                                 ---------       -----------
   Shares sold - Class B .................................................              NA                NA
   Shares issued in reinvestment of distributions - Class B ..............              NA                NA
   Shares redeemed - Class B .............................................              NA                NA
                                                                                 ---------       -----------
   Net increase (decrease) in shares outstanding - Class B ...............              NA                NA
                                                                                 ---------       -----------
   Shares sold - Class C .................................................              NA                NA
   Shares issued in reinvestment of distributions - Class C ..............              NA                NA
   Shares redeemed - Class C .............................................              NA                NA
                                                                                 ---------       -----------
   Net increase (decrease) in shares outstanding - Class C ...............              NA                NA
                                                                                 ---------       -----------
   Shares sold - Administrator Class .....................................         429,759         1,235,607
   Shares issued in reinvestment of distributions - Administrator Class ..          36,294           122,531
   Shares redeemed - Administrator Class .................................        (599,895)       (2,621,326)
                                                                                 ---------       -----------
   Net increase (decrease) in shares outstanding - Administrator Class ...        (133,842)       (1,263,188)
                                                                                 ---------       -----------
   Shares sold - Institutional Class .....................................              NA                NA
   Shares issued in reinvestment of distributions - Institutional Class ..              NA                NA
   Shares redeemed - Institutional Class .................................              NA                NA
                                                                                 ---------       -----------
   Net increase (decrease) in shares outstanding - Institutional Class ...              NA                NA
                                                                                 ---------       -----------
   Shares sold - Investor Class ..........................................              NA                NA
   Shares issued in reinvestment of distributions - Investor Class .......              NA                NA
   Shares redeemed - Investor Class ......................................              NA                NA
                                                                                 ---------       -----------
   Net increase (decrease) in shares outstanding - Investor Class ........              NA                NA
                                                                                 ---------       -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................        (133,842)       (1,263,188)
                                                                                 =========       ===========
Ending balance of undistributed net investment income (loss) .............       $  61,088       $    51,868
                                                                                 ---------       -----------

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 51


Statements of Changes in Net Assets

                                                                               SHORT DURATION
        INCOME PLUS FUND             INFLATION-PROTECTED BOND FUND          GOVERNMENT BOND FUND
--------------------------------   --------------------------------   --------------------------------
     For the                            For the                           For the
Six Months Ended       For the      Six Months Ended      For the      Six Months Ended      For the
November 30, 2008    Year Ended    November 30, 2008    Year Ended    November 30, 2008    Year Ended
   (Unaudited)      May 31, 2008      (Unaudited)      May 31, 2008      (Unaudited)      May 31, 2008
-----------------   ------------   -----------------   ------------   -----------------   ------------
     4,589,574        1,752,768         1,349,883        1,296,164         2,585,885         1,997,221
        91,025          145,878            49,863           94,113            69,126           185,569
    (3,166,808)      (1,356,877)         (788,999)      (1,140,462)       (2,221,917)       (3,415,270)
  ------------      -----------       -----------      -----------      ------------      ------------
     1,513,791          541,769           610,747          249,815           433,094        (1,232,480)
  ------------      -----------       -----------      -----------      ------------      ------------
        29,453          136,455            57,026          164,855            67,794           114,407
         5,930           20,412             9,419           27,319             6,772            26,861
      (212,393)        (499,031)         (115,692)        (232,421)         (204,849)         (656,869)
  ------------      -----------       -----------      -----------      ------------      ------------
      (177,010)        (342,164)          (49,247)         (40,247)         (130,283)         (515,601)
  ------------      -----------       -----------      -----------      ------------      ------------
       107,464          254,067           180,476          422,608           264,212           130,628
         5,595           13,319            13,448           29,914             8,000            22,636
       (70,791)        (247,061)         (112,634)        (230,806)         (106,888)         (301,588)
  ------------      -----------       -----------      -----------      ------------      ------------
        42,268           20,325            81,290          221,716           165,324          (148,324)
  ------------      -----------       -----------      -----------      ------------      ------------
            NA               NA           533,617        2,754,216        15,690,521         6,418,632
            NA               NA            22,221           44,991           438,514           926,002
            NA               NA          (169,391)      (3,057,428)       (8,732,792)      (14,213,909)
  ------------      -----------       -----------      -----------      ------------      ------------
            NA               NA           386,447         (258,221)        7,396,243        (6,869,275)
  ------------      -----------       -----------      -----------      ------------      ------------
    12,918,586               NA                NA               NA         2,926,331         3,524,898
       158,836               NA                NA               NA           169,788           305,985
    (3,265,163)              NA                NA               NA        (2,910,015)         (744,492)
  ------------      -----------       -----------      -----------      ------------      ------------
     9,812,259               NA                NA               NA           186,104         3,086,391
  ------------      -----------       -----------      -----------      ------------      ------------
    37,616,898               NA                NA               NA                NA                NA
       241,130               NA                NA               NA                NA                NA
   (20,746,887)              NA                NA               NA                NA                NA
  ------------      -----------       -----------      -----------      ------------      ------------
    17,111,141               NA                NA               NA                NA                NA
  ------------      -----------       -----------      -----------      ------------      ------------

    28,302,449          219,930         1,029,237          173,063         8,050,482        (5,679,289)
  ============      ===========       ===========      ===========      ============      ============
  $   (302,059)     $   (27,030)      $   977,955      $   632,754      $   (371,363)     $    175,364
  ------------      -----------       -----------      -----------      ------------      ------------

                      52 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                         STABLE INCOME FUND
                                                                 ---------------------------------
                                                                      For the
                                                                  Six Months Ended      For the
                                                                 November 30, 2008     Year Ended
                                                                    (Unaudited)       May 31, 2008
                                                                 -----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ......................................     $307,921,140      $ 369,941,232
OPERATIONS
   Net investment income (loss) ..............................        5,262,794         15,099,334
   Net realized gain (loss) on investments ...................             (814)           781,253
   Net change in unrealized appreciation (depreciation) of
      investments ............................................      (20,674,124)       (13,617,214)
                                                                   ------------      -------------
Net increase (decrease) in net assets resulting from
   operations ................................................      (15,412,144)         2,263,373
                                                                   ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ................................................         (667,900)        (1,872,702)
      Class B ................................................          (23,949)          (102,569)
      Class C ................................................          (49,470)          (134,240)
      Administrator Class ....................................       (4,558,267)       (12,971,620)
      Institutional Class ....................................               NA                 NA
      Investor Class .........................................               NA                 NA
   Net realized gain on sales of investments
      Class A ................................................                0                  0
      Class B ................................................                0                  0
      Class C ................................................                0                  0
                                                                   ------------      -------------
Total distributions to shareholders ..........................       (5,299,586)       (15,081,131)
                                                                   ------------      -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .......................        4,889,560         12,800,524
   Proceeds from redemption fees - Class A ...................                0                  0
   Reinvestment of distributions - Class A ...................          530,377          1,468,778
                                                                   ------------      -------------
   Cost of shares redeemed - Class A .........................      (13,335,670)       (17,318,784)
                                                                   ------------      -------------
   Net increase (decrease) in net assets resulting
      from capital share transactions - Class A ..............       (7,915,733)        (3,049,482)
                                                                   ------------      -------------
   Proceeds from shares sold - Class B .......................          281,165            661,303
   Proceeds from redemption fees - Class B ...................                0                  0
   Reinvestment of distributions - Class B ...................           20,413             85,264
   Cost of shares redeemed - Class B .........................         (987,997)        (2,811,016)
                                                                   ------------      -------------
   Net increase (decrease) in net assets resulting
      from capital share transactions - Class B ..............         (686,419)        (2,064,449)
                                                                   ------------      -------------
   Proceeds from shares sold - Class C .......................          165,173            918,563
   Proceeds from redemption fees - Class C ...................                0                  0
   Reinvestment of distributions - Class C ...................           46,144            124,823
   Cost of shares redeemed - Class C .........................         (749,976)          (774,465)
                                                                   ------------      -------------
   Net increase (decrease) in net assets resulting
      from capital share transactions - Class C ..............         (538,659)           268,921
                                                                   ------------      -------------
   Proceeds from shares sold - Administrator Class ...........       67,206,591        181,259,237
   Reinvestment of distributions - Administrator Class .......        2,673,397          7,701,311
   Cost of shares redeemed - Administrator Class .............      (78,385,823)      (233,317,872)
                                                                   ------------      -------------
   Net increase (decrease) in net assets resulting
      from capital share transactions - Administrator Class ..       (8,505,835)       (44,357,324)
                                                                   ------------      -------------
   Proceeds from shares sold - Institutional Class ...........               NA                 NA
   Reinvestment of distributions - Institutional Class .......               NA                 NA
   Cost of shares redeemed - Institutional Class .............               NA                 NA
                                                                   ------------      -------------
   Net increase (decrease) in net assets resulting
      from capital share transactions - Institutional Class ..               NA                 NA
                                                                   ------------      -------------
   Proceeds from shares sold - Investor Class ................               NA                 NA
   Reinvestment of distributions - Investor Class ............               NA                 NA
   Cost of shares redeemed - Investor Class ..................               NA                 NA
                                                                   ------------      -------------
   Net increase (decrease) in net assets resulting
      from capital share transactions - Investor Class .......               NA                 NA
                                                                   ------------      -------------
Net increase (decrease) in net assets resulting from
   capital share transactions - Total ........................      (17,646,646)       (49,202,334)
                                                                   ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS ........................      (38,358,376)       (62,020,092)
                                                                   ============      =============
ENDING NET ASSETS ............................................     $269,562,764      $ 307,921,140
                                                                   ============      =============

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 53


Statements of Changes in Net Assets

      STRATEGIC INCOME FUND              TOTAL RETURN BOND FUND
--------------------------------   ----------------------------------
     For the                            For the
 Six Months Ended      For the     Six Months Ended        For the
November 30, 2008    Year Ended    November 30, 2008     Year Ended
   (Unaudited)      May 31, 2008      (Unaudited)       May 31, 2008
-----------------   ------------   -----------------   --------------
  $ 36,325,770      $ 49,622,105    $1,446,576,062     $1,474,437,350

     1,130,583         2,968,457        33,079,288         71,829,158
    (2,188,767)       (2,046,647)      (11,752,446)        21,593,270

    (6,893,521)       (2,703,949)      (50,384,805)         2,254,737
  ------------      ------------    --------------     --------------

    (7,951,705)       (1,782,139)      (29,057,963)        95,677,165
  ------------      ------------    --------------     --------------


      (795,056)       (2,141,999)       (1,443,714)        (2,889,296)
      (220,204)         (556,081)         (255,040)          (586,657)
      (115,324)         (274,703)         (114,383)          (229,348)
            NA                NA       (21,056,751)       (44,240,603)
            NA                NA       (12,044,841)       (24,557,566)
            NA                NA          (101,386)          (168,495)
            NA          (495,901)                0                  0
            NA          (144,033)                0                  0
            NA           (65,796)                0                  0
  ------------      ------------    --------------     --------------
    (1,130,584)       (3,678,513)      (35,016,115)       (72,671,965)
  ------------      ------------    --------------     --------------

     2,046,695         9,089,158        28,945,448         42,639,978
         2,074             1,330                 0                  0
       614,712         2,430,261         1,159,703          2,704,185
    (9,255,305)      (16,208,947)      (38,510,779)       (42,275,196)
  ------------      ------------    --------------     --------------

    (6,591,824)       (4,688,198)       (8,405,628)         3,068,967
  ------------      ------------    --------------     --------------
       250,913         1,700,716           507,673          2,104,132
         1,180               344                 0                  0
       168,326           615,177           194,376            527,779
    (1,631,137)       (4,232,764)       (2,541,310)        (6,430,613)
  ------------      ------------    --------------     --------------

    (1,210,718)       (1,916,527)       (1,839,261)        (3,798,702)
  ------------      ------------    --------------     --------------
       280,809           905,870           557,911            685,632
           535               183                 0                  0
        69,030           266,583            81,705            203,428
      (911,687)       (2,403,594)         (629,787)        (1,654,789)
  ------------      ------------    --------------     --------------

      (561,313)       (1,230,958)            9,829           (765,729)
  ------------      ------------    --------------     --------------
            NA                NA       159,576,913        472,182,524
            NA                NA        15,797,448         39,371,755
            NA                NA      (230,669,056)      (586,799,334)
  ------------      ------------    --------------     --------------

            NA                NA       (55,294,695)       (75,245,055)
  ------------      ------------    --------------     --------------
            NA                NA       100,246,424        190,848,620
            NA                NA         9,623,070         23,113,376
            NA                NA      (166,559,955)      (186,997,912)
  ------------      ------------    --------------     --------------

            NA                NA       (56,690,461)        26,964,084
  ------------      ------------    --------------     --------------
            NA                NA         2,967,274            380,975
            NA                NA            74,404            154,963
            NA                NA          (863,688)        (1,625,991)
  ------------      ------------    --------------     --------------

            NA                NA         2,177,990         (1,090,053)
  ------------      ------------    --------------     --------------

    (8,363,855)       (7,835,683)     (120,042,226)       (50,866,488)
  ------------      ------------    --------------     --------------
   (17,446,144)      (13,296,335)     (184,116,304)       (27,861,288)
  ============      ============    ==============     ==============
  $ 18,879,626      $ 36,325,770    $1,262,459,758     $1,446,576,062
  ============      ============    ==============     ==============

                      54 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                         STABLE INCOME FUND
                                                                  --------------------------------
                                                                       For the
                                                                   Six Months Ended      For the
                                                                  November 30, 2008    Year Ended
                                                                     (Unaudited)      May 31, 2008
                                                                  -----------------   ------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ......................................          501,580         1,259,590
   Shares issued in reinvestment of distributions - Class A ...           55,222           144,468
   Shares redeemed - Class A ..................................       (1,372,651)       (1,697,754)
                                                                     -----------      ------------
   Net increase (decrease) in shares outstanding - Class A ....         (815,849)         (293,696)
                                                                     -----------      ------------
   Shares sold - Class B ......................................           28,983            64,614
   Shares issued in reinvestment of distributions - Class B ...            2,126             8,377
   Shares redeemed - Class B ..................................         (101,740)         (275,669)
                                                                     -----------      ------------
   Net increase (decrease) in shares outstanding - Class B ....          (70,631)         (202,678)
                                                                     -----------      ------------
   Shares sold - Class C ......................................           17,162            90,837
   Shares issued in reinvestment of distributions - Class C ...            4,823            12,315
   Shares redeemed - Class C ..................................          (77,342)          (76,406)
                                                                     -----------      ------------
   Net increase (decrease) in shares outstanding - Class C ....          (55,357)           26,746
                                                                     -----------      ------------
   Shares sold - Administrator Class ..........................        6,978,353        17,808,247
   Shares issued in reinvestment of distributions -
      Administrator Class .....................................          278,691           757,254
   Shares redeemed - Administrator Class ......................       (8,127,923)      (22,964,835)
                                                                     -----------      ------------
   Net increase (decrease) in shares outstanding -
      Administrator Class .....................................         (870,879)       (4,399,334)
                                                                     -----------      ------------
   Shares sold - Institutional Class ..........................               NA                NA
   Shares issued in reinvestment of distributions -
      Institutional Class .....................................               NA                NA
   Shares redeemed - Institutional Class ......................               NA                NA
                                                                     -----------      ------------
   Net increase (decrease) in shares outstanding -
      Institutional Class .....................................               NA                NA
                                                                     -----------      ------------
   Shares sold - Investor Class ...............................               NA                NA
   Shares issued in reinvestment of distributions -
      Investor Class ..........................................               NA                NA
   Shares redeemed - Investor Class ...........................               NA                NA
                                                                     -----------      ------------
   Net increase (decrease) in shares outstanding -
      Investor Class ..........................................               NA                NA
                                                                     -----------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ............................       (1,812,716)       (4,868,962)
                                                                     ===========      ============
Ending balance of undistributed net investment income (loss) ..      $   321,056      $    357,848
                                                                     -----------      ------------

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 55

Statements of Changes in Net Assets

      STRATEGIC INCOME FUND             TOTAL RETURN BOND FUND
--------------------------------   --------------------------------
     For the                            For the
 Six Months Ended      For the      Six Months Ended      For the
November 30, 2008    Year Ended    November 30, 2008    Year Ended
   (Unaudited)      May 31, 2008      (Unaudited)      May 31, 2008
-----------------   ------------   -----------------   ------------
       237,468          900,926         2,412,163         3,430,542
        71,874          247,080            95,777           218,391
    (1,096,360)      (1,656,389)       (3,161,173)       (3,410,591)
   -----------      -----------      ------------      ------------
      (787,018)        (508,383)         (653,233)          238,342
   -----------      -----------      ------------      ------------
        28,883          171,546            41,730           169,180
        19,762           62,541            16,080            42,615
      (196,832)        (435,023)         (210,371)         (520,060)
   -----------      -----------      ------------      ------------
      (148,187)        (200,936)         (152,561)         (308,265)
   -----------      -----------      ------------      ------------
        35,713           93,057            46,209            55,412
         8,112           27,136             6,798            16,516
      (112,260)        (243,562)          (52,351)         (134,490)
   -----------      -----------      ------------      ------------
       (68,435)        (123,369)              656           (62,562)
   -----------      -----------      ------------      ------------
            NA               NA        13,335,662        39,010,584

            NA               NA         1,330,768         3,237,919
            NA               NA       (19,448,296)      (48,249,917)
   -----------      -----------      ------------      ------------

            NA               NA        (4,781,866)       (6,001,414)
   -----------      -----------      ------------      ------------
            NA               NA         8,410,624        15,739,758

            NA               NA           810,523         1,899,490
            NA               NA       (13,992,045)      (15,410,838)
   -----------      -----------      ------------      ------------

            NA               NA        (4,770,898)        2,228,410
   -----------      -----------      ------------      ------------
            NA               NA           250,151            31,272

            NA               NA             6,292            12,747
            NA               NA           (73,446)         (134,169)
   -----------      -----------      ------------      ------------

            NA               NA           182,997           (90,150)
   -----------      -----------      ------------      ------------

    (1,003,640)        (832,688)      (10,174,905)       (3,995,639)
   ===========      ===========      ============      ============
   $   (25,238)     $   (25,237)     $   (872,122)     $  1,064,705
   -----------      -----------      ------------      ------------

                      56 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized      from Net      Distributions
                                                   Value Per     Investment      Gain (Loss)      Investment       from Net
                                                     Share     Income (Loss)   on Investments       Income      Realized Gains
                                                   ---------   -------------   --------------   -------------   --------------
DIVERSIFIED BOND FUND

Administrator Class
June 1, 2008 to November 30, 2008 (Unaudited) ..     $24.18       0.59            (1.69)            (0.57)             0.00
June 1, 2007 to May 31, 2008 ...................     $24.51       1.25             0.00(7)          (1.23)            (0.35)
June 1, 2006 to May 31, 2007 ...................     $24.40       1.18             0.29             (1.19)            (0.17)
June 1, 2005 to May 31, 2006 ...................     $25.82       1.08            (1.21)            (1.08)            (0.21)
June 1, 2004 to May 31, 2005 ...................     $25.58       0.92             0.39             (0.92)            (0.15)
June 1, 2003 to May 31, 2004 ...................     $26.57       0.96            (0.93)            (0.98)            (0.04)

INCOME PLUS FUND

Class A
June 1, 2008 to November 30, 2008 (Unaudited) ..     $10.70       0.21(8)         (0.49)            (0.20)             0.00
June 1, 2007 to May 31, 2008 ...................     $10.65       0.48(8)          0.08             (0.51)             0.00
June 1, 2006 to May 31, 2007 ...................     $10.49       0.53(8)          0.19             (0.56)             0.00
June 1, 2005 to May 31, 2006 ...................     $10.99       0.47(8)         (0.37)            (0.60)             0.00
June 1, 2004 to May 31, 2005 ...................     $10.84       0.57             0.20             (0.62)             0.00
June 1, 2003 to May 31, 2004 ...................     $11.31       0.55            (0.39)            (0.63)             0.00

Class B
June 1, 2008 to November 30, 2008 (Unaudited) ..     $10.70       0.18(8)         (0.50)            (0.16)             0.00
June 1, 2007 to May 31, 2008 ...................     $10.65       0.40(8)          0.08             (0.43)             0.00
June 1, 2006 to May 31, 2007 ...................     $10.49       0.45(8)          0.29             (0.48)             0.00
June 1, 2005 to May 31, 2006 ...................     $10.99       0.39(8)         (0.37)            (0.52)             0.00
June 1, 2004 to May 31, 2005 ...................     $10.84       0.46             0.23             (0.54)             0.00
June 1, 2003 to May 31, 2004 ...................     $11.31       0.45            (0.37)            (0.55)             0.00

Class C
June 1, 2008 to November 30, 2008 (Unaudited) ..     $10.69       0.18(8)         (0.48)            (0.17)             0.00
June 1, 2007 to May 31, 2008 ...................     $10.65       0.40(8)          0.07             (0.43)             0.00
June 1, 2006 to May 31, 2007 ...................     $10.49       0.45(8)          0.21             (0.48)             0.00
June 1, 2005 to May 31, 2006 ...................     $10.99       0.39(8)         (0.37)            (0.52)             0.00
June 1, 2004 to May 31, 2005 ...................     $10.84       0.51             0.18             (0.54)             0.00
June 1, 2003 to May 31, 2004 ...................     $11.31       0.44            (0.36)            (0.55)             0.00

----------
(1.) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
     3).

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3.) The Fund changed its fiscal year-end from June 30 to May 31.

(4.) Commencement of operations.

(5.) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(6.) Portfolio turnover rate represents the activity from the Fund's investment in a Master portfolio.

(7.) Amount is less than $0.005.

(8.) Calculated based upon average shares outstanding. Portfolio turnover rates presented for periods of less than one year are not annualized.

(9.) Includes interest expense.

(10.) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(11.) Excluding TBA, the portfolio turnover ratio is 431%.

(12.) Excluding TBA, the portfolio turnover ratio is 109%.

(13.) Excluding TBA, the portfolio turnover ratio is 335%.

(14.) Excluding TBA, the portfolio turnover ratio is 92%.

(15.) The Fund changed its fiscal year-end from October 31 to May 31.

(16.) Excluding TBA, the portfolio turnover ratio is 81%.

(17.) Excluding TBA, the portfolio turnover ratio is 316%.

(18.) Excluding TBA, the portfolio turnover ratio is 77%.

(19.) Excluding TBA, the portfolio turnover ratio is 123%.

(20.) On June 20, 2008, Class Z was renamed to Investor Class.

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 57


Financial Highlights

                     Ending      Ratio to Average Net Assets (Annualized)(1)
Distributions in   Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   Exceess of      Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
 Realized Gains      Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(10)   (000's omitted)
----------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------



0.00                 $22.51         4.92%       1.14%(5)    (0.44)%   0.70%(5)    (4.61)%    120%(6, 18)     $ 42,102
0.00                 $24.18         4.93%       1.07%(5)    (0.37)%   0.70%(5)     5.16%     141%(6, 16)     $ 48,447
0.00                 $24.51         4.72%       0.99%(5)    (0.29)%   0.70%(5)     6.09%     158%(6, 14)     $ 80,075
0.00                 $24.40         4.24%       0.97%(5)    (0.27)%   0.70%(5)    (0.53)%    163%(6, 12)     $ 98,574
0.00                 $25.82         3.53%       0.91%(5)    (0.21)%   0.70%(5)     5.24%      56%(6)         $133,277
0.00                 $25.58         3.65%       0.86%(5)    (0.16)%   0.70%(5)     0.09%     115%(6)         $191,875




0.00                 $10.22         4.09%       1.08%       (0.16)%   0.92%       (2.59)%    267%            $ 57,016
0.00                 $10.70         4.50%       1.35%       (0.35)%   1.00%        5.37%     245%            $ 43,481
0.00                 $10.65         4.96%       1.34%       (0.34)%   1.00%        7.04%     205%            $ 37,526
0.00                 $10.49         4.38%       1.29%       (0.29)%   1.00%        0.97%     171%            $ 38,995
0.00                 $10.99         5.48%       1.25%       (0.67)%   0.58%        7.27%     132%            $ 42,676
0.00                 $10.84         4.92%       1.31%       (0.63)%   0.68%        1.43%     185%            $ 28,898


0.00                 $10.22         3.36%       1.85%       (0.17)%   1.68%       (2.98)%    267%            $  4,945
0.00                 $10.70         3.75%       2.10%       (0.35)%   1.75%        4.58%     245%            $  7,067
0.00                 $10.65         4.24%       2.09%       (0.34)%   1.75%        6.24%     205%            $ 10,682
0.00                 $10.49         3.61%       2.04%       (0.29)%   1.75%        0.21%     171%            $ 14,833
0.00                 $10.99         4.76%       2.00%       (0.68)%   1.32%        6.47%     132%            $ 20,165
0.00                 $10.84         4.13%       2.05%       (0.60)%   1.45%        0.68%     185%            $ 38,486


0.00                 $10.22         3.41%       1.84%       (0.16)%   1.68%       (2.87)%    267%            $ 5,086
0.00                 $10.69         3.75%       2.10%       (0.35)%   1.75%        4.50%     245%            $ 4,870
0.00                 $10.65         4.23%       2.09%       (0.34)%   1.75%        6.24%     205%            $ 4,633
0.00                 $10.49         3.63%       2.04%       (0.29)%   1.75%        0.21%     171%            $ 5,581
0.00                 $10.99         4.74%       2.00%       (0.68)%   1.32%        6.47%     132%            $ 6,451
0.00                 $10.84         4.12%       2.05%       (0.59)%   1.46%        0.68%     185%            $ 7,955

                      58 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

                                                   Beginning                     Net Realized    Distributions
                                                   Net Asset        Net         and Unrealized      from Net      Distributions
                                                   Value Per     Investment      Gain (Loss)       Investment       from Net
                                                     Share     Income (Loss)    on Investments       Income      Realized Gains
                                                   ---------   -------------    --------------   -------------   --------------
INCOME PLUS FUND(continued)
Institutional Class
July 18, 2008(4) to November 30, 2008
   (Unaudited) .................................     $10.51       0.16(8)           (0.27)           (0.18)           0.00
Investor Class
July 18, 20084 to November 30, 2008
   (Unaudited) .................................     $10.51       0.15(8)           (0.27)           (0.17)           0.00

INFLATION-PROTECTED BOND FUND

Class A
June 1, 2008 to November 30, 2008 (Unaudited) ..     $10.22       0.27              (1.29)           (0.24)           0.00
June 1, 2007 to May 31, 2008 ...................     $ 9.62       0.54               0.62            (0.56)           0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.60       0.40              (0.04)           (0.34)           0.00
June 1, 2005 to May 31, 2006 ...................     $10.45       0.42(8)           (0.63)           (0.46)          (0.18)
June 1, 2004 to May 31, 2005 ...................     $10.04       0.37               0.43            (0.33)          (0.06)
June 1, 2003 to May 31, 2004 ...................     $10.14       0.29              (0.13)           (0.23)          (0.03)

Class B
June 1, 2008 to November 30, 2008 (Unaudited) ..     $10.20       0.29              (1.36)           (0.20)           0.00
June 1, 2007 to May 31, 2008 ...................     $ 9.60       0.48               0.61            (0.49)           0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.58       0.34              (0.06)           (0.26)           0.00
June 1, 2005 to May 31, 2006 ...................     $10.42       0.35(8)           (0.63)           (0.38)          (0.18)
June 1, 2004 to May 31, 2005 ...................     $10.03       0.31               0.40            (0.26)          (0.06)
June 1, 2003 to May 31, 2004 ...................     $10.13       0.20              (0.12)           (0.15)          (0.03)

Class C
June 1, 2008 to November 30, 2008 (Unaudited) ..     $10.20       0.26              (1.32)           (0.20)           0.00
June 1, 2007 to May 31, 2008 ...................     $ 9.61       0.45               0.63            (0.49)           0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.58       0.35              (0.06)           (0.26)           0.00
June 1, 2005 to May 31, 2006 ...................     $10.43       0.35(8)           (0.63)           (0.39)          (0.18)
June 1, 2004 to May 31, 2005 ...................     $10.04       0.31               0.40            (0.26)          (0.06)
June 1, 2003 to May 31, 2004 ...................     $10.13       0.21              (0.12)           (0.15)          (0.03)

Administrator Class
June 1, 2008 to November 30, 2008 (Unaudited) ..     $10.21       0.26              (1.28)           (0.25)           0.00
June 1, 2007 to May 31, 2008 ...................     $ 9.60       0.59               0.61            (0.59)           0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.58       0.44              (0.06)           (0.36)           0.00
June 1, 2005 to May 31, 2006 ...................     $10.43       0.44(8)           (0.63)           (0.48)          (0.18)
June 1, 2004 to May 31, 2005 ...................     $10.03       0.39               0.43            (0.36)          (0.06)
June 1, 2003 to May 31, 2004 ...................     $10.13       0.30              (0.12)           (0.25)          (0.03)

SHORT DURATION GOVERNMENT BOND FUND

Class A
June 1, 2008 to November 30, 2008 (Unaudited) ..     $10.01       0.18              (0.10)           (0.19)           0.00
June 1, 2007 to May 31, 2008 ...................     $ 9.85       0.40               0.18            (0.42)           0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.81       0.39               0.06            (0.41)           0.00
June 1, 2005 to May 31, 2006 ...................     $10.01       0.33(8)           (0.18)           (0.35)           0.00
June 1, 2004 to May 31, 2005 ...................     $10.13       0.27              (0.09)           (0.30)           0.00
July 1, 2003 to May 31, 2004(3) ................     $10.28       0.17              (0.12)           (0.17)          (0.03)
July 1, 2002 to June 30, 2003 ..................     $10.24       0.41               0.10            (0.39)          (0.08)

Class B
June 1, 2008 to November 30, 2008 (Unaudited) ..     $10.01       0.15              (0.09)           (0.16)           0.00
June 1, 2007 to May 31, 2008 ...................     $ 9.86       0.33               0.16            (0.34)           0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.81       0.33               0.06            (0.34)           0.00
June 1, 2005 to May 31, 2006 ...................     $10.02       0.25(8)           (0.19)           (0.27)           0.00
June 1, 2004 to May 31, 2005 ...................     $10.13       0.19              (0.08)           (0.22)           0.00
July 1, 2003 to May 31, 2004(3) ................     $10.29       0.11              (0.14)           (0.10)          (0.03)
July 1, 2002 to June 30, 2003 ..................     $10.25       0.28               0.10            (0.26)          (0.08)

Class C
June 1, 2008 to November 30, 2008 (Unaudited) ..     $10.02       0.17              (0.11)           (0.16)           0.00
June 1, 2007 to May 31, 2008 ...................     $ 9.87       0.31               0.18            (0.34)           0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.82       0.30               0.09            (0.34)           0.00
June 1, 2005 to May 31, 2006 ...................     $10.03       0.25(8)           (0.19)           (0.27)           0.00
June 1, 2004 to May 31, 2005 ...................     $10.14       0.14              (0.03)           (0.22)           0.00
July 1, 2003 to May 31, 2004(3) ................     $10.30       0.11              (0.14)           (0.10)          (0.03)
July 1, 2002 to June 30, 2003 ..................     $10.25       0.27               0.11            (0.25)          (0.08)

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 59


Financial Highlights

                     Ending      Ratio to Average Net Assets (Annualized)(1)
Distributions in   Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   Exceess of      Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
 Realized Gains      Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(10)   (000's omitted)
----------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------


      0.00           $10.22         3.15%       0.70%       (0.09)%   0.61%       (1.01)%     267%          $100,259

      0.00           $10.22         2.86%       1.10%       (0.16)%   0.94%       (1.13)%     267%          $174,838

      0.00           $ 8.96         5.99%       0.97%(5)    (0.12)%   0.85%(5)   (10.13)%      51%(6)       $ 27,355
      0.00           $10.22         5.52%       1.23%(5)    (0.38)%   0.85%(5)    12.34%       40%(6)       $ 24,982
      0.00           $ 9.62         3.89%       1.05%(5)    (0.20)%   0.85%(5)     3.74%       37%(6)       $ 21,115
      0.00           $ 9.60         4.18%       1.22%(5)    (0.37)%   0.85%(5)    (2.11)%      47%(6)       $ 27,726
      0.00           $10.45         3.63%       1.23%(5)    (0.37)%   0.86%(5)     8.12%      425%(6)       $ 28,437
      0.00           $10.04         3.18%       1.44%(5)    (0.54)%   0.90%(5)     1.65%      155%(6)       $ 20,087

      0.00           $ 8.93         5.63%       1.74%(5)    (0.14)%   1.60%(5)   (10.60)%      51%(6)       $  6,012
      0.00           $10.20         4.61%       1.98%(5)    (0.38)%   1.60%(5)    11.53%       40%(6)       $  7,365
      0.00           $ 9.60         3.27%       1.80%(5)    (0.20)%   1.60%(5)     2.97%       37%(6)       $  7,321
      0.00           $ 9.58         3.50%       1.97%(5)    (0.37)%   1.60%(5)    (2.76)%      47%(6)       $ 10,149
      0.00           $10.42         2.99%       1.99%(5)    (0.39)%   1.60%(5)     7.13%      425%(6)       $ 12,168
      0.00           $10.03         2.14%       2.19%(5)    (0.54)%   1.65%(5)     0.89%      155%(6)       $ 10,645

      0.00           $ 8.94         5.42%       1.70%(5)    (0.10)%   1.60%(5)   (10.50)%      51%(6)       $  9,410
      0.00           $10.20         4.78%       1.98%(5)    (0.38)%   1.60%(5)    11.41%       40%(6)       $  9,913
      0.00           $ 9.61         3.27%       1.80%(5)    (0.20)%   1.60%(5)     3.08%       37%(6)       $  7,202
      0.00           $ 9.58         3.50%       1.97%(5)    (0.37)%   1.60%(5)    (2.85)%      47%(6)       $ 10,248
      0.00           $10.43         3.00%       1.99%(5)    (0.39)%   1.60%(5)     7.12%      425%(6)       $ 13,873
      0.00           $10.04         2.22%       2.19%(5)    (0.54)%   1.65%(5)     0.99%      155%(6)       $ 11,813

      0.00           $ 8.94         6.01%       0.90%(5)    (0.30)%   0.60%(5)   (10.14)%      51%(6)       $ 16,531
      0.00           $10.21         5.43%       1.06%(5)    (0.46)%   0.60%(5)    12.74%       40%(6)       $ 14,926
      0.00           $ 9.60         3.76%       0.87%(5)    (0.27)%   0.60%(5)     3.99%       37%(6)       $ 16,527
      0.00           $ 9.58         4.37%       1.04%(5)    (0.44)%   0.60%(5)    (1.88)%      47%(6)       $ 63,869
      0.00           $10.43         4.11%       0.93%(5)    (0.33)%   0.60%(5)     8.30%      425%(6)       $ 53,237
      0.00           $10.03         3.40%       1.12%(5)    (0.47)%   0.65%(5)     1.91%      155%(6)       $ 26,780

      0.00           $ 9.90         3.64%       0.95%       (0.10)%   0.85%        0.84%      124%          $ 70,100
      0.00           $10.01         4.02%       1.11%       (0.26)%   0.85%        5.95%      210%          $ 66,495
      0.00           $ 9.85         4.04%       1.10%       (0.25)%   0.85%        4.69%      493%          $ 77,602
      0.00           $ 9.81         3.30%       1.08%       (0.23)%   0.85%        1.51%      316%          $ 77,886
      0.00           $10.01         2.44%       1.28%       (0.42)%   0.86%        1.79%      272%          $ 94,059
      0.00           $10.13         1.83%       1.14%       (0.24)%   0.90%        0.49%      615%          $ 47,304
      0.00           $10.28         3.51%       1.51%       (0.45)%   1.06%(9)     4.69%      331%          $ 55,807

      0.00           $ 9.91         2.89%       1.70%       (0.10)%   1.60%        0.56%      124%          $  5,894
      0.00           $10.01         3.29%       1.86%       (0.26)%   1.60%        5.06%      210%          $  7,260
      0.00           $ 9.86         3.29%       1.85%       (0.25)%   1.60%        4.01%      493%          $ 12,230
      0.00           $ 9.81         2.55%       1.83%       (0.23)%   1.60%        0.66%      316%          $ 18,338
      0.00           $10.02         1.74%       2.02%       (0.41)%   1.61%        1.13%      272%          $ 27,078
      0.00           $10.13         1.12%       1.89%       (0.24)%   1.65%       (0.30)%     615%          $  9,734
      0.00           $10.29         2.75%       2.26%       (0.46)%   1.80%(9)     3.76%      331%          $  5,576

      0.00           $ 9.92         2.90%       1.70%       (0.10)%   1.60%        0.56%      124%          $  8,654
      0.00           $10.02         3.28%       1.86%       (0.26)%   1.60%        5.06%      210%          $  7,087
      0.00           $ 9.87         3.29%       1.85%       (0.25)%   1.60%        4.01%      493%          $  8,440
      0.00           $ 9.82         2.54%       1.83%       (0.23)%   1.60%        0.66%      316%          $ 11,540
      0.00           $10.03         1.59%       2.04%       (0.42)%   1.62%        1.13%      272%          $ 19,553
      0.00           $10.14         1.10%       1.89%       (0.24)%   1.65%       (0.30)%     615%          $ 34,410
      0.00           $10.30         2.73%       2.27%       (0.46)%   1.81%(9)     3.79%      331%          $ 32,818

                      60 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized      from Net      Distributions
                                                   Value Per     Investment      Gain (Loss)      Investment       from Net
                                                      Share    Income (Loss)   on Investments       Income      Realized Gains
                                                   ---------   -------------   --------------   -------------   --------------
SHORT DURATION GOVERNMENT BOND FUND (continued)
Administrator Class
June 1, 2008 to November 30, 2008 (Unaudited) ..     $10.02       0.20             (0.09)           (0.21)            0.00
June 1, 2007 to May 31, 2008 ...................     $ 9.86       0.42              0.18            (0.44)            0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.82       0.42              0.06            (0.44)            0.00
June 1, 2005 to May 31, 2006 ...................     $10.03       0.35(8)          (0.19)           (0.37)            0.00
June 1, 2004 to May 31, 2005 ...................     $10.14       0.29             (0.07)           (0.33)            0.00
July 1, 2003 to May 31, 2004(3) ................     $10.30       0.20             (0.13)           (0.20)           (0.03)
July 1, 2002 to June 30, 2003 ..................     $10.26       0.43              0.12            (0.43)           (0.08)

Institutional Class
June 1, 2008 to November 30, 2008 (Unaudited) ..     $10.02       0.20             (0.08)           (0.22)            0.00
June 1, 2007 to May 31, 2008 ...................     $ 9.86       0.44              0.18            (0.46)            0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.82       0.44              0.06            (0.46)            0.00
June 1, 2005 to May 31, 2006 ...................     $10.03       0.38(8)          (0.20)           (0.39)            0.00
April 8, 20054 to May 31, 2005 .................     $10.00       0.05              0.03            (0.05)            0.00

STABLE INCOME FUND

Class A
June 1, 2008 to November 30, 2008 (Unaudited) ..     $ 9.89       0.17             (0.70)           (0.17)            0.00
June 1, 2007 to May 31, 2008 ...................     $10.27       0.42             (0.38)           (0.42)            0.00
June 1, 2006 to May 31, 2007 ...................     $10.23       0.43              0.05            (0.44)            0.00
June 1, 2005 to May 31, 2006 ...................     $10.38       0.40(8)          (0.15)           (0.40)            0.00
June 1, 2004 to May 31, 2005 ...................     $10.33       0.16              0.03            (0.14)            0.00
June 1, 2003 to May 31, 2004 ...................     $10.44       0.16             (0.10)           (0.16)            0.00

Class B
June 1, 2008 to November 30, 2008 (Unaudited) ..     $ 9.88       0.13             (0.69)           (0.13)            0.00
June 1, 2007 to May 31, 2008 ...................     $10.26       0.34             (0.38)           (0.34)            0.00
June 1, 2006 to May 31, 2007 ...................     $10.22       0.34              0.06            (0.36)            0.00
June 1, 2005 to May 31, 2006 ...................     $10.37       0.32(8)          (0.15)           (0.32)            0.00
June 1, 2004 to May 31, 2005 ...................     $10.32       0.08              0.03            (0.06)            0.00
June 1, 2003 to May 31, 2004 ...................     $10.43       0.08             (0.10)           (0.08)            0.00

Class C
June 1, 2008 to November 30, 2008 (Unaudited) ..     $ 9.85       0.12             (0.68)           (0.13)            0.00
June 1, 2007 to May 31, 2008 ...................     $10.24       0.34             (0.39)           (0.34)            0.00
June 1, 2006 to May 31, 2007 ...................     $10.20       0.36              0.05            (0.37)            0.00
June 1, 2005 to May 31, 2006 ...................     $10.35       0.32(8)          (0.15)           (0.32)            0.00
June 1, 2004 to May 31, 2005 ...................     $10.30       0.07              0.04            (0.06)            0.00
June 30, 2003(4) to May 31, 2004 ...............     $10.00       0.06              0.33            (0.08)            0.00

Administrator Class
June 1, 2008 to November 30, 2008 (Unaudited) ..     $ 9.88       0.18             (0.69)           (0.18)            0.00
June 1, 2007 to May 31, 2008 ...................     $10.27       0.44             (0.39)           (0.44)            0.00
June 1, 2006 to May 31, 2007 ...................     $10.23       0.45              0.05            (0.46)            0.00
June 1, 2005 to May 31, 2006 ...................     $10.38       0.42(8)          (0.15)           (0.42)            0.00
June 1, 2004 to May 31, 2005 ...................     $10.33       0.20              0.02            (0.17)            0.00
June 1, 2003 to May 31, 2004 ...................     $10.44       0.18             (0.10)           (0.18)            0.00

STRATEGIC INCOME FUND

Class A
June 1, 2008 to November 30, 2008 (Unaudited) ..     $ 9.46       0.35             (2.80)           (0.35)            0.00
June 1, 2007 to May 31, 2008 ...................     $10.62       0.68             (1.00)           (0.68)           (0.16)
June 1, 2006 to May 31, 2007 ...................     $10.18       0.67              0.50            (0.67)           (0.06)
June 1, 2005 to May 31, 2006 ...................     $10.23       0.67              0.14            (0.67)           (0.19)
November 1, 2004 to May 31, 2005(15) ...........     $10.41       0.37             (0.18)           (0.37)            0.00
November 1, 2003 to October 31, 2004 ...........     $ 9.90       0.71              0.51            (0.71)            0.00
November 1, 2002 to October 31, 2003 ...........     $ 7.67       0.70              2.22            (0.69)            0.00

Class B
June 1, 2008 to November 30, 2008 (Unaudited) ..     $ 9.47       0.32             (2.81)           (0.32)            0.00
June 1, 2007 to May 31, 2008 ...................     $10.63       0.61             (1.00)           (0.61)           (0.16)
June 1, 2006 to May 31, 2007 ...................     $10.18       0.59              0.51            (0.59)           (0.06)
June 1, 2005 to May 31, 2006 ...................     $10.23       0.59              0.14            (0.59)           (0.19)
November 1, 2004 to May 31, 2005(15) ...........     $10.42       0.30             (0.19)           (0.30)            0.00
November 1, 2003 to October 31, 2004 ...........     $ 9.90       0.59              0.52            (0.59)            0.00
November 1, 2002 to October 31, 2003 ...........     $ 7.68       0.59              2.21            (0.58)            0.00

   The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 61


Financial Highlights

                     Ending      Ratio to Average Net Assets (Annualized)(1)
Distributions in   Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   Exceess of      Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
 Realized Gains      Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(10)   (000's omitted)
----------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------
      0.00           $ 9.92         3.90%       0.86%       (0.26)%     0.60%       1.07%     124%           $317,393
      0.00           $10.02         4.26%       0.93%       (0.33)%     0.60%       6.21%     210%           $246,592
      0.00           $ 9.86         4.28%       0.92%       (0.32)%     0.60%       4.95%     493%           $310,530
      0.00           $ 9.82         3.55%       0.90%       (0.30)%     0.60%       1.67%     316%           $401,837
      0.00           $10.03         2.66%       0.98%       (0.38)%     0.60%       2.16%     272%           $444,331
      0.00           $10.14         2.13%       0.81%       (0.21)%     0.60%       0.67%     615%           $431,942

      0.00           $10.30         3.75%       1.16%       (0.40)%     0.76%(9)    5.08%     331%           $517,187

      0.00           $ 9.92         4.08%       0.60%       (0.18)%     0.42%       1.16%     124%           $ 88,724
      0.00           $10.02         4.42%       0.67%       (0.25)%     0.42%       6.40%     210%           $ 87,784
      0.00           $ 9.86         4.48%       0.65%       (0.23)%     0.42%       5.13%     493%           $ 55,973
      0.00           $ 9.82         3.89%       0.63%       (0.21)%     0.42%       1.85%     316%           $ 27,172
      0.00           $10.03         3.35%       0.76%       (0.33)%     0.43%       0.91%     272%           $     10

      0.00           $ 9.19         3.48%       0.93%(5)    (0.08)%     0.85%(5)   (5.42)%      1%(6)        $ 33,306
      0.00           $ 9.89         4.14%       0.96%(5)    (0.11)%     0.85%(5)    0.35%      22%(6)        $ 43,897
      0.00           $10.27         4.18%       1.00%(5)    (0.15)%     0.85%(5)    4.80%      21%(6)        $ 48,629
      0.00           $10.23         3.83%       1.06%(5)    (0.19)%     0.87%(5)    2.47%      23%(6)        $ 64,827
      0.00           $10.38         1.48%       1.00%(5)    (0.10)%     0.90%(5)    1.87%      43%(6)        $ 83,406
     (0.01)          $10.33         1.52%       0.99%(5)    (0.09)%     0.90%(5)    0.45%      92%(6)        $166,484

      0.00           $ 9.19         2.71%       1.68%(5)    (0.08)%     1.60%(5)   (5.70)%      1%(6)        $  1,418
      0.00           $ 9.88         3.40%       1.71%(5)    (0.11)%     1.60%(5)   (0.42)%     22%(6)        $  2,222
      0.00           $10.26         3.40%       1.75%(5)    (0.15)%     1.60%(5)    3.98%      21%(6)        $  4,389
      0.00           $10.22         3.06%       1.81%(5)    (0.19)%     1.62%(5)    1.69%      23%(6)        $ 11,519
      0.00           $10.37         0.75%       1.75%(5)    (0.10)%     1.65%(5)    1.00%      43%(6)        $ 20,970
     (0.01)          $10.32         0.81%       1.75%(5)    (0.10)%     1.65%(5)   (0.29)%     92%(6)        $ 35,552

      0.00           $ 9.16         2.73%       1.67%(5)    (0.07)%     1.60%(5)   (5.71)%      1%(6)        $  3,257
      0.00           $ 9.85         3.37%       1.71%(5)    (0.11)%     1.60%(5)   (0.49)%     22%(6)        $  4,049
      0.00           $10.24         3.43%       1.75%(5)    (0.15)%     1.60%(5)    4.03%      21%(6)        $  3,935
      0.00           $10.20         3.07%       1.81%(5)    (0.19)%     1.62%(5)    1.70%      23%(6)        $  4,355
      0.00           $10.35         0.74%       1.75%(5)    (0.10)%     1.65%(5)    1.10%      43%(6)        $  7,137
     (0.01)          $10.30         0.54%       1.73%(5)    (0.08)%     1.65%(5)   (0.29)%     92%(6)        $ 12,225

      0.00           $ 9.19         3.70%       0.85%(5)    (0.20)%     0.65%(5)   (5.23)%      1%(6)        $231,582
      0.00           $ 9.88         4.34%       0.78%(5)    (0.13)%     0.65%(5)    0.45%      22%(6)        $257,752
      0.00           $10.27         4.38%       0.81%(5)    (0.16)%     0.65%(5)    5.01%      21%(6)        $312,988
      0.00           $10.23         4.08%       0.88%(5)    (0.23)%     0.65%(5)    2.70%      23%(6)        $366,798
      0.00           $10.38         1.76%       0.68%(5)    (0.03)%     0.65%(5)    2.14%      43%(6)        $356,223
     (0.01)          $10.33         1.74%       0.66%(5)    (0.03)%     0.63%(5)    0.71%      92%(6)        $570,234

      0.00           $ 6.66         8.07%       1.46%       (0.36)%     1.10%     (26.53)%     17%           $ 12,638
      0.00           $ 9.46         6.93%       1.43%       (0.33)%     1.10%      (3.01)%     63%           $ 25,406
      0.00           $10.62         6.43%       1.39%       (0.29)%     1.10%      11.97%      79%           $ 33,921
      0.00           $10.18         6.53%       1.61%       (0.51)%     1.10%       8.18%      89%           $ 19,858
      0.00           $10.23         5.97%       1.57%       (0.48)%     1.09%       1.79%      76%           $ 13,254
      0.00           $10.41         6.95%       1.52%       (0.40)%     1.12%      12.70%     141%           $ 13,786
      0.00           $ 9.90         7.77%       1.58%       (0.45)%     1.13%      39.38%     155%           $ 10,917

      0.00           $ 6.66         7.40%       2.22%       (0.37)%     1.85%     (26.89)%     17%           $  4,063
      0.00           $ 9.47         6.19%       2.18%       (0.33)%     1.85%      (3.71)%     63%           $  7,174
      0.00           $10.63         5.73%       2.15%       (0.30)%     1.85%      11.25%      79%           $ 10,188
      0.00           $10.18         5.78%       2.36%       (0.51)%     1.85%       7.38%      89%           $  9,554
      0.00           $10.23         4.90%       2.31%       (0.14)%     2.17%       1.05%      76%           $ 10,062
      0.00           $10.42         5.82%       2.30%       (0.04)%     2.26%      11.55%     141%           $ 10,076
      0.00           $ 9.90         6.44%       2.36%       (0.00)%     2.36%      37.55%     155%           $  8,573

                     62 Wells Fargo Advantage Income Funds
                                                            Financial Highlights

                                                    Beginning                    Net Realized    Distributions
                                                    Net Asset        Net        and Unrealized      from Net     Distributions
                                                    Value Per     Investment      Gain (Loss)      Investment       from Net
                                                      Share     Income (Loss)   on Investments       Income      Realized Gains
                                                    ---------   -------------   --------------   -------------   --------------
STRATEGIC INCOME FUND (continued)
Class C
June 1, 2008 to November 30, 2008 (Unaudited) ...     $ 9.45         0.32           (2.81)           (0.32)            0.00
June 1, 2007 to May 31, 2008 ....................     $10.61         0.61           (1.00)           (0.61)           (0.16)
June 1, 2006 to May 31, 2007 ....................     $10.17         0.59            0.50            (0.59)           (0.06)
June 1, 2005 to May 31, 2006 ....................     $10.21         0.59            0.15            (0.59)           (0.19)
November 1, 2004 to May 31, 2005(15) ............     $10.40         0.31           (0.19)           (0.31)            0.00
November 1, 2003 to October 31, 2004 ............     $ 9.89         0.59            0.51            (0.59)            0.00
November 1, 2002 to October 31, 2003 ............     $ 7.66         0.59            2.22            (0.58)            0.00
TOTAL RETURN BOND FUND
Class A
June 1, 2008 to November 30, 200820 (Unaudited) .     $12.37         0.29           (0.56)           (0.30)            0.00
June 1, 2007 to May 31, 2008 ....................     $12.20         0.56            0.18            (0.57)            0.00
June 1, 2006 to May 31, 2007 ....................     $12.02         0.56            0.18            (0.56)            0.00
June 1, 2005 to May 31, 2006 ....................     $12.62         0.49           (0.60)           (0.49)            0.00
June 1, 2004 to May 31, 2005 ....................     $12.32         0.42            0.34            (0.43)           (0.03)
July 1, 2003 to May 31, 2004(3) .................     $12.79         0.34           (0.35)           (0.34)           (0.12)
July 1, 2002 to June 30, 2003 ...................     $12.17         0.63            0.69            (0.62)           (0.08)
Class B
June 1, 2008 to November 30, 2008 (Unaudited) ...     $12.38         0.23           (0.55)           (0.25)            0.00
June 1, 2007 to May 31, 2008 ....................     $12.21         0.48            0.17            (0.48)            0.00
June 1, 2006 to May 31, 2007 ....................     $12.03         0.46            0.18            (0.46)            0.00
June 1, 2005 to May 31, 2006 ....................     $12.63         0.40           (0.60)           (0.40)            0.00
June 1, 2004 to May 31, 2005 ....................     $12.33         0.32            0.34            (0.33)           (0.03)
July 1, 2003 to May 31, 2004(3) .................     $12.80         0.25           (0.35)           (0.25)           (0.12)
July 1, 2002 to June 30, 2003 ...................     $12.18         0.56            0.69            (0.55)           (0.08)
Class C
June 1, 2008 to November 30, 2008 (Unaudited) ...     $12.31         0.23           (0.54)           (0.25)            0.00
June 1, 2007 to May 31, 2008 ....................     $12.14         0.47            0.17            (0.47)            0.00
June 1, 2006 to May 31, 2007 ....................     $11.96         0.46            0.18            (0.46)            0.00
June 1, 2005 to May 31, 2006 ....................     $12.57         0.39           (0.61)           (0.39)            0.00
June 1, 2004 to May 31, 2005 ....................     $12.26         0.32            0.35            (0.33)           (0.03)
July 1, 2003 to May 31, 2004(3) .................     $12.73         0.25           (0.35)           (0.25)           (0.12)
July 1, 2002 to June 30, 2003 ...................     $12.12         0.57            0.67            (0.55)           (0.08)
Administrator Class
June 1, 2008 to November 30, 2008 (Unaudited) ...     $12.16         0.28           (0.54)           (0.30)            0.00
June 1, 2007 to May 31, 2008 ....................     $11.99         0.57            0.18            (0.58)            0.00
June 1, 2006 to May 31, 2007 ....................     $11.81         0.57            0.18            (0.57)            0.00
June 1, 2005 to May 31, 2006 ....................     $12.41         0.51           (0.60)           (0.51)            0.00
June 1, 2004 to May 31, 2005 ....................     $12.11         0.44            0.34            (0.45)           (0.03)
July 1, 2003 to May 31, 2004(3) .................     $12.57         0.36           (0.34)           (0.36)           (0.12)
July 1, 2002 to June 30, 2003 ...................     $11.97         0.64            0.68            (0.64)           (0.08)
Institutional Class
June 1, 2008 to November 30, 2008 (Unaudited) ...     $12.15         0.30           (0.53)           (0.32)            0.00
June 1, 2007 to May 31, 2008 ....................     $11.98         0.61            0.18            (0.62)            0.00
June 1, 2006 to May 31, 2007 ....................     $11.81         0.59            0.18            (0.60)            0.00
June 1, 2005 to May 31, 2006 ....................     $12.40         0.54           (0.59)           (0.54)            0.00
June 1, 2004 to May 31, 2005 ....................     $12.11         0.48            0.33            (0.49)           (0.03)
July 1, 2003 to May 31, 2004(3) .................     $12.58         0.39           (0.35)           (0.39)           (0.12)
July 1, 2002 to June 30, 2003 ...................     $11.97         0.73            0.66            (0.70)           (0.08)
Investor Class
June 1, 2008 to November 30, 2008 (Unaudited) ...     $12.15         0.27           (0.53)           (0.29)            0.00
June 1, 2007 to May 31, 2008(20) ................     $11.99         0.55            0.16            (0.55)            0.00
June 1, 2006 to May 31, 2007(20) ................     $11.81         0.54            0.18            (0.54)            0.00
June 1, 2005 to May 31, 2006(20) ................     $12.41         0.46           (0.59)           (0.47)            0.00
April 8, 2005(4) to May 31, 2005(20) ............     $12.19         0.06            0.22            (0.06)            0.00

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 63


Financial Highlights

                     Ending        Ratio to Average Net Assets (Annualized)(1)
Distributions in   Net Asset   -------------------------------------------------                Portfolio    Net Assets at
   Exceess of      Value Per   Net Investment     Gross    Expenses       Net        Total      Turnover     End of Period
 Realized Gains      Share      Income (Loss)   Expenses    Waived     Expenses    Return(2)    Rate(10)    (000's omitted)
----------------   ---------   --------------   --------   --------   ----------   ---------   ----------   ---------------


      0.00           $ 6.64         7.39%       2.21%       (0.36)%   1.85%         (26.95)%    17%             $  2,179
      0.00           $ 9.45         6.19%       2.17%       (0.32)%   1.85%          (3.73)%    63%             $  3,745
      0.00           $10.61         5.69%       2.14%       (0.29)%   1.85%          11.15%     79%             $  5,513
      0.00           $10.17         5.77%       2.36%       (0.51)%   1.85%           7.49%     89%             $  3,356
      0.00           $10.21         4.99%       2.20%       (0.13)%   2.07%           1.11%     76%             $  3,822
      0.00           $10.40         5.81%       2.34%       (0.03)%   2.31%          11.40%    141%             $  4,834
      0.00           $ 9.89         6.57%       2.38%       (0.00)%   2.38%          37.73%    155%             $  6,038

      0.00           $11.80         4.59%       0.90%(5)    (0.05)%   0.85%(5)       (2.21)%   317%(6,19)       $ 55,113
      0.00           $12.37         4.49%       0.99%(5)    (0.09)%   0.90%(5)        6.15%    572%(6,17)       $ 65,825
      0.00           $12.20         4.51%       0.99%(5)    (0.09)%   0.90%(5)        6.20%    665%(6,13)       $ 62,004
      0.00           $12.02         3.88%       1.03%(5)    (0.13)%   0.90%(5)       (0.91)%   704%(6,11)       $ 69,066
      0.00           $12.62         3.30%       1.12%(5)    (0.22)%   0.90%(5)        6.19%    767%(6)          $ 84,188
      0.00           $12.32         3.07%       1.16%(5)    (0.26)%   0.90%(5)       (0.09)%   918%(6)          $ 45,670
      0.00           $12.79         3.78%       1.61%(5)    (0.63)%   0.97%(5,9)     10.95%    544%(6)          $  2,691


      0.00           $11.81         3.90%       1.65%(5)    (0.05)%   1.60%(5)       (2.57)%   317%(6,19)       $ 10,842
      0.00           $12.38         3.69%       1.75%(5)    (0.10)%   1.65%(5)        5.36%    572%(6,17)       $ 13,248
      0.00           $12.21         3.77%       1.74%(5)    (0.09)%   1.65%(5)        5.41%    665%(6,13)       $ 16,827
      0.00           $12.03         3.13%       1.78%(5)    (0.13)%   1.65%(5)       (1.65)%   704%(6,11)       $ 21,356
      0.00           $12.63         2.57%       1.86%(5)    (0.21)%   1.65%(5)        5.39%    767%(6)          $ 27,681
      0.00           $12.33         2.19%       1.91%(5)    (0.26)%   1.65%(5)       (0.79)%   918%(6)          $  8,031
      0.00           $12.80         2.81%       2.31%(5)    (0.60)%   1.71%(5,9)      9.85%    544%(6)          $  3,868


      0.00           $11.75         3.91%       1.65%(5)    (0.05)%   1.60%(5)       (2.52)%   317%(6,19)       $  5,383
      0.00           $12.31         3.78%       1.74%(5)    (0.09)%   1.65%(5)        5.37%    572%(6,17)       $  5,632
      0.00           $12.14         3.77%       1.74%(5)    (0.09)%   1.65%(5)        5.42%    665%(6,13)       $  6,313
      0.00           $11.96         3.14%       1.78%(5)    (0.13)%   1.65%(5)       (1.75)%   704%(6,11)       $  7,827
      0.00           $12.57         2.57%       1.87%(5)    (0.22)%   1.65%(5)        5.52%    767%(6)          $  9,823
      0.00           $12.26         2.20%       1.91%(5)    (0.26)%   1.65%(5)       (0.79)%   918%(6)          $  6,248
      0.00           $12.73         2.88%       2.32%(5)    (0.61)%   1.71%(5,9)      9.78%    544%(6)          $  4,425

      0.00           $11.60         4.79%       0.82%(5)    (0.12)%   0.70%(5)       (2.13)%   317%(6,19)       $770,518
      0.00           $12.16         4.72%       0.82%(5)    (0.12)%   0.70%(5)        6.38%    572%(6,17)       $865,453
      0.00           $11.99         4.71%       0.81%(5)    (0.11)%   0.70%(5)        6.44%    665%(6,13)       $925,385
      0.00           $11.81         4.12%       0.85%(5)    (0.15)%   0.70%(5)       (0.78)%   704%(6,11)       $783,354
      0.00           $12.41         3.58%       0.94%(5)    (0.24)%   0.70%(5)        6.53%    767%(6)          $720,935
      0.00           $12.11         3.25%       0.99%(5)    (0.29)%   0.70%(5)        0.20%    918%(6)          $202,187
      0.00           $12.57         4.56%       1.19%(5)    (0.59)%   0.60%(5,9)     11.01%    544%(6)          $ 91,244

      0.00           $11.60         5.07%       0.55%(5)    (0.13)%   0.42%(5)       (1.92)%   317%(6,19)       $415,376
      0.00           $12.15         4.97%       0.55%(5)    (0.13)%   0.42%(5)        6.68%    572%(6,17)       $493,165
      0.00           $11.98         5.00%       0.54%(5)    (0.12)%   0.42%(5)        6.65%    665%(6,13)       $459,619
      0.00           $11.81         4.43%       0.58%(5)    (0.16)%   0.42%(5)       (0.42)%   704%(6,11)       $341,620
      0.00           $12.40         3.87%       0.68%(5)    (0.26)%   0.42%(5)        6.74%    767%(6)          $248,414
      0.00           $12.11         3.49%       0.74%(5)    (0.32)%   0.42%(5)        0.38%    918%(6)          $ 50,699
      0.00           $12.58         4.66%       0.99%(5)    (0.57)%   0.42%(5,9)     11.05%    544%(6)          $ 51,022

      0.00           $11.60         4.66%       0.96%(5)    (0.06)%   0.90%(5)       (2.15)%   317%(6,19)       $  5,228
      0.00           $12.15         4.29%       1.15%(5)    (0.20)%   0.95%(5)        6.04%    572%(6,17)       $  3,254
      0.00           $11.99         4.44%       1.15%(5)    (0.20)%   0.95%(5)        6.17%    665%(6,13)       $  4,289
      0.00           $11.81         3.74%       1.19%(5)    (0.24)%   0.95%(5)       (1.03)%   704%(6,11)       $  6,578
      0.00           $12.41         3.42%       1.23%(5)    (0.28)%   0.95%(5)        2.31%    767%(6)          $ 29,204

                     64 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end management investment company. The Trust commenced operations on November 8, 1999, and at November 30, 2008, was comprised of 99 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Diversified Bond Fund, Income Plus Fund, Inflation-Protected Bond Fund, Short Duration Government Bond Fund, Stable Income Fund, Strategic Income Fund, and Total Return Bond Fund.

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing, and administration fees.

As of the open of business on July 21, 2008, the Wells Fargo Advantage Income Plus Fund (the "Acquiring Fund") acquired all of the assets and assumed all of the liabilities of the Wells Fargo Advantage Corporate Bond Fund (the "Target Fund") (the "Acquisition"). The Acquiring Fund was deemed to be the accounting survivor in the Acquisition.

The Acquisition was completed pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Trust on November 7, 2007 and by the shareholders of the Target Fund on June 30, 2008. The Acquisition was accomplished through the following steps. In a tax-free exchange, the Acquiring Fund issued 18,471,806 of its Investor Class shares (valued at $194,289,050), 1,624,417 of its Class A shares (valued at $17,080,253), and 2,139,652 of its Institutional Class shares (valued at $22,509,702), in exchange for all of the assets and liabilities of the Target Fund. The aggregate net assets of the Target Fund, representing the aggregate net asset value of the Investor Class shares, Advisor Class shares, and Institutional Class shares of the Target Fund, at the close of business on July 18, 2008 were valued at $233,879,005 and were combined with those of the Acquiring Fund. The Target Fund then liquidated by distributing (i) Class A shares of the Acquiring Fund pro rata to the Target Fund shareholders holding Advisor Class shares of the Target Fund, (ii) Investor Class shares of the Acquiring Fund pro rata to the Target Fund shareholders holding Investor Class shares of the Target Fund, and (iii) Institutional Class shares of the Acquiring Fund pro rata to the Target Fund shareholders holding Institutional Class shares of the Target Fund. As a result, the Target Fund shareholders received shares of their specified class of the Acquiring Fund with a total value equal to the value of their Target Fund shares at the close of business on July 18, 2008.

In connection with the Acquisition, the Target Fund was dissolved and terminated as a series of the Trust. The aggregate net assets of the Acquiring Fund shares immediately after the Acquisition totaled $291,337,674.

The Diversified Bond Fund, Inflation-Protected Bond Fund, Stable Income Fund and Total Return Bond Fund each seek to achieve their investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by Diversified Bond Fund, Inflation-Protected Bond Fund, Stable Income Fund and Total Return Bond Fund are as follows:

                                     DIVERSIFIED   INFLATION-PROTECTED      STABLE     TOTAL RETURN
                                      BOND FUND         BOND FUND        INCOME FUND     BOND FUND
                                     -----------   -------------------   -----------   -----------
INFLATION-PROTECTED BOND PORTFOLIO        3%               44%                NA            NA
MANAGED FIXED INCOME PORTFOLIO            6%               NA                 NA            NA
STABLE INCOME PORTFOLIO                  NA                NA                 64%           NA
TOTAL RETURN BOND PORTFOLIO               1%               NA                 NA            83%

                     Wells Fargo Advantage Income Funds 65


Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market

                     66 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Funds' investments in securities:

                                                                                    Total Fair Value
FUND                                      Level 1         Level 2       Level 3     as of 11/30/2008
----                                  --------------   ------------   -----------   ----------------
DIVERSIFIED BOND FUND                 $   42,126,820   $          0   $         0    $   42,126,820
INCOME PLUS FUND                          27,870,068    537,815,062     5,260,994       570,946,124
INFLATION PROTECTED BOND FUND             58,516,374              0             0        58,516,374
SHORT DURATION GOVERNMENT BOND FUND       44,540,991    538,951,145    31,186,932       614,679,068
STABLE INCOME FUND                       269,608,369              0             0       269,608,369
STRATEGIC INCOME FUND                        970,328     18,118,231       940,667        20,029,226
TOTAL RETURN BOND FUND                 1,265,083,496              0             0     1,265,083,496

The following is a summary of the inputs used as of November 30, 2008 in valuing the Funds' investments in other financial instruments:*

                                                                                    Total Unrealized
                                                                                      Appreciation/
FUND                                      Level 1         Level 2       Level 3      (Depreciation)
----                                  --------------   ------------   -----------   ----------------
DIVERSIFIED BOND FUND                 $         0          $0             $0         $         0
INCOME PLUS FUND                       (2,223,217)          0              0          (2,223,217)
INFLATION PROTECTED BOND FUND                   0           0              0                   0
SHORT DURATION GOVERNMENT BOND FUND             0           0              0                   0
STABLE INCOME FUND                              0           0              0                   0
STRATEGIC INCOME FUND                           0           0              0                   0
TOTAL RETURN BOND FUND                          0           0              0                   0

* Other financial instruments include: futures, options, sale commitments, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                               SHORT DURATION       STRATEGIC
                                         INCOME PLUS FUND   GOVERNMENT BOND FUND   INCOME FUND
                                         ----------------   --------------------   -----------
Balance as of 05/31/2008                   $ 2,360,930          $ 14,733,869        $ 931,373
Accrued discounts/premiums                         148                    15           17,780
Realized gain (loss)                           (13,137)             (322,512)          (3,464)
Unrealized appreciation/(depreciation)        (909,861)             (634,990)         (73,620)
Net purchases (sales)                        4,529,712           (10,149,871)        (150,034)
Transfer in (out) of Level 3                  (733,071)           27,560,421          218,633
Balance as of 11/30/2008                   $ 5,260,994          $ 31,186,932        $ 940,667

                     Wells Fargo Advantage Income Funds 67


Notes to Financial Statements

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders monthly, with the exception of the High Yield Bond, Inflation-Protected Bond, Short Duration Government Bond, Strategic Income, Total Return Bond and Ultra-Short Duration Bond Funds, for which net investment income, if any, is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2008.

                      68 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of November 30, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2008; May 31, 2007; May 31, 2006; May 31, 2005; October
31, 2004) are subject to examination by the Internal Revenue Service and state departments of revenue.

At May 31, 2008, the Funds' prior fiscal year end, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                         Capital Loss
FUND                                  Expiration Year   Carryforwards
----                                  ---------------   -------------
INCOME PLUS FUND                             2009         $4,178,571
                                             2010          1,602,869
                                             2011            484,626
                                             2013            210,712
                                             2014             73,948
                                             2015            836,942
INFLATION-PROTECTED BOND FUND                2015          2,705,798
                                             2016          1,003,933
SHORT DURATION GOVERNMENT BOND FUND          2012          1,147,920
                                             2013          1,893,387
                                             2014          7,300,815
                                             2015          6,050,378
STABLE INCOME FUND                           2011            182,820
                                             2012            688,353
                                             2013            327,692
                                             2014          1,232,465
                                             2015            394,153
STRATEGIC INCOME FUND                        2016             95,150
TOTAL RETURN BOND FUND                       2015          2,879,091

At May 31, 2008, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                           Deferred
                                                         Post-October
FUND                                                     Capital Loss
----                                                    -------------
INCOME PLUS FUND                                          $  146,442
SHORT DURATION GOVERNMENT BOND FUND                          195,497
STRATEGIC INCOME FUND                                      1,924,481
TOTAL RETURN BOND FUND                                       466,839

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts, which have been offset but have not reached their settlement date, are included in unrealized gains and losses.

As of November 30, 2008, there were no forward contracts in the Funds.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount

                      Wells Fargo Advantage Income Funds 69


Notes to Financial Statements

of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2008, the following Fund held futures contracts:

                                                                     Notional    Net Unrealized
                                                                     Contract     Appreciation/
FUND               Contracts         Type        Expiration Date      Amount     (Depreciation)
----               ---------   ---------------   ---------------   -----------   --------------
INCOME PLUS FUND    55 Long    US 10 Year Note      March 2009     $ 6,390,401     $   262,881
                   186 Short    US 2 Year Note    December 2008     39,861,015        (744,235)
                   285 Short    US 5 Year Note    December 2008     32,271,107      (1,741,863)

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the

                      70 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six-month period ended November 30, 2008, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. The value of the securities on loan, the related collateral and the liability to return the collateral at November 30, 2008, are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

As of November 30, 2008, there were no open swap contracts in the Funds.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.


As of November 30, 2008, the following Funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                      Defaulted SIVs
FUND                                  ($Market Value)   % of Net Assets
----                                  ---------------   ---------------
INCOME PLUS FUND                         $4,150,547           1.21%
SHORT DURATION GOVERNMENT BOND FUND       2,971,496           0.61%
STRATEGIC INCOME FUND                        47,243           0.25%

                      Wells Fargo Advantage Income Funds 71


Notes to Financial Statements

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                Advisory                                           Subadvisory
                                                               Fees (% of                                           Fees (% of
                                           Average Daily     Average Daily                      Average Daily     Average Daily
FUND                                        Net Assets        Net Assets)      Subadviser         Net Assets       Net Assets)
----                                    ------------------   -------------   -------------   ------------------   -------------
INCOME PLUS FUND*                       First $500 million        0.500      Wells Capital   First $100 million        0.200
                                         Next $500 million        0.475        Management     Next $200 million        0.175
                                           Next $2 billion        0.450      Incorporated     Next $200 million        0.150
                                           Next $2 billion        0.425                       Over $500 million        0.100
                                           Over $5 billion        0.400
SHORT DURATION GOVERNMENT BOND FUND**   First $500 million        0.400      Wells Capital   First $100 million        0.150
                                         Next $500 million        0.375        Management     Next $200 million        0.100
                                           Next $2 billion        0.350      Incorporated     Over $300 million        0.050
                                           Next $2 billion        0.325
                                           Over $5 billion        0.300
STRATEGIC INCOME FUND*                  First $500 million        0.500      Wells Capital   First $100 million        0.350
                                         Next $500 million        0.475        Management     Next $200 million        0.300
                                           Next $2 billion        0.450       Incorporated    Next $200 million        0.250
                                           Next $2 billion        0.425                       Over $500 million        0.200
                                           Over $5 billion        0.400

* Effective June 2, 2008. Prior to June 2, 2008, the following advisory fee schedule was charged to the Fund as a percentage of the Fund's daily net assets: 0.550% for the first $500 million; 0.500% for the next $500 million; 0.450% for next $2 billion; 0.425% for the next $2 billion; and 0.400% for assets over $5 billion.

** Effective June 2, 2008. Prior to June 2, 2008, the following advisory fee schedule was charged to the Fund as a percentage of the Fund's daily net assets: 0.450% for the first $500 million; 0.400% for the next $500 million; 0.350% for next $2 billion; 0.325% for the next $2 billion; and 0.300% for assets over $5 billion.

For the Diversified Bond Fund, which is a Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios.

For the Inflation-Protected Bond Fund, the Stable Income Fund, and the Total Return Bond Fund, each of which is a Fund that invests all of its assets in a single Master Portfolio, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                     72 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

                                           Administration
                        Average Daily      (% of Average
                         Net Assets      Daily Net Assets)
                      ----------------   -----------------
Fund level            First $5 billion          0.05
                      Next $5 billion           0.04
                      Over $10 billion          0.03
Class A*              All asset levels          0.18
Class B*              All asset levels          0.18
Class C*              All asset levels          0.18
Administrator Class   All asset levels          0.10
Institutional Class   All asset levels          0.08
Investor Class**      All asset levels          0.23

* Effective June 2, 2008, the class-level administration fee for each of Class A, Class B and Class C was reduced by 0.10%, as shown in the table. Prior to June 2, 2008, the class level administration fee for Class A, Class B and Class C was 0.28%.

** Effective June 2, 2008, the class-level administration fee for Investor Class was 0.23%, as shown in the table. Prior to June 2, 2008, the class level administration fee for Investor Class was 0.40%.

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                      % of Average
                    Daily Net Assets
                    ----------------
All Income Funds*         0.02

* WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                   % of Average
SHARE CLASS                                                      Daily Net Assets
-----------                                                      ----------------
Class A, Class B, Class C, Administrator Class, Investor Class         0.25

For the six-month period ended November 30, 2008, shareholder servicing fees paid were as follows. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

                                                                             Administrator   Institutional   Investor
FUND                                    Class A      Class B      Class C        Class           Class         Class
----                                  ----------   ----------   ----------   -------------   -------------   --------
DIVERSIFIED BOND FUND                         NA           NA           NA   $      56,493              NA         NA
INCOME PLUS FUND                      $   70,895   $    7,246   $    5,960              NA   $           0   $170,008
INFLATION-PROTECTED BOND FUND             34,121        8,688       11,470          19,424              NA         NA
SHORT DURATION GOVERNMENT BOND FUND       84,668        7,925        9,235         368,346               0         NA
STABLE INCOME FUND                        48,047        2,243        4,223         306,700              NA         NA
STRATEGIC INCOME FUND                     24,571        7,464        3,778              NA              NA         NA
TOTAL RETURN BOND FUND                    73,572       15,179        6,735       1,013,109               0      5,118

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the period ended November 30, 2008, distribution fees paid are disclosed on the Statements of Operations.

                     Wells Fargo Advantage Income Funds 73


Notes to Financial Statements

OTHER FEES AND EXPENSES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the period ended November 30, 2008, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the six-month period ended November 30, 2008, were as follows:

                                                                      Net Operating Expense Ratios
                                                               -------------------------------------------
                                                                             Administrator   Institutional   Investor
Fund                                    Class A      Class B      Class C        Class           Class         Class
----                                  ----------   ----------   ----------   -------------   -------------   --------
DIVERSIFIED BOND FUND                         NA           NA           NA            0.70%             NA         NA
INCOME PLUS FUND*                           0.90%        1.65%        1.65%             NA            0.61%      0.94%
SHORT DURATION GOVERNMENT BOND FUND         0.85%        1.60%        1.60%           0.60%           0.42%        NA
STABLE INCOME FUND                          0.85%        1.60%        1.60%           0.65%             NA         NA
STRATEGIC INCOME FUND                       1.10%        1.85%        1.85%             NA              NA         NA
TOTAL RETURN BOND FUND                      0.85%        1.60%        1.60%           0.70%           0.42%      0.90%

* Effective July 18, 2008, the net operating expense ratio for the Income Plus Fund Class A, Class B and Class C decreased from 1.00%, 1.75% and 1.75%, respectively to 0.90%, 1.65% and 1.65%, respectively. The blended net operating expense ratio for the period ended November 30, 2008, for the Income Plus Fund Class A, Class B and Class C is 0.92%, 1.68% and 1.68%, respectively.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six-month period ended November 30, 2008, were as follows:

FUND                                  Purchases at Cost   Sales Proceeds
----                                  -----------------   --------------
DIVERSIFIED BOND FUND*                $      60,609,672   $   72,394,258
INCOME PLUS FUND                          1,029,985,074      827,404,081
INFLATION-PROTECTED BOND FUND*               17,687,007       26,463,217
SHORT DURATION GOVERNMENT BOND FUND         679,524,710      563,915,368
STABLE INCOME FUND*                           3,310,519        4,532,578
STRATEGIC INCOME FUND                         4,770,238       13,150,781
TOTAL RETURN BOND FUND*                   4,797,376,556    4,875,634,623

* These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Prior to its amendment on September 10, 2008, the agreement permitted borrowings of up to $150 million, collectively. Interest was charged to each Fund based on its borrowing at a rate equal to the Federal Funds rate plus 0.40%. In addition, the Funds paid a quarterly commitment fee equal to 0.1% per annum of the credit line. Pursuant to the amendment to the Credit Agreement entered into on September 10, 2008, interest under the Credit Agreement after such date is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.60%. In addition, under the amended Credit Agreement, the Funds pay a quarterly commitment equal to 0.15% per annum of the credit line.

                     74 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

For the six-month period ended November 30, 2008, the Income Plus Fund paid a total of $722 in interest on the following borrowing under this agreement. There were no outstanding loans under the Agreement as of November 30, 2008.

                                Weighted Average
FUND               Loan Amount    Interest Rate
----               -----------  ----------------
INCOME PLUS FUND   $10,000,000        2.60%

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of November 30, 2008, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

                   Wells Fargo Advantage Master Portfolios 75


Portfolio of Investments--November 30, 2008 (Unaudited)

INFLATION-PROTECTED BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
US TREASURY SECURITIES: 96.89%
US TREASURY BONDS: 51.11%
$     3,784,533   US TREASURY BOND - INFLATION PROTECTED&<<                               1.38%    07/15/2018    $      3,389,227
      5,112,240   US TREASURY BOND - INFLATION PROTECTED&<<                               1.63     01/15/2018           4,547,097
      3,686,661   US TREASURY BOND - INFLATION PROTECTED&<<                               1.75     01/15/2028           3,039,191
      5,258,627   US TREASURY BOND - INFLATION PROTECTED&<<                               1.88     07/15/2015           4,660,458
      7,794,302   US TREASURY BOND - INFLATION PROTECTED&<<                               2.00     07/15/2014           6,949,103
      5,682,666   US TREASURY BOND - INFLATION PROTECTED&<<                               2.00     01/15/2016           5,060,681
      5,963,768   US TREASURY BOND - INFLATION PROTECTED&<<                               2.00     01/15/2026           4,988,596
      4,752,037   US TREASURY BOND - INFLATION PROTECTED&<<                               2.38     01/15/2017           4,364,822
      8,293,416   US TREASURY BOND - INFLATION PROTECTED&<<                               2.38     01/15/2025           7,388,919
      4,795,435   US TREASURY BOND - INFLATION PROTECTED&<<                               2.38     01/15/2027           4,303,529
      4,196,249   US TREASURY BOND - INFLATION PROTECTED&                                 2.63     07/15/2017           3,982,500
      1,738,022   US TREASURY BOND - INFLATION PROTECTED&                                 3.38     04/15/2032           1,843,661
      5,911,518   US TREASURY BOND - INFLATION PROTECTED&                                 3.63     04/15/2028           6,276,370
      6,741,059   US TREASURY BOND - INFLATION PROTECTED&                                 3.88     04/15/2029           7,432,544
                                                                                                                       68,226,698
                                                                                                                 ----------------
US TREASURY NOTES: 45.78%
      1,293,925   US TREASURY NOTE - INFLATION PROTECTED&<<                               0.63     04/15/2013           1,204,159
      8,644,576   US TREASURY NOTE - INFLATION PROTECTED&<<                               0.88     04/15/2010           8,037,433
      7,127,125   US TREASURY NOTE - INFLATION PROTECTED&<<                               1.63     01/15/2015           6,246,255
      7,272,642   US TREASURY NOTE - INFLATION PROTECTED&<<                               1.88     07/15/2013           6,576,629
      3,849,245   US TREASURY NOTE - INFLATION PROTECTED&                                 2.00     04/15/2012           3,653,477
      7,673,033   US TREASURY NOTE - INFLATION PROTECTED&                                 2.00     01/15/2014           6,908,730
      6,272,144   US TREASURY NOTE - INFLATION PROTECTED&<<                               2.38     04/15/2011           5,897,283
      5,850,306   US TREASURY NOTE - INFLATION PROTECTED&<<                               2.50     07/15/2016           5,375,425
      7,958,330   US TREASURY NOTE - INFLATION PROTECTED&<<                               3.00     07/15/2012           7,607,670
      1,743,549   US TREASURY NOTE - INFLATION PROTECTED&                                 3.38     01/15/2012           1,689,335
      3,865,613   US TREASURY NOTE - INFLATION PROTECTED&<<                               3.50     01/15/2011           3,719,748
      4,297,954   US TREASURY NOTE - INFLATION PROTECTED&<<                               4.25     01/15/2010           4,205,118
                                                                                                                       61,121,262
                                                                                                                 ----------------
TOTAL US TREASURY SECURITIES (COST $144,427,396)                                                                      129,347,960
                                                                                                                 ----------------

     SHARES
---------------
COLLATERAL FOR SECURITIES LENDING: 46.19%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 8.85%
      2,954,259   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                             2,954,259
      2,954,259   DAILY ASSETS FUND INSTITUTIONAL                                                                       2,954,259
      2,954,259   DREYFUS CASH MANAGEMENT FUND                                                                          2,954,259
      2,954,259   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       2,954,259
                                                                                                                       11,817,036
                                                                                                                 ----------------

   PRINCIPAL
---------------
COLLATERAL INVESTED IN OTHER ASSETS: 37.34%
$       548,213   BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                                1.25     12/01/2008             548,213
     16,750,953   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY
                     VALUE $16,751,344)                                                   0.28     12/01/2008          16,750,953
      1,185,237   BANK OF IRELAND                                                         0.30     12/01/2008           1,185,237
        548,213   BNP PARIBAS PARIS                                                       1.00     12/01/2008             548,213
        340,935   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008               5,625
      1,065,970   CITIBANK CREDIT CARD ISSUANCE TRUST++                                   1.20     12/01/2008           1,065,899

                   76 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

INFLATION-PROTECTED BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    18,273,767   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $18,274,224)            0.30%      12/01/2008    $     18,273,767
        822,320   DEXIA CREDIT LOCAL DE FRANCE SA                                       1.70       12/01/2008             822,320
      1,096,426   FORTIS BANK (GRAND CAYMAN)                                            1.05       12/01/2008           1,096,426
        715,610   GRYPHON FUNDING LIMITED(a)(i)                                         0.00       08/23/2009             303,633
      1,157,339   MONT BLANC CAPITAL CORPORATION++                                      1.25       12/01/2008           1,157,258
        548,213   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MONEY MARKET SECURITIES (MATURITY VALUE $548,270)                  1.25       12/01/2008             548,213
      3,532,928   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,533,002)             0.25       12/01/2008           3,532,928
        548,213   NATIXIS                                                               1.00       12/01/2008             548,213
        609,126   SCALDIS CAPITAL LLC++                                                 1.65       12/01/2008             609,070
      1,014,194   SOCIETE GENERALE (CAYMAN LSLANDS)                                     0.75       12/01/2008           1,014,194
        761,407   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.85       08/07/2008             510,143
        761,407   VICTORIA FINANCE LLC+++/-####(a)(i)                                   1.92       05/02/2008             510,143
      1,218,251   VICTORIA FUNDING LLC+++/-####(a)(i)                                   2.22       04/03/2008             816,228
                                                                                                                       49,846,676
                                                                                                                 ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $62,628,023)                                                             61,663,712
                                                                                                                 ----------------

     SHARES
---------------
SHORT-TERM INVESTMENTS: 3.16%
      4,122,740   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                           4,122,740
                                                                                                                 ----------------

   PRINCIPAL
---------------
US TREASURY BILLS: 0.07%
        100,000   US TREASURY BILL##                                                    0.25       12/26/2008              99,965
                                                                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,222,723)                                                                          4,222,705
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $211,278,142)*                                                    146.24%                                  $    195,234,377
OTHER ASSETS AND LIABILITIES, NET                                       (46.24)                                       (61,734,610)
                                                                        ------                                   ----------------
TOTAL NET ASSETS                                                        100.00%                                  $    133,499,767
                                                                        ------                                   ----------------

& U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests casg balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++   Short-term security of an affiliate of the Fund with a cost of $4,122,740.

##   Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 77


Portfolio of Investments--November 30, 2008 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
AGENCY SECURITIES: 19.19%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 3.39%
$     4,432,174   FHLMC #1G0157+/-                                                      4.44%      03/01/2035   $       4,434,536
         10,592   FHLMC #410425+/-                                                      5.13       09/01/2026              10,498
          5,625   FHLMC #410464+/-                                                      7.13       11/01/2026               5,578
         76,895   FHLMC #606279+/-                                                      5.16       02/01/2015              78,194
         35,894   FHLMC #846367+/-                                                      5.85       04/01/2029              35,484
      1,064,444   FHLMC #A15838                                                         5.50       12/01/2033           1,082,394
      2,176,198   FHLMC #A16678                                                         5.50       12/01/2033           2,212,897
      8,526,308   FHLMC #E01653                                                         4.50       06/01/2019           8,541,273
        783,974   FHLMC #E90248                                                         6.00       06/01/2017             799,513
        757,865   FHLMC #E90573                                                         6.00       07/01/2017             772,886
                                                                                                                       17,973,253
                                                                                                                 ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 15.51%
         10,719   FNMA #342042+/-                                                       5.24       06/01/2025              10,650
          3,538   FNMA #344689+/-                                                       5.14       11/01/2025               3,552
         27,321   FNMA #344692+/-                                                       5.04       10/01/2025              27,185
         38,803   FNMA #347712+/-                                                       5.13       06/01/2026              38,497
      4,470,869   FNMA #386890                                                          3.99       04/01/2011           4,450,309
        246,824   FNMA #557072+/-                                                       4.06       06/01/2040             243,427
        825,609   FNMA #656566                                                          5.50       04/01/2018             840,536
      2,247,327   FNMA #678939<<                                                        5.50       02/01/2018           2,287,959
        319,404   FNMA #701350                                                          5.50       04/01/2018             325,179
      2,524,696   FNMA #725772                                                          5.00       09/01/2034           2,542,505
      1,504,205   FNMA #731996+/-                                                       4.75       09/01/2033           1,507,804
      1,651,587   FNMA #739757<<+/-                                                     4.53       08/01/2033           1,657,573
      1,415,001   FNMA #741458+/-                                                       3.91       10/01/2033           1,380,174
        491,697   FNMA #783245+/-                                                       3.86       04/01/2034             486,231
      1,578,507   FNMA #783251+/-                                                       3.86       04/01/2044           1,560,982
      5,696,071   FNMA #789463<<+/-                                                     4.35       06/01/2034           5,710,635
      3,215,399   FNMA #834933<<+/-                                                     5.03       07/01/2035           3,223,800
      5,000,000   FNMA #874331                                                          5.07       02/01/2037           5,077,504
      1,000,000   FNMA #874479                                                          5.19       04/01/2017           1,003,035
      5,702,700   FNMA #874542                                                          5.60       06/01/2017           5,779,935
      6,059,371   FNMA #880156                                                          5.50       02/01/2036           6,057,410
      3,568,890   FNMA #901922<<+/-                                                     5.77       10/01/2036           3,630,044
     33,750,000   FNMA%%                                                                5.50       12/01/2032          34,308,968
                                                                                                                       82,153,894
                                                                                                                 ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.29%
        129,261   GNMA #345066                                                          6.50       10/15/2023             132,699
         93,091   GNMA #346960                                                          6.50       12/15/2023              95,567
         83,868   GNMA #354692                                                          6.50       11/15/2023              86,099
        156,190   GNMA #361398                                                          6.50       01/15/2024             161,117
        121,492   GNMA #366641                                                          6.50       11/15/2023             124,723
         75,208   GNMA #473918                                                          7.00       04/15/2028              77,760
        413,330   GNMA #531436                                                          7.00       06/15/2042             425,110
          8,742   GNMA #531965                                                          7.72       12/15/2041               9,057
        385,365   GNMA #780626                                                          7.00       08/15/2027             397,208
                                                                                                                        1,509,340
                                                                                                                 ----------------
TOTAL AGENCY SECURITIES (COST $100,349,128)                                                                           101,636,487
                                                                                                                 ----------------

                   78 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
ASSET BACKED SECURITIES: 9.19%
$     3,287,821   CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                   6.60%      02/25/2032    $      3,293,194
      3,500,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES 2007-2
                     CLASS A6                                                           6.27       06/25/2037           3,083,218
      5,000,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS A3+/-              3.63       10/25/2025           4,401,716
      3,968,522   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S4
                     CLASS A6+/-                                                        5.83       07/25/2034           2,108,926
      1,947,102   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-S2
                     CLASS A6+/-(i)                                                     5.78       05/25/2037             974,199
      1,318,135   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-G CLASS2A+/-           1.65       12/15/2035             532,743
      4,999,999   CPS AUTO TRUST SERIES 2006-D CLASS A4++                               5.12       08/15/2013           4,296,874
      2,310,000   CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                    4.64       06/15/2035           2,079,000
        466,329   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE1 CLASS
                     A1VN+/-(i)                                                         1.62       08/25/2035             438,350
      1,187,361   GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8+/-            6.86       07/15/2029             985,219
        257,605   GSAMP TRUST SERIES 2005-SEA1 CLASS A+++/-(i)                          1.74       04/25/2035             251,470
      2,459,401   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                     CLASS A1+/-                                                        1.72       01/20/2035           1,751,930
      1,325,000   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-2 CLASS A4+/-            1.75       07/20/2036             519,372
      2,000,000   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-3 CLASS A3+/-            2.60       11/20/2036           1,135,296
      3,800,000   KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-                2.88       11/25/2036           2,047,820
      3,270,000   KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                 3.85       06/27/2025           2,812,200
      5,000,000   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS
                     AIO(C)                                                             6.00       08/25/2011             627,000
      3,698,259   ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                  4.34       05/15/2012           3,289,490
      2,723,696   RAAC SERIES 2007-RP4 CLASS A+++/-(i)                                  1.75       06/25/2037           1,788,379
      3,000,000   SLM STUDENT LOAN TRUST SERIES 2003-1 CLASS A5B+++/-                   3.27       12/15/2032           2,377,968
      4,000,000   SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                      2.87       09/15/2020           3,592,617
      1,380,968   TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+++/-                  4.50       02/28/2036             276,358
      6,000,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4             4.88       04/12/2013           5,058,407
      1,834,520   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2007-HE2A
                     CLASS A+++/-(l)                                                    1.53       07/25/2037             940,559
TOTAL ASSET BACKED SECURITIES (COST $64,525,266)                                                                       48,662,305
                                                                                                                 ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 18.57%
      4,742,136   ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-             1.61       06/25/2037           2,350,159
      4,000,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2005-6 CLASS A4+/-                                                 5.35       09/10/2047           2,936,138
      3,400,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES
                     2005-CD1 CLASS A4+/-                                               5.40       07/15/2044           2,530,133
      3,000,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES
                     2007-CD4 CLASS ASB                                                 5.28       12/11/2049           2,102,324
      1,611,739   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27
                     CLASS 3A1+/-                                                       4.05       08/25/2035           1,330,652
      1,608,923   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                      6.50       11/25/2034           1,281,388
      3,867,253   COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+++/-                 1.76       03/25/2035           3,748,337
      3,152,152   COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+++/-                   1.80       09/25/2035           2,457,027
      2,112,805   COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                   1.60       04/25/2036             909,443
      1,691,398   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2004-AR5 CLASS 10A1+/-                                      5.01       05/01/2034             872,771
      4,500,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION SERIES 2007-C1
                     CLASS AAB                                                          5.34       02/15/2040           3,171,218
      3,225,000   FANNIE MAE-ACES SERIES 2006-M2 CLASS A2F+/-                           5.26       05/25/2020           3,179,004
      3,707,136   FHLMC SERIES 2416 CLASS PE                                            6.00       10/15/2021           3,821,404
        612,515   FHLMC SERIES 2439 CLASS LG                                            6.00       09/15/2030             617,316
        789,460   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20
                     CLASS A6                                                           7.99       09/25/2029             786,893
      2,342,263   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58
                     CLASS 4A                                                           7.50       09/25/2043           2,433,759
        517,978   FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                            7.00       12/25/2041             530,119
      2,509,136   FNMA GRANTOR TRUST SERIES 2004-T2 CLASS 1A1                           6.00       11/25/2034           2,521,715
      3,258,486   FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                            6.00       02/25/2044           3,330,786
          8,638   FNMA SERIES 1988-5 CLASS Z                                            9.20       03/25/2018               9,047
        112,362   FNMA SERIES 2002-6 CLASS PD                                           6.00       02/25/2017             117,147
         49,223   FNMA SERIES 2002-9 CLASS PC                                           6.00       03/25/2017              51,340
      1,093,077   FNMA SERIES 2002-90 CLASS A2                                          6.50       11/25/2042           1,148,117
      2,494,495   FNMA SERIES 2003-86 CLASS PT                                          4.50       09/25/2018           2,505,083
      4,482,175   FNMA SERIES 2003-97 CLASS CA<<                                        5.00       10/25/2018           4,528,993
        856,228   FNMA SERIES 2003-W4 CLASS 3A                                          7.00       10/25/2042             876,296
        526,394   FNMA SERIES 2004-W1 CLASS 2A2                                         7.00       12/25/2033             531,955
      4,954,397   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                               6.25       05/25/2042           5,017,877

                   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS 79


PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2008 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     2,840,078   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                             7.00%      05/25/2044    $      2,906,644
      1,496,718   FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                               7.50       06/25/2044           1,558,926
     10,733,320   GNMA SERIES 2003-38 CLASS JC+/-                                       7.00       08/16/2042          11,403,224
         60,497   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-           1.81       01/19/2035              29,639
      2,720,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2006-LDP7 CLASS ASB+/-                                      5.88       04/15/2045           2,111,467
        686,057   LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES 2006-1A
                     CLASS 3A1+++/-                                                     5.68       04/25/2031             683,793
      3,620,221   LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                             6.45       05/25/2037           1,520,272
      3,145,991   LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-(i)                         1.72       05/25/2037           1,262,486
         44,778   LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                         9.95       08/01/2017              48,010
         74,314   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D+/-             7.56       11/10/2030              74,120
      2,438,073   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2
                     CLASS A1+++/-(i)                                                   6.50       10/25/2034           2,260,287
        917,203   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                          1.85       10/20/2027             764,564
        465,598   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                     SERIES 2003-P10A CLASS 1                                           4.52       02/10/2013             459,781
      1,205,217   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                     SERIES 2006-20H CLASS 1                                            5.70       08/01/2026           1,239,243
      3,125,000   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                     SERIES 2006-P10A CLASS 1                                           5.41       02/10/2016           3,128,402
      3,043,382   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1
                     CLASS A1+++/-(i)                                                   1.68       05/25/2047           2,060,942
      4,000,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C16
                     CLASS A4+/-(l)                                                     4.85       10/15/2041           2,905,414
      3,341,273   WASHINGTON MUTUAL COMMERCIAL MORTGAGE SECURITIES TRUST
                     SERIES 2007-SL3 CLASS A1+++/-                                      5.94       03/23/2045           2,656,646
      1,191,397   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                     2005-AR6 CLASS 2A1A+/-                                             1.63       04/25/2045             481,278
      4,389,903   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                     2005-C3 CLASS A4+/-                                                3.94       07/25/2047           2,151,053
      2,761,770   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                     2006-AR13 CLASS 1A+/-                                              3.55       10/25/2046             976,497
      2,634,946   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                     2006-AR3 CLASS A1A+/-                                              3.67       02/25/2046           1,109,489
      2,001,828   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                     2006-AR4 CLASS DA+/-                                               3.83       06/25/2046             880,804
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $124,155,434)                                                          98,369,422
                                                                                                                 ----------------
CORPORATE BONDS & NOTES: 28.55%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.14%
        675,000   PHILLIPS-VAN HEUSEN                                                   7.75       11/15/2023             737,226
                                                                                                                 ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.36%
      2,500,000   RYDER SYSTEM INCORPORATED SERIES MTN                                  5.85       03/01/2014           1,916,203
                                                                                                                 ----------------
BUSINESS SERVICES: 1.09%
      1,000,000   FISERV INCORPORATED                                                   6.13       11/20/2012             925,440
        375,000   IRON MOUNTAIN INCORPORATED                                            8.63       04/01/2013             338,438
      2,350,000   NCR CORPORATION                                                       7.13       06/15/2009           2,355,837
        150,000   SUNGARD DATA SYSTEMS INCORPORATED                                     4.88       01/15/2014             112,500
      2,120,000   THOMPSON CORPORATION                                                  6.20       01/05/2012           2,064,770
                                                                                                                        5,796,985
                                                                                                                 ----------------
CHEMICALS & ALLIED PRODUCTS: 0.42%
        794,000   OLIN CORPORATION                                                      6.75       06/15/2016             788,045
      1,500,000   VALSPAR CORPORATION                                                   5.10       08/01/2015           1,413,666
                                                                                                                        2,201,711
                                                                                                                 ----------------
COMMUNICATIONS: 0.18%
      1,000,000   COX COMMUNICATIONS INCORPORATED                                       4.63       01/15/2010             938,629
                                                                                                                 ----------------
DEPOSITORY INSTITUTIONS: 7.62%
      4,400,000   ASSOCIATED BANCORP                                                    6.75       08/15/2011           4,765,693
      2,100,000   BAC CAPITAL TRUST XIV+/-                                              5.63       12/31/2049             883,418
      6,839,000   BANK AMERICA CAPITAL III+/-                                           5.32       01/15/2027           4,880,509
      2,000,000   BB&T CAPITAL TRUST IV+/-                                              6.82       06/12/2049           1,166,356
      2,000,000   BNP PARIBAS CAPITAL TRUST+++/-                                        9.00       12/30/2049           1,711,966

                   80 WELLS FARGO ADVANTAGE MASTER PORTFOLIOS


PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2008 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
DEPOSITORY INSTITUTIONS (CONTINUED)
$     2,000,000   CHASE CAPITAL VI+/-                                                   3.82%      08/01/2028    $      1,155,412
      1,860,000   CHEVY CHASE BANK FSB                                                  6.88       12/01/2013           1,120,650
      1,685,000   CITIGROUP INCORPORATED                                                6.13       11/21/2017           1,540,151
      4,000,000   CITY NATIONAL BANK                                                    6.75       09/01/2011           3,932,832
      2,778,000   COLONIAL BANK NA MONTGOMERY AL                                        6.38       12/01/2015           1,706,731
        750,000   CORESTATES CAPITAL TRUST II+++/-                                      5.40       01/15/2027             568,669
      2,250,000   DEUTSCHE BANK CAPITAL FUNDING TRUST VII<<+++/-                        5.63       12/31/2049           1,430,406
        500,000   FIRST CITIZENS BANCORP++(i)                                           6.80       04/01/2015             489,316
      2,100,000   HSBC CAPITAL FUNDING LP+++/-                                          4.61       12/29/2049           1,331,026
      1,000,000   JPMORGAN CHASE CAPITAL XVIII                                          6.95       08/17/2036             714,332
      2,900,000   NATIONAL CAPITAL COMMERCE INCORPORATED+/-                             4.86       04/01/2027           2,134,719
        450,000   NTC CAPITAL TRUST SERIES A+/-                                         5.27       01/15/2027             412,829
      2,500,000   PNC FUNDING CORPORATION                                               7.50       11/01/2009           2,475,605
      1,625,000   RABOBANK CAPITAL FUNDING II+++/-                                      5.26       12/29/2049           1,049,861
      2,350,000   RBS CAPITAL TRUST+/-                                                  5.51       09/29/2049           1,084,603
      2,875,000   TCF NATIONAL BANK+/-                                                  5.00       06/15/2014           2,795,857
      4,000,000   UBS PREFERRED FUNDING TRUST V SERIES 1+/-                             6.24       05/15/2049           3,003,316
                                                                                                                       40,354,257
                                                                                                                 ----------------
EDUCATIONAL SERVICES: 0.51%

      2,235,000   MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                 7.25       11/02/2049           2,697,875
                                                                                                                 ----------------
ELECTRIC, GAS & SANITARY SERVICES: 2.11%
      1,000,000   CONNECTICUT LIGHT & POWER                                             5.38       03/01/2017             919,131
      2,600,000   DUKE ENERGY FIELD SERVICES LLC                                        7.88       08/16/2010           2,516,259
      2,619,183   GREAT RIVER ENERGY++                                                  5.83       07/01/2017           2,075,729
      1,875,000   NEVADA POWER COMPANY SERIES O                                         6.50       05/15/2018           1,724,128
        750,000   NGPL PIPECO LLC++                                                     6.51       12/15/2012             698,738
      3,000,000   PEOPLES ENERGY CORPORATION                                            6.90       01/15/2011           3,014,163
        375,000   QUICKSILVER RESOURCES INCORPORATED                                    7.75       08/01/2015             241,875
                                                                                                                       11,190,023
                                                                                                                 ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 1.30%

      2,500,000   BAE SYSTEMS HOLDINGS INCORPORATED++                                   6.40       12/15/2011           2,526,475
        350,000   FLEXTRONICS INTERNATIONAL                                             6.25       11/15/2014             259,000
      2,500,000   METTLER TOLEDO INTERNATIONAL INCORPORATED                             4.85       11/15/2010           2,585,145
        275,000   MOOG INCORPORATED                                                     6.25       01/15/2015             214,500
      1,695,504   TENASKA ALABAMA II PARTNERS LP++                                      7.00       06/30/2021           1,294,237
                                                                                                                        6,879,357
                                                                                                                 ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.08%

        525,000   VALMONT INDUSTRIES INCORPORATED                                       6.88       05/01/2014             422,625
                                                                                                                 ----------------
FOOD & KINDRED PRODUCTS: 0.77%

      1,764,000   CONAGRA FOODS INCORPORATED                                            7.88       09/15/2010           1,791,125
      1,600,000   KRAFT FOODS INCORPORATED                                              6.25       06/01/2012           1,588,210
        750,000   MCCORMICK & COMPANY                                                   5.76       12/15/2017             724,299
                                                                                                                        4,103,634
                                                                                                                 ----------------
FURNITURE & FIXTURES: 0.26%

      1,450,000   STEELCASE INCORPORATED                                                6.50       08/15/2011           1,362,073
                                                                                                                 ----------------
HEALTH SERVICES: 1.18%

      3,650,000   AMERICAN ASSOCIATION OF RETIRED PERSONS++                             7.50       05/01/2031           4,396,447
      2,000,000   SCHERING-PLOUGH CORPORATION                                           6.00       09/15/2017           1,874,644
                                                                                                                        6,271,091
                                                                                                                 ----------------

                   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS 81


PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2008 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
HOLDING & OTHER INVESTMENT OFFICES: 1.12%
$       400,000   LIBERTY PROPERTY LP<<                                                 6.63%      10/01/2017    $        283,727
      3,008,000   MANUFACTURERS & TRADERS TRUST COMPANY+/-                              5.59       12/28/2020           2,416,122
      2,250,000   NATIONAL CITY BANK OF COLUMBUS SERIES 4                               7.25       07/15/2010           2,176,691
        250,000   NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                            6.30       02/15/2011             233,769
      1,275,000   REALTY INCOME CORPORATION                                             6.75       08/15/2019             852,394
                                                                                                                        5,962,703
                                                                                                                 ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.53%

      1,100,000   ACTUANT CORPORATION                                                   6.88       06/15/2017             863,500
      1,425,000   BLACK & DECKER                                                        5.75       11/15/2016           1,213,717
        625,000   SCIENTIFIC GAMES CORPORATION                                          6.25       12/15/2012             478,125
        625,000   UNISYS CORPORATION<<                                                  6.88       03/15/2010             256,250
                                                                                                                        2,811,592
                                                                                                                 ----------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.13%

      1,520,000   AEGON NV                                                              4.75       06/01/2013           1,315,691
      1,800,000   ALLSTATE FINANCIAL GLOBAL FUNDING++                                   6.50       06/14/2011           1,824,356
      2,670,000   NLV FINANCIAL CORPORATION++                                           7.50       08/15/2033           2,829,642
                                                                                                                        5,969,689
                                                                                                                 ----------------
INSURANCE CARRIERS: 3.70%

      2,675,000   BLUE CROSS & BLUE SHIELD OF FLORIDA++                                 8.25       11/15/2011           2,961,669
        750,000   LINCOLN NATIONAL CORPORATION                                          6.20       12/15/2011             693,539
      1,700,000   METLIFE GLOBAL FUNDING++                                              5.13       11/09/2011           1,611,097
      4,450,000   MINNESOTA LIFE INSURANCE COMPANY++                                    8.25       09/15/2025           3,888,681
      2,730,000   MONUMENTAL GLOBAL FUNDING II++                                        4.63       03/15/2010           2,698,892
      2,900,000   NEW YORK LIFE GLOBAL FUNDING++                                        5.38       09/15/2013           2,827,457
      2,145,000   PRINCIPAL LIFE GLOBAL FUNDING I++                                     6.25       02/15/2012           2,126,952
      1,385,000   SAFECO CORPORATION                                                    4.88       02/01/2010           1,357,634
      1,415,000   WR BERKLEY CORPORATION                                                5.13       09/30/2010           1,420,333
                                                                                                                       19,586,254
                                                                                                                 ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.09%

        589,000   BIO-RAD LABORATORIES INCORPORATED                                     6.13       12/15/2014             465,310
                                                                                                                 ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.61%

      3,300,000   GENERAL ELECTRIC COMPANY                                              5.00       02/01/2013           3,234,007
                                                                                                                 ----------------
MISCELLANEOUS RETAIL: 0.07%

        545,000   LAMAR MEDIA CORPORATION<<                                             6.63       08/15/2015             395,125
                                                                                                                 ----------------
MOTION PICTURES: 1.14%

      3,000,000   TIME WARNER INCORPORATED                                              6.75       04/15/2011           2,834,178
      2,500,000   TIME WARNER INCORPORATED                                              6.20       07/01/2013           2,294,108
        985,000   VIACOM INCORPORATED                                                   7.70       07/30/2010             921,251
                                                                                                                        6,049,537
                                                                                                                 ----------------
MUTUAL FUNDS: 0.05%

        350,000   JABIL CIRCUIT INCORPORATED                                            8.25       03/15/2018             245,000
                                                                                                                 ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.33%

      2,750,000   FORD MOTOR CREDIT COMPANY                                             7.38       10/28/2009           1,679,048
        200,000   GENERAL MOTORS ACCEPTANCE CORPORATION+/-                              5.01       12/01/2014              60,000
                                                                                                                        1,739,048
                                                                                                                 ----------------

                   82 WELLS FARGO ADVANTAGE MASTER PORTFOLIOS


PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2008 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
OIL & GAS EXTRACTION: 0.45%
$     1,350,000   CHESAPEAKE ENERGY CORPORATION                                         7.50%      06/15/2014    $      1,053,000
        150,000   CHESAPEAKE ENERGY CORPORATION                                         6.38       06/15/2015             105,000
        400,000   MARKWEST ENERGY PARTNERS/FINANCE CORPORATION                          6.88       11/01/2014             264,000
        700,000   PARKER DRILLING COMPANY                                               9.63       10/01/2013             577,500
        440,000   RANGE RESOURCES CORPORATION                                           7.38       07/15/2013             387,200
                                                                                                                        2,386,700
                                                                                                                 ----------------
PAPER & ALLIED PRODUCTS: 0.12%

        680,000   ROCKTENN COMPANY                                                      8.20       08/15/2011             625,600
                                                                                                                 ----------------
PERSONAL SERVICES: 0.06%

        400,000   SERVICES CORPORATE INTERNATIONAL                                      7.38       10/01/2014             324,000
                                                                                                                 ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.03%

        225,000   TESORO CORPORATION                                                    6.63       11/01/2015             139,500
                                                                                                                 ----------------
PRIMARY METAL INDUSTRIES: 0.09%

        275,000   CENTURY ALUMINUM COMPANY                                              7.50       08/15/2014             158,125
        100,000   INTERNATIONAL STEEL GROUP                                             6.50       04/15/2014              81,544
        295,000   STEEL DYNAMICS                                                        7.38       11/01/2012             218,300
                                                                                                                          457,969
                                                                                                                 ----------------
REAL ESTATE: 0.59%

      1,300,000   HOUSING URBAN DEVELOPMENT SERIES 04-A                                 5.08       08/01/2013           1,407,491
        500,000   REALTY INCOME CORPORATION                                             5.50       11/15/2015             375,677
        500,000   ROUSE COMPANY                                                         5.38       11/26/2013             110,000
      1,250,000   SHURGARD STORAGE CENTERS                                              7.75       02/22/2011           1,249,453
                                                                                                                        3,142,621
                                                                                                                 ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.78%

      2,500,000   DEVELOPERS DIVERSIFIED REALTY CORPORATION                             3.88       01/30/2009           2,446,348
        800,000   PROLOGIS TRUST                                                        5.25       11/15/2010             535,172
      1,500,000   SIMON PROPERTY GROUP LP                                               5.75       05/01/2012           1,171,362
                                                                                                                        4,152,882
                                                                                                                 ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.76%

      2,750,000   CHARLES SCHWAB CORPORATION                                            6.38       09/01/2017           2,560,781
      1,500,000   GOLDMAN SACHS CAPITAL II+/-                                           5.79       12/29/2049             563,288
        500,000   MERRILL LYNCH & COMPANY                                               6.05       08/15/2012             474,669
        500,000   MERRILL LYNCH & COMPANY                                               6.05       05/16/2016             429,813
                                                                                                                        4,028,551
                                                                                                                 ----------------
SOCIAL SERVICES: 0.02%

        100,000   SERVICE CORPORATION INTERNATIONAL                                     7.88       02/01/2013              92,000
                                                                                                                 ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.01%

         72,000   OWENS-BROCKWAY GLASS CONTAINER INCORPORATED                           8.25       05/15/2013              67,680
                                                                                                                 ----------------
TRANSPORTATION BY AIR: 0.54%

      2,879,790   FEDEX CORPORATION SERIES 97-B                                         7.52       01/15/2018           2,854,404
                                                                                                                 ----------------
TRANSPORTATION EQUIPMENT: 0.16%

        860,000   NAVISTAR INTERNATIONAL CORPORATION(i)                                 7.50       06/15/2011             870,578
                                                                                                                 ----------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.08%

        525,000   STEWART ENTERPRISES                                                   6.25       02/15/2013             425,250
                                                                                                                 ----------------

                   Wells Fargo Advantage Master Portfolios 83


Portfolio of Investments--November 30, 2008 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
---------------  -------------------------------------------------------------   -------------   -------------   ----------------
WHOLESALE TRADE-DURABLE GOODS: 0.07%
$       500,000  ACE HARDWARE CORPORATION++                                             9.13%      06/01/2016    $        365,000
                                                                                                                 ----------------
TOTAL CORPORATE BONDS & NOTES (COST $174,333,072)                                                                     151,262,689
                                                                                                                 ----------------
FOREIGN CORPORATE BONDS: 1.27%
      2,000,000  BARCLAYS BANK PLC+++/-                                                 5.93       12/15/2016           1,139,638
        750,000  CONOCOPHILLIPS (CANADA)                                                5.63       10/15/2016             724,180
      1,229,000  DELHAIZE GROUP                                                         6.50       06/15/2017           1,101,802
        200,000  ISPAT INLAND INCORPORATED                                              9.75       04/01/2014             192,650
      1,100,000  PEARSON PLC (UK) PRIVATE PLACEMENT++                                   7.00       06/15/2011           1,105,584
      2,500,000  SABMILLER PLC++                                                        6.20       07/01/2011           2,455,478
TOTAL FOREIGN CORPORATE BONDS@ (COST $7,821,933)                                                                        6,719,332
                                                                                                                 ----------------
MUNICIPAL BONDS & NOTES: 11.08%
      1,000,000  CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)                 4.88       01/01/2015           1,009,940
      1,000,000  CITY OF CHICAGO IL TAXABLE SERIES D (MBIA INSURED)                     5.44       01/01/2024             960,350
      2,500,000  DUKE UNIVERSITY TAXABLE SERIES A (GO OF UNIVERSITY)                    5.85       04/01/2037           2,297,875
      5,030,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING
                 REVENUE (FSA INSURED)                                                  7.40       12/01/2025           5,522,739
      5,160,000  INDIANA BOND BANK STATE REVENUE SCHOOL SEVERANCE FUND 8-A
                 (FGIC INSURED)                                                         4.73       01/15/2014           5,033,580
      1,110,000  INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY
                 SERIES A-2 (SFMR)                                                      5.51       01/01/2039           1,095,071
      4,770,000  INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY SFMR
                 SERIES D-2 (HOUSING REVENUE, GNMA/FNMA INSURED)                        5.41       07/01/2038           4,117,464
        440,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                  5.21       01/01/2014             444,088
        905,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                  5.75       07/01/2037             900,665
        950,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES J                  5.92       07/01/2034             952,461
      2,210,000  LOYOLA UNIVERSITY ILLINOIS SERIES C REVENUE BONDS                      4.80       07/01/2013           2,231,415
      1,890,000  MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                 FINANCE SERIES H                                                       5.85       07/01/2036           1,960,610
      4,270,000  MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                 FINANCE SERIES J                                                       6.13       07/01/2038           4,278,882
      2,455,000  NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION STATE
                 PERSONAL INCOME TAX REVENUE SERIES B                                   4.90       12/15/2011           2,499,116
      1,500,000  OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPECIAL DISTRICT
                 EXCISE TAX REVENUE SERIES A                                            8.25       03/01/2035           1,478,115
      4,000,000  OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE
                 REVENUE SERIES K                                                       5.97       03/01/2029           3,998,920
      2,280,000  OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE
                 REVENUE SERIES O (GNMA/FNMA INSURED)                                   5.47       09/01/2025           2,257,519
      2,630,000  PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C                    5.84       04/01/2037           2,638,206
      1,920,000  STATE OF NEW HAMPSHIRE HFA SFMR SERIES D                               5.53       07/01/2037           1,903,373
      7,700,000  STATE OF TEXAS BRAZOS HIGHER EDUCATION AUTHORITY
                 INCORPORATED SERIES 2005-4 CLASS A5+/-SS                               4.91       12/01/2040           7,161,000
      3,855,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                 OWNERSHIP REVENUE SERIES D                                             5.81       03/01/2037           3,940,620
      1,980,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                 OWNERSHIP REVENUE SERIES F                                             5.73       09/01/2037           2,021,818
TOTAL MUNICIPAL BONDS & NOTES (COST $59,638,474)                                                                       58,703,827
                                                                                                                 ----------------
PRIVATE INVESTMENT PARTNERSHIPS: 0.32%
            263  PPM AMERICA CBO II LP+(i)                                                                                  1,595
      2,500,000  TOLL ROAD INVESTMENT PARTNERSHIP II LP++#                                                              1,702,465
TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $2,010,198)                                                                 1,704,060
                                                                                                                 ----------------
TERM LOANS: 0.65%
        414,555  ARAMARK CORPORATION TERM LOAN B                                        5.64       01/26/2014             328,535
         29,629  ARAMARK CORPORATION TERM LOAN C                                        2.03       01/26/2014              23,481
        157,500  BOSTON SCIENTIFIC CORPORATION TERM LOAN                                4.43       04/21/2011             137,025
        690,000  BSC INTERNATIONAL HOLDING TERM LOAN+/-                                 4.48       04/21/2011             621,000

                   84 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
---------------  -------------------------------------------------------------   -------------   -------------   ----------------
TERM LOANS (continued)
$     1,485,000  FLEXTRONICS INTERNATIONAL TERM LOAN                                    7.46%      10/01/2012    $      1,046,925
        468,821  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B+/-                    8.35       12/20/2012             371,541
      1,331,250  OSHKOSH TRUCK CORPORATION TERM LOAN                                    6.90       12/06/2013             896,597
TOTAL TERM LOANS (COST $4,567,101)                                                                                      3,425,104
                                                                                                                 ----------------
US TREASURY SECURITIES: 5.17%
US TREASURY BONDS: 5.17%
      6,300,000  US TREASURY BOND<<                                                     5.50       08/15/2028           7,821,841
     10,000,000  US TREASURY BOND<<                                                     4.38       02/15/2038          11,585,160
      6,100,000  US TREASURY BOND - INFLATION PROTECTED<<&                              3.38       04/15/2032           7,976,105
                                                                                                                       27,383,106
                                                                                                                 ----------------
TOTAL US TREASURY SECURITIES (COST $25,085,210)                                                                        27,383,106
                                                                                                                 ----------------

SHARES
---------------
COLLATERAL FOR SECURITIES LENDING: 9.14%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.75%
      2,319,492  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                              2,319,492
      2,319,492  DAILY ASSETS FUND INSTITUTIONAL                                                                        2,319,492
      2,319,492  DREYFUS CASH MANAGEMENT FUND                                                                           2,319,492
      2,319,492  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        2,319,492
                                                                                                                        9,277,968
                                                                                                                 ----------------

PRINCIPAL
---------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.39%
$       430,421  BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                               1.25       12/01/2008             430,421
     13,151,758  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                    MORTGAGE BACKED SECURITIES (MATURITY VALUE $13,152,065)             0.28       12/01/2008          13,151,758
        930,571  BANK OF IRELAND                                                        0.30       12/01/2008             930,571
        430,421  BNP PARIBAS PARIS                                                      1.00       12/01/2008             430,421
        267,680  CHEYNE FINANCE LLC+++/-##(a)(i)                                        0.00       02/25/2008               4,417
        836,930  CITIBANK CREDIT CARD ISSUANCE TRUST++                                  1.20       12/01/2008             836,874
     14,347,372  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                    MORTGAGE BACKED SECURITIES (MATURITY VALUE $14,347,731)             0.30       12/01/2008          14,347,372
        645,632  DEXIA CREDIT LOCAL DE FRANCE SA                                        1.70       12/01/2008             645,632
        860,842  FORTIS BANK (GRAND CAYMAN)                                             1.05       12/01/2008             860,842
        561,850  GRYPHON FUNDING LIMITED(a)(i)                                          0.00       08/23/2009             238,393
        908,667  MONT BLANC CAPITAL CORPORATION++                                       1.25       12/01/2008             908,604
        430,421  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                    MONEY MARKET SECURITIES (MATURITY VALUE $430,466)                   1.25       12/01/2008             430,421
      2,773,825  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                    MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,773,883)              0.25       12/01/2008           2,773,825
        430,421  NATIXIS                                                                1.00       12/01/2008             430,421
        478,246  SCALDIS CAPITAL LLC++                                                  1.65       12/01/2008             478,202
        796,279  SOCIETE GENERALE (CAYMAN LSLANDS)                                      0.75       12/01/2008             796,279
        956,491  VICTORIA FINANCE LLC+++/-##(a)(i)                                      2.22       04/03/2008             640,849
        597,807  VICTORIA FINANCE LLC+++/-##(a)(i)                                      1.92       05/02/2008             400,531
        597,807  VICTORIA FINANCE LLC+++/-##(a)(i)                                      0.85       08/07/2008             400,531
                                                                                                                       39,136,364
                                                                                                                 ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $49,903,032)                                                             48,414,332
                                                                                                                 ----------------

                   Wells Fargo Advantage Master Portfolios 85


Portfolio of Investments--November 30, 2008 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO

SHARES           SECURITY NAME                                                                                         VALUE
---------------  -------------------------------------------------------------                                   ----------------
SHORT-TERM INVESTMENTS: 11.41%
     60,455,403  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                     $     60,455,403
                                                                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $60,455,403)                                                                        60,455,403
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $672,844,251)*                                             114.54%                                         $    606,736,067
OTHER ASSETS AND LIABILITIES, NET                                (14.54)                                              (77,021,607)
                                                                                                                 ----------------
TOTAL NET ASSETS                                                 100.00%                                         $    529,714,460
                                                                 ------                                          ----------------

<<   All or a portion of this security is on loan. (See Note 2)

%%   Securities issued on a when-issued (TBA) basis. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

+/-  Variable rate investments.

@    Foreign bond principal is denominated in US dollars.

ss These securities are subject to a demand feature which reduces the effective maturity.

+    Non-income earning securities.

#    Zero coupon bond. Interest rate presented is yield to maturity.

& U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

## This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

(l)  Long-term security of an affiliate of the Fund with a cost of $5,716,438.

++   Short-term security of an affiliate of the Fund with a cost of $60,455,403.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   86 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

STABLE INCOME PORTFOLIO

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
---------------  -------------------------------------------------------------   -------------   -------------   ----------------
AGENCY SECURITIES: 24.65%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 6.04%
$     5,889,741  FHLMC #1B4052+/-                                                       4.63%      04/01/2038    $      5,827,929
      3,977,504  FHLMC #1G0052+/-                                                       4.78       02/01/2035           3,979,896
        108,866  FHLMC #786614+/-                                                       5.72       08/01/2025             110,220
         78,402  FHLMC #845151+/-                                                       5.01       06/01/2022              78,386
         12,026  FHLMC #846367+/-                                                       6.13       04/01/2029              11,889
      2,944,778  FHLMC #E02227                                                          6.00       11/01/2021           3,003,608
        928,691  FHLMC #E90573                                                          6.00       07/01/2017             947,099
      3,832,149  FHLMC #G11693                                                          5.00       05/15/2020           3,935,311
      6,207,947  FHLMC #G11696                                                          5.50       05/15/2020           6,302,730
      1,120,685  FHLMC #G90030                                                          7.50       07/17/2017           1,169,708
                                                                                                                       25,366,776
                                                                                                                 ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 18.51%
        154,667  FNMA #155506+/-                                                        5.06       04/01/2022             153,716
        308,336  FNMA #190815+/-                                                        3.61       07/01/2017             306,755
        139,228  FNMA #253482                                                           8.50       10/01/2030             148,675
      1,931,933  FNMA #289517<<+/-                                                      4.08       04/01/2034           1,924,997
      4,368,947  FNMA #295541+/-                                                        4.56       10/01/2032           4,362,412
         53,923  FNMA #331866+/-                                                        5.80       12/01/2025              54,015
      2,366,270  FNMA #420263+/-                                                        4.17       10/01/2024           2,355,235
      2,148,699  FNMA #420264+/-                                                        4.17       07/01/2034           2,138,678
        357,374  FNMA #460223                                                           5.95       01/01/2009             356,495
      3,689,438  FNMA #462209+/-                                                        5.90       04/01/2036           3,744,615
         22,784  FNMA #46698+/-                                                         5.80       12/01/2015              22,879
      1,087,505  FNMA #545927                                                           6.50       12/01/2015           1,118,625
      1,799,272  FNMA #631367<<                                                         5.50       02/01/2017           1,831,803
      2,043,700  FNMA #686043+/-                                                        4.05       07/01/2033           2,047,678
      1,094,995  FNMA #693015+/-                                                        4.39       06/01/2033           1,118,991
      5,419,585  FNMA #725802                                                           4.44       08/01/2034           5,510,898
        778,090  FNMA #732003+/-                                                        4.06       09/01/2033             768,296
      1,830,990  FNMA #734329+/-                                                        4.51       06/01/2033           1,839,474
      1,767,953  FNMA #735572                                                           5.00       04/01/2014           1,813,746
      2,999,236  FNMA #735977+/-                                                        4.68       08/01/2035           3,002,272
      2,733,662  FNMA #739757+/-                                                        4.53       08/01/2033           2,743,569
      1,874,945  FNMA #741447+/-                                                        4.00       10/01/2033           1,879,041
      2,055,074  FNMA #741454<<+/-                                                      3.88       10/01/2033           2,030,180
      3,546,509  FNMA #745649<<+/-                                                      4.55       11/01/2035           3,557,737
      1,707,986  FNMA #750805<<+/-                                                      4.67       11/25/2033           1,737,625
      2,352,862  FNMA #764265+/-                                                        4.22       05/01/2034           2,372,411
        999,053  FNMA #783249+/-                                                        4.06       04/01/2044             987,968
      3,871,131  FNMA #783251+/-                                                        4.06       04/01/2044           3,828,152
      7,120,089  FNMA #789463<<+/-                                                      4.35       06/01/2034           7,138,294
      1,399,161  FNMA #806504+/-                                                        3.86       10/01/2034           1,383,637
      1,544,920  FNMA #806505+/-                                                        3.86       10/01/2044           1,527,789
      3,527,685  FNMA #826179+/-                                                        4.67       07/01/2035           3,535,128
      3,215,399  FNMA #834933<<+/-                                                      5.03       07/01/2035           3,223,800
      2,277,395  FNMA #849014+/-                                                        5.52       01/01/2036           2,305,036
      1,250,000  FNMA #874245                                                           5.48       01/01/2011           1,262,900
      3,569,465  FNMA #936591<<+/-                                                      5.69       04/01/2037           3,687,479
                                                                                                                       77,821,001
                                                                                                                 ----------------

                   Wells Fargo Advantage Master Portfolios 87


Portfolio of Investments--november 30, 2008 (Unaudited)

Stable Income Portfolio

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
Small Business Administration: 0.10%
$        68,178   Sba #501224+/-                                                        6.50%      06/25/2015    $         68,069
         13,289   Sba #502966+/-                                                        6.22       05/25/2015              13,464
         91,738   Sba #503405+/-                                                        5.38       05/25/2016              93,476
        243,135   Sba #503611+/-                                                        4.88       12/25/2021             247,022
                                                                                                                          422,031
                                                                                                                 ----------------
Total Agency Securities (Cost $103,133,645)                                                                           103,609,808
                                                                                                                 ----------------
Asset Backed Securities: 20.04%
        108,109   Asset Backed Securities Corporation Home Equity Series
                     2001-He2 Class A1+/-                                               1.94       06/15/2031              89,348
      4,300,000   Bank of America Securities Auto Trust Series 2006-G1
                     Class A4                                                           5.17       12/20/2010           4,181,958
      3,000,000   Caterpillar Financial Asset Trust Series 2007-A Class A3b+/-          1.87       06/25/2012           2,895,289
      2,000,000   Caterpillar Financial Asset Trust Series 2008-A Class A2b+/-          2.55       12/27/2010           1,975,231
      3,000,000   Chase Issuance Trust Series 2005-A8 Class A8+/-                       1.46       10/15/2012           2,724,517
      2,850,000   College Loan Corporation Trust Series 2006-A Class A3+/-              3.63       10/25/2025           2,508,978
      1,109,186   Countrywide Asset Backed Certificates Series 2003-Bc1
                     Class A1+/-                                                        1.80       03/25/2033             867,436
        208,801   Countrywide Asset Backed Certificates Series 2003-Sd2
                     Class A1+++/-                                                      1.90       09/25/2032             171,677
        663,419   Countrywide Asset Backed Certificates Series 2004-Sd2
                     Class A1+++/-                                                      1.77       11/25/2033             494,753
        800,151   Countrywide Asset Backed Certificates Series 2006-Sd2
                     Class 1A1+++/-                                                     1.75       11/25/2036             553,064
        279,280   Countrywide Home Equity Loan Trust Series 2002-G Class A+/-           1.79       12/15/2028             206,437
      1,753,525   Countrywide Home Equity Loan Trust Series 2005-M Class A1+/-          1.66       02/15/2035             837,727
      2,218,115   Fifth Third Home Equity Loan Trust Series 2003-1 Class A+/-           1.70       09/20/2023           1,638,912
        204,701   First Horizon Abs Trust Series 2004-He1 Class A+/-                    1.61       01/25/2024             108,773
        829,921   First Horizon Abs Trust Series 2004-He3 Class A+/-                    1.69       10/25/2034             414,571
      1,348,669   First Horizon Abs Trust Series 2006-He1 Class A+/-                    1.56       10/25/2034             648,155
      3,445,823   First Horizon Abs Trust Series 2007-He1 Class A+/-                    3.39       09/25/2029           1,980,601
      1,423,594   Fleet Home Equity Loan Trust Series 2003-1 Class A+/-                 4.05       01/20/2033             887,507
      3,719,397   Gco Education Loan Funding Trust Series 2007-1A
                     Class A4l+++/-                                                     2.83       05/26/2020           3,692,245
      4,000,000   Ge Corporate Aircraft Financing Llc Series 2005-1A
                     Class A3+++/-                                                      1.66       08/26/2019           3,550,800
        341,573   Greenpoint Home Equity Loan Trust Series 2004-1 Class A+/-            1.86       07/25/2029             238,254
        188,156   Greenpoint Home Equity Loan Trust Series 2004-3 Class A+/-            1.88       03/15/2035             142,037
        390,936   Gs Auto Loan Trust Series 2005-1 Class A3                             4.45       05/17/2010             390,390
      2,314,174   Gsamp Trust Series 2005-Sea2 Class A1+/-                              1.75       01/25/2045           1,096,182
        934,892   Gsamp Trust Series 2006-Sd2 Class A1+++/-                             1.51       05/25/2046             849,542
      1,844,551   Hfc Home Equity Loan Asset Backed Certificates Series 2005-2
                     Class A1+/-                                                        1.72       01/20/2035           1,313,947
      2,990,067   Household Home Equity Loan Trust Series 2006-1 Class A1+/-            4.44       01/20/2036           2,168,892
      2,500,000   Hyundai Auto Receivables Trust Series 2007-A Class A4                 5.21       03/17/2014           2,264,739
      2,000,000   Keycorp Student Loan Trust Series 2006-A Class 2A2+/-                 3.85       06/27/2025           1,720,000
         97,638   Lehman Asset Backed Securities Corporation Series 2004-2
                     Class A+/-                                                         1.84       12/25/2033              77,509
      1,428,404   Mellon Residential Funding Corporation Series 1999-Tbc3
                     Class A2+/-                                                        4.38       10/20/2029           1,272,813
        836,678   Mellon Residential Funding Corporation Series 2001-Tbc1
                     Class A1+/-                                                        1.77       11/15/2031             645,144
      2,500,000   Merrill Auto Trust Securitization Series 2007-1 Class A3+/-           4.61       03/15/2011           2,407,743
        365,667   Morgan Stanley Dean Witter & Company Corporation Heloc Trust
                     Series 2003-2 Class A+/-                                           1.66       04/25/2016             275,412
      3,945,954   Mortgage Equity Conversion Asset Trust Series 2007-FF1
                     Class A+++/-                                                       2.61       02/25/2042           3,809,424
      4,907,299   Mortgage Equity Conversion Asset Trust Series 2007-FF2
                     Class A+++/-                                                       2.64       02/25/2042           4,737,507
      3,750,001   National Collegiate Student Loan Trust Series 2006-2
                     Class AIO(c)                                                       6.00       08/25/2011             470,250
         40,694   Navistar Financial Corporation Owner Trust Series 2005-A
                     Class A3                                                           4.22       02/15/2010              40,653
      1,967,932   Nissan Auto Lease Trust Series 2006-A Class A3                        5.11       03/15/2010           1,960,736
      1,698,791   Renaissance Home Equity Loan Trust Series 2003-3 Class A+/-           1.90       12/25/2033           1,311,515
      2,062,903   Residential Asset Securities Corporation Series 2002-KS8
                     Class A6                                                           4.86       12/25/2032           1,460,258
      3,000,000   Riverview HECM Trust Series 2007-1 Class A+++/-                       2.83       06/25/2037           2,802,900
      1,040,471   SASC Series 2006-GEL3 Class A1+++/-                                   1.52       07/25/2036             881,391
      1,622,231   SBI Heloc Trust Series 2005-HE1 Class 1A+++/-                         1.59       11/25/2035             689,826
      1,500,000   SLC Student Loan Trust Series 2006-A Class A+/-                       2.86       04/16/2018           1,451,720
      2,500,000   SLM Student Loan Trust Series 2006-C Class A2+/-                      2.87       09/15/2020           2,245,386

                   88 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

STABLE INCOME PORTFOLIO

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
ASSET BACKED SECURITIES (continued)
$       263,242   SSB RV Trust Series 2001-1 Class A5                                   6.30%      04/15/2016           $ 262,656
        247,419   Triad Auto Receivables Owner Trust Series 2006-B Class A3             5.41       08/12/2011             238,593
      2,500,000   Turquoise Card Backed Securities plc Series 2006-1A
                     Class B+++/-                                                       1.63       05/16/2011           2,349,610
      3,000,000   Turquoise Card Backed Securities plc Series 2007-1
                     Class A+/-                                                         1.46       06/15/2012           2,733,750
      3,000,000   US Education Loan Trust LLC Series 2007-1A Class A2+++/-              3.16       09/01/2019           2,766,093
        889,161   USXL Funding LLC Series 2006-1A Class A++                             5.38       04/15/2014             808,093
         79,429   Wachovia Asset Securitization Incorporated Series 2002-HE2
                     Class A+/-(l)                                                      1.83       12/25/2032              61,884
        626,657   Wachovia Asset Securitization Incorporated Series 2003-HE2
                     Class AII1+/-(l)                                                   1.66       07/02/2018             483,152
        778,819   Wachovia Asset Securitization Incorporated Series 2004-HE1
                     Class A+/-(l)                                                      1.62       06/25/2034             660,929
      3,669,041   Wachovia Asset Securitization Incorporated Series 2007-HE2A
                     Class A+++/-(l)                                                    1.53       07/25/2037           1,881,117
      2,500,000   Washington Mutual Master Note Trust Series 2007-A2
                     Class A2+++/-                                                      1.45       05/15/2014           2,041,668
      3,000,000   World Omni Auto Receivables Trust Series 2007-B Class A4              5.39       05/15/2013           2,808,065
TOTAL ASSET BACKED SECURITIES (COST $101,939,909)                                                                      84,247,759
COLLATERALIZED MORTGAGE OBLIGATIONS: 24.04%

      2,406,990   Adjustable Rate Mortgage Trust Series 2007-2 Class 2A1+/-             1.61       06/25/2037           1,192,883
      2,624,526   Bank of America Commercial Mortgage Incorporated Series
                     2005-1 Class A3                                                    4.88       11/10/2042           2,440,347
         59,179   Bank of America Mortgage Securities Series 2002-G
                     Class 2A1+/-                                                       5.93       07/20/2032              49,076
        328,840   Bank of America Mortgage Securities Series 2003-A
                     Class 2A2+/-                                                       6.86       02/25/2033             255,848
      1,755,000   Bear Stearns Commercial Mortgage Securities Series
                     2005-PWR9 Class A2                                                 4.74       09/11/2042           1,573,422
      1,070,694   Countrywide Alternative Loan Trust Series 2005-14
                     Class 2A1+/-                                                       1.61       05/25/2035             470,705
      1,556,885   Countrywide Alternative Loan Trust Series 2005-24
                     Class 2A1B+/-                                                      3.79       07/20/2035             756,532
        844,765   Countrywide Alternative Loan Trust Series 2005-27
                     Class 3A1+/-(i)                                                    4.05       06/30/2035             697,438
      4,038,924   Countrywide Alternative Loan Trust Series 2006-0A10
                     Class 1A1+/-                                                       3.63       08/25/2046           1,720,244
      3,122,532   Countrywide Alternative Loan Trust Series 2007-0A3
                     Class 1A1+/-                                                       1.54       04/25/2047           1,082,884
      1,652,039   Countrywide Home Loans Series 2004-25 Class 1A3                       5.23       04/25/2025             696,725
      1,563,659   Countrywide Home Loans Series 2004-29 Class 2A1(i)                    5.65       12/29/2034             721,383
      2,645,146   Countrywide Home Loans Series 2004-R1 Class 1AF+++/-                  1.80       11/25/2034           2,596,545
      2,000,000   Credit Suisse First Boston Mortgage Securities Corporation
                     Series 2001-CP4 Class A4                                           6.18       12/15/2035           1,846,066
        269,227   Credit Suisse First Boston Mortgage Securities Corporation
                     Series 2002-AR17 Class 2A1+/-                                      6.16       12/19/2039             212,700
         91,177   Credit Suisse First Boston Mortgage Securities Corporation
                     Series 2003-AR2 Class 2A1+/-                                       6.75       02/25/2033              77,112
        895,210   EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3+/-              3.24       09/25/2033             744,660
        123,950   FHLMC Structured Pass-Through Securities Series T-31
                     Class A7+/-                                                        1.65       05/25/2031              84,955
        326,921   FHLMC Structured Pass-Through Securities Series T-35
                     Class A+/-                                                         1.68       09/25/2031             304,881
      1,728,925   FHLMC Structured Pass-Through Securities Series T-54
                     Class 3A                                                           7.00       02/25/2043           1,753,778
      1,976,446   FHLMC Structured Pass-Through Securities Series T-54
                     Class 4A+/-                                                        5.78       02/25/2043           1,925,136
      3,038,321   FHLMC Structured Pass-Through Securities Series T-55
                     Class 1A2                                                          7.00       03/25/2043           3,150,360
      2,440,094   FHLMC Structured Pass-Through Securities Series T-57
                     Class 1A2                                                          7.00       07/25/2043           2,493,471
      2,927,829   FHLMC Structured Pass-Through Securities Series T-58
                     Class 4A                                                           7.50       09/25/2043           3,042,198
      1,871,282   FHLMC Structured Pass-Through Securities Series T-63
                     Class 1A1+/-                                                       4.06       02/25/2045           1,670,238
        177,331   Fifth Third Mortgage Loan Trust Series 2002-FTB1
                     Class 4A1+/-                                                       6.57       11/19/2032             153,616
         42,900   First Plus Home Loan Trust Series 1997-3 Class A8                     7.55       11/10/2023              42,878
        580,517   FNMA Grantor Trust Series 2002-T12 Class A3                           7.50       05/25/2042             608,999
        292,141   FNMA Grantor Trust Series 2003-T4 Class 1A+/-                         1.51       09/26/2033             257,617
        710,944   FNMA Series 2002-90 Class A2                                          6.50       11/25/2042             746,743
      1,522,183   FNMA Series 2003-W4 Class 3A                                          7.00       10/25/2042           1,557,860
      1,575,826   FNMA Series 2004-W2 Class 2A2                                         7.00       02/25/2044           1,616,700
      3,338,100   FNMA Series 2007-88 Class HC+/-                                       5.24       09/25/2037           2,919,078
         38,737   FNMA Whole Loan Series 2001-W1 Class AV1+/-                           1.61       08/25/2031              34,469
        696,537   FNMA Whole Loan Series 2002-W10 Class A6                              7.50       08/25/2042             730,712
         99,493   FNMA Whole Loan Series 2002-W12 Class AV1+/-                          1.76       02/25/2033              88,188
      2,829,230   GE Capital Commercial Mortgage Corporation Series 2005-C2
                     Class A2                                                           4.71       05/10/2043           2,611,666
      3,000,000   GE Capital Commercial Mortgage Corporation Series 2005-C3
                     Class A4+/-                                                        5.05       07/10/2045           2,772,467
      2,896,602   GMAC Commercial Mortgage Securities Incorporated
                     Series 2005-C1 Class A2                                            4.47       05/10/2043           2,672,676
        362,738   GMAC Mortgage Corporation Loan Trust Series 2001-HE3
                     Class A2+/-                                                        1.96       03/25/2027             225,759

                   Wells Fargo Advantage Master Portfolios 89


                         Portfolio of Investments--November 30, 2008 (Unaudited)

STABLE INCOME PORTFOLIO

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     4,000,000   GMAC Mortgage Corporation Loan Trust Series 2005-HE3
                     Class A2+/-                                                        1.55%      02/25/2036    $      1,763,182
      2,513,412   Greenpoint Mortgage Funding Trust Series 2006-AR1
                     Class A1A+/-                                                       1.69       02/25/2036           1,130,373
      3,559,423   Greenwich Capital Commercial Funding Corporation
                     Series 2003-C2 Class A2                                            4.02       01/05/2036           3,447,775
      6,359,508   GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF+++/-                1.80       10/25/2034           4,793,000
      4,001,648   GSMPS Mortgage Loan Trust Series 2005-RP2 Class 1AF+++/-              1.75       03/25/2035           3,112,868
      3,821,033   GSMPS Mortgage Loan Trust Series 2005-RP3 Class 1AF+++/-              1.75       09/25/2035           3,012,204
      1,505,473   GSMPS Mortgage Loan Trust Series 2006-1 Class A1+++/-(i)              1.70       03/25/2035           1,294,446
      1,512,417   Harborview Mortgage Loan Trust Series 2004-11 Class 3A2A+/-           1.81       01/19/2035             740,975
        611,025   INDYMAC Loan Trust Series 2005-L2 Class A1+/-(i)                      1.62       09/16/2035             395,041
      2,397,831   Lehman XS Trust Series 2007-5 Class P3+/-                             6.45       05/25/2037           1,006,943
        801,710   Lehman XS Trust Series 2007-6W Class A3+/-(i)                         1.72       05/25/2037             321,726
        573,394   Merrill Lynch Mortgage Investors Incorporated
                     Series 2003-A2 Class 2A2+/-                                        4.61       02/25/2033             578,216
      1,600,902   MLCC Mortgage Investors Incorporated Series 1999-A
                     Class A+/-                                                         1.80       03/15/2025           1,279,184
      1,036,555   MLCC Mortgage Investors Incorporated Series 2003-A
                     Class 2A2+/-                                                       3.51       03/25/2028             645,471
      1,010,654   MLCC Mortgage Investors Incorporated Series 2003-B
                     Class A1+/-                                                        1.74       04/25/2028             693,860
        774,756   MLCC Mortgage Investors Incorporated Series 2004-A
                     Class A1+/-                                                        1.63       04/25/2029             535,293
      1,383,036   Morgan Stanley Dean Witter Capital I Series 2003-HYB1
                     Class A3+/-                                                        4.45       03/25/2033           1,060,599
      1,155,064   Morgan Stanley Dean Witter Credit Corporation Heloc Trust
                     Series 2003-1 Class A+/-                                           1.67       11/25/2015             911,489
         38,773   NationsLink Funding Corporation Series 1999-SI Class D+/-             7.56       11/10/2030              38,671
        424,235   Option One Mortgage Loan Trust Series 2003-1 Class A2+/-              2.24       02/25/2033             278,585
        291,078   Residential Funding Mortgage Securities Incorporated
                     Series 2002-HS3 Class 2A+/-                                        1.74       08/25/2032             124,831
        339,326   Residential Funding Mortgage Securities Incorporated
                     Series 2003-HS1 Class AII+/-                                       1.69       12/25/2032             259,793
        642,617   Residential Funding Mortgage Securities Incorporated
                     Series 2004-HS3 Class A+/-                                         1.66       09/25/2029             376,866
      1,528,672   Sequoia Mortgage Trust Series 10 Class 1A+/-                          1.85       10/20/2027           1,274,273
        487,482   Sequoia Mortgage Trust Series 2003-2 Class A1+/-                      2.11       06/20/2033             346,230
      1,346,589   Sequoia Mortgage Trust Series 2003-8 Class A1+/-                      1.77       12/20/2033             902,492
        585,545   Sequoia Mortgage Trust Series 5 Class A+/-                            1.82       10/19/2026             467,327
      3,499,582   Small Business Administration Participation Certificates
                     Series 1999-20B Class 1                                            5.95       02/01/2019           3,577,584
         92,355   Small Business Administration Participation Certificates
                     Series 2000-10C Class 1                                            7.88       05/01/2010              93,532
        565,620   Structured Asset Securities Corporation Series 2003-9A
                     Class 2A1+/-                                                       5.16       03/25/2033             434,647
      1,290,234   Structured Asset Securities Corporation Series 2004-NP2
                     Class A+++/-                                                       1.75       11/30/2034           1,152,050
      1,178,235   Structured Asset Securities Corporation Series 2005-GEL4
                     Class A+/-                                                         1.75       09/25/2025             772,566
      3,688,941   Structured Asset Securities Corporation Series 2006-RF3
                     Class 1A1++(i)                                                     6.00       11/25/2036           3,860,984
        763,415   Structured Asset Securities Corporation Series 2006-RM1
                     Class A1+++/-(i)                                                   1.65       08/25/2046             567,065
      2,173,844   Structured Asset Securities Corporation Series 2007-RM1
                     Class A1+++/-(i)                                                   1.68       05/25/2047           1,472,101
      2,500,000   Wachovia Bank Commercial Mortgage Trust Series 2005-C20
                     Class A4+/-(l)                                                     5.29       07/15/2042           2,294,319
        700,384   Washington Mutual Mortgage Pass-Through Certificates
                     Series 2003-AR1 Class A6+/-                                        5.76       03/25/2033             573,673
      2,116,375   Washington Mutual Mortgage Pass-Through Certificates
                     Series 2005-AR1 Class A1A+/-                                       1.72       01/25/2035             878,572
        841,757   Washington Mutual Mortgage Pass-Through Certificates
                     Series 2005-AR6 Class 2A1A+/-                                      1.63       04/25/2035             340,037
      2,197,781   Washington Mutual Mortgage Pass-Through Certificates
                     Series 2005-C3 Class A4+/-                                         3.94       07/25/2047           1,076,913
      4,371,730   Washington Mutual Mortgage Pass-Through Certificates
                     Series 2006-AR11 Class 3A1A+/-                                     3.59       09/25/2046           1,561,466
      1,774,632   Washington Mutual Mortgage Pass-Through Certificates
                     Series 2006-AR3 Class A1A+/-                                       3.67       02/25/2046             747,239
      2,001,828   Washington Mutual Mortgage Pass-Through Certificates
                     Series 2006-AR4 Class DA+/-                                        3.64       06/25/2046             880,804
      3,170,081   Washington Mutual Mortgage Pass-Through Certificates
                     Series 2006-AR5 Class 5A+/-                                        3.66       06/25/2046           1,356,109
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $137,456,726)                                                         101,030,389
                                                                                                                 ----------------
CORPORATE BONDS & NOTES: 7.33%
COMMUNICATIONS: 0.09%
        400,000   Viacom Incorporated+/-                                                3.17       06/16/2009             382,420
                                                                                                                 ----------------
DEPOSITORY INSTITUTIONS: 0.69%
      2,000,000   Roslyn Bancorp Incorporated                                           7.50       12/01/2008           2,000,000
      1,500,000   Sovereign Bank+/-                                                     4.90       08/01/2013             914,502
                                                                                                                        2,914,502
                                                                                                                 ----------------

                   90 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

STABLE INCOME PORTFOLIO

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
ELECTRIC, GAS & SANITARY SERVICES: 0.87%
$     1,700,000   Duke Energy Field Services LLC                                        7.88%      08/16/2010         $ 1,645,246
      2,000,000   Southwestern Public Service                                           6.20       03/01/2009           1,997,998
                                                                                                                        3,643,244
                                                                                                                 ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.53%

      2,250,000   BAE Systems Holdings Incorporated++                                   4.75       08/15/2010           2,227,059
FOOD & KINDRED PRODUCTS: 1.35%

      3,450,000   General Mills Incorporated+/-                                         4.19       01/22/2010           3,173,113
      2,500,000   PepsiAmericas Incorporated                                            6.38       05/01/2009           2,506,215
                                                                                                                        5,679,328
                                                                                                                 ----------------

GENERAL MERCHANDISE STORES: 0.43%

      2,000,000   CVS Caremark Corporation+/-                                           3.11       06/01/2010           1,788,982
                                                                                                                 ----------------
HOLDING & OTHER INVESTMENT OFFICES: 0.59%

      2,550,000   CPG Partners LP                                                       3.50       03/15/2009           2,482,553
                                                                                                                 ----------------
INSURANCE CARRIERS: 0.99%

      2,840,000   Hartford Life Global Fund+/-                                          2.99       09/15/2009           2,593,593
      2,000,000   Metropolitan Life Global Funding I+++/-                               3.07       03/15/2012           1,572,372
                                                                                                                        4,165,965
                                                                                                                 ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.05%

        229,895   3M Employee Stock Ownership Plan Trust++                              5.62       07/15/2009             231,159
                                                                                                                 ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.45%

      2,150,000   American Express Credit Corporation Series MTN+/-                     2.83       05/27/2010           1,870,371
                                                                                                                 ----------------
REAL ESTATE: 0.43%
      1,950,000   Duke-Weeks Realty                                                     7.75       11/15/2009           1,815,883
                                                                                                                 ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.40%
      2,500,000   ProLogis Trust                                                        5.25       11/15/2010           1,672,413
                                                                                                                 ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.46%
      2,000,000   Western Financial Bank                                                9.63       05/15/2012           1,950,100
                                                                                                                 ----------------
TOTAL CORPORATE BONDS & NOTES (COST $34,114,674)                                                                       30,823,979
FOREIGN CORPORATE BONDS: 1.31%

      3,970,000   SABMiller plc+++/-                                                    4.18       07/01/2009           3,962,124
      1,550,000   Thomson Corporation                                                   4.25       08/15/2009           1,531,214
TOTAL FOREIGN CORPORATE BONDS@ (COST $5,542,437)                                                                        5,493,338
                                                                                                                 ----------------
LOAN PARTICIPATION: 0.53%
        648,634   United States Department of Agriculture Loan+/-                       5.34       10/15/2020             672,115
        911,831   United States Department of Agriculture Loan - PVT+/-                 3.61       06/25/2016             943,471
        607,884   United States Department of Agriculture Loan - PVT SBA
                     GP Series D#66                                                     5.37       09/08/2019             600,528
TOTAL LOAN PARTICIPATION (COST $2,169,793)                                                                              2,216,114
                                                                                                                 ----------------
MUNICIPAL BONDS & NOTES: 4.77%
      4,450,000   Colorado Student Obligation Bond Authority Student Loan
                     Revenue Series VIII-A2+/-ss.(i)                                    3.37       12/01/2032           4,450,000
      2,345,000   Mississippi Development Bank Special Obligation                       5.24       07/01/2011           2,365,683
      1,950,000   Ohio State HFA Mortgage Backed Series G (Housing Revenue,
                     GNMA Insured)                                                      5.57       09/01/2016           1,964,859
      2,415,000   Ohio State HFA Residential Series K (Housing Revenue)                 5.84       09/01/2016           2,418,405


                   Wells Fargo Advantage Master Portfolios 91


Portfolio of Investments--November 30, 2008 (Unaudited)

STABLE INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
MUNICIPAL BONDS & NOTES (continued)
$     3,000,000   OREGON SCHOOL BOARD ASSOCIATION TAXABLE PENSION DEFERRED
                     INTEREST SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)##           3.05%     06/30/2010     $      2,859,450
      2,365,000   PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE)                        6.04      10/01/2030            2,364,834
      3,680,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY
                     MORTGAGE REVENUE TAXABLE SERIES C-3 (HOUSING REVENUE,
                     FIRST SECURITY BANK LOC)                                           5.50      07/01/2026            3,644,413
TOTAL MUNICIPAL BONDS & NOTES (COST $19,959,401)                                                                       20,067,644
                                                                                                                 ----------------

SHARES
---------------
COLLATERAL FOR SECURITIES LENDING: 5.95%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.14%
      1,198,820   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                             1,198,820
      1,198,820   DAILY ASSETS FUND INSTITUTIONAL                                                                       1,198,820
      1,198,820   DREYFUS CASH MANAGEMENT FUND                                                                          1,198,820
      1,198,820   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       1,198,820
                                                                                                                        4,795,280
                                                                                                                 ----------------

PRINCIPAL
---------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.81%
$       222,461   BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                              1.25      12/01/2008              222,461
      6,797,434   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,797,593)          0.28      12/01/2008            6,797,434
        480,962   BANK OF IRELAND                                                       0.30      12/01/2008              480,962
        222,461   BNP PARIBAS PARIS                                                     1.00      12/01/2008              222,461
        138,349   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00      02/25/2008                2,283
        432,564   CITIBANK CREDIT CARD ISSUANCE TRUST++                                 1.20      12/01/2008              432,535
      7,415,383   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $7,415,568)             0.30      12/01/2008            7,415,383
        333,692   DEXIA CREDIT LOCAL DE FRANCE SA                                       1.70      12/01/2008              333,692
        444,923   FORTIS BANK (GRAND CAYMAN)                                            1.05      12/01/2008              444,923
        290,390   GRYPHON FUNDING LIMITED(a)(i)                                         0.00      08/23/2009              123,213
        469,641   MONT BLANC CAPITAL CORPORATION++                                      1.25      12/01/2008              469,608
        222,461   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MONEY MARKET SECURITIES (MATURITY VALUE $222,484)                  1.25      12/01/2008              222,461
      1,433,641   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,433,671)             0.25      12/01/2008            1,433,641
        222,461   NATIXIS                                                               1.00      12/01/2008              222,461
        247,179   SCALDIS CAPITAL LLC++                                                 1.65      12/01/2008              247,157
        411,554   SOCIETE GENERALE (CAYMAN LSLANDS)                                     0.75      12/01/2008              411,554
        494,359   VICTORIA FINANCE LLC+++/-####(a)(i)                                   2.22      04/03/2008              331,220
        308,974   VICTORIA FINANCE LLC+++/-####(a)(i)                                   1.92      05/02/2008              207,013
        308,974   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.85      08/07/2008              207,014
                                                                                                                       20,227,476
                                                                                                                 ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $26,117,569)                                                             25,022,756
                                                                                                                 ----------------

                   92 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

STABLE INCOME PORTFOLIO

SHARES            SECURITY NAME                                                                                        VALUE
---------------   ------------------------------------------------------------                                   ----------------
SHORT-TERM INVESTMENTS: 17.00%
     71,439,160   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                   $     71,439,160
                                                                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $71,439,160)                                                                        71,439,160
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES (COST $501,873,314)*                    105.62%                                  $    443,950,947
OTHER ASSETS AND LIABILITIES, NET                                        (5.62)                                       (23,613,818)
                                                                        ------                                   ----------------
TOTAL NET ASSETS                                                        100.00%                                  $    420,337,129
                                                                        ------                                   ----------------

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

@    Foreign bond principal is denominated in US dollars.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

(l)  Long-term security of an affiliate of the Fund with a cost of $7,662,650.

+++  Short-term security of an affiliate of the Fund with a cost of $71,439,160.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 93


Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
AGENCY SECURITIES: 52.61%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 17.40%
$     2,000,000   FHLMC%%                                                               5.50%     12/01/2023     $      2,028,750
     51,200,000   FHLMC%%                                                               5.50      01/01/2039           51,872,000
      4,672,269   FHLMC #1B3391+/-                                                      5.73      05/01/2037            4,745,158
         13,825   FHLMC #1B7562+/-                                                      6.03      11/01/2037               14,070
        722,643   FHLMC #1G1619+/-                                                      5.94      03/01/2037              726,911
      1,438,580   FHLMC #1G1919<<+/-                                                    5.94      05/01/2037            1,440,468
        944,204   FHLMC #1G1949+/-                                                      5.93      05/01/2037              942,323
      1,691,272   FHLMC #1G2254<<+/-                                                    6.37      10/01/2037            1,725,569
      2,128,064   FHLMC #1J1409<<+/-                                                    5.86      12/01/2036            2,173,786
      5,455,557   FHLMC #1J1581<<+/-                                                    5.92      04/01/2037            5,556,918
      5,148,046   FHLMC #1J2842<<+/-                                                    6.15      09/01/2037            5,282,875
        625,190   FHLMC #1N0166+/-                                                      6.31      06/01/2036              636,383
      2,094,378   FHLMC #1Q0251+/-                                                      6.31      04/01/2037            2,148,476
        274,558   FHLMC #A11745                                                         4.50      08/01/2033              269,940
        140,539   FHLMC #A61082                                                         4.50      08/01/2033              138,307
      3,843,125   FHLMC #A79090                                                         6.50      07/01/2034            3,987,156
      2,359,911   FHLMC #A80415<<                                                       4.50      03/01/2035            2,320,219
      2,151,959   FHLMC #A81215                                                         6.50      08/01/2038            2,216,470
      1,834,478   FHLMC #B15688                                                         5.50      07/01/2019            1,868,219
      1,704,319   FHLMC #E01279<<                                                       5.50      01/01/2018            1,741,445
      4,374,901   FHLMC #E01445                                                         4.00      09/01/2018            4,340,032
      4,341,087   FHLMC #E01497<<                                                       5.50      11/01/2018            4,430,887
      2,557,959   FHLMC #E01539                                                         5.50      12/01/2018            2,610,536
      1,462,737   FHLMC #E01655                                                         5.50      06/01/2019            1,491,284
      5,680,310   FHLMC #G02455                                                         5.50      10/01/2030            5,788,750
      1,912,076   FHLMC #G03316                                                         4.50      03/01/2036            1,877,526
      1,189,684   FHLMC #G11295                                                         5.50      09/01/2017            1,215,284
      1,867,757   FHLMC #G11594<<                                                       5.50      08/01/2019            1,905,028
         52,748   FHLMC #G11653                                                         5.50      12/01/2019               53,800
      4,786,251   FHLMC #G11658<<                                                       5.50      01/01/2020            4,874,284
     15,150,651   FHLMC #G11713                                                         5.50      06/01/2020           15,452,987
     11,366,938   FHLMC #G11728                                                         5.50      02/01/2020           11,576,008
      1,911,695   FHLMC #G11767                                                         5.50      08/01/2020            1,949,844
      3,017,768   FHLMC #G11786                                                         5.00      10/01/2014            3,102,204
      3,134,778   FHLMC #G11850<<                                                       5.50      07/01/2020            3,192,435
      3,925,568   FHLMC #G11940                                                         5.50      05/01/2020            3,997,770
      3,002,679   FHLMC #G11944                                                         5.50      07/01/2020            3,057,907
      3,696,988   FHLMC #G11983                                                         5.50      01/01/2020            3,764,987
      1,265,247   FHLMC #G12258<<                                                       6.00      08/01/2016            1,290,434
      3,213,371   FHLMC #G12277                                                         6.00      08/01/2021            3,277,566
      2,497,771   FHLMC #G12474                                                         5.50      01/01/2017            2,554,640
      3,484,939   FHLMC #G12827                                                         5.50      02/01/2021            3,559,928
      2,666,617   FHLMC #G12888<<                                                       5.50      07/01/2018            2,723,997
      1,307,065   FHLMC #G13169<<                                                       5.50      06/01/2020            1,336,824
     12,899,628   FHLMC #G13299                                                         6.00      07/01/2023           13,157,332
      3,147,220   FHLMC #G13330                                                         6.00      10/01/2019            3,209,871
      4,360,000   FHLMC #G13333                                                         6.00      11/01/2022            4,447,041
      3,655,264   FHLMC #G13367                                                         5.50      12/01/2038            3,719,802
      1,854,472   FHLMC #G18003                                                         5.50      07/01/2019            1,888,581
      3,549,270   FHLMC #G30391                                                         4.50      04/01/2028            3,510,648
     23,523,233   FHLMC #H09079                                                         5.50      06/01/2037           23,471,514
      6,362,000   FHLMC #H09175                                                         6.50      09/01/2038            6,312,297
     11,922,088   FHLMC #H19011                                                         5.50      08/01/2037           11,922,088
      1,231,691   FHLMC #J02372<<                                                       5.50      05/01/2020            1,256,270

                   94 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$     1,142,990   FHLMC #J02373                                                         5.50%     05/01/2020     $      1,165,799
      1,655,505   FHLMC #J02376<<                                                       6.00      05/01/2020            1,688,508
      1,159,969   FHLMC #J04514                                                         5.50      03/01/2017            1,184,929
      3,057,000   FHLMC SERIES 2695 CLASS BG                                            4.50      04/15/2032            3,005,731
      2,664,000   FHLMC SERIES 2702 CLASS AD                                            4.50      08/15/2032            2,612,912
      1,231,000   FHLMC SERIES 3320 CLASS TB                                            5.50      06/15/2030            1,264,925
                                                                                                                      265,078,633
                                                                                                                 ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 30.73%
      1,000,000   FNMA<<                                                                3.38      05/19/2011            1,021,055
     11,200,000   FNMA%%                                                                5.00      01/01/2023           11,312,000
      5,400,000   FNMA%%                                                                5.50      01/01/2023            5,484,375
      3,500,000   FNMA%%                                                                6.00      01/01/2023            3,567,813
     16,500,000   FNMA%%                                                                5.50      12/01/2033           16,773,273
      6,500,000   FNMA%%                                                                5.50      01/01/2034            6,597,500
     19,100,000   FNMA%%                                                                5.50      12/01/2035           19,428,291
     40,500,000   FNMA%%                                                                6.50      01/01/2036           41,537,813
      9,000,000   FNMA%%                                                                7.00      01/01/2039            9,320,625
      2,288,563   FNMA #190129                                                          6.00      11/01/2023            2,355,364
      3,108,988   FNMA #254758                                                          4.50      06/01/2013            3,158,934
      3,285,256   FNMA #254918<<                                                        4.50      09/01/2033            3,243,347
      1,586,733   FNMA #255895<<                                                        4.50      09/01/2035            1,564,508
      8,688,205   FNMA #256687                                                          5.50      04/01/2037            8,685,393
      2,330,996   FNMA #357425                                                          4.50      09/01/2033            2,301,260
      2,155,944   FNMA #462361+/-                                                       6.34      07/01/2037            2,186,794
      5,995,429   FNMA #462404+/-                                                       6.28      09/01/2037            6,070,370
      1,197,414   FNMA #725068                                                          5.50      01/01/2019            1,226,548
        941,382   FNMA #725866                                                          4.50      09/01/2034              928,785
      2,153,593   FNMA #726874                                                          4.50      07/01/2033            2,126,121
      2,560,223   FNMA #735421                                                          7.00      01/01/2035            2,682,854
     14,738,734   FNMA #735651<<                                                        4.50      06/01/2035           14,532,293
      4,444,370   FNMA #745044                                                          4.50      08/01/2035            4,382,119
     10,400,206   FNMA #745314<<                                                        4.00      05/01/2034            9,841,394
      2,880,753   FNMA #745526<<                                                        6.00      05/01/2021            2,946,020
        950,571   FNMA #745914                                                          7.00      08/01/2028              997,664
        538,460   FNMA #745954                                                          7.00      07/01/2032              564,268
      1,803,918   FNMA #772100                                                          4.50      10/01/2033            1,780,906
      4,181,011   FNMA #819357                                                          4.50      03/01/2035            4,122,449
     12,830,710   FNMA #835760                                                          4.50      09/01/2035           12,650,994
      2,151,493   FNMA #887689                                                          5.50      06/01/2036            2,150,797
     12,200,892   FNMA #888091<<                                                        5.50      12/01/2030           12,472,416
      5,285,424   FNMA #888307+/-                                                       5.91      04/01/2037            5,383,606
      6,447,740   FNMA #888482<<                                                        4.50      05/01/2035            6,365,488
      1,732,632   FNMA #888911<<+/-                                                     6.11      11/01/2037            1,735,450
     40,236,233   FNMA #889069<<                                                        5.50      01/01/2021           41,215,195
      5,412,051   FNMA #889115                                                          5.50      12/01/2019            5,557,258
      4,834,599   FNMA #889183                                                          5.50      09/01/2021            4,952,226
     18,218,802   FNMA #889201<<                                                        4.50      07/01/2037           17,975,004
      7,241,516   FNMA #889213<<                                                        5.50      10/01/2020            7,406,390
     15,322,982   FNMA #889318<<                                                        5.50      07/01/2020           15,695,796
      3,852,538   FNMA #889453<<                                                        4.50      04/01/2028            3,813,014
      5,288,617   FNMA #889495<<                                                        6.50      03/01/2038            5,442,079
      6,487,293   FNMA #889514                                                          6.50      04/01/2038            6,679,884
      7,119,237   FNMA #889568<<                                                        5.50      03/01/2020            7,292,451
     43,102,361   FNMA #889657                                                          4.50      09/01/2037           42,552,517
      1,371,457   FNMA #889688                                                          5.50      12/01/2019            1,396,253

                   Wells Fargo Advantage Master Portfolios 95


Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$    11,600,788   FNMA #889835<<                                                        4.50%     04/01/2036     $     11,445,549
     21,644,416   FNMA #889836                                                          4.50      12/01/2033           21,388,596
      2,307,875   FNMA #905215                                                          5.50      11/01/2036            2,307,128
      1,284,079   FNMA #905629<<+/-                                                     6.12      12/01/2036            1,292,094
      5,360,388   FNMA #906216+/-                                                       5.92      01/01/2037            5,469,245
      1,541,517   FNMA #906403<<+/-                                                     6.02      01/01/2037            1,564,269
      1,988,499   FNMA #906404<<+/-                                                     5.95      01/01/2037            2,005,123
      1,316,544   FNMA #909569<<+/-                                                     5.88      02/01/2037            1,317,869
      1,606,856   FNMA #914819<<+/-                                                     5.98      04/01/2037            1,616,379
      1,098,359   FNMA #914820+/-                                                       6.00      04/01/2037            1,106,709
      2,359,469   FNMA #917894+/-                                                       5.75      05/01/2037            2,400,260
      3,221,813   FNMA #940518                                                          5.50      07/01/2037            3,220,770
      3,432,520   FNMA #944275                                                          5.50      07/01/2037            3,431,409
      1,294,284   FNMA #944357<<                                                        6.00      06/01/2022            1,323,535
      3,419,862   FNMA #944856                                                          5.50      07/01/2037            3,418,755
      3,520,936   FNMA #945032+/-                                                       5.77      08/01/2037            3,581,783
         88,361   FNMA #945657+/-                                                       6.23      09/01/2037               90,283
      2,343,856   FNMA #949593<<                                                        6.00      08/01/2022            2,396,827
      7,386,000   FNMA #995092                                                          6.50      12/01/2037            7,325,989
                                                                                                                      468,179,526
                                                                                                                 ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 4.48%
     34,500,000   GNMA%%                                                                6.00      01/01/2037           35,136,094
     15,500,000   GNMA%%                                                                5.50      01/01/2039           15,701,016
      7,926,725   GNMA #781840                                                          4.50      09/15/2034            7,831,882
      9,269,289   GNMA #782044<<                                                        6.50      12/15/2032            9,551,393
                                                                                                                       68,220,385
                                                                                                                 ----------------
TOTAL AGENCY SECURITIES (COST $782,376,506)                                                                           801,478,544
                                                                                                                 ----------------
ASSET BACKED SECURITIES: 10.74%
      3,908,000   AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES 2007-1
                     CLASS A3                                                           5.27      10/08/2009            3,852,772
      2,592,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A10
                     CLASS A+/-                                                         1.50      09/15/2015            1,858,095
      2,289,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A6
                     CLASS A6+/-                                                        4.80      07/15/2015            1,796,425
     11,091,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A11
                     CLASS A11+/-                                                       1.51      06/17/2019            6,803,734
      2,571,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A5
                     CLASS A5+/-                                                        1.48      01/15/2016            1,937,677
        867,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A7
                     CLASS A7+/-                                                        1.45      03/17/2014              738,689
      4,747,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2007-A4
                     CLASS A4+/-                                                        1.45      03/16/2015            3,607,110
      3,035,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2007-A6
                     CLASS A6+/-                                                        1.49      05/15/2013            2,727,566
     23,886,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A3
                     CLASS A3                                                           5.05      02/16/2016           20,304,457
      1,703,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A5
                     CLASS A5                                                           4.85      02/18/2014            1,552,959
        150,419   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2006-1 CLASS A1                                             5.96      07/25/2036              150,578
      2,337,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2006-1 CLASS A2                                             5.68      07/25/2036            2,348,461
      2,283,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2006-2 CLASS A2                                             5.56      09/25/2036            2,264,243
      1,234,788   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED
                     SERIES 2007-AHL1 CLASS A2A+/-                                      1.44      12/25/2036            1,075,939
      6,468,000   COMET SERIES 2007-A7 CLASS A7                                         5.75      07/15/2020            4,831,680
      2,536,686   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1
                     CLASS A2                                                           5.55      08/25/2021            2,171,728
      6,401,000   DAIMLER CHRYSLER MASTER OWNER TRUST SERIES 2006-A
                     Class A+/-(i)                                                      1.45      11/15/2011            5,923,240
        683,000   DISCOVER CARD MASTER TRUST I SERIES 2005-4 CLASS A2+/-                1.51      06/16/2015              493,656
      6,055,000   DISCOVER CARD MASTER TRUST I SERIES 2006-2 CLASS A3+/-                1.50      01/19/2016            4,472,268
      4,555,000   DISCOVER CARD MASTER TRUST SERIES 2007-A1 CLASS A1                    5.65      03/16/2020            3,429,534
      4,046,000   DISCOVER CARD MASTER TRUST SERIES 2007-A2 CLASS A2+/-                 3.16      06/15/2015            3,148,564
      4,274,000   DISCOVER CARD MASTER TRUST SERIES 2008-A3 CLASS A3                    5.10      10/15/2013            3,949,790
     11,958,000   DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                    5.65      12/15/2015           10,340,333
      3,607,000   DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++(i)           5.26      04/25/2037            2,522,059
      2,790,000   FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A4A                  5.15      02/15/2012            2,626,436

                   96 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------

ASSET BACKED SECURITIES (continued)
$       267,000   FORD CREDIT AUTO OWNER TRUST SERIES 2007-B CLASS A4A                  5.24%     07/15/2012     $        241,301
      4,834,000   FORD CREDIT FLOORPLAN MASTER OWNER TRUST SERIES 2006-4
                     CLASS A+/-(i)                                                      1.67      06/15/2013            3,907,424
      1,410,134   GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++            5.34      01/15/2010            1,407,453
        902,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2007-2 CLASS A4               5.12      08/15/2013              857,293
      3,640,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A              4.25      02/15/2013            3,473,112
        187,000   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2008-1 CLASS A4             4.88      08/18/2011              167,035
      7,068,000   HUNTINGTON AUTO TRUST SERIES 2008-1 CLASS A3A++(i)                    4.81      04/16/2012            6,433,697
      7,750,000   HUNTINGTON AUTO TRUST SERIES 2008-1 CLASS A4++(i)                     5.64      02/15/2013            6,720,772
      1,303,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2008-A CLASS A4                 5.48      11/17/2014            1,103,288
        792,308   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-             1.44      01/25/2037              731,756
        741,023   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-            1.45      12/25/2036              676,903
        996,266   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS
                     CLASS 2A1S+/-                                                      1.51      02/25/2047              944,189
      3,152,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2007-B CLASS A4            5.16      03/17/2014            2,944,492
         73,739   OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1
                     CLASS AF1                                                          5.42      12/25/2036               73,739
      7,940,000   SLM STUDENT LOAN TRUST SERIES 2005-6 CLASS A5B+/-                     4.74      07/27/2026            7,463,600
      3,772,000   SLM STUDENT LOAN TRUST SERIES 2006-5 CLASS A4+/-                      3.62      04/25/2023            3,305,044
      1,522,000   SLM STUDENT LOAN TRUST SERIES 2008-4 CLASS A4+/-                      5.19      07/25/2022            1,324,140
      8,040,000   SLM STUDENT LOAN TRUST SERIES 2008-6 CLASS A4+/-                      4.64      10/25/2014            6,807,305
      8,811,000   SLM STUDENT LOAN TRUST SERIES 2008-8 CLASS A4+/-                      5.04      04/25/2023            7,648,361
      1,767,000   SWIFT MASTER AUTO RECEIVABLES TRUST SERIES 2007-1
                     CLASS A+/-(i)                                                      1.52      06/15/2012            1,499,993
      3,549,740   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3             5.41      08/12/2011            3,423,119
      1,970,022   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3             5.26      11/14/2011            1,895,076
      2,677,000   VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2008-1 CLASS A3            4.50      07/20/2012            2,507,681
      3,318,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2006-A2A
                     CLASS A+++/-(i)               1.47       06/15/2015                                                2,654,400
        612,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2
                     CLASS A2+++/-(i)                                                   1.45      05/15/2014              499,800
TOTAL ASSET BACKED SECURITIES (COST $186,812,742)                                                                     163,638,966
                                                                                                                 ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 25.62%
      3,739,000   AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                       5.42      04/15/2037            2,857,718
      2,554,261   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2000-1 CLASS A2A+/-                                                7.33      11/15/2031            2,511,481
      1,172,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2002-PB2 CLASS B                                                   6.31      06/11/2035            1,052,166
      1,313,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2003-1 CLASS A2                                                    4.65      09/11/2036            1,081,082
        393,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2004-2 CLASS A5                                                    4.58      11/10/2038              303,189
      3,383,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2008-1 CLASS A4+/-                                                 6.16      02/10/2049            2,251,885
      8,944,276   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2000-WF1 CLASS A2+/-                                        7.78      02/15/2032            8,776,189
      2,117,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2001-TOP2 CLASS A2                                          6.48      02/15/2035            1,975,715
      1,040,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2001-TOP4 CLASS A3                                          5.61      11/15/2033              940,714
      2,657,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2002-PBW1 CLASS A2+/-                                       4.72      11/11/2035            2,235,534
      4,661,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2004-ESA CLASS C++                                          4.94      05/14/2016            4,640,345
        649,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                     SERIES 2004-PWR6 CLASS A6                                          4.83      11/11/2041              513,251
      4,142,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2008-C7
                     CLASS A4+/-                                                        6.10      04/01/2038            2,759,242
      3,198,939   CITIMORTGAGE ALTERNATIVE LOAN TRUST SERIES 2006-A1
                     CLASS 1A6(i)                                                       6.00      04/25/2036            1,670,447
      2,399,000   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4+/-            6.98      01/17/2032            2,157,614
      5,791,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2001-J2A
                     CLASS A2++                                                         6.10      07/16/2034            5,277,909
      2,376,918   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6
                     CLASS 2A1+/-                                                       1.47      07/25/2036            2,122,246
      1,960,578   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2001-CF2 CLASS A4                                           6.51      02/15/2034            1,845,854
      1,125,374   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2001-CK1 CLASS A3                                           6.38      12/18/2035            1,060,037
      3,284,468   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2001-CKN5 CLASS A4                                          5.44      09/15/2034            2,969,161
        907,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2002-CKN2 CLASS A3                                          6.13      04/15/2037              810,714
        943,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2002-CP5 CLASS A2                                           4.94      12/15/2035              787,006
      2,602,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2003-C4 CLASS A4+/-                                         5.14      08/15/2036            2,127,617
      2,159,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2003-C5 CLASS A4+/-                                         4.90      12/15/2036            1,722,105
      1,249,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2003-CK2 CLASS A4                                           4.80      03/15/2036            1,024,735
        831,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2003-CPN1 CLASS A2                                          4.60      03/15/2035              674,015
      3,560,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                     2001-CK3 CLASS A4                                                  6.53      06/15/2034            3,322,978

                   Wells Fargo Advantage Master Portfolios 97


Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     2,556,659   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2
                     CLASS A1B+/-                                                       7.30%     06/10/2032     $      2,529,162
      2,771,290   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG3
                     CLASS A1B                                                          7.34      10/10/2032            2,723,514
      2,387,921   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CKP1
                     CLASS A1B                                                          7.18      11/10/2033            2,300,441
      7,206,879   FHLB SERIES I7-2014 CLASS 1                                           5.34      03/20/2014            7,532,314
     14,144,856   FHLB SERIES VN-2015 CLASS A                                           5.46      11/27/2015           14,419,465
      4,798,000   FHLMC SERIES 2542 CLASS ES<<                                          5.00      12/15/2017            4,811,739
      3,954,000   FHLMC SERIES 2558 CLASS BD<<                                          5.00      01/15/2018            3,966,610
      2,534,415   FHLMC SERIES 2564 CLASS BQ                                            5.50      10/15/2017            2,635,817
      7,216,000   FHLMC SERIES 2590 CLASS BY                                            5.00      03/15/2018            7,234,139
      2,815,000   FHLMC SERIES 2590 CLASS NU                                            5.00      06/15/2017            2,863,928
      2,565,000   FHLMC SERIES 2623 CLASS AJ                                            4.50      07/15/2016            2,574,423
        347,000   FHLMC SERIES 2694 CLASS QG                                            4.50      01/15/2029              350,839
      1,217,532   FHLMC SERIES 2727 CLASS PW                                            3.57      06/15/2029            1,207,466
        735,734   FHLMC SERIES 2780 CLASS TB                                            3.00      12/15/2024              733,991
      2,808,000   FHLMC SERIES 2790 CLASS TN                                            4.00      05/15/2024            2,592,093
      2,932,000   FHLMC SERIES 2843 CLASS BC                                            5.00      08/15/2019            2,931,155
        247,433   FHLMC SERIES 3000 CLASS PA                                            3.90      01/15/2023              245,388
         25,000   FHLMC SERIES 3008 CLASS JM                                            4.50      07/15/2025               23,360
      3,509,876   FHLMC SERIES 3017 CLASS TA<<                                          4.50      08/15/2035            3,540,714
      1,748,500   FHLMC SERIES 3104 CLASS QC                                            5.00      09/15/2031            1,750,075
      2,780,196   FHLMC SERIES 3253 CLASS A                                             5.00      08/15/2020            2,797,044
      1,900,000   FHLMC SERIES 3268 CLASS HC                                            5.00      12/15/2032            1,844,152
      2,687,000   FHLMC SERIES 3289 CLASS PB                                            5.00      11/15/2029            2,680,929
      2,053,000   FHLMC SERIES 3298 CLASS VB                                            5.00      11/15/2025            1,966,231
      1,985,833   FHLMC SERIES 3313 CLASS GA                                            5.00      06/15/2033            1,997,393
      6,643,386   FHLMC SERIES 3316 CLASS HA<<                                          5.00      07/15/2035            6,594,699
      1,685,000   FHLMC SERIES 3317 CLASS PG                                            5.00      04/15/2036            1,629,913
      4,465,643   FHLMC SERIES 3325 CLASS JL                                            5.50      06/15/2037            4,625,868
      2,607,000   FHLMC SERIES 3372 CLASS BD                                            4.50      10/15/2022            2,447,994
      1,090,000   FHLMC SERIES 3460 CLASS PB                                            5.00      06/15/2031            1,105,469
      4,881,000   FHLMC SERIES 3460 CLASS PC<<                                          5.00      08/15/2034            4,857,411
      1,702,248   FHLMC SERIES 3465 CLASS HA                                            4.00      07/15/2017            1,683,058
      1,767,438   FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES 2006-FA6
                     CLASS 2A10(i)                                                      6.00      11/25/2036            1,593,233
      3,120,808   FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES 2006-RE1
                     CLASS A1(i)                                                        5.50      05/25/2035            1,612,094
      2,274,819   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                     CLASS A2                                                           7.39      12/15/2031            2,227,377
      1,629,768   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2000-C2
                     CLASS A2                                                           7.20      10/15/2032            1,564,300
      1,574,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
                     CLASS B                                                            6.42      12/12/2033            1,427,631
     43,862,146   FNMA SERIES 2001-81 CLASS HE                                          6.50      01/25/2032           46,011,383
        438,627   FNMA SERIES 2003-108 CLASS BE                                         4.00      11/25/2018              421,472
         63,278   FNMA SERIES 2003-113 CLASS PN                                         3.50      02/25/2013               63,176
      1,056,793   FNMA SERIES 2003-15 CLASS CH                                          4.00      02/25/2017            1,054,438
      1,254,984   FNMA SERIES 2003-16 CLASS PN                                          4.50      10/25/2015            1,258,697
      2,952,000   FNMA SERIES 2003-3 CLASS HJ                                           5.00      02/25/2018            2,955,129
        693,143   FNMA SERIES 2004-34 CLASS PI                                          3.50      05/25/2014              692,949
      1,797,098   FNMA SERIES 2004-60 CLASS PA                                          5.50      04/25/2034            1,821,514
      1,628,590   FNMA SERIES 2005-58 CLASS MA                                          5.50      07/25/2035            1,701,476
      3,147,000   FNMA SERIES 2007-113 CLASS DB<<                                       4.50      12/25/2022            2,936,736
        847,000   FNMA SERIES 2007-26 CLASS BA                                          5.50      05/25/2029              853,159
      6,486,435   FNMA SERIES 2007-30 CLASS MA                                          4.25      02/25/2037            6,414,332
      6,508,751   FNMA SERIES 2007-39 CLASS NA                                          4.25      01/25/2037            6,447,636
          3,177   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                     CLASS A3                                                           6.03      08/11/2033                3,065
      1,562,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-1A
                     CLASS A3                                                           6.27      12/10/2035            1,378,957
      4,214,730   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED+/-                   7.72      03/15/2033            4,132,032
      3,071,051   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2000-C2 CLASS A2+/-                                                7.46      08/16/2033            2,976,148
      7,256,845   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2000-C3 CLASS A2                                                   6.96      09/15/2035            6,907,842

                   98 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$    20,041,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2001-C2 CLASS A2                                                   6.70%     04/15/2034     $     18,733,261
      3,712,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2002-C3 CLASS A2                                                   4.93      07/10/2039            3,117,941
      1,228,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2003-C2 CLASS A2+/-                                                5.48      05/10/2040            1,012,352
      1,528,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2003-C3 CLASS A4                                                   5.02      04/10/2040            1,223,313
        136,518   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2004-C1 CLASS A1                                                   3.12      03/10/2038              135,573
        158,163   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                     2004-C2 CLASS A1                                                   3.90      08/10/2038              155,877
      1,195,889   GNMA SERIES 2006-3 CLASS A                                            4.21      01/16/2028            1,176,744
      1,693,000   GNMA SERIES 2006-37 CLASS JG                                          5.00      07/20/2036            1,648,427
      5,248,000   GS MORTGAGE SECURITIES CORPORATION II SERIES 2001-GL3A
                     CLASS A2+++/-                                                      6.45      08/05/2018            4,841,152
      8,374,468   GSR MORTGAGE LOAN TRUST SERIES 2006-8F CLASS 3A5(i)                   6.25      09/25/2036            8,271,195
        594,000   HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1
                     CLASS C+/-                                                         6.96      05/15/2031              589,171
      1,014,269   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2000-C10 CLASS A2+/-                                        7.37      08/15/2032              990,782
      5,636,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2001-CIB3 CLASS A3                                          6.47      11/15/2035            5,158,844
      1,152,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2002-CIB5 CLASS A2                                          5.16      10/12/2037              975,524
     12,176,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2003-CB7 CLASS A4+/-                                        4.88      01/12/2038            9,363,310
         64,907   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2004-C3 CLASS A1                                            3.77      01/15/2042               63,256
        513,222   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2005-LDP2 CLASS A1                                          4.33      07/15/2042              500,725
        443,312   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2005-LDP3 CLASS A1                                          4.66      08/15/2042              420,783
      1,995,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                     SERIES 2006-CB15 CLASS ASB+/-                                      5.79      06/12/2043            1,524,343
        910,911   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C4
                     CLASS A2                                                           7.37      08/15/2026              885,050
        397,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 1999-C2
                     CLASS B                                                            7.43      10/15/2032              388,520
      3,040,081   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C5
                     CLASS A2                                                           6.51      12/15/2026            2,879,578
      1,368,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2001-C2
                     CLASS A2                                                           6.65      11/15/2027            1,283,456
      4,857,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
                     CLASS A4                                                           5.59      06/15/2031            4,246,583
         24,015   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C5
                     CLASS A2                                                           3.48      07/15/2027               23,722
      2,590,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2004-KEY2 CLASS A4+/-             4.86      08/12/2039            1,968,583
        416,699   MORGAN STANLEY CAPITAL I SERIES 2002-IQ2 CLASS A3                     5.52      12/15/2035              412,550
      4,079,000   MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                     5.01      04/15/2038            3,420,575
      2,332,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ3 CLASS A4                     4.80      01/13/2041            1,830,976
      3,736,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                    5.04      01/14/2042            3,103,487
      3,526,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ7 CLASS AAB+/-                 5.18      11/14/2042            2,863,315
      2,738,135   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP1
                     CLASS A4                                                           6.66      02/15/2033            2,591,263
      3,312,900   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP3
                     CLASS A4                                                           6.39      07/15/2033            3,063,022
      6,199,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP5
                     CLASS A4                                                           6.39      10/15/2035            5,662,894
      3,800,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HQ2
                     CLASS A2                                                           4.92      03/12/2035            3,130,426
      2,818,000   NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1C          6.69      03/15/2030            2,631,014
      1,728,355   SALOMON BROTHERS MORTGAGE SECURITIES SERIES 2000-C3 CLASS A2          6.59      12/18/2033            1,643,201
      2,170,821   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2
                     CLASS A2                                                           4.47      03/18/2036            1,919,694
        100,225   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2
                     CLASS A+/-                                                         1.92      02/25/2028               91,126
      5,436,726   US BANK NA SERIES 2007-1 CLASS A                                      5.92      05/25/2012            5,830,835
      2,686,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1
                     CLASS A4(l)                                                        6.29      04/15/2034            2,374,589
      8,334,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
                     CLASS A4(l)                                                        4.98      11/15/2034            6,866,028
      1,926,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C5
                     CLASS A2(l)                                                        3.99      06/15/2035            1,518,176
      4,815,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6
                     CLASS A3+/-(l)                                                     4.96      08/15/2035            4,311,504
        455,535   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7
                     CLASS A1++(l)                                                      4.24      10/15/2035              416,053
      1,678,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                     CLASS A3(l)                                                        4.45      11/15/2035            1,530,199
        533,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10
                     CLASS A4(l)                                                        4.75      02/15/2041              404,350
      1,546,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11
                     CLASS A4(l)                                                        5.03      01/15/2041            1,276,552

                   Wells Fargo Advantage Master Portfolios 99


Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     3,031,000   Wachovia Bank Commercial Mortgage Trust Series 2006-C26
                     Class A3+/-(l)                                                     6.01%      06/15/2045    $      1,944,292
      1,886,000   Wachovia Bank Commercial Mortgage Trust Series 2006-C26
                     Class APB(l)                                                       6.00       06/15/2045           1,415,045
      1,631,800   Washington Mutual Mortgage Pass-Through Certificates Series
                     2006-AR12 Class 1A1+/-(i)                                          6.07       10/25/2036           1,352,347
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $416,768,732)                                                         390,304,097
                                                                                                                 ----------------
CORPORATE BONDS & NOTES: 15.14%
APPAREL & ACCESSORY STORES: 0.07%
      1,570,000   Nordstrom Incorporated                                                7.00       01/15/2038             997,526
                                                                                                                 ----------------
BUSINESS SERVICES: 0.18%
      2,995,000   Oracle Corporation                                                    5.75       04/15/2018           2,807,040
                                                                                                                 ----------------
CHEMICALS & ALLIED PRODUCTS: 0.16%
      2,800,000   Schering-Plough Corporation                                           6.55       09/15/2037           2,471,770
                                                                                                                 ----------------
COMMUNICATIONS: 1.86%
      1,229,000   AT&T Incorporated                                                     6.40       05/15/2038           1,007,174
     10,218,000   Comcast Cable Communications Holdings Incorporated                    8.38       03/15/2013          10,206,086
      3,805,000   Qwest Corporation                                                     7.50       10/01/2014           2,929,850
      2,120,000   SBC Communications                                                    5.10       09/15/2014           1,901,602
      1,135,000   Time Warner Entertainment Company LP                                  8.38       07/15/2033             975,885
        950,000   Verizon Communications Incorporated                                   8.75       11/01/2018             950,243
        925,000   Verizon Communications Incorporated                                   8.95       03/01/2039             949,036
      4,690,000   Verizon Wireless++                                                    7.38       11/15/2013           4,646,467
      4,690,000   Verizon Wireless++                                                    8.50       11/15/2018           4,732,149
                                                                                                                       28,298,492
                                                                                                                 ----------------
DEPOSITORY INSTITUTIONS: 1.90%
      3,850,000   American Express Bank FSB Series BKNT                                 5.50       04/16/2013           3,412,490
      1,125,000   Bank of America Corporation                                           5.38       06/15/2014           1,068,577
      2,640,000   Bank of America Corporation                                           5.65       05/01/2018           2,447,056
      2,455,000   Citigroup Incorporated                                                3.63       02/09/2009           2,431,152
     10,555,000   Citigroup Incorporated                                                6.50       08/19/2013          10,052,519
      3,370,000   Citigroup Incorporated<<                                              6.13       05/15/2018           3,080,129
      2,890,000   Citigroup Incorporated+/-                                             8.40       04/29/2049           1,706,401
      2,640,000   JPMorgan Chase & Company                                              6.40       05/15/2038           2,588,480
      2,380,000   PNC Funding Corporation                                               5.25       11/15/2015           2,187,820
                                                                                                                       28,974,624
                                                                                                                 ----------------
EATING & DRINKING PLACES: 0.10%
      2,175,000   Yum! Brands Incorporated                                              6.88       11/15/2037           1,520,414
                                                                                                                 ----------------
ELECTRIC UTILITIES: 0.09%
      1,320,000   Progress Energy Incorporated                                          6.85       04/15/2012           1,308,103
                                                                                                                 ----------------
ELECTRIC, GAS & SANITARY SERVICES: 1.98%
      1,900,000   Allegheny Energy Supply++                                             8.25       04/15/2012           1,786,000
      1,510,000   CMS Energy Corporation                                                6.55       07/17/2017           1,175,053
      1,480,000   Commonwealth Edison Company                                           6.15       09/15/2017           1,291,263
      4,791,000   DPL Incorporated                                                      6.88       09/01/2011           4,670,904
      2,195,000   Florida Power Corporation                                             6.40       06/15/2038           2,109,863
      4,035,000   Nevada Power Company Series A                                         8.25       06/01/2011           4,047,226
      2,335,000   PacifiCorp                                                            6.25       10/15/2037           2,158,677
      1,750,000   Spectra Energy Capital LLC                                            7.50       09/15/2038           1,335,185

                  100 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$     7,934,000   Taqa Abu Dhabi National Energy Company++                              5.62%      10/25/2012    $      6,914,759
      1,675,000   Virginia Electric & Power Company                                     8.88       11/15/2038           1,819,666
                                                                                                                       30,106,256
                                                                                                                 ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.06%
      1,050,000   Duke Energy Carolinas LLC                                             6.00       01/15/2038             962,177
                                                                                                                 ----------------
FOOD & KINDRED PRODUCTS: 0.34%
      5,330,000   Kraft Foods Incorporated                                              6.13       02/01/2018           4,912,922
        335,000   Kraft Foods Incorporated                                              6.13       08/23/2018             307,588
                                                                                                                        5,220,510
                                                                                                                 ----------------
HEALTH SERVICES: 0.12%
      3,580,000   Coventry Health Care Incorporated                                     5.95       03/15/2017           1,868,445
                                                                                                                 ----------------
HOLDING & OTHER INVESTMENT OFFICES: 0.49%
      6,880,000   Allied Capital Corporation(i)                                         6.63       07/15/2011           5,211,703
      2,640,000   Goldman Sachs Group Incorporated                                      5.15       01/15/2014           2,253,388
                                                                                                                        7,465,091
                                                                                                                 ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.16%
      2,290,000   International Business Machines Corporation                           7.63       10/15/2018           2,461,407
                                                                                                                 ----------------
INSURANCE CARRIERS: 0.32%
      1,285,000   ACE INA Holdings Incorporated                                         5.70       02/15/2017           1,081,939
        600,000   ACE INA Holdings Incorporated                                         6.70       05/15/2036             466,727
      2,475,000   Liberty Mutual Group++(i)                                             7.50       08/15/2036           1,583,010
      2,170,000   UnitedHealth Group Incorporated                                       6.88       02/15/2038           1,678,491
                                                                                                                        4,810,167
                                                                                                                 ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.82%
      1,000,000   American Express                                                      8.15       03/19/2038             928,014
      3,940,000   Credit Suisse New York                                                6.00       02/15/2018           3,331,629
      3,320,000   General Electric Capital Corporation Series MTNA                      3.75       12/15/2009           3,283,892
      2,650,000   JPMorgan Chase Bank National Series BKNT                              6.00       10/01/2017           2,459,253
      3,450,000   JPMorgan Chase Capital XXV                                            6.80       10/01/2037           2,535,605
                                                                                                                       12,538,393
                                                                                                                 ----------------
OFFICE EQUIPMENT: 0.24%
      1,810,000   Xerox Corporation                                                     5.50        05/15/2012          1,446,033
      3,145,000   Xerox Corporation                                                     6.35        05/15/2018          2,255,490
                                                                                                                        3,701,523
                                                                                                                 ----------------
OIL & GAS EXTRACTION: 1.10%
      4,666,000   Devon Financing Corporation                                           6.88       09/30/2011           4,682,756
        885,000   El Paso Natural Gas Company                                           5.95       04/15/2017             678,029
      2,200,000   Southern Natural Gas Company++                                        5.90       04/01/2017           1,683,000
      1,335,000   Weatherford International Incorporated                                5.95       06/15/2012           1,229,982
      1,655,000   Weatherford International Incorporated                                6.35       06/15/2017           1,429,410
      4,760,000   XTO Energy Incorporated                                               5.75       12/15/2013           4,474,262
      2,710,000   XTO Energy Incorporated                                               6.50       12/15/2018           2,501,514
                                                                                                                       16,678,953
                                                                                                                 ----------------

                   Wells Fargo Advantage Master Portfolios 101


Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
PHARMACEUTICALS: 0.59%
$     2,335,000   GlaxoSmithKline Capital Incorporated                                  6.38%      05/15/2038    $      2,209,316
      6,604,000   Wyeth                                                                 6.95       03/15/2011           6,830,550
                                                                                                                        9,039,866
                                                                                                                 ----------------
PIPELINES: 0.53%
      7,450,000   Kinder Morgan Incorporated                                            6.50       09/01/2012           5,960,000
      2,744,000   Plains All American Pipeline LP                                       6.50       05/01/2018           2,109,609
                                                                                                                        8,069,609
                                                                                                                 ----------------
PRIMARY METAL INDUSTRIES: 0.16%
      1,955,000   Alcoa Incorporated                                                    6.00       07/15/2013           1,677,584
        920,000   Corning Incorporated(i)                                               7.25       08/15/2036             683,757
                                                                                                                        2,361,341
                                                                                                                 ----------------
RAILROAD TRANSPORTATION: 0.11%
      1,785,000   Burlington Northern Santa Fe Corporation                              5.75       03/15/2018           1,627,501
                                                                                                                 ----------------
REAL ESTATE: 0.30%
      6,710,000   WEA Finance LLC++                                                     7.13       04/15/2018           4,584,903
                                                                                                                 ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.14%
      3,640,000   Health Care Properties Investors Incorporated                         5.65       12/15/2013           2,174,703
                                                                                                                 ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.13%
      4,852,000   Goldman Sachs Capital II+/-                                           5.79       12/29/2049           1,822,047
      2,235,000   Goldman Sachs Group Incorporated                                      5.13       01/15/2015           1,827,197
      5,650,000   Goldman Sachs Group Incorporated                                      6.75       10/01/2037           3,622,108
      4,642,000   Lazard Group LLC                                                      7.13       05/15/2015           2,882,803
      3,410,000   Lazard Group LLC                                                      6.85       06/15/2017           2,026,768
      6,560,000   Merrill Lynch & Company Incorporated Series MTN                       6.88       04/25/2018           6,177,145
      2,180,000   Morgan Stanley                                                        5.30       03/01/2013           1,862,575
      2,665,000   Morgan Stanley Series MTN                                             6.25       08/28/2017           2,179,946
      3,385,000   Morgan Stanley Series MTN                                             5.95       12/28/2017           2,723,679
      8,755,000   Morgan Stanley Series MTN                                             6.63       04/01/2018           7,261,099
                                                                                                                       32,385,367
                                                                                                                 ----------------
TOBACCO PRODUCTS: 0.56%
      5,120,000   Altria Group Incorporated                                             9.70       11/10/2018           5,181,015
      3,425,000   Altria Group Incorporated                                             9.95       11/10/2038           3,392,267
                                                                                                                        8,573,282
                                                                                                                 ----------------
TRANSPORTATION EQUIPMENT: 0.63%
      5,545,000   Daimler NA Holding Corporation                                        6.50       11/15/2013           4,165,459
        865,000   Daimler NA Holding Corporation                                        8.50       01/18/2031             642,038
      5,015,000   Daimler NA Holding Corporation Series MTN+/-                          3.17       03/13/2009           4,782,334
                                                                                                                        9,589,831
                                                                                                                 ----------------

TOTAL CORPORATE BONDS & NOTES (COST $265,519,655)                                                                     230,597,294
                                                                                                                 ----------------

FOREIGN CORPORATE BONDS: 3.54%
      2,175,000   AstraZeneca plc                                                       5.40       09/15/2012           2,250,503
      2,285,000   British Sky Broadcasting Group plc++                                  9.50       11/15/2018           2,297,293
      2,525,000   British Telecom plc                                                   9.13       12/15/2030           2,371,392
      2,910,000   Credit Suisse New York                                                5.00       05/15/2013           2,743,822
      1,485,000   Diageo Capital plc                                                    5.20       01/30/2013           1,422,857

                   102 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
FOREIGN CORPORATE BONDS (continued)
$       885,000   Diageo Capital plc                                                    5.75%      10/23/2017    $        799,793
      3,405,000   Export-Import Bank of Korea Eibkor                                    5.50       10/17/2012           3,011,757
      2,550,000   France Telecom SA                                                     7.75       03/01/2011           2,593,840
      1,940,000   HSBC Holdings plc                                                     6.80       06/01/2038           1,623,066
        930,000   Husky Energy Incorporated                                             6.80       09/15/2037             680,076
      1,211,000   Husky Oil Company                                                     7.55       11/15/2016           1,112,446
      1,490,000   Hutchison Whampoa International Limited++                             7.45       11/24/2033           1,215,274
      1,845,000   Petro Canada                                                          6.80       05/15/2038           1,312,098
      4,725,000   Petrobras International Finance Company                               5.88       03/01/2018           4,089,823
      2,395,000   Ras Laffan Liquefied Natural Gas Company Limited III++                6.33       09/30/2027           1,721,478
      4,760,000   Rio Tinto Finance USA Limited                                         5.88       07/15/2013           3,699,924
      2,655,000   Rio Tinto Finance USA Limited                                         6.50       07/15/2018           1,824,657
      1,220,000   Rogers Cable Incorporated                                             5.50       03/15/2014           1,106,890
      5,592,000   Rogers Wireless Incorporated                                          6.38       03/01/2014           5,008,972
      1,155,000   Telefonica Emisiones SAU                                              5.86       02/04/2013           1,062,638
      4,555,000   Telefonica Emisiones SAU                                              5.98       06/20/2011           4,356,712
      1,755,000   Thomson Reuters Corporation                                           5.95       07/15/2013           1,666,525
      1,380,000   Transcanada Pipelines Limited                                         7.25       08/15/2038           1,188,295
      2,292,000   Transocean Incorporated                                               6.00       03/15/2018           2,029,078
        910,000   Weatherford International Limited                                     7.00       03/15/2038             700,481
      2,720,000   Westfield Group++                                                     5.40       10/01/2012           2,128,305
TOTAL FOREIGN CORPORATE BONDS@ (COST $62,429,672)                                                                      54,017,995
                                                                                                                 ----------------
FOREIGN GOVERNMENT BONDS: 0.06%
        915,000   United Mexican States Series MTNA                                     5.88       01/15/2014             869,250
TOTAL FOREIGN GOVERNMENT BONDS@ (COST $914,113)                                                                           869,250
                                                                                                                 ----------------
US TREASURY SECURITIES: 5.70%
US TREASURY BONDS: 4.55%
      1,434,000   US Treasury Bond<<                                                    8.88       02/15/2019           2,091,736
      2,950,000   US Treasury Bond<<                                                    7.13       02/15/2023           4,023,523
     13,945,000   US Treasury Bond<<                                                    6.25       05/15/2030          19,058,896
     21,309,000   US Treasury Bond<<                                                    5.38       02/15/2031          26,491,413
      1,194,300   US Treasury Bond<<                                                    4.75       02/15/2037           1,450,328
        786,100   US Treasury Bond<<                                                    5.00       05/15/2037             990,609
     13,093,000   US Treasury Bond<<                                                    4.38       02/15/2038          15,168,450
                                                                                                                       69,274,955
                                                                                                                 ----------------
US TREASURY NOTES: 1.15%
         20,000   US Treasury Note                                                      4.63       10/31/2011              21,980
      1,400,000   US Treasury Note<<                                                    3.13       09/30/2013           1,481,703
      1,212,000   US Treasury Note<<                                                    4.75       08/15/2017           1,378,555
      2,949,000   US Treasury Note<<                                                    3.50       02/15/2018           3,083,778
      3,203,000   US Treasury Note<<                                                    4.00       08/15/2018           3,491,770
      2,617,000   US Treasury Note<<                                                    3.75       11/15/2018           2,793,239
     10,967,000   US Treasury Note<<##                                                  3.89       11/15/2027           5,280,616
                                                                                                                       17,531,641
                                                                                                                 ----------------
TOTAL US TREASURY SECURITIES (COST $79,373,059)                                                                        86,806,596
                                                                                                                 ----------------

                  Wells Fargo Advantage Master Portfolios 103


Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

SHARES            SECURITY NAME                                                                                        VALUE
---------------   ------------------------------------------------------------                                   ----------------
COLLATERAL FOR SECURITIES LENDING: 18.88%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.62%
     13,782,138   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                      $     13,782,138
     13,782,138   DAILY ASSETS FUND INSTITUTIONAL                                                                      13,782,138
     13,782,138   DREYFUS CASH MANAGEMENT FUND                                                                         13,782,138
     13,782,138   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      13,782,138
                                                                                                                       55,128,552
                                                                                                                 ----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
---------------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 15.26%
$     2,557,510   BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                              1.25%     12/01/2008            2,557,510
     78,146,142   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $78,147,965)         0.28      12/01/2008           78,146,142
      5,529,337   BANK OF IRELAND                                                       0.30      12/01/2008            5,529,337
      2,557,510   BNP PARIBAS PARIS                                                     1.00      12/01/2008            2,557,510
      1,590,520   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00      02/25/2008               26,244
      4,972,936   CITIBANK CREDIT CARD ISSUANCE TRUST++                                 1.20      12/01/2008            4,972,605
     85,250,337   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $85,252,468)               0.30      12/01/2008           85,250,337
      3,836,265   DEXIA CREDIT LOCAL DE FRANCE SA                                       1.70      12/01/2008            3,836,265
      5,115,020   FORTIS BANK (GRAND CAYMAN)                                            1.05      12/01/2008            5,115,020
      3,338,447   GRYPHON FUNDING LIMITED(a)(i)                                         0.00      08/23/2009            1,416,503
      5,399,188   MONT BLANC CAPITAL CORPORATION++                                      1.25      12/01/2008            5,398,813
      2,557,510   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MONEY MARKET SECURITIES (MATURITY VALUE $2,557,776)                1.25      12/01/2008            2,557,510
     16,481,732   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $16,482,075)            0.25      12/01/2008           16,481,732
      2,557,510   NATIXIS                                                               1.00      12/01/2008            2,557,510
      2,841,678   SCALDIS CAPITAL LLC++                                                 1.65      12/01/2008            2,841,417
      4,731,394   SOCIETE GENERALE (CAYMAN LSLANDS)                                     0.75      12/01/2008            4,731,394
      3,552,097   VICTORIA FINANCE LLC+++/-####(a)(i)                                   1.92      05/02/2008            2,379,905
      3,552,097   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.85      08/07/2008            2,379,905
      5,683,356   VICTORIA FUNDING LLC+++/-####(a)(i)                                   2.22      04/03/2008            3,807,848
                                                                                                                      232,543,507
                                                                                                                 ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $295,113,697)                                                           287,672,059
                                                                                                                 ----------------

SHARES
---------------
SHORT-TERM INVESTMENTS: 4.09%
     62,358,287   WELLS FARGO ADVANTAGE CASH INVESTMENT FUND~++                                                        62,358,287
                                                                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $62,358,287)                                                                        62,358,287
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,151,666,463)*                                                  136.38%                                  $  2,077,743,088
OTHER ASSETS AND LIABILITIES, NET                                       (36.38)                                      (554,250,067)
                                                                        ------                                   ----------------
TOTAL NET ASSETS                                                        100.00%                                  $  1,523,493,021
                                                                        ------                                   ----------------

                   104 Wells Fargo Advantage Master Portfolios


                         Portfolio of Investments--November 30, 2008 (Unaudited)

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
SCHEDULE OF SECURITIES SOLD SHORT: (2.64%)
FEDERAL HOME LOAN MORTGAGE CORPORATION: (0.27%)
$    (2,000,000)  FHLMC%%                                                               5.50%     01/01/2009     $     (2,026,250)
     (2,000,000)  FHLMC%%                                                               5.50      12/01/2009           (2,028,750)
                                                                                                                       (4,055,000)
                                                                                                                 ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: (2.38%)
    (19,100,000)  FNMA%%                                                                5.50      12/01/2009          (19,428,291)
    (16,500,000)  FNMA%%                                                                5.50      12/01/2009          (16,773,273)
                                                                                                                      (36,201,564)
                                                                                                                 ----------------
TOTAL SHORT SALES (PREMIUM RECEIVED $(39,600,438))                                                                    (40,256,564)
                                                                                                                 ----------------

---------
<<   All or a portion of this security is on loan. (See Note 2)

%%   Securities issued on a when-issued (TBA) basis. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

@    Foreign bond principal is denominated in US dollars.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

(l)  Long-term security of an affiliate of the Fund with a cost of $26,372,066.

++   Short-term security of an affiliate of the Fund with a cost of $62,358,287.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                   106 Wells Fargo Advantage Master Portfolios


             Statements of Assets and Liabilities--November 30, 2008 (Unaudited)

                                                                       Inflation-       Managed                         Total
                                                                        Protected        Fixed         Stable          Return
                                                                          Bond          Income         Income           Bond
                                                                        Portfolio      Portfolio      Portfolio      Portfolio
                                                                      ------------   ------------   ------------   --------------
ASSETS
   Investments
      In securities, at market value (including securities on
      loan) ......................................................   $  129,447,925   $494,020,359   $342,107,630   $1,705,655,954
      Collateral received for securities loaned (Note 2) .........       61,663,712     48,414,332     25,022,756      287,672,059
      In affiliates ..............................................        4,122,740     64,301,376     76,820,561       84,415,075
                                                                       ------------   ------------   ------------   --------------
   Total investments at market value (see cost below) ............      195,234,377    606,736,067    443,950,947    2,077,743,088
                                                                       ------------   ------------   ------------   --------------
   Cash ..........................................................                0        661,500              0          100,000
   Variation margin receivable on futures contracts ..............                0        103,359              0                0
   Receivable for investments sold ...............................                0     43,921,047        548,747      540,083,414
   Receivables for dividends and interest ........................        1,013,932      5,868,819      2,201,460       20,332,600
                                                                       ------------   ------------   ------------   --------------
   Total assets ..................................................      196,248,309    657,290,792    446,701,154    2,638,259,102
                                                                       ------------   ------------   ------------   --------------
LIABILITIES
   Securities sold short, at fair value ..........................                0              0              0       40,256,564
   Payable for investments purchased .............................                0     77,346,714              0      778,038,573
   Payable upon receipt of securities loaned (Note 2) ............       62,702,650     50,069,107     26,201,491      295,964,766
   Payable to investment advisor and affiliates (Note 3) .........            8,906        145,161        147,379          489,429
   Accrued expenses and other liabilities ........................           36,986         15,350         15,155           16,749
                                                                       ------------   ------------   ------------   --------------
Total liabilities ................................................       62,748,542    127,576,332     26,364,025    1,114,766,081
                                                                       ------------   ------------   ------------   --------------
TOTAL NET ASSETS .................................................     $133,499,767   $529,714,460   $420,337,129   $1,523,493,021
                                                                       ============   ============   ============   ==============
Investments at cost ..............................................     $211,278,142   $672,844,251   $501,873,314   $2,151,666,463
                                                                       ------------   ------------   ------------   --------------
Securities on loan, at market value (Note 2) .....................     $ 61,604,923   $ 48,788,747   $ 25,043,866   $  288,461,398
                                                                       ------------   ------------   ------------   --------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 107


Statements of Operations--For the Six Months Ended November 30, 2008 (Unaudited)

                                                                       Inflation-        Managed                          Total
                                                                        Protected         Fixed          Stable          Return
                                                                          Bond           Income          Income           Bond
                                                                        Portfolio       Portfolio       Portfolio       Portfolio
                                                                      ------------    ------------    ------------    ------------
INVESTMENT INCOME
   Interest .......................................................   $  5,505,817    $ 17,843,311    $  9,241,172    $ 44,674,200
   Income from affiliated securities ..............................         14,880         532,994         957,167       1,048,371
   Securities lending income ......................................        132,341         124,764          29,512         632,299
                                                                      ------------    ------------    ------------    ------------
Total investment income ...........................................      5,653,038      18,501,069      10,227,851      46,354,870
                                                                      ------------    ------------    ------------    ------------
EXPENSES
   Advisory fees ..................................................        315,063       1,342,105         945,042       3,157,274
   Custody fees ...................................................         15,753          68,255          47,257         169,731
   Professional fees ..............................................         15,490          19,859          16,473          19,971
   Shareholder reports ............................................          3,361           2,133           1,889           4,114
   Trustees' fees .................................................          4,323           4,323           4,323           4,323
   Other fees and expenses ........................................          1,062           2,515           1,428           7,097
                                                                      ------------    ------------    ------------    ------------
Total expenses ....................................................        355,052       1,439,190       1,016,412       3,362,510
                                                                      ------------    ------------    ------------    ------------
LESS
   Waived fees and reimbursed expenses (Note 3) ...................        (73,160)       (270,501)        (40,483)         (8,067)
   Net expenses ...................................................        281,892       1,168,689         975,929       3,354,443
                                                                      ------------    ------------    ------------    ------------
Net investment income (loss) ......................................      5,371,146      17,332,380       9,251,922      43,000,427
                                                                      ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
   translation ....................................................     (1,205,876)     (7,054,828)         (1,752)    (14,429,526)
   Collateral received for securities loaned ......................        (74,627)       (166,075)        (83,922)       (851,069)
   Futures transactions ...........................................        117,294       3,104,256               0               0
   Options, swap agreements and short sale transactions ...........              0         414,069               0               0
                                                                      ------------    ------------    ------------    ------------
Net realized gain and loss from investments .......................     (1,163,209)     (3,702,578)        (85,674)    (15,280,595)
                                                                      ------------    ------------    ------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
   translation ....................................................    (19,180,216)    (42,116,511)    (32,877,174)    (58,052,490)
   Collateral received for securities loaned ......................       (351,647)       (468,981)       (284,496)     (2,358,728)
   Futures transactions ...........................................              0       1,148,195               0               0
   Options, swap agreements and short sale transactions ...........              0         198,700               0        (656,126)
                                                                      ------------    ------------    ------------    ------------
Net change in unrealized appreciation (depreciation) of
   investments ....................................................   (19,531,863)    (41,238,597)    (33,161,670)    (61,067,344)
                                                                      ------------    ------------    ------------    ------------
Net realized and unrealized gain (loss) on investments ............    (20,695,072)    (44,941,175)    (33,247,344)    (76,347,939)
                                                                      ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $(15,323,926)   $(27,608,795)   $(23,995,422)   $(33,347,512)
                                                                      ============    ============    ============    ============

The accompanying notes are an integral part of these financial statements.

                  108 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                               INFLATION-PROTECTED BOND PORTFOLIO
                                                                               ----------------------------------
                                                                                    For the
                                                                                Six Months Ended     For the
                                                                               November 30, 2008    Year Ended
                                                                                  (Unaudited)      May 31, 2008
                                                                               -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................      $167,675,358     $ 195,213,636
OPERATIONS
   Net investment income (loss) ............................................         5,371,146        10,089,712
   Net realized gain (loss) on investments .................................        (1,163,209)        1,935,040
   Net change in unrealized appreciation (depreciation) of investments .....       (19,531,863)        9,638,550
                                                                                  ------------     -------------
Net increase (decrease) in net assets resulting from operations ............       (15,323,926)       21,663,302
                                                                                  ------------     -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...........................................................        41,601,925        68,293,725
   Withdrawals .............................................................       (60,453,590)     (117,495,305)
                                                                                  ------------     -------------
Net increase (decrease) from transactions in investors' beneficial
   interests ...............................................................      (18,851,665)      (49,201,580)
                                                                                  ------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................       (34,175,591)      (27,538,278)
                                                                                  ============     =============
ENDING NET ASSETS ..........................................................      $133,499,767     $ 167,675,358
                                                                                  ============     =============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 109


Statements of Changes in Net Assets

  MANAGED FIXED INCOME PORTFOLIO         STABLE INCOME PORTFOLIO            TOTAL RETURN BOND PORTFOLIO
---------------------------------   ---------------------------------   ----------------------------------
     For the                             For the                             For the
 Six Months Ended      For the       Six Months Ended      For the       Six Months Ended       For the
November 30, 2008     Year Ended    November 30, 2008     Year Ended    November 30, 2008     Year Ended
   (Unaudited)       May 31, 2008      (Unaudited)       May 31, 2008      (Unaudited)       May 31, 2008
-----------------   -------------   -----------------   -------------   -----------------   --------------
  $ 774,310,509     $ 997,987,402     $ 511,549,484     $ 600,278,127    $1,816,941,206     $1,878,845,069
     17,332,380        46,634,496         9,251,922        26,761,594        43,000,427         94,870,948
     (3,702,578)       13,119,597           (85,674)        1,293,444       (15,280,595)        27,408,655
    (41,238,597)      (16,736,169)      (33,161,670)      (22,133,282)      (61,067,344)         3,113,584
  -------------     -------------     -------------     -------------    --------------     --------------
    (27,608,795)       43,017,924       (23,995,422)        5,921,756       (33,347,512)       125,393,187
  -------------     -------------     -------------     -------------    --------------     --------------


    142,404,599       258,697,887        28,826,451       109,900,777       157,115,856        438,744,029
   (359,391,853)     (525,392,704)      (96,043,384)     (204,551,176)     (417,216,529)      (626,041,079)
  -------------     -------------     -------------     -------------    --------------     --------------
   (216,987,254)     (266,694,817)      (67,216,933)      (94,650,399)     (260,100,673)      (187,297,050)
  -------------     -------------     -------------     -------------    --------------     --------------
   (244,596,049)     (223,676,893)      (91,212,355)      (88,728,643)     (293,448,185)       (61,903,863)
  =============     =============     =============     =============    ==============     ==============
  $ 529,714,460     $ 774,310,509     $ 420,337,129     $ 511,549,484    $1,523,493,021     $1,816,941,206
  =============     =============     =============     =============    ==============     ==============

                   110 Wells Fargo Advantage Master Portfolios


                                                            Financial Highlights

                                                                   Ratio to Average Net Assets
                                                                         (Annualized)(1)
                                                            ----------------------------------------
                                                                Net
                                                            Investment                                           Portfolio
                                                              Income      Gross   Expenses     Net      Total     Turnover
                                                              (Loss)    Expenses   Waived   Expenses  Return(2)    Rate(9)
                                                            ----------  --------  --------  --------  ---------  ---------
INFLATION-PROTECTED BOND PORTFOLIO
June 1, 2008 to November 30, 2008 (Unaudited) ............     6.82%      0.45%   (0.09)%     0.36%    (10.08)%     26%
June 1, 2007 to May 31, 2008 .............................     5.78%      0.48%   (0.08)%     0.40%     12.78%      40%
June 1, 2006 to May 31, 2007 .............................     4.39%      0.49%   (0.15)%     0.34%      4.31%      37%
July 25, 2005(3) to May 31, 2006 .........................     4.29%      0.52%    0.00%      0.52%     (1.77)%     47%

MANAGED FIXED INCOME PORTFOLIO
June 1, 2008 to November 30, 2008 (Unaudited) ............     5.08%      0.42%   (0.08)%     0.34%     (4.33)%     73%
June 1, 2007 to May 31, 2008 .............................     5.23%      0.46%   (0.16)%     0.30%      4.24%      32%
June 1, 2006 to May 31, 2007 .............................     5.23%      0.45%   (0.18)%     0.27%      6.72%      30%
June 1, 2005 to May 31, 2006 .............................     5.02%      0.45%   (0.27)%     0.19%      0.12%      25%
June 1, 2004 to May 31, 2005 .............................     4.70%      0.49%   (0.14)%     0.35%      7.02%      53%
June 1, 2003 to May 31, 2004 .............................     5.10%      0.53%   (0.28)%     0.25%      1.45%      50%

STABLE INCOME PORTFOLIO
June 1, 2008 to November 30, 2008 (Unaudited) ............     3.92%      0.43%   (0.02)%     0.41%     (5.13)%      1%
June 1, 2007 to May 31, 2008 .............................     4.67%      0.47%   (0.14)%     0.33%      0.78%      22%
June 1, 2006 to May 31, 2007 .............................     4.67%      0.47%   (0.10)%     0.37%      5.30%      21%
June 1, 2005 to May 31, 2006 .............................     4.29%      0.47%   (0.03)%     0.44%      2.91%      23%
June 1, 2004 to May 31, 2005 .............................     2.06%      0.48%   (0.12)%     0.36%      2.47%      43%
June 1, 2003 to May 31, 2004 .............................     2.00%      0.52%   (0.13)%     0.39%      0.88%      92%

TOTAL RETURN BOND PORTFOLIO
June 1, 2008 to November 30, 2008 (Unaudited) ............     5.07%      0.40%    0.00%(8)   0.40%     (2.00)%    317%(7)
June 1, 2007 to May 31, 2008 .............................     5.05%      0.42%   (0.02)%     0.40%      6.72%     572%(6)
June 1, 2006 to May 31, 2007 .............................     5.02%      0.42%   (0.03)%     0.39%      6.76%     665%(5)
July 25, 2005(3) to May 31, 2006 .........................     4.44%      0.43%    0.00%      0.43%     (0.16)%    704%(4)

----------
(1.) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
     (Note 3).

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3.) Commencement of operations.

(4.) Portfolio turnover ratio excluding TBAs is 431%.

(5.) Portfolio turnover ratio excluding TBAs is 335%.

(6.) Portfolio turnover ratio excluding TBAs is 316%.

(7.) Portfolio turnover ratio excluding TBAs is 123%.

(8.) Amount calculated is less than .005%.

(9.) Portfolio turnover rates presented for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 111


Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of November 30, 2008, the Trust has 23 separate investment portfolios. These financial statements present the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio (each, a "Fund" or a "Portfolio" and collectively, the "Funds" or the "Portfolios").

Interests in the Funds are sold without any sales charge solely in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

                  112 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Funds' investments in securities:

                                                                                    Total Fair Value
                                        Level 1         Level 2         Level 3     as of 11/30/2008
                                     ------------   --------------   ------------   ----------------
INFLATION PROTECTED BOND PORTFOLIO   $ 15,939,776   $  177,148,829   $  2,145,772    $  195,234,377
MANAGED FIXED INCOME PORTFOLIO         69,733,371      518,243,053     18,759,643       606,736,067
STABLE INCOME PORTFOLIO                76,234,440      338,904,456     28,812,051       443,950,947
TOTAL RETURN BOND PORTFOLIO           117,486,839    1,843,958,720    116,297,529     2,077,743,088

The following is a summary of the inputs used as of November 30, 2008 in valuing the Funds' investments in other financial instruments:*

                                                                     Total Unrealized
                                                                       Appreciation/
                                      Level 1    Level 2   Level 3    (Depreciation)
                                     ---------   -------   -------   ----------------
INFLATION PROTECTED BOND PORTFOLIO   $       0      $0       $0         $       0
MANAGED FIXED INCOME PORTFOLIO         706,289       0        0           706,289
STABLE INCOME PORTFOLIO                      0       0        0                 0
TOTAL RETURN BOND PORTFOLIO           (656,126)      0        0          (656,126)

* Other financial instruments include: futures, options, sale commitments, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                             INFLATION       MANAGED        STABLE
                                             PROTECTED    FIXED INCOME      INCOME      TOTAL RETURN
                                             PORTFOLIO      PORTFOLIO     PORTFOLIO    BOND PORTFOLIO
                                            -----------   ------------   -----------   --------------
Balance as of 05/31/2008                    $ 6,604,921   $30,717,480    $35,588,953    $ 63,481,391
   Accrued discounts (premiums)                       0       105,469         87,237           5,855
   Realized gain (loss)                         (74,626)     (164,837)       (83,948)     (1,163,214)
   Unrealized appreciation (depreciation)      (351,648)   (5,202,109)    (2,111,276)     (3,598,086)
   Net purchases (sales)                     (4,032,875)   (6,696,360)    (4,668,915)     57,571,583
   Transfer in (out) of Level 3                       0             0              0               0
Balance as of 11/30/2008                    $ 2,145,772   $18,759,643    $28,812,051    $116,297,529

                  Wells Fargo Advantage Master Portfolios 113


Notes to Financial Statements

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of November 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2005; May 31, 2006; May 31, 2007; May 31, 2008) are
subject to examination by the Internal Revenue Service and state departments of revenue.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

As of November 30, 2008, the Fund listed below held the following future contracts:

                                                                                         Net Unrealized
                                                              Expiration     Notional     Appreciation
PORTFOLIO                        Contracts        Type           Date         Amount     (Depreciation)
---------                        ---------   --------------   ----------   -----------   --------------
MANAGED FIXED INCOME PORTFOLIO   245 Long    U.S. Long Bond   March 2009   $30,527,383       $706,289

TBA SALE COMMITMENTS

A Fund may enter into To Be Announced ("TBA") sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at six-month period ended November 30, 2008, are listed after the Fund's Portfolio of Investments.

                   114 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

At November 30, 2008 the Funds had no open swap contracts.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans is generally invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money

                   Wells Fargo Advantage Master Portfolios 115


Notes to Financial Statements

market instruments) that have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds'custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six-month period ended November 30, 2008, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. The value of the securities on loan, the related collateral and the liability to return the collateral at November 30, 2008, are shown on the Statements of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of November 30, 2008, the following Funds owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                  Defaulted SIVs
PORTFOLIO                        ($Market Value)   % of Net Assets
---------                        ---------------   ---------------
INFLATION-PROTECTED PORTFOLIO       $1,842,139          1.38%
MANAGED FIXED INCOME PORTFOLIO       1,446,328          0.27%
STABLE INCOME PORTFOLIO                747,530          0.18%
TOTAL RETURN PORTFOLIO               8,593,902          0.56%

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

                   116 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. As of November 30, 2008, Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                             Advisory Fees                                            Subadvisory
                                                             (% of Average                                             Fees (% of
                                           Average Daily         Daily                             Average Daily     Average Daily
PORTFOLIO                                   Net Assets        Net Assets)       Subadviser          Net Assets        Net Assets)
---------                               ------------------   -------------   ----------------   ------------------   -------------
INFLATION-PROTECTED BOND PORTFOLIO(1)   First $500 million       0.400       Wells Capital      First $100 million       0.200
                                        Next $500 million        0.375       Management         Next $200 million        0.175
                                        Next $2 billion          0.350       Incorporated       Next $200 million        0.150
                                        Next $2 billion          0.325                          Over $500 million        0.100
                                        Over $5 billion          0.300
MANAGED FIXED INCOME PORTFOLIO(1, 2)    First $500 million       0.400       Galliard Capital   First $500 million       0.100
                                        Next $500 million        0.375       Management         Next $1 billion          0.050
                                        Next $2 billion          0.350       Incorporated       Over $1.5 billion        0.030
                                        Next $2 billion          0.325
                                        Over $5 billion          0.300
STABLE INCOME PORTFOLIO(1, 2)           First $500 million       0.400       Galliard Capital   First $500 million       0.100
                                        Next $500 million        0.375       Management         Next $1 billion          0.050
                                        Next $2 billion          0.350       Incorporated       Over $1.5 billion        0.030
                                        Next $2 billion          0.325
                                        Over $5 billion          0.300
TOTAL RETURN BOND PORTFOLIO(1)          First $500 million       0.400       Wells Capital      First $100 million       0.200
                                        Next $500 million        0.375       Management         Next $200 million        0.175
                                        Next $2 billion          0.350       Incorporated       Next $200 million        0.150
                                        Next $2 billion          0.325                          Over $500 million        0.100
                                        Over $5 billion          0.300

(1.) Prior to June 1, 2008, the following advisory fee schedule was charged to the Portfolio as a percentage of the Portfolio's daily net assets: 0.45% for the first $500 million; 0.40% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

(2.) Assets of the Managed Fixed Income Portfolio and Stable Income Portfolio are combined for purposes of determining the appropriate sub-advisory fee payable to Galliard Capital Management Incorporated for such Portfolios, and the breakpoints set forth above are based on the combined assets of such Portfolios.

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                   % of Average
PORTFOLIO        Daily Net Assets
---------        ----------------
All Portfolios         0.02

OTHER FEES AND EXPENSES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust. PNC currently does not receive a fee for its services for the Income Master Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

                   Wells Fargo Advantage Master Portfolios 117


Notes to Financial Statements

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on each Fund's Statement of Operations, for the six-month period ended November 30, 2008, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees collected.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six-month period ended November 30, 2008, were as follows:

PORTFOLIO                            Purchases at Cost   Sales Proceeds
---------                            -----------------   --------------
INFLATION-PROTECTED BOND PORTFOLIO     $   40,354,487    $   60,378,194
MANAGED FIXED INCOME PORTFOLIO            490,439,656       681,118,857
STABLE INCOME PORTFOLIO                     5,161,219         7,066,451
TOTAL RETURN BOND PORTFOLIO             5,777,504,085     5,871,750,658

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of November 30, 2008, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

                     118 Wells Fargo Advantage Income Funds


                                                               Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                      Position Held and                                                                                    Other
Name and Age          Length of Service(2)       Principal Occupations During Past Five Years                          Directorships
------------          -------------------------  --------------------------------------------------------------------  -------------
Thomas S. Goho        Trustee, since 1987        Co-Director for the Calloway School of Stephens University of Wake    None
66                                               Forest University. Prior thereto, the Thomas Goho Chair of Finance of Wake Forest University, Calloway School of Business and
                                                 Accountancy, from 2006-2007 and Associate Professor of Finance from 1999-2005.

Peter G. Gordon       Trustee, since 1998;       President and Co-Founder of Crystal Geyser Water Company.             None
66                    Chairman, since 2005
                      (Lead Trustee since 2001)

Judith M. Johnson     Trustee, since 2008        Retired. Prior thereto, Chief Executive Officer and Chief Investment  None
59                                               Officer of Minneapolis Retirement Fund from 1996 to 2008.

Olivia S. Mitchell    Trustee, since 2006        Professor of Insurance and Risk Management, Wharton School,           None
55                                               University of Pennsylvania. Director of the Boettner Center on
                                                 Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate, National
                                                 Bureau of Economic Research.

Timothy J. Penny      Trustee, since 1996        President and CEO of Southern Minnesota Initiative Foundation,        None
57                                               a non-profit organization since 2007 and Senior Fellow at the
                                                 Humphrey Institute Policy Forum at the University of Minnesota
                                                 since 1995.

Donald C. Willeke     Trustee, since 1996        Principal of the law firm of Willeke & Daniels.                       None
68

                     Wells Fargo Advantage Income Funds 119


Other Information

INTERESTED TRUSTEE(3)

                      Position Held and                                                                                    Other
Name and Age          Length of Service(2)       Principal Occupations During Past Five Years                          Directorships
------------          -------------------------  --------------------------------------------------------------------  -------------
J. Tucker Morse(4)    Trustee, since 1987        Private Investor/Real Estate Developer. Prior thereto, Chairman of    None
64                                               Whitepoint Capital, LLC until 2004.

ADVISORY BOARD TRUSTEES

                      Position Held and                                                                                    Other
Name and Age          Length of Service(2)       Principal Occupations During Past Five Years                          Directorships
------------          -------------------------  --------------------------------------------------------------------  -------------
Isaiah Harris, Jr.    Advisory Board             Retired. Prior thereto, President and CEO of BellSouth Advertising    CIGNA
56                    Trustee, since 2008        and Publishing Corp from 2005 to 2007, President of BellSouth         Corporation
                                                 Enterprises from 2004 to 2005 and President of BellSouth Consumer     Deluxe
                                                 Services from 2000 to 2003. Currently a member of the Iowa State      Corporation
                                                 University Foundation Board of Governors and a member of the
                                                 Advisory Board of Iowa State University School of Business.

David F. Larcker      Advisory Board             James Irvin Miller Professor of Accounting at the Graduate            None
58                    Trustee, since 2008        School of Business, Stanford University, Director of Corporate
                                                 Governance Research Program and Co-Director of The Rock Center
                                                 for Corporate Governance since 2006. Member of the Advisory Board for the Center for Excellence in Accounting and Security Analysis at
                                                 Columbia University since 2003. From 2005 to 2006, Professor of
                                                 Accounting at the Graduate School of Business, Stanford University.
                                                 Prior thereto, Ernst & Young Professor of Accounting at The Wharton
                                                 School, University of Pennsylvania from 1985 to 2005.

OFFICERS

                      Position Held and                                                                                    Other
Name and Age          Length of Service(2)       Principal Occupations During Past Five Years                          Directorships
------------          -------------------------  --------------------------------------------------------------------  -------------
Karla M. Rabusch      President, since 2003      Executive Vice President of Wells Fargo Bank, N.A. and President of   None
49                                               Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management,
                                                 LLC from 2001 to 2003.

C. David Messman      Secretary, since 2000;     Senior Vice President and Secretary of Wells Fargo Funds Management,  None
48                    Chief Legal Counsel,       LLC since 2001. Vice President and Managing Senior Counsel of
                      since 2003                 Wells Fargo Bank, N.A. since 1996.

Stephen W. Leonhardt  Treasurer, since 2007      Vice President and Manager of Fund Accounting, Reporting and Tax for  None
49                                               Wells Fargo Funds Management, LLC since 2007. Director of Fund
                                                 Administration and SEC Reporting for TIAA-CREF from 2005 to 2007.
                                                 Chief Operating Officer for UMB Fund Services, Inc. from 2004 to
                                                 2005. Controller for Sungard Transaction Networks from 2002 to 2004.

Debra Ann Early       Chief Compliance Officer,  Chief Compliance Officer of Wells Fargo Funds Management, LLC         None
44                    since 2007                 since 2007. Chief Compliance Officer of Parnassus Investments from
                                                 2005 to 2007. Chief Financial Officer of Parnassus Investments from
                                                 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP
                                                 from 1998 to 2004.

(1.) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) As of May 31, 2008, one of the nine Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

(4.) Retired as Interested Trustee effective December 31, 2008.

                     120 Wells Fargo Advantage Income Funds


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
CIFG  -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Farm Service Agency
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
HUD   -- Housing & Urban Development
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

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

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More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE


(C) 2008 Wells Fargo Funds Management, LLC.   www.wellsfargo.com/advantagefunds
All rights reserved.

                                                                    113684 01-09
                                                               SILD/SAR103 11-08

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Semi-Annual Report

November 30, 2008

WELLS FARGO ADVANTAGE INCOME FUNDS

-   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

-   WELLS FARGO ADVANTAGE HIGH INCOME FUND

-   WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

-   WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

-   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

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
Contents
--------------------------------------
Letter to Shareholders................      2
Performance Highlights
Government Securities Fund............      6
High Income Fund......................      8
Short-Term Bond Fund..................     10
Short-Term High Yield Bond Fund.......     12
Ultra Short-Term Income Fund..........     14
Fund Expenses.........................     16
Portfolio of Investments
Government Securities Fund............     19
High Income Fund......................     27
Short-Term Bond Fund..................     34
Short-Term High Yield Bond Fund.......     42
Ultra Short-Term Income Fund..........     46
Financial Statements
Statements of Assets and Liabilities..     54
Statements of Operations..............     56
Statements of Changes in Net Assets...     58
Financial Highlights..................     64
Notes to Financial Statements.........     70
Other Information.....................     81
List of Abbreviations.................     83

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                  (GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS SKILLFULLY guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR WELLS FARGO ADVANTAGE FUNDS, THE WELLS FARGO ADVISOR(SM) PROGRAM, WELLS FARGO MANAGED ACCOUNT SERVICES, AND CERTAIN 529 COLLEGE SAVINGS PLANS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUBADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS AND SHARES IN THE 529 PLANS ARE DISTRIBUTED BY
WELLS FARGO FUNDS DISTRIBUTOR, LLC, MEMBER FINRA/SIPC, AN AFFILIATE OF WELLS FARGO & COMPANY.

       NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Not part of the semi-annual report.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF NOVEMBER 30, 2008.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund(2)
Target 2010 Fund(2)
Target 2015 Fund2(2)
Target 2020 Fund(2)
Target 2025 Fund(2)
Target 2030 Fund(2)
Target 2035 Fund(2)
Target 2040 Fund(2)
Target 2045 Fund(2)
Target 2050 Fund(2)

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1.) The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
      TARGET DATE FUNDSSM.

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE SEMI-ANNUAL REPORT.

                      2 Wells Fargo Advantage Income Funds


                                                          Letter to Shareholders

                           (PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

STRAINS TO THE FINANCIAL MARKETS COMMANDED A RAPID DEPLOYMENT OF UNPRECEDENTED POLICY INTERVENTIONS BY THE U.S. GOVERNMENT.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Income Funds for the six-month period that ended November 30, 2008. The period was marked by extreme volatility across the financial markets and proved to be a challenging time for investors. While periods of volatility can present challenges, we believe that investors should remember the importance of maintaining a long-term investment strategy based on their individual goals and risk tolerance.

HISTORIC MARKET EVENTS IN FALL 2008.

Several years of financial innovation came to a grinding halt in the fall of 2008, as the major investment banks became casualties of their own creations. Much of the exorbitant securitization and repackaging of mortgage debt in recent years proved both excessive and heedless. Consequently, the sharp upsurge in housing prices of prior years met with an equally powerful correction of those values and culminated in the deterioration of asset values across a broad swath of the securities market. There were certainly many riskier assets that had been overvalued during the housing boom that were deservedly marked down, but any hopes that their effects could be contained from contaminating the broader markets were all but extinguished in the fall of 2008.

A global credit crisis ensued in mid-September, which touched off several weeks of historic market volatility. Merrill Lynch was taken over by Bank of America in a peremptory deal to stave off insolvency--though an unfortunate end to a storied investment bank, this proved a far better fate than what would befall Lehman Brothers. The U.S. Treasury Secretary announced that there would be no further interventions to support financial institutions, and thus Lehman Brothers was left to bankruptcy. This resulted in a tremendous escalation of counterparty risk in the markets, meaning that investors became highly skeptical of financial institutions.

The sudden demise of two major U.S. investment banks over a single weekend drove volatility to historic levels during the subsequent trading week. Perhaps in observation of the injury this caused to investor confidence, the U.S. government quickly reversed course on its newly found laissez-faire principles by intervening on behalf of the insurance company AIG, whose portfolio of credit-default swaps was deemed "too large to fail." Over the following weeks, a number of financial institutions were pressured by declines in their portfolio values as several types of securities were besieged by uncertainty and the abandonment of credit risk.

These strains to the financial markets commanded a rapid deployment of unprecedented policy interventions by the U.S. government. In addition to the conventional tools, such as dropping interest rates (which the Fed did to 1.00%), the Federal Reserve increased its use of liquidity facilities to inject capital directly into the financial system. This involved buying commercial paper directly from companies, lending capital directly to banks, allowing companies to swap their securities for U.S. Treasuries, backing the assets of Citigroup, and extending credit to AIG. Congress also passed the Troubled Asset Relief Program (TARP), which was initially intended to buy up troubled assets but later morphed into a program for providing capital directly to banks. In late November, two more programs were

                      Wells Fargo Advantage Income Funds 3


Letter to Shareholders

implemented: the $600 billion housing market program and the $200 billion Term Asset-Backed Securities Loan Facility (TALF), which intends to support the consumer credit and small business segments of the economy. All of these actions are aimed at two major initiatives: stabilizing the housing market and rebuilding confidence in the credit system. Both of these conditions likely need to be met before economic recovery can begin.

EFFECTS OF GLOBAL DELEVERAGING ON THE FIXED-INCOME MARKETS.

Uncertainty over the health of the financial system coupled with a lack of confidence in structured debt products and derivatives resulted in a global deleveraging of risk. Bond markets across the board largely deteriorated, with the exception of U.S. government-backed debt. U.S. Treasuries rallied strongly during the credit crisis in one of the most tenacious flights to quality on record, producing returns of more than 8% over the six-month period that ended November 30. Treasuries longer than 20 years returned nearly 20% for the period. The appetite for U.S. government debt reached unprecedented levels, as foreign investors shed riskier assets and swapped into the government-issued notes. In November, three-month Treasury bills touched yields of three basis points while four-week bills actually notched a negative yield--meaning that investors paid for the right to lend their money to the U.S. government. The last time this occurred was in 1940.

Agency-issued mortgage-backed securities performed well over the period, benefiting from the U.S. government's interventions in Fannie Mae and Freddie Mac. The two companies own or guarantee roughly 50% of U.S. mortgages. These securities returned about 7% for the six-month period, which was the best-performing non-Treasury fixed-income security class. The other segments of the fixed-income markets did not fare well, except for their respective AAA-rated securities. Investment-grade corporate bonds as a sector lost about 10% during the period, asset-backed securities lost around 12%, and commercial mortgage-backed securities lost 30%. Below-investment-grade corporate bonds notched their worst month on record in October, losing nearly 17%. The high-yield sector lost nearly 30% for the combined three months of September, October, and November. Thus, only the highest-quality fixed-income securities performed well during the period, while most lower-quality securities lost value. At the close of the period, investors appeared cautiously optimistic that continued government intervention could bolster the financial system and normalize valuations in the fixed-income markets.

DON'T LET SHORT-TERM MARKET VOLATILITY DERAIL YOUR LONG-TERM INVESTMENT GOALS.

Experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, WELLS FARGO ADVANTAGE FUNDS represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes.

BOND MARKETS ACROSS THE BOARD LARGELY DETERIORATED, WITH THE EXCEPTION OF U.S. GOVERNMENT-BACKED DEBT. U.S. TREASURIES RALLIED STRONGLY DURING THE CREDIT CRISIS IN ONE OF THE MOST TENACIOUS FLIGHTS TO QUALITY ON RECORD.

                      4 Wells Fargo Advantage Income Funds


                                                          Letter to Shareholders

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,


/s/ Karla M. Rabush
-------------------------------------
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                      6 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (the Fund) seeks current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael J. Bray, CFA
W. Frank Koster
Jay N. Mueller, CFA

FUND INCEPTION

October 29, 1986

PORTFOLIO ALLOCATION(1)
(AS OF NOVEMBER 30, 2008)

                                  (PIE CHART)

Asset Backed Securities               (1%)
Collateralized Mortgage Securities   (16%)
Corporate Bonds                       (2%)
Municipal Bonds                       (2%)
U.S. Treasury Bonds                   (9%)
U.S. Treasury Notes                   (8%)
FHLMC                                (25%)
GNMA                                  (1%)
FNMA                                 (36%)

----------
(1.) Portfolio allocation is subject to change.

(2.) Class A shares incepted on August 31, 1999. Class B shares incepted on July
     18, 2008. Class C shares incepted on December 26, 2002. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Class C shares incepted on December 26, 2002. Performance shown for the Class A shares from August 31, 1999, through June 20, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to the inception of Class A shares reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of Class B reflects the performance of the Class C shares and includes expenses that are not applicable to and are higher than those of the Class B shares, adjusted to reflect Class B sales charges. Performance shown prior to the inception of Class C reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses. Administrator Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class reflects the performance of the Institutional Class shares, adjusted to reflect Administrator Class expenses. Performance shown prior to August 31, 1999, for the Administrator Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Institutional Class shares incepted on August 31, 1999. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

                      Wells Fargo Advantage Income Funds 7


Performance Highlights

                    WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2008)

                                           Including Sales Charge            Excluding Sales Charge          Expense Ratio
                                   ----------------------------------  ----------------------------------  ----------------
GOVERNMENT SECURITIES FUND         6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(3)  Net(4)
--------------------------         ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (SGVDX)                      (1.69)   (0.34)   3.26    4.59       2.94     4.35    4.21     5.07     0.93%    0.90%
Class B (WGSBX)**                    (2.46)   (1.47)   2.97    4.54       2.54     3.53    3.32     4.54     1.68%    1.65%
Class C (WGSCX)                       1.55     2.54    3.33    4.20       2.55     3.54    3.33     4.20     1.68%    1.65%
Administrator Class (WGSDX)                                               3.04     4.56    4.49     5.44     0.83%    0.70%
Institutional Class (SGVIX)                                               3.15     4.79    4.69     5.66     0.60%    0.48%
Investor Class (STVSX)                                                    2.81     4.20    4.19     5.19     0.96%    0.95%
Barclays Capital U.S. Aggregate
   Excluding Credit Bond Index(5)                                         3.07     5.00    4.83       NA
Barclays Capital Intermediate
   U.S. Government Bond Index(6)                                          6.07     8.32    4.99     5.85

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks. The U.S. Government guarantee applies to certain of the underlying securities and not to shares of the Fund.

----------
(3.) Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

(4.) The investment adviser has contractually committed through SEPTEMBER 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital U.S. Aggregate Excluding Credit Bond Index is composed of the Barclays Capital U.S. Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index and it includes Treasury issues, agency issues, and mortgage-backed securities. The limited performance history of the Barclays Capital U.S. Aggregate Excluding Credit Bond Index does not allow for comparison to all periods of the Fund's performance. The Index has an inception date of May 1, 2001. You cannot invest directly in an Index.

(6.) The Barclays Capital Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an Index.

                      8 Wells Fargo Advantage Income Funds


                                                          Performance Highlights


WELLS FARGO ADVANTAGE HIGH INCOME FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE HIGH INCOME FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Kevin J. Maas, CFA
Thomas M. Price, CFA
Michael J. Schueller, CFA

FUND INCEPTION

December 28, 1995

CREDIT QUALITY(1)
(AS OF NOVEMBER 30, 2008)

                                  (PIE CHART)

A          (2%)
BBB        (8%)
BB/Ba     (35%)
B         (36%)
CCC        (7%)
Cash      (11%)
Unrated    (1%)

----------
(1.) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "ratings agencies"). Credit quality is subject to change.

                      Wells Fargo Advantage Income Funds 9


Performance Highlights

                              WELLS FARGO ADVANTAGE HIGH INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2008)

                                        Including Sales Charge              Excluding Sales Charge           Expense Ratio
                                 -----------------------------------  -----------------------------------  ----------------
HIGH INCOME FUND                 6 Months*  1 Year   5 Year  10 Year  6 Months*  1 Year   5 Year  10 Year  Gross(3)  Net(4)
----------------                 ---------  -------  ------  -------  ---------  -------  ------  -------  --------  ------
Class A (SHBAX)                   (25.37)   (25.07)  (0.42)    0.85    (21.85)   (21.54)   0.50     1.31     1.05%    0.90%
Class B (WFNBX)**                 (27.19)   (27.18)  (0.62)    0.93    (22.19)   (22.18)  (0.22)    0.93     1.80%    1.65%
Class C (WFNCX)                   (23.19)   (23.18)  (0.22)    0.69    (22.19)   (22.18)  (0.22)    0.69     1.80%    1.65%
Institutional Class (SHYYX)                                            (21.63)   (21.15)   1.07     1.88     0.73%    0.50%
Investor Class (STHYX)                                                 (21.90)   (21.56)   0.56     1.48     1.12%    0.95%
Barclays Capital U.S. Corporate
   High Yield Bond Index(5)                                            (32.46)   (31.23)  (1.82)    1.43

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(2.) Class A shares incepted on February 29, 2000. Class B and Class C shares incepted on July 18, 2008. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class
     A. Performance shown for the Class A shares from February 29, 2000, through June 20, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to the inception of Class A shares reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of Class B and Class C reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Institutional Class shares incepted on July 31, 2001. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Investor Class shares incepted on December 28, 1995.

(3.) Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

(4.) The investment adviser has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) Barclays Capital U.S. Corporate High Yield Bond Index is an unmanaged, U.S.
     dollar-denominated, nonconvertible, non-investment grade debt index. The Index consists of domestic and corporate bonds rate Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an Index.

                      10 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND (the Fund) seeks current income consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jay N. Mueller, CFA
Janet S. Rilling, CFA, CPA

FUND INCEPTION

August 31, 1987


                            POTRTFOLIO ALLOCATION(1)
                           (AS OF NOVEMBER 30, 2008)

                                  (PIE CHART)

U.S.Treasury Notes                    (2%)
Asset-Backed Securities              (11%)
Collateralized Mortgage Securities   (11%)
Cash Management                      (14%)
Corporate Bonds                      (41%)
GNMA                                  (1%)
FNMA                                  (4%)
Municipal Bonds                      (10%)
FHLMC                                 (6%)

----------
(1.) Portfolio allocation is subject to change.

                      Wells Fargo Advantage Income Funds 11


Performance Highlights

                          WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2008)

                                 Including Sales Charge          Excluding Sales Charge      Expense Ratio
                            ------------------------------- ------------------------------- ---------------
SHORT-TERM BOND FUND        6 Months* 1 Year 5 Year 10 Year 6 Months* 1 Year 5 Year 10 Year Gross(3) Net(4)
--------------------        --------- ------ ------ ------- --------- ------ ------ ------- -------- ------
Class A (SSTVX)              (5.28)   (4.25)  1.77    2.75    (2.35)  (1.29)  2.39    3.06    0.97%   0.80%
Class C (WFSHX)              (3.59)   (3.01)  1.74    2.52    (2.59)  (2.01)  1.74    2.52    1.72%   1.55%
Institutional Class (SSHIX)                                   (2.19)  (0.97)  2.82    3.61    0.61%   0.48%
Investor Class (SSTBX)                                        (2.37)  (1.34)  2.40    3.20    1.03%   0.85%
Barclays Capital 1-3 Year
   U.S. Government/Credit
   Bond Index(5)                                               1.76    3.98   3.68    1.90

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(2.)   Class A shares incepted on August 31, 1999. Effective June 20, 2008, the
     Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Class C shares incepted on March 31, 2008. Performance shown for the Class A shares from August 31, 1999, through June 20, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to the inception of Class A shares reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of Class C reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Institutional Class shares incepted on August 31, 1999. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(3.) Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

(4.) The investment adviser has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is a subset of the Barclays Capital U.S. Government/Credit Bond Index that only includes those securities with maturities between one and three years. The Barclays Capital U.S. Government/Credit Bond Index includes treasuries (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government), and publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

                      12 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Kevin J. Maas, CFA Thomas M. Price, CFA
Michael J. Schueller, CFA

FUND INCEPTION

June 30, 1997

                                CREDIT QUALITY(1)
                            (AS OF NOVEMBER 30,2008)

                                   (PIE CHART)

Unrated   (1%)
Cash      (21%)
BBB       (4%)
BB/Ba     (57%)
B         (17%)

----------
(1.) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "ratings agencies"). Credit quality is subject to change.

                      Wells Fargo Advantage Income Funds 13


                                                          Performance Highlights

               WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2008)

                                 Including Sales Charge          Excluding Sales Charge      Expense Ratio
SHORT-TERM HIGH YIELD BOND  ------------------------------- ------------------------------- ---------------
FUND                        6 Months* 1 Year 5 Year 10 Year 6 Months* 1 Year 5 Year 10 Year Gross(3) Net(4)
--------------------------  --------- ------ ------ ------- --------- ------ ------ ------- -------- ------
Class A (SSTHX)              (12.98)  (10.70) 0.99    2.28   (10.29)  (7.93)  1.61    2.59    1.09%   0.81%
Class C (WFHYX)              (11.66)   (9.64) 0.99    2.06   (10.66)  (8.64)  0.99    2.06    1.84%   1.56%
Investor Class (STHBX)                                       (10.29)  (7.93)  1.65    2.74    1.14%   0.86%
Short-Term High Yield Bond
   Index III(5)                                              (24.57)  (23.05)(0.40)   2.84
Merrill Lynch High Yield
   U.S. Corporates, Cash
   Pay, BB Rated, 1-5 Year
   Index(6)                                                  (21.03)  (20.08)(0.05)   2.76

----------
*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(2.) Class A shares incepted on February 29, 2000. Investor Class shares incepted on June 30, 1997. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class
     A. Class C shares incepted on March 31, 2008. Performance shown for the Class A shares from February 29, 2000, through June 20, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to the inception of Class A shares reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of Class C reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses.

(3.) Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

(4.) The investment adviser has contractually committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Short-Term High Yield Bond Index III is comprised of 70% Merrill Lynch
     High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index and the 30% Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Years Index. The Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of BB rated US dollar-denominated corporate bonds publicly issued in the US domestic market with maturities of one to five years. The Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of B rated US dollar-denominated corporate bonds publicly issued in the US domestic market with maturities of one to five years. You cannot invest directly in an Index

(6.) The Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years
     Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an Index.

                     14 Wells Fargo Advantage Income Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND (the Fund) seeks current income consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jay N. Mueller, CFA
D. James Newton II, CFA, CPA
Thomas M. Price, CFA

FUND INCEPTION

November 25, 1988

PORTFOLIA ALLOCATION(1)
(AS OF NOVEMBER 30, 2008)

                                  (PIE CHART)

Municipal Bonds                      (4%)
Cash Management                      (9%)
GNMA                                 (1%)
FHLMC                                (2%)
FNMA                                 (2%)
Asset-Backed Secuities               (17%)
Collateralized Mortgage Securities   (18%)
Foreign Corporate Bonds              (7%)
Foreign Government Bonds             (1%)
Corporate Bonds                      (39%)

----------
(1.) Portfolio allocation is subject to change.

(2.) Class A shares incepted on August 31, 1999. Class C shares incepted on July
     18, 2008. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from August 31, 1999, through June 20, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to the inception of Class A shares reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of Class C reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Administrator Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class reflects the performance of the Institutional Class shares, adjusted to reflect Administrator Class expenses. Performance shown prior to August 31, 1999, for the Administrator Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Institutional Class shares incepted on August 31, 1999. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

                     Wells Fargo Advantage Income Funds 15


Performance Highlights

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF NOVEMBER 30, 2008)

                                         Including Sales Charge             Excluding Sales Charge          Expense Ratio
                                  ----------------------------------  ----------------------------------  ----------------
ULTRA SHORT-TERM INCOME FUND      6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(3)  Net(4)
--------------------------------  ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (SADAX)                   (7.04)     (7.33)   1.04     2.29     (5.15)   (5.44)   1.44     2.50     0.96%    0.70%
Class C (WUSTX)                   (6.52)     (7.16)   0.85     2.02     (5.52)   (6.16)   0.85     2.02     1.71%    1.45%
Administrator Class (WUSDX)                                             (5.10)   (5.33)   1.62     2.85     0.87%    0.55%
Institutional Class (SADIX)                                             (4.98)   (5.10)   1.95     3.12     0.61%    0.35%
Investor Class (STADX)                                                  (5.17)   (5.48)   1.46     2.69     1.02%    0.75%
Barclays Capital Short-Term U.S.
   Government/Credit Bond
   Index(5)                                                              1.53     3.54      NA       NA
Barclays Capital 9-12 Month U.S.
   Short Treasury Index(6)                                               2.19     4.37    3.62     4.02
Barclays Capital 1-3 Year
   Government/Credit Bond
   Index(7)                                                              1.76     3.98    3.68     1.90

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

(4.) The investment adviser has contractually committed through SEPTEMBER 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Barclays Capital U.S. Short-Term Government/Credit Bond Index contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short-Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. You cannot invest directly in an Index.

(6.) The Barclays Capital 9-12 Month U.S. Short Treasury Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon strips. You cannot invest directly in an Index.

(7.) The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Government/Credit Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

                     16 Wells Fargo Advantage Income Funds


Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from June 1, 2008 to November 30, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     Beginning       Ending        Expenses
                                                   Account Value  Account Value  Paid During    Net Annual
WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND     06-01-2008     11-30-2008     Period(1)  Expense Ratio
------------------------------------------------   -------------  -------------  -----------  -------------
CLASS A
   Actual                                            $1,000.00      $1,029.40       $4.57         0.90%
   Hypothetical (5% Return before expenses)          $1,000.00      $1,020.50       $4.55         0.90%
CLASS B(2)
   Actual                                            $1,000.00      $1,025.40       $6.16         1.65%
   Hypothetical (5% Return before expenses)          $1,000.00      $1,012.36       $6.12         1.65%
CLASS C
   Actual                                            $1,000.00      $1,025.50       $8.36         1.65%
   Hypothetical (5% Return before expenses)          $1,000.00      $1,016.75       $8.32         1.65%
ADMINISTRATOR CLASS
   Actual                                            $1,000.00      $1,030.40       $3.55         0.70%
   Hypothetical (5% Return before expenses)          $1,000.00      $1,021.50       $3.54         0.70%
INSTITUTIONAL CLASS
   Actual                                            $1,000.00      $1,031.50       $2.44         0.48%
   Hypothetical (5% Return before expenses)          $1,000.00      $1,022.60       $2.43         0.48%
INVESTOR CLASS
   Actual                                            $1,000.00      $1,028.10       $4.82         0.95%
   Hypothetical (5% Return before expenses)          $1,000.00      $1,020.25       $4.80         0.95%

                     Wells Fargo Advantage Income Funds 17


Fund Expenses

                                                     Beginning        Ending       Expenses
                                                   Account Value  Account Value  Paid During    Net Annual
WELLS FARGO ADVANTAGE HIGH INCOME FUND               06-01-2008     11-30-2008    Period(1)   Expense Ratio
--------------------------------------             -------------  -------------  -----------  -------------
CLASS A
   Actual                                             $1,000.00     $  781.50       $4.01         0.90%
   Hypothetical (5% Return before expenses)           $1,000.00     $1,020.50       $4.55         0.90%
CLASS B(2)
   Actual                                             $1,000.00     $  778.10       $5.41         1.65%
   Hypothetical (5% Return before expenses)           $1,000.00     $1,012.36       $6.12         1.65%
CLASS C(2)
   Actual                                             $1,000.00     $  778.10       $5.41         1.65%
   Hypothetical (5% Return before expenses)           $1,000.00     $1,012.36       $6.12         1.65%
INSTITUTIONAL CLASS
   Actual                                             $1,000.00     $  783.70       $2.23         0.50%
   Hypothetical (5% Return before expenses)           $1,000.00     $1,022.50       $2.53         0.50%
INVESTOR CLASS
   Actual                                             $1,000.00     $  781.00       $4.23         0.95%
   Hypothetical (5% Return before expenses)           $1,000.00     $1,020.25       $4.80         0.95%
WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND
CLASS A
   Actual                                             $1,000.00     $  976.50       $3.95         0.80%
   Hypothetical (5% Return before expenses)           $1,000.00     $1,021.00       $4.04         0.80%
CLASS C
   Actual                                             $1,000.00     $  974.10       $7.65         1.55%
   Hypothetical (5% Return before expenses)           $1,000.00     $1,017.25       $7.82         1.55%
INSTITUTIONAL CLASS
   Actual                                             $1,000.00     $  978.10       $2.37         0.48%
   Hypothetical (5% Return before expenses)           $1,000.00     $1,022.60       $2.43         0.48%
INVESTOR CLASS
   Actual                                             $1,000.00     $  976.30       $4.20         0.85%
   Hypothetical (5% Return before expenses)           $1,000.00     $1,020.75       $4.29         0.85%
WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD
   BOND FUND
CLASS A
   Actual                                             $1,000.00     $  897.10       $3.84         0.81%
   Hypothetical (5% Return before expenses)           $1,000.00     $1,020.95       $4.09         0.81%
CLASS C
   Actual                                             $1,000.00     $  893.40       $7.38         1.56%
   Hypothetical (5% Return before expenses)           $1,000.00     $1,017.20       $7.87         1.56%
INVESTOR CLASS
   Actual                                             $1,000.00     $  897.10       $4.08         0.86%
   Hypothetical (5% Return before expenses            $1,000.00     $1,020.70       $4.34         0.86%

                     18 Wells Fargo Advantage Income Funds


                                                                   Fund Expenses

                                                     Beginning      Ending         Expenses
WELLS FARGO ADVANTAGE ULTRA                        Account Value  Account Value  Paid During    Net Annual
SHORT-TERM INCOME FUND                               06-01-2008     11-30-2008    Period(1)   Expense Ratio
---------------------------                        -------------  -------------  -----------  -------------
CLASS A
   Actual                                             $1,000.00      $  948.50      $3.41         0.70%
   Hypothetical (5% Return before expenses)           $1,000.00      $1,021.50      $3.54         0.70%
CLASS C(2)
   Actual                                             $1,000.00      $  944.80      $5.20         1.45%
   Hypothetical (5% Return before expenses)           $1,000.00      $1,013.09      $5.38         1.45%
ADMINISTRATOR CLASS
   Actual                                             $1,000.00      $  949.00      $2.68         0.55%
   Hypothetical (5% Return before expenses)           $1,000.00      $1,022.25      $2.78         0.55%
INSTITUTIONAL CLASS
   Actual                                             $1,000.00      $  950.20      $1.71         0.35%
   Hypothetical (5% Return before expenses)           $1,000.00      $1,023.25      $1.77         0.35%
INVESTOR CLASS
   Actual                                             $1,000.00      $  948.30      $3.65         0.75%
   Hypothetical (5% Return before expenses)           $1,000.00      $1,021.25      $3.79         0.75%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half-year period).

(2.) This Class commenced operations on July 18, 2008. Actual expenses shown for this class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 135/366 (to reflect the period from July 18 to November 30, 2008).

                      Wells Fargo Advantage Income Funds 19


Portfolio of Investments--November 30, 2008 (Unaudited)

GOVERNMENT SECURITIES FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
AGENCY NOTES - INTEREST BEARING: 13.57%
$    30,000,000   FHLB<<                                                                  3.38%    10/20/2010    $     30,528,540
     50,000,000   FHLB<<                                                                  3.63     10/18/2013          51,087,750
     40,000,000   FHLMC<<                                                                 2.75     04/11/2011          40,271,240
     50,000,000   FHLMC<<                                                                 2.88     06/28/2010          50,640,600
     25,000,000   FHLMC<<                                                                 3.25     07/16/2010          25,461,100
     50,000,000   FHLMC<<                                                                 3.63     07/01/2011          51,287,350
TOTAL AGENCY NOTES - INTEREST BEARING (COST $244,324,286)                                                             249,276,580
                                                                                                                 ----------------
AGENCY SECURITIES: 59.23%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 16.33%
     65,000,000   FHLMC                                                                   5.25     07/18/2011          69,261,920
     56,005,000   FHLMC%%                                                                 6.00     12/01/2037          57,212,580
              7   FHLMC #170046                                                          14.50     03/01/2011                   9
             89   FHLMC #170053                                                          14.75     08/01/2011                 103
          2,915   FHLMC #170053                                                          15.00     08/01/2011               3,379
            208   FHLMC #170069                                                          14.00     11/01/2012                 250
         46,433   FHLMC #170215                                                           8.00     02/01/2017              49,009
         68,521   FHLMC #170235                                                          10.50     08/01/2019              82,479
            108   FHLMC #182079                                                           8.00     02/01/2010                 112
         11,775   FHLMC #1B0123+/-                                                        5.28     09/01/2031              11,782
          8,052   FHLMC #1B0128+/-                                                        5.28     09/01/2031               8,055
        448,517   FHLMC #1B0129+/-                                                        5.43     09/01/2031             447,260
      8,360,359   FHLMC #1G1393+/-                                                        5.93     12/01/2036           8,531,667
      4,795,767   FHLMC #1J0817+/-                                                        5.76     01/01/2038           4,880,684
     15,242,587   FHLMC #1Q0183+/-                                                        5.96     10/01/2036          15,577,934
          3,256   FHLMC #279063                                                           9.00     08/01/2009               3,272
         90,358   FHLMC #552435                                                          10.50     08/01/2020             110,138
          2,355   FHLMC #555158                                                           8.50     05/01/2016               2,383
        308,256   FHLMC #555503                                                           9.00     04/01/2021             330,750
          5,712   FHLMC #555515                                                           8.50     10/01/2013               5,806
        557,858   FHLMC #611023+/-                                                        5.70     10/01/2026             556,637
        182,300   FHLMC #786210+/-                                                        6.38     01/01/2026             193,302
        706,173   FHLMC #786823+/-                                                        5.40     07/01/2029             708,247
        240,966   FHLMC #789483+/-                                                        5.23     06/01/2032             239,537
        184,323   FHLMC #865496+/-                                                        5.92     05/01/2026             189,130
        143,955   FHLMC #884009                                                          10.50     05/01/2020             175,963
         30,532   FHLMC #A01434                                                           9.00     06/01/2016              31,811
        217,142   FHLMC #A01562                                                           9.00     11/01/2018             231,414
            175   FHLMC #A01607                                                           8.50     06/01/2011                 180
         73,949   FHLMC #A01620                                                           9.00     04/01/2017              78,809
         52,876   FHLMC #A01860                                                           8.50     06/01/2017              56,646
      2,592,614   FHLMC #B13066                                                           4.00     03/01/2014           2,613,470
      1,292,369   FHLMC #B13579                                                           5.00     04/01/2019           1,310,658
        994,302   FHLMC #B13580                                                           5.00     04/01/2019           1,008,373
     14,189,176   FHLMC #B13654                                                           4.00     04/01/2014          14,302,406
      2,063,235   FHLMC #B15194                                                           5.00     06/01/2019           2,092,434
      2,472,326   FHLMC #B16884                                                           5.00     10/01/2019           2,507,314
      5,910,843   FHLMC #B17855                                                           5.00     02/01/2020           5,977,868
        772,330   FHLMC #C01345                                                           7.00     04/01/2032             804,117
        107,302   FHLMC #C31808                                                           7.50     10/01/2029             113,056
        731,977   FHLMC #C59553                                                           7.50     11/01/2031             775,189
      1,269,008   FHLMC #C65576                                                           7.50     04/01/2032           1,344,660
      1,361,703   FHLMC #E79794                                                           7.00     10/01/2014           1,428,338
      2,663,801   FHLMC #E96459                                                           5.00     05/01/2018           2,709,823
        305,845   FHLMC #G00319                                                           9.50     04/01/2025             338,582
         63,227   FHLMC #G00683                                                           8.50     12/01/2025              68,149
        247,998   FHLMC #G01236                                                          10.00     10/01/2021             280,531

                      20 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

GOVERNMENT SECURITIES FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$     8,426,660   FHLMC #G08102                                                           6.50%    12/01/2035    $      8,683,221
         18,297   FHLMC #G10783                                                           8.50     06/01/2012              19,398
        123,511   FHLMC #G11136                                                           6.50     05/01/2011             126,780
        144,877   FHLMC #G11200                                                           8.00     01/01/2012             151,673
      2,605,032   FHLMC #G11209                                                           7.50     12/01/2011           2,698,922
        812,179   FHLMC #G11345                                                           7.50     12/01/2011             841,455
      1,738,697   FHLMC #G11368                                                           7.50     12/01/2012           1,806,120
     10,643,000   FHLMC #G18005                                                           5.00     08/01/2019          10,793,617
      1,430,258   FHLMC #G80106                                                          10.00     08/17/2022           1,678,338
      2,193,554   FHLMC #G80116                                                          10.00     02/17/2025           2,556,847
      2,678,924   FHLMC #G80193                                                           9.50     09/17/2022           2,919,996
        320,347   FHLMC #G90023                                                           7.00     11/17/2013             332,874
     11,634,237   FHLMC #H01193                                                           6.50     08/01/2037          11,831,759
      3,688,011   FHLMC #H01792                                                           6.50     10/01/2037           3,750,625
     50,308,803   FHLMC #H09174<<                                                         5.50     03/01/2038          50,198,191
      4,825,870   FHLMC #M90891                                                           3.50     01/01/2009           4,820,320
         51,200   FHLMC #N70012                                                          10.50     08/01/2020              61,349
                                                                                                                      299,927,701
                                                                                                                 ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 42.45%
    109,990,000   FNMA%%                                                                  5.00     12/01/2036         110,711,754
     70,375,000   FNMA%%                                                                  5.50     12/01/2021          71,584,606
     50,315,000   FNMA%%                                                                  5.50     12/01/2038          51,148,317
     59,850,000   FNMA%%                                                                  6.00     12/01/2038          61,177,952
        133,562   FNMA #100042                                                           11.00     10/15/2020             153,359
        325,306   FNMA #100285                                                            9.50     12/15/2020             362,160
            514   FNMA #1376                                                             15.50     10/01/2012                 591
        316,180   FNMA #190180                                                            9.00     07/01/2021             343,842
         94,124   FNMA #253266                                                            8.00     05/01/2030              99,787
        464,476   FNMA #253951                                                            7.50     09/01/2031             488,852
        517,698   FNMA #254218                                                            7.00     02/01/2032             542,495
        181,983   FNMA #254223                                                            7.50     02/01/2032             191,644
      1,171,412   FNMA #254480                                                            7.00     10/01/2032           1,227,491
      5,433,603   FNMA #254836                                                            4.00     07/01/2010           5,396,673
      2,685,209   FNMA #256314                                                            5.50     06/01/2016           2,803,138
     40,668,583   FNMA #257307<<                                                          6.00     08/01/2038          41,595,881
         11,236   FNMA #303548                                                            8.50     02/01/2012              11,676
        599,050   FNMA #313419                                                            8.50     12/01/2026             651,500
        196,369   FNMA #323013                                                            9.00     10/01/2021             217,957
        947,222   FNMA #323284                                                            8.50     05/01/2017           1,011,736
      1,637,785   FNMA #323756                                                            6.20     05/01/2009           1,642,025
      6,640,457   FNMA #357464                                                            4.50     12/01/2018           6,705,380
         31,193   FNMA #364215                                                            7.50     07/01/2015              31,334
      2,507,579   FNMA #368034                                                            8.00     11/01/2026           2,680,080
      6,998,653   FNMA #387402                                                            5.03     05/01/2015           7,014,070
      2,425,509   FNMA #398800                                                            8.00     06/01/2012           2,537,096
        121,441   FNMA #398805                                                            8.50     11/01/2011             128,263
        125,322   FNMA #417768                                                            6.50     03/01/2028             129,963
         79,500   FNMA #426843                                                           11.00     02/01/2019              90,008
        142,179   FNMA #439935                                                            8.00     04/01/2017             150,064
        739,208   FNMA #457277+/-                                                         5.52     10/01/2027             728,643
        348,111   FNMA #458018                                                           12.00     07/15/2014             412,428
        690,011   FNMA #487758                                                            8.50     05/01/2026             745,262
        217,769   FNMA #487759                                                            9.50     07/01/2028             241,046
        166,111   FNMA #516051                                                            9.50     01/01/2021             183,368

                     Wells Fargo Advantage Income Funds 21


Portfolio of Investments--November 30, 2008 (Unaudited)

GOVERNMENT SECURITIES FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$       184,408   FNMA #535537                                                            9.00%    07/01/2028    $        201,268
        461,009   FNMA #535573                                                            8.00     11/01/2013             471,035
        365,125   FNMA #535752                                                           10.00     12/01/2020             431,147
      1,050,855   FNMA #538435+/-                                                         5.51     07/01/2026           1,044,090
        155,028   FNMA #545117+/-                                                         5.48     12/01/2040             153,582
      1,066,278   FNMA #545187+/-                                                         4.23     09/01/2031           1,053,404
        161,485   FNMA #545208+/-                                                         5.16     09/01/2031             161,597
        672,189   FNMA #545460+/-                                                         5.03     11/01/2031             675,041
      2,213,233   FNMA #54844+/-                                                          4.15     09/01/2027           2,197,815
      1,036,251   FNMA #555161                                                            6.00     12/01/2013           1,062,157
      5,118,056   FNMA #555569                                                            6.00     05/01/2016           5,252,405
     10,764,870   FNMA #555710                                                            4.50     08/01/2018          10,870,116
          9,857   FNMA #62895                                                             8.75     01/01/2010              10,051
        567,553   FNMA #635726+/-                                                         5.05     04/01/2032             566,719
        280,733   FNMA #646643+/-                                                         5.24     06/01/2032             279,001
      1,736,221   FNMA #66414+/-                                                          6.02     09/01/2028           1,735,591
        373,119   FNMA #675479+/-                                                         5.93     01/01/2033             378,077
        245,848   FNMA #675491+/-                                                         6.40     04/01/2033             250,877
         55,204   FNMA #695514                                                            8.50     10/01/2026              59,315
        444,128   FNMA #695519                                                            8.50     11/01/2026             478,575
        266,539   FNMA #70765                                                             9.00     03/01/2021             290,908
      1,338,777   FNMA #724438                                                            8.50     06/01/2027           1,442,537
        188,813   FNMA #724658+/-                                                         7.61     07/01/2033             191,874
     27,278,841   FNMA #725249                                                            5.00     03/01/2034          27,522,402
      5,174,183   FNMA #725638                                                            5.00     12/01/2018           5,274,895
     42,913,890   FNMA #735062                                                            5.50     08/01/2033          43,718,047
      6,794,098   FNMA #735613                                                            6.00     02/01/2035           6,974,491
     15,490,740   FNMA #739503                                                            5.50     09/01/2033          15,781,019
     14,659,244   FNMA #740227                                                            5.50     09/01/2033          14,933,941
     11,343,272   FNMA #745678                                                            5.51     05/01/2036          11,443,384
      9,045,713   FNMA #745743<<                                                          4.00     05/01/2021           8,872,472
      9,319,466   FNMA #745816+/-                                                         5.06     12/01/2035           9,356,404
      6,346,963   FNMA #787275+/-                                                         4.86     06/01/2034           6,378,726
      3,623,565   FNMA #813158+/-                                                         4.87     12/01/2034           3,598,844
     12,566,699   FNMA #835168                                                            5.50     08/01/2035          12,790,404
      4,379,511   FNMA #873354                                                            5.61     02/01/2021           4,471,419
     11,700,000   FNMA #874284                                                            5.12     01/01/2017          11,682,178
     21,129,262   FNMA #878059<<                                                          5.50     03/01/2036          21,498,788
     10,353,473   FNMA #886087<<                                                          6.50     07/01/2036          10,656,105
     11,610,439   FNMA #886686+/-                                                         6.13     08/01/2036          11,869,061
      3,125,345   FNMA #886761                                                            7.00     09/01/2036           3,258,247
     30,252,163   FNMA #888022<<                                                          5.00     02/01/2036          30,484,457
     22,818,429   FNMA #888538                                                            5.50     01/01/2037          23,224,627
     32,900,388   FNMA #889398<<                                                          6.00     11/01/2037          33,653,851
      7,793,050   FNMA #892283<<+/-                                                       5.85     09/01/2036           7,952,263
      6,433,832   FNMA #895998                                                            6.50     07/01/2036           6,621,892
      4,765,611   FNMA #902200<<                                                          6.50     11/01/2036           4,904,910
      9,516,057   FNMA #918447                                                            5.50     05/01/2022           9,689,062
      5,169,863   FNMA #924858<<                                                          6.50     09/01/2037           5,252,154
      4,755,127   FNMA #953137                                                            6.00     09/01/2037           4,864,026
      9,356,665   FNMA #954965                                                            6.50     09/01/2037           9,505,599
     10,927,062   FNMA #988565<<                                                          6.00     08/01/2038          11,176,213
                                                                                                                      779,807,504
                                                                                                                 ----------------

                     22 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

GOVERNMENT SECURITIES FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.44%
$         5,271   GNMA #126600                                                           13.00%    11/15/2014    $          6,345
          4,898   GNMA #201                                                              14.00     09/20/2014               5,996
          2,198   GNMA #45629                                                            13.00     02/15/2011               2,490
          8,004   GNMA #52538                                                            15.00     07/15/2012               9,498
             16   GNMA #56900                                                            15.00     07/15/2012                  17
          1,188   GNMA #780051                                                            9.00     12/15/2009               1,194
        365,305   GNMA #780104                                                            9.50     10/20/2019             398,898
        217,066   GNMA #780110                                                           12.50     04/15/2019             258,546
      1,653,858   GNMA #780288<<                                                          8.00     12/15/2023           1,793,566
         68,873   GNMA #780763                                                            7.50     12/15/2010              69,157
      1,208,479   GNMA #780867                                                            8.35     04/15/2020           1,302,144
        692,368   GNMA #780980                                                            8.40     05/15/2020             757,055
        532,937   GNMA #8678+/-                                                           4.63     08/20/2020             535,172
        367,571   GNMA #8714+/-                                                           5.13     11/20/2020             369,911
          2,778   GNMA #95643                                                            15.00     09/15/2012               3,301
    149,406,651   GNMA Series 2002-53 Class IO+/-(c)                                      1.01     04/16/2042           2,463,447
                                                                                                                        7,976,737
                                                                                                                 ----------------
SMALL BUSINESS ADMINISTRATION: 0.01%
      1,731,737   SBA #440019 SERIES 1993-1A(c)++(i)                                      1.75     02/28/2018              71,705
      2,710,387   SBA SERIES 1992-6 CLASS A(c)++(i)                                       1.44     10/15/2017             112,227
                                                                                                                          183,932
                                                                                                                 ----------------
TOTAL AGENCY SECURITIES (COST $1,075,768,835)                                                                       1,087,895,874
                                                                                                                 ----------------
ASSET BACKED SECURITIES: 0.52%
     10,445,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4
                     CLASS A3B+/-                                                         2.12     11/15/2011           9,532,814
                                                                                                                 ----------------
TOTAL ASSET BACKED SECURITIES (COST $10,445,000)                                                                        9,532,814
                                                                                                                 ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 19.87%
      6,342,805   BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10
                     CLASS 6A1                                                            5.50     11/25/2020           5,500,404
      1,229,316   FHA INSURED PROJECT LOAN #956++(a)                                      2.93     11/01/2012           1,184,569
         65,717   FHLMC SERIES 16 CLASS D                                                10.00     10/15/2019              69,810
     22,406,335   FHLMC SERIES 3139 CLASS YD                                              4.38     04/15/2015          22,564,387
     21,187,269   FHLMC SERIES 3185 CLASS PA                                              4.50     08/15/2026          21,241,373
     10,977,623   FHLMC SERIES 3221 CLASS VA                                              5.00     09/15/2017          11,342,158
        472,224   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-15
                     CLASS A6+/-                                                          1.84     11/25/2028             460,289
      1,944,508   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-23
                     CLASS A+/-                                                           1.68     05/25/2030           1,812,132
        866,428   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35
                     CLASS A+/-                                                           1.68     09/25/2031             808,018
      2,218,677   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42
                     CLASS A6                                                             9.50     02/25/2042           2,405,878
      1,124,005   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55
                     CLASS 2A1+/-                                                         5.63     03/25/2043           1,074,290
      5,861,111   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57
                     CLASS 2A1+/-                                                         5.75     07/25/2043           5,912,236
      2,309,441   FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                              9.50     06/25/2030           2,502,136
      4,704,773   FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                             9.50     12/25/2041           5,097,330
      1,150,334   FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                             9.50     08/25/2041           1,246,316
      3,061,367   FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                           6.06     07/25/2041           2,800,864
     15,275,044   FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B                              5.34     04/25/2012          14,733,614
      2,763,110   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                          5.79     10/25/2041           2,186,499
     12,667,982   FNMA GRANTOR TRUST SERIES 2002-T19 CLASS A1                             6.50     07/25/2042          13,533,833
      8,000,000   FNMA GRANTOR TRUST SERIES 2002-T3 CLASS B                               5.76     12/25/2011           7,847,286
        685,354   FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                           1.64     05/25/2032             602,603
     15,000,000   FNMA GRANTOR TRUST SERIES 2003-T1 CLASS B                               4.49     11/25/2012          13,884,981
        730,428   FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                           1.68     03/25/2033             580,556
        194,810   FNMA INTEREST STRIP SERIES 161 CLASS 2(c)                               8.50     07/25/2022              52,108
        541,972   FNMA INTEREST STRIP SERIES 265 CLASS 2                                  9.00     03/01/2024             635,902

                     Wells Fargo Advantage Income Funds 23


Portfolio of Investments--November 30, 2008 (Unaudited)

GOVERNMENT SECURITIES FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$         2,527   FNMA INTEREST STRIP SERIES B CLASS 1                                  6.00%      05/01/2009    $          2,528
          4,528   FNMA INTEREST STRIP SERIES C CLASS 1                                  6.00       05/01/2009               4,525
        252,461   FNMA SERIES 1988-2 CLASS Z                                           10.10       02/25/2018             279,718
        110,283   FNMA SERIES 1988-7 CLASS Z                                            9.25       04/25/2018             118,942
        586,643   FNMA SERIES 1989-10 CLASS Z                                           9.50       03/25/2019             655,892
        431,551   FNMA SERIES 1989-100 CLASS Z                                          8.75       12/25/2019             466,659
      1,157,250   FNMA SERIES 1989-12 CLASS Y                                          10.00       03/25/2019           1,318,395
        650,728   FNMA SERIES 1989-22 CLASS G                                          10.00       05/25/2019             737,840
        136,093   FNMA SERIES 1989-63 CLASS Z                                           9.40       10/25/2019             146,938
        200,982   FNMA SERIES 1989-98 CLASS E                                           9.20       12/25/2019             216,958
        371,212   FNMA SERIES 1990-144 CLASS W                                          9.50       12/25/2020             415,855
        304,220   FNMA SERIES 1990-75 CLASS Z                                           9.50       07/25/2020             342,969
        137,575   FNMA SERIES 1990-84 CLASS Y                                           9.00       07/25/2020             149,519
        609,744   FNMA SERIES 1990-96 CLASS Z                                           9.67       08/25/2020             690,215
        223,259   FNMA SERIES 1991-5 CLASS Z                                            8.75       01/25/2021             246,058
        797,163   FNMA SERIES 1991-85 CLASS Z                                           8.00       06/25/2021             846,850
        555,376   FNMA SERIES 1992-45 CLASS Z                                           8.00       04/25/2022             594,803
        518,697   FNMA SERIES G-8 CLASS E                                               9.00       04/25/2021             574,759
      1,102,229   FNMA SERIES G92-30 CLASS Z                                            7.00       06/25/2022           1,164,526
        203,823   FNMA WHOLE LOAN SERIES 1999-W6 CLASS A+/-                             9.41       09/25/2028             223,215
        126,454   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                           6.30       06/25/2033             123,818
        370,802   FNMA WHOLE LOAN SERIES 2003-W18 CLASS 1A5                             4.61       08/25/2043             370,465
      6,250,620   FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                           5.75       08/25/2042           4,955,551
      1,265,541   FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-                             1.62       04/25/2033           1,146,384
      5,567,391   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                            5.86       08/25/2042           4,970,752
      5,504,227   FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                          10.16       10/25/2042           6,243,436
      2,743,523   FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1+/-                          10.27       12/25/2042           3,067,889
        441,765   FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                             1.64       06/25/2033             359,010
      5,771,734   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                             7.00       08/25/2044           5,854,703
      9,974,000   FOUR TIMES SQUARE TRUST SERIES 2000-4TS CLASS A2++                    7.80       04/15/2015          10,204,941
      8,296,869   FREDDIE MAC REFERENCE REMIC SERIES R007 CLASS AC                      5.88       05/15/2016           8,431,218
     12,404,000   GNMA SERIES 2004-103 CLASS C+/-                                       4.70       12/16/2027          12,309,852
    211,052,950   GNMA SERIES 2005-23 CLASS IO+/-(c)                                    0.95       06/17/2045           5,717,889
      3,710,879   GNMA SERIES 2005-34 CLASS A                                           3.96       09/16/2021           3,697,187
     10,602,717   GNMA SERIES 2005-59 CLASS A                                           4.39       05/16/2023          10,585,532
     15,310,685   GNMA SERIES 2006-3 CLASS A                                            4.21       01/16/2028          15,065,578
      6,019,000   GNMA SERIES 2006-30 CLASS D+/-                                        5.41       04/16/2039           5,901,223
     12,510,000   GNMA SERIES 2006-32 CLASS C+/-                                        5.52       11/16/2038          12,329,524
     73,941,518   GNMA SERIES 2006-32 CLASS XM+/-(c)                                    0.74       11/16/2045           2,043,085
     12,520,000   GNMA SERIES 2006-68 CLASS D+/-                                        5.31       12/16/2037          12,215,954
      8,197,407   GNMA SERIES 2007-34 CLASS A                                           4.27       11/16/2026           8,169,873
    293,202,949   GNMA SERIES 2008-22 CLASS XM+/-(c)                                    1.09       02/16/2049          10,528,654
     39,500,000   GNMA SERIES 2008-80 CLASS B                                           4.28       01/16/2033          38,539,893
      5,446,601   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                  5.11       06/25/2035           4,679,554
      6,127,433   JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1
                     CLASS 1A1+/-++                                                     4.94       09/28/2044           4,120,698
      4,992,008   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2
                     CLASS A1+/-++                                                      6.50       10/25/2034           4,627,987
    125,500,000   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2
                     CLASS X2+/-(c)                                                     1.05       11/13/2011               7,994
     22,765,000   TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-               6.09       08/15/2039          17,320,630
        829,526   VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                        8.88       02/15/2025             917,659
      1,116,866   VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A                         8.79       06/15/2025           1,232,159
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $391,499,273)                                                         365,015,828
                                                                                                                 ----------------

                      24 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

GOVERNMENT SECURITIES FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
CORPORATE BONDS & NOTES: 1.27%
APPAREL & ACCESSORY STORES: 0.00%
$           172   SEARS ROEBUCK ACCEPTANCE                                              6.70%      04/15/2012    $            120
                                                                                                                 ----------------
ELECTRIC, GAS & SANITARY SERVICES: 0.21%
      3,670,000   TENNESSEE VALLEY AUTHORITY                                            5.38       12/30/2049           3,916,290
                                                                                                                 ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.06%
     18,550,000   PRIVATE EXPORT FUNDING CORPORATION                                    4.55       05/15/2015          19,420,570
                                                                                                                 ----------------
TOTAL CORPORATE BONDS & NOTES (COST $22,031,914)                                                                       23,336,980
                                                                                                                 ----------------
FOREIGN GOVERNMENT BONDS@: 1.59%
     28,000,000   EUROPEAN INVESTMENT BANK SERIES EMTN<<                                4.25       07/15/2013          29,188,124
                                                                                                                 ----------------
TOTAL FOREIGN GOVERNMENT BONDS (COST $28,621,619)                                                                      29,188,124
                                                                                                                 ----------------
MUNICIPAL BONDS & NOTES: 2.51%
ARKANSAS: 0.07%
      1,245,358   ARKANSAS DEVELOPMENT FINANCE AUTHORITY (HOUSING REVENUE LOC)          9.75       11/15/2014           1,348,685
                                                                                                                 ----------------
TENNESSEE: 1.21%
     15,000,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES (EDUCATIONAL
                     FACILITIES REVENUE, MBIA INSURED)ss                                7.75       07/01/2012          16,668,750
      5,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES (EDUCATIONAL
                     FACILITIES REVENUE, MBIA INSURED)ss                                7.50       07/01/2012           5,505,800
                                                                                                                       22,174,550
                                                                                                                 ----------------
TEXAS: 1.23%
      5,405,000   RETAMA TEXAS DEVELOPMENT CORPORATION (OTHER REVENUE LOC)             10.00       12/15/2020           7,574,567
     15,000,000   SAN ANTONIO TX ELECTRIC & GAS SYSTEM (ELECTRIC REVENUE)+/-ss          3.63       12/01/2027          15,076,200
                                                                                                                       22,650,767
                                                                                                                 ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $45,947,955)                                                                       46,174,002
US TREASURY SECURITIES: 19.65%
US TREASURY BONDS: 11.77%
      9,600,000   US TREASURY BOND<<                                                    4.50       05/15/2038          11,357,251
     17,315,000   US TREASURY BOND<<                                                    5.38       02/15/2031          21,526,060
     32,535,000   US TREASURY BOND<<                                                    6.00       02/15/2026          42,015,894
     11,250,000   US TREASURY BOND<<                                                    7.13       02/15/2023          15,343,943
     40,250,000   US TREASURY BOND<<                                                    7.50       11/15/2016          52,526,250
     34,340,000   US TREASURY BOND<<                                                    8.75       05/15/2017          48,548,175
     28,121,000   US TREASURY BOND - INFLATION PROTECTED<<&                             1.88       07/15/2015          24,922,236
                                                                                                                      216,239,809
                                                                                                                 ----------------
US TREASURY NOTES: 7.88%
     55,700,000   US TREASURY NOTE<<                                                    2.75       10/31/2013          57,906,221
     16,000,000   US TREASURY NOTE<<                                                    4.00       08/15/2018          17,442,496
     20,000,000   US TREASURY NOTE                                                      4.25       09/30/2012          22,246,880
     41,965,000   US TREASURY NOTE<<                                                    4.25       08/15/2014          47,095,888
                                                                                                                      144,691,485
                                                                                                                 ----------------
TOTAL US TREASURY SECURITIES (COST $341,787,830)                                                                      360,931,294
                                                                                                                 ----------------

                     Wells Fargo Advantage Income Funds 25


Portfolio of Investments--November 30, 2008 (Unaudited)

GOVERNMENT SECURITIES FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERAL FOR SECURITIES LENDING: 42.09%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 8.07%
     37,038,533   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                             2.32%                    $     37,038,533
     37,038,533   DAILY ASSETS MONEY MARKET FUND                                        1.66                           37,038,533
     37,038,533   DREYFUS CASH MANAGEMENT FUND                                          1.85                           37,038,533
     37,038,533   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                       2.27                           37,038,533
                                                                                                                      148,154,132
                                                                                                                 ----------------

PRINCIPAL
---------------
COLLATERAL INVESTED IN OTHER ASSETS: 34.02%
$     6,873,130   BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                              1.25       12/01/2008           6,873,130
    210,012,303   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                     $210,017,203)                                                      0.28       12/01/2008         210,012,303
     14,859,707   BANK OF IRELAND                                                       0.30       12/01/2008          14,859,707
      6,873,130   BNP PARIBAS PARIS                                                     1.00       12/01/2008           6,873,130
      4,274,412   CHEYNE FINANCE LLC+/-++####(a)(i)                                     0.00       02/25/2008              70,528
     13,364,419   CITIBANK CREDIT CARD ISSUANCE TRUST++                                 1.20       12/01/2008          13,363,528
    229,104,330   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $229,110,058)           0.30       12/01/2008         229,104,330
     10,309,695   DEXIA CREDIT LOCAL DE FRANCE SA                                       1.70       12/01/2008          10,309,695
     13,746,260   FORTIS BANK (GRAND CAYMAN)                                            1.05       12/01/2008          13,746,260
      8,971,842   GRYPHON FUNDING LIMITED(a)(i)                                         0.00       08/23/2009           3,806,753
     14,509,941   MONT BLANC CAPITAL CORPORATION++                                      1.25       12/01/2008          14,508,935
      6,873,130   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MONEY MARKET SECURITIES (MATURITY VALUE $6,873,846)                1.25       12/01/2008           6,873,130
     44,293,504   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $44,294,427)            0.25       12/01/2008          44,293,504
      6,873,130   NATIXIS                                                               1.00       12/01/2008           6,873,130
      7,636,811   SCALDIS CAPITAL LLC++                                                 1.65       12/01/2008           7,636,111
     12,715,290   SOCIETE GENERALE (CAYMAN LSLANDS)                                     0.75       12/01/2008          12,715,290
      9,546,014   VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.85       08/07/2008           6,395,829
      9,546,014   VICTORIA FINANCE LLC+/-++####(a)(i)                                   1.92       05/02/2008           6,395,829
     15,273,622   VICTORIA FINANCE LLC+/-++####(a)(i)                                   2.22       04/03/2008          10,233,327
                                                                                                                      624,944,449
                                                                                                                 ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $785,299,331)                                                           773,098,581
                                                                                                                 ----------------

SHARES
---------------
SHORT-TERM INVESTMENTS: 0.86%

     10,793,349   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         10,793,349
                                                                                                                 ----------------

PRINCIPAL
---------------
US TREASURY BILLS: 0.27%
$     1,950,000   US TREASURY BILL## #                                                  0.25       12/26/2008           1,949,326
      1,800,000   US TREASURY BILL## #                                                  0.55       01/02/2009           1,799,316
        500,000   US TREASURY BILL## #                                                  0.70       01/02/2009             499,810
        750,000   US TREASURY BILL## #                                                  0.80       12/26/2008             749,741
                                                                                                                        4,998,193
                                                                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,791,403)                                                                        15,791,542
                                                                                                                 ----------------

                      26 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

GOVERNMENT SECURITIES FUND

PRINCIPAL         SECURITY NAME                                                                                        VALUE
---------------   ------------------------------------------------------------                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,961,517,446)*                                                  161.16%                                  $  2,960,241,619
OTHER ASSETS AND LIABILITIES, NET                                       (61.16)                                    (1,123,385,130)
                                                                        ------                                   ----------------
TOTAL NET ASSETS                                                        100.00%                                  $  1,836,856,489
                                                                        ------                                   ----------------

----------
<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

%%   Securities issued on a when-issued (TBA) basis. (See Note 2)

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

@    Foreign bond principal is denominated in US Dollars.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions. (See Note 2)

& U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $10,793,349.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 27


Portfolio of Investments--November 30, 2008 (Unaudited)

HIGH INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
CORPORATE BONDS & NOTES: 80.08%
AMUSEMENT & RECREATION SERVICES: 0.92%
$       965,000   MASHANTUCKET WESTERN PEQUOT TRIBE++                                     8.50%    11/15/2015    $        366,700
      2,320,000   SINGLE SPRINGS TRIBAL GAMING AUTHORITY++<<                              9.38     06/15/2015           1,044,000
      1,222,000   TOWN SPORTS INTERNATIONAL INCORPORATED##                               14.13     02/01/2014           1,063,140
                                                                                                                        2,473,840
                                                                                                                 ----------------
APPAREL & ACCESSORY STORES: 0.99%
      2,915,000   WARNACO INCORPORATED                                                    8.88     06/15/2013           2,681,800
                                                                                                                 ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.45%
      2,020,000   LEVI STRAUSS & COMPANY                                                  9.75     01/15/2015           1,212,000
                                                                                                                 ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.30%
      1,785,000   TRW AUTOMOTIVE INCORPORATED++<<                                         7.25     03/15/2017             821,100
                                                                                                                 ----------------
BUSINESS SERVICES: 3.11%
        350,000   AFFINITY GROUP INCORPORATED                                             9.00     02/15/2012             220,500
         52,719   AFFINITY GROUP INCORPORATED                                            10.88     02/15/2012              28,995
      2,508,742   COSO GEOTHERMAL POWER HOLDINGS++                                        7.00     07/15/2026           2,218,732
      3,295,000   DELUXE CORPORATION                                                      7.38     06/01/2015           2,009,950
        555,000   FIRST DATA CORPORATION<<                                                9.88     09/24/2015             319,125
      2,710,000   LAMAR MEDIA CORPORATION SERIES C                                        6.63     08/15/2015           1,964,750
      1,490,000   RAINBOW NATIONAL SERVICES LLC++                                        10.38     09/01/2014           1,288,850
        200,000   SEAGATE TECHNOLOGY HDD HOLDINGS                                         6.80     10/01/2016             125,000
        200,000   SUNGARD DATA SYSTEMS INCORPORATED                                       3.75     01/15/2009             198,000
                                                                                                                        8,373,902
                                                                                                                 ----------------
CASINO & GAMING: 3.75%
        300,000   CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY++                             8.00     11/15/2013             138,000
        400,000   MGM MIRAGE INCORPORATED                                                 6.00     10/01/2009             324,000
      1,980,000   MGM MIRAGE INCORPORATED<<                                               7.63     01/15/2017           1,019,700
        200,000   MTR GAMING GROUP INCORPORATED SERIES B                                  9.00     06/01/2012             110,000
      2,050,000   PENN NATIONAL GAMING INCORPORATED                                       6.75     03/01/2015           1,353,000
        605,000   PENN NATIONAL GAMING INCORPORATED                                       6.88     12/01/2011             544,500
      2,322,000   POKAGON GAMING AUTHORITY++                                             10.38     06/15/2014           1,962,090
      1,850,000   TUNICA-BILOXI GAMING AU++                                               9.00     11/15/2015           1,563,250
      2,110,000   TURNING STONE CASINO RESORT ENTERPRISE++                                9.13     12/15/2010           1,751,300
      1,460,000   WATERFORD GAMING LLC++                                                  8.63     09/15/2014           1,346,850
                                                                                                                       10,112,690
                                                                                                                 ----------------
CHEMICALS & ALLIED PRODUCTS: 0.81%
        340,000   INNOPHOS INCORPORATED                                                   8.88     08/15/2014            289,000
        250,000   MOSAIC COMPANY++                                                        7.38     12/01/2014            212,500
      1,960,000   MOSAIC COMPANY++                                                        7.63     12/01/2016           1,685,600
                                                                                                                        2,187,100
                                                                                                                 ----------------
COAL MINING: 2.09%
      3,145,000   FOUNDATION PA COAL COMPANY                                              7.25     08/01/2014           2,382,338
      1,770,000   MASSEY ENERGY COMPANY                                                   6.88     12/15/2013           1,199,175
      2,675,000   PEABODY ENERGY CORPORATION                                              5.88     04/15/2016           2,059,750
                                                                                                                        5,641,263
                                                                                                                 ----------------
COMMUNICATIONS: 13.82%
      2,805,000   AMERICAN TOWER CORPORATION++                                            7.00     10/15/2017           2,412,300
        665,000   BARRINGTON BROADCASTING GROUP LLC/BARRINGTON BROADCASTING
                     CAPITAL CORPORATION                                                 10.50     08/15/2014             257,688

                      28 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

HIGH INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COMMUNICATIONS (CONTINUED)
$     1,550,000   CCH II LLC/CCH II CAPITAL CORPORATION<<                                10.25%    10/01/2013    $        705,250
      1,245,000   CHARTER COMMUNICATION OPT LLC CAPITAL++                                 8.00     04/30/2012             887,063
        525,000   CHARTER COMMUNICATION OPT LLC CAPITAL++                                 8.38     04/30/2014             357,000
      2,535,000   CHARTER COMMUNICATIONS INCORPORATED++<<                                10.88     09/15/2014           1,818,863
      1,840,000   CITIZENS COMMUNICATIONS COMPANY                                         6.25     01/15/2013           1,439,800
      2,705,000   CITIZENS COMMUNICATIONS COMPANY                                         9.25     05/15/2011           2,319,538
        650,000   CRICKET COMMUNICATIONS INCORPORATED                                     9.38     11/01/2014             515,938
        355,000   CSC HOLDINGS INCORPORATED                                               6.75     04/15/2012             297,313
      3,145,000   CSC HOLDINGS INCORPORATED++<<                                           8.50     06/15/2015           2,539,588
         50,000   CSC HOLDINGS INCORPORATED SERIES B                                      7.63     04/01/2011              44,250
      2,475,000   DIRECTV HOLDINGS LLC                                                    7.63     05/15/2016           2,109,938
        800,000   DIRECTV HOLDINGS/FINANCE                                                8.38     03/15/2013             736,000
        350,000   ECHOSTAR DBS CORPORATION                                                7.13     02/01/2016             248,500
      2,900,000   ECHOSTAR DBS CORPORATION                                                7.75     05/31/2015           2,131,500
      3,380,000   EMBARQ CORPORATION                                                      7.08     06/01/2016           2,399,800
        300,000   FISHER COMMUNICATIONS INCORPORATED                                      8.63     09/15/2014             249,000
      4,265,000   L-3 COMMUNICATIONS CORPORATION                                          6.38     10/15/2015           3,539,950
      3,360,000   MEDIACOM BROADBAND LLC                                                  8.50     10/15/2015           2,385,600
        825,000   METROPCS WIRELESS INCORPORATED                                          9.25     11/01/2014             676,500
      2,355,000   NEXTEL COMMUNICATIONS INCORPORATED SERIES D                             7.38     08/01/2015             942,000
      5,035,000   QWEST CORPORATION                                                       7.50     10/01/2014           3,876,950
        480,000   QWEST CORPORATION                                                       7.63     06/15/2015             362,400
      3,430,000   SPRINT NEXTEL CORPORATION                                               6.00     12/01/2016           1,903,650
        980,000   VALOR TELECOMMUNICATIONS ENTERPRISES                                    7.75     02/15/2015             833,000
      1,630,000   WINDSTREAM CORPORATION                                                  8.63     08/01/2016           1,271,400
                                                                                                                       37,260,779
                                                                                                                 ----------------
DEPOSITORY INSTITUTIONS: 1.25%
      2,430,000   AXCAN INTERMEDIATE HOLDINGS INCORPORATED++                              9.25     03/01/2015           2,041,200
      1,685,000   JPMORGAN CHASE & COMPANY SERIES 1+/-                                    7.90     04/29/2049           1,319,085
                                                                                                                        3,360,285
                                                                                                                 ----------------
EATING & DRINKING PLACES: 1.16%
      3,105,000   ARAMARK CORPORATION<<                                                   8.50     02/01/2015           2,577,150
      1,400,000   O'CHARLEYS INCORPORATED                                                 9.00     11/01/2013             560,000
                                                                                                                        3,137,150
                                                                                                                 ----------------
EDUCATIONAL SERVICES: 0.76%
      2,950,000   EDUCATION MANAGEMENT LLC<<                                             10.25     06/01/2016           2,050,250
                                                                                                                 ----------------
ELECTRIC UTILITIES: 0.35%
      1,485,000   ENERGY FUTURE HOLDINGS SERIES++                                        10.88     11/01/2017             957,825
                                                                                                                 ----------------
ELECTRIC, GAS & SANITARY SERVICES: 7.65%
      1,045,000   ALLIED WASTE NORTH AMERICA INCORPORATED                                 6.88     06/01/2017             909,150
      1,000,000   ALLIED WASTE NORTH AMERICA INCORPORATED                                 7.25     03/15/2015             882,500
      1,680,000   EDISON MISSION ENERGY                                                   7.75     06/15/2016           1,314,600
      1,770,000   INERGY LP/INERGY FINANCE CORPORATION                                    6.88     12/15/2014           1,287,675
      3,450,000   IPALCO ENTERPRISES INCORPORATED++                                       7.25     04/01/2016           2,622,000
      1,950,000   MIRANT NORTH AMERICA LLC                                                7.38     12/31/2013           1,686,750
      9,575,000   NORTHERN CALIFORNIA GAS AUTHORITY #1 (UTILITIES REVENUE)+/-             3.32     07/01/2027           3,542,750
      3,935,000   NRG ENERGY INCORPORATED<<                                               7.38     02/01/2016           3,197,188
      2,010,000   QUICKSILVER RESOURCES INCORPORATED                                      8.25     08/01/2015           1,296,450
      3,550,000   SIERRA PACIFIC RESOURCES                                                6.75     08/15/2017           2,895,614
      1,525,000   TEXAS COMPETITIVE ELECTRIC HOLDINGS COMPANY LLC++                      10.25     11/01/2015             976,000
                                                                                                                       20,610,677
                                                                                                                 ----------------

                      Wells Fargo Advantage Income Funds 29


Portfolio of Investments--November 30, 2008 (Unaudited)

HIGH INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.85%
$       400,000   BALDOR ELECTRIC COMPANY                                                 8.63%    02/15/2017    $        294,000
      2,615,000   HEXCEL CORPORATION                                                      6.75     02/01/2015           1,987,400
                                                                                                                        2,281,400
                                                                                                                 ----------------
ENERGY: 0.33%
      1,000,000   WHITE PINE HYDRO PORTFOLIO++                                            7.26     07/20/2015             883,677
                                                                                                                 ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.07%
      3,465,000   US ONCOLOGY INCORPORATED                                                9.00     08/15/2012           2,884,613
                                                                                                                 ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.50%
      1,610,000   BALL CORPORATION                                                        6.63     03/15/2018           1,352,400
                                                                                                                 ----------------
FOOD & KINDRED PRODUCTS: 1.76%
      2,700,000   CONSTELLATION BRANDS INCORPORATED<<                                     7.25     09/01/2016           2,241,000
      1,329,852   PARMALAT BAKERY SERIES A2++(i)                                          5.00     07/09/2012             997,389
      1,329,852   PARMALAT DAIRY SERIES A1++(i)                                           5.00     07/09/2010             997,389
        650,000   REYNOLDS AMERICAN INCORPORATED                                          7.63     06/01/2016             513,733
                                                                                                                        4,749,511
                                                                                                                 ----------------
HEALTH SERVICES: 4.98%
      3,590,000   ALLIANCE IMAGING INCORPORATED SERIES B                                  7.25     12/15/2012           2,988,675
      3,385,000   COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI                         8.88     07/15/2015           2,716,463
      3,295,000   DAVITA INCORPORATED                                                     7.25     03/15/2015           2,850,175
      3,020,000   HCA INCORPORATED                                                        9.25     11/15/2016           2,453,750
      3,360,000   HCA INCORPORATED                                                        9.63     11/15/2016           2,419,200
                                                                                                                       13,428,263
                                                                                                                 ----------------
HOLDING & OTHER INVESTMENT OFFICES: 0.22%
        755,000   SHERIDAN ACQUISITION CORPORATION                                       10.25     08/15/2011             581,350
                                                                                                                 ----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.03%
         75,000   IKON OFFICE SOLUTIONS INCORPORATED                                      6.75     12/01/2025              75,000
                                                                                                                 ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.86%
      2,120,000   CASE NEW HOLLAND INCORPORATED                                           7.13     03/01/2014           1,515,800
      2,050,000   SPX CORPORATION++                                                       7.63     12/15/2014           1,670,750
      2,550,000   TEREX CORPORATION                                                       8.00     11/15/2017           1,823,250
                                                                                                                        5,009,800
                                                                                                                 ----------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.10%
      3,225,000   CORRECTIONS CORPORATION OF AMERICA<<                                    6.25     03/15/2013           2,838,000
        130,000   CORRECTIONS CORPORATION OF AMERICA                                      6.75     01/31/2014             116,350
                                                                                                                        2,954,350
                                                                                                                 ----------------
LEGAL SERVICES: 0.91%
      2,850,000   FTI CONSULTING INCORPORATED                                             7.75     10/01/2016           2,451,000
                                                                                                                 ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.55%
      1,660,000   INVACARE CORPORATION                                                    9.75     02/15/2015           1,481,550
                                                                                                                 ----------------
METAL MINING: 0.96%
        150,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                             8.25     04/01/2015             108,750
      3,160,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                             8.38     04/01/2017           2,243,600
      2,020,000   NORANDA ALUMINUM HOLDING CORPORATION+/-                                 8.35     11/15/2014             242,400
                                                                                                                        2,594,750
                                                                                                                 ----------------

                      30 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

HIGH INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.97%
$     2,410,000   ALH FINANCE LLC/ALH FINANCE CORPORATION                                 8.50%    01/15/2013    $      1,855,700
      1,735,000   CLARKE AMERICAN CORPORATION<<                                           9.50     05/15/2015             763,400
                                                                                                                        2,619,100
                                                                                                                 ----------------
MOTION PICTURES: 1.02%
      2,980,000   AMC ENTERTAINMENT INCORPORATED SERIES B                                 8.63     08/15/2012           2,503,200
        602,000   MUZAK FINANCE CORPORATION LLC(i)                                       13.00     03/15/2010             258,860
                                                                                                                        2,762,060
                                                                                                                 ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.07%
      1,830,000   FORD MOTOR CREDIT COMPANY LLC                                           7.00     10/01/2013             770,079
      1,695,000   FORD MOTOR CREDIT COMPANY LLC                                           8.00     12/15/2016             714,319
      2,110,000   GMAC LLC                                                                6.63     05/15/2012             739,772
        450,000   GMAC LLC<<                                                              6.75     12/01/2014             146,217
      1,935,000   GMAC LLC<<                                                              8.00     11/01/2031             508,890
                                                                                                                        2,879,277
                                                                                                                 ----------------
OIL & GAS EXTRACTION: 8.66%
      3,450,000   CHESAPEAKE ENERGY CORPORATION                                           6.38     06/15/2015           2,415,000
        650,000   CHESAPEAKE ENERGY CORPORATION                                           6.88     11/15/2020             422,500
      2,105,000   COMPLETE PRODUCTION SERVICES INCORPORATED                               8.00     12/15/2016           1,326,150
      3,500,000   EL PASO CORPORATION<<                                                   6.75     05/15/2009           3,346,655
      2,550,000   FOREST OIL CORPORATION                                                  7.25     06/15/2019           1,746,750
      2,975,000   HILCORP ENERGY++                                                        7.75     11/01/2015           2,127,125
      2,855,000   KEY ENERGY SERVICES INCORPORATED                                        8.38     12/01/2014           1,991,363
      1,650,000   NATIONAL OILWELL VARCO INCORPORATED SERIES B                            6.13     08/15/2015           1,274,887
      3,660,000   PRIDE INTERNATIONAL INCORPORATED                                        7.38     07/15/2014           3,120,150
        425,000   RANGE RESOURCES CORPORATION                                             7.25     05/01/2018             337,344
      3,225,000   RANGE RESOURCES CORPORATION                                             7.50     05/15/2016           2,676,750
      3,015,000   SOUTHWESTERN ENERGY COMPANY++                                           7.50     02/01/2018           2,547,675
                                                                                                                       23,332,349
                                                                                                                 ----------------
PAPER & ALLIED PRODUCTS: 3.01%
      2,135,000   APPLETON PAPERS INCORPORATED SERIES B                                   9.75     06/15/2014           1,152,900
      2,220,000   GRAHAM PACKAGING COMPANY INCORPORATED<<                                 8.50     10/15/2012           1,620,600
      2,485,000   P.H. GLATFELTER COMPANY                                                 7.13     05/01/2016           2,161,950
      2,185,000   ROCKTENN COMPANY                                                        8.20     08/15/2011           2,010,200
        425,000   ROCKTENN COMPANY++                                                      9.25     03/15/2016             365,500
      1,685,000   VERSO PAPER HOLDINGS LLC<<                                              9.13     08/01/2014             808,800
                                                                                                                        8,119,950
                                                                                                                 ----------------
PERSONAL SERVICES: 1.00%
        200,000   SERVICE CORPORATION INTERNATIONAL                                       7.50     04/01/2027             126,000
        100,000   SERVICE CORPORATION INTERNATIONAL                                       7.63     10/01/2018              72,000
      3,465,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                             7.00     06/15/2017           2,494,800
                                                                                                                        2,692,800
                                                                                                                 ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.24%
      2,700,000   PETROHAWK ENERGY CORPORATION++                                          7.88     06/01/2015           1,903,500
      2,250,000   SANDRIDGE ENERGY INCORPORATED                                           8.63     04/01/2015           1,428,750
                                                                                                                        3,332,250
                                                                                                                 ----------------
PIPELINES: 1.07%
        845,000   DYNEGY HOLDINGS INCORPORATED                                            7.75     06/01/2019             561,925
      1,690,000   DYNEGY HOLDINGS INCORPORATED                                            8.38     05/01/2016           1,174,550

                      Wells Fargo Advantage Income Funds 31


Portfolio of Investments--November 30, 2008 (Unaudited)

HIGH INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
PIPELINES (CONTINUED)
$     1,505,000   WILLIAMS COMPANIES INCORPORATED                                         7.63%    07/15/2019    $      1,151,325
                                                                                                                        2,887,800
                                                                                                                 ----------------
PRIMARY METAL INDUSTRIES: 1.50%
      2,510,000   BELDEN CDT INCORPORATED                                                 7.00     03/15/2017           1,869,950
      3,545,000   STEEL DYNAMICS INCORPORATED++                                           7.75     04/15/2016           2,162,450
                                                                                                                        4,032,400
                                                                                                                 ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.62%
      2,840,000   IDEARC INCORPORATED                                                     8.00     11/15/2016             234,300
      1,785,000   NIELSEN FINANCE LLC/NIELSEN FINANCE COMPANY                            10.00     08/01/2014           1,285,200
        425,000   NIELSEN FINANCE LLC/NIELSEN FINANCE COMPANY##                          23.93     08/01/2016             157,250
                                                                                                                        1,676,750
                                                                                                                 ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 2.17%
      2,815,000   RECKSON OPERATING PARTNERSHIP LP                                        6.00     03/31/2016           1,842,327
      2,110,000   ROUSE COMPANY LP++                                                      6.75     05/01/2013             464,200
      4,715,000   VENTAS REALTY LP                                                        6.75     04/01/2017           3,536,250
                                                                                                                        5,842,777
                                                                                                                 ----------------
RENTAL AUTO/EQUIPMENT: 0.50%
      2,630,000   AVIS BUDGET CAR RENTAL LLC<<                                            7.75     05/15/2016             670,650
      1,315,000   HERTZ CORPORATION                                                       8.88     01/01/2014             678,869
                                                                                                                        1,349,519
                                                                                                                 ----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.48%
         75,000   GOODYEAR TIRE & RUBBER COMPANY                                          7.86     08/15/2011              54,750
      1,654,000   GOODYEAR TIRE & RUBBER COMPANY<<                                        9.00     07/01/2015           1,232,230
                                                                                                                        1,286,980
                                                                                                                 ----------------
SOCIAL SERVICES: 0.03%
         75,000   SERVICE CORPORATION INTERNATIONAL                                       7.88     02/01/2013              69,000
                                                                                                                 ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.44%
      3,610,000   CROWN CORK & SEAL COMPANY INCORPORATED                                  8.00     04/15/2023           2,662,375
        525,000   OWENS-BROCKWAY GLASS CONTAINER INCORPORATED                             8.25     05/15/2013             493,500
      4,160,000   OWENS-ILLINOIS INCORPORATED                                             7.80     05/15/2018           3,411,200
                                                                                                                        6,567,075
                                                                                                                 ----------------
TEXTILE MILL PRODUCTS: 1.09%
      2,190,000   INTERFACE INCORPORATED                                                  9.50     02/01/2014           1,752,000
      2,095,000   PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                         8.88     09/15/2013           1,194,150
                                                                                                                        2,946,150
                                                                                                                 ----------------
TRANSPORTATION EQUIPMENT: 0.50%
      2,185,000   FORD MOTOR COMPANY<<                                                    7.45     07/16/2031             546,250
        200,000   GENERAL MOTORS CORPORATION                                              7.20     01/15/2011              54,000
      3,510,000   LEAR CORPORATION SERIES B                                               8.75     12/01/2016             754,650
                                                                                                                        1,354,900
                                                                                                                 ----------------
WATER TRANSPORTATION: 0.11%
        460,000   OVERSEAS SHIPHOLDING GROUP                                              7.50     02/15/2024             302,450
                                                                                                                 ----------------
WHOLESALE TRADE-DURABLE GOODS: 0.07%
        225,000   OMNICARE INCORPORATED                                                   6.88     12/15/2015             182,240
                                                                                                                 ----------------

                      32 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

HIGH INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
TOTAL CORPORATE BONDS & NOTES (COST $293,502,949)                                                                $    215,844,152
                                                                                                                 ----------------
FOREIGN CORPORATE BONDS@: 3.55%
$     3,000,000   FMC FINANCE III SA                                                      6.88%    07/15/2017           2,505,000
      3,090,000   INEOS GROUP HOLDINGS PLC++                                              8.50     02/15/2016             548,475
      1,545,000   INTELSAT (BERMUDA) LIMITED                                              9.25     06/15/2016           1,228,275
      4,230,000   INTELSAT (BERMUDA) LIMITED                                             11.25     06/15/2016           3,405,150
         25,000   VIDEOTRON LIMITED                                                       6.38     12/15/2015              19,250
        365,000   VIDEOTRON LIMITED                                                       6.88     01/15/2014             304,775
      1,760,000   VIDEOTRON LIMITED++                                                     9.13     04/15/2018           1,548,800
TOTAL FOREIGN CORPORATE BONDS (COST $14,218,287)                                                                        9,559,725
                                                                                                                 ----------------
TERM LOANS: 3.58%
         92,903   ALLIED WASTE INDUSTRIES INCORPORATED TERM LOAN                          1.33     03/28/2014              89,826
        130,001   ALLIED WASTE INDUSTRIES INCORPORATED TERM LOAN                          2.61     03/28/2014             124,996
      1,089,651   CALPINE CORPORATION DIP TERM LOAN B                                     6.65     03/29/2009             763,987
        650,000   CHARTER COMMUNICATIONS CORPORATION 3RD LIEN TERM LOAN                   6.26     03/01/2014             373,750
        173,688   CHARTER COMMUNICATIONS OPERATING LLC 1ST LIEN (REFINANCE)
                     TERM LOAN                                                            5.06     03/06/2014             117,005
        148,870   CROWN CASTLE OPERATING COMPANY TERM LOAN                                5.38     03/06/2014             105,791
        822,811   CSC HOLDINGS INCORPORATED TERM LOAN                                     4.57     03/23/2013             682,423
        694,952   GENERAL MOTORS CORPORATION TERM LOAN B                                  5.80     12/15/2013             271,525
      1,870,284   GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B                        4.43     12/20/2012           1,455,324
      1,040,389   GEORGIA-PACIFIC TERM LOAN B2                                            4.31     12/20/2012             809,558
        393,000   HCA INCORPORATED SERIES B TERM LOAN                                     6.01     11/14/2013             293,834
      2,000,000   NALCO COMPANY TL B                                                      4.65     11/04/2010           1,745,000
        128,545   NIELSEN FINANCE LLC TERM LOAN                                           4.29     08/09/2013              85,552
        298,035   NRG ENERGY INCORPORATED TERM LOAN B1                                    5.26     02/01/2013             249,232
        146,421   NRG ENERGY INCORPORATED TERM LOAN L                                     3.66     02/02/2011             122,445
        740,427   SUNGARD DATA SYSTEM TERM LOAN                                           4.00     02/11/2013             508,000
      2,000,000   SUPERVALU INCORPORATED TERM LOAN                                        3.94     06/02/2012           1,567,000
        450,000   THE GOODYEAR TIRE & RUBBER COMPANY 2ND LIEN TERM LOAN                   2.90     04/30/2014             280,800
TOTAL TERM LOANS (COST $12,174,075)                                                                                     9,646,048
                                                                                                                 ----------------

COLLATERAL FOR SECURITIES LENDING: 8.16%

     SHARES
---------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.32%
        893,840   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                               2.32                            893,840
        893,840   DAILY ASSETS MONEY MARKET FUND                                          1.66                            893,840
        893,840   DREYFUS CASH MANAGEMENT FUND                                            1.85                            893,840
        893,840   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                         2.27                            893,840
                                                                                                                        3,575,360
                                                                                                                 ----------------

   PRINCIPAL
---------------
COLLATERAL INVESTED IN OTHER ASSETS: 6.84%
$       197,817   BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                                1.25     12/01/2008             197,817
      5,861,248   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $5,861,385)               0.28     12/01/2008           5,861,248
        428,706   BANK OF IRELAND                                                         0.30     12/01/2008             428,706
        197,817   BNP PARIBAS PARIS                                                       1.00     12/01/2008             197,817
        374,104   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008               6,173
        288,022   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008               4,752
        395,634   CITIBANK CREDIT CARD ISSUANCE TRUST++                                   1.20     12/01/2008             395,608
      6,593,903   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,594,068)                  0.30     12/01/2008           6,593,903
        293,062   DEXIA CREDIT LOCAL DE FRANCE SA                                         1.70     12/01/2008             293,062

                      Wells Fargo Advantage Income Funds 33


Portfolio of Investments--November 30, 2008 (Unaudited)

HIGH INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       439,594   FORTIS BANK (GRAND CAYMAN)                                              1.05%    12/01/2008    $        439,594
      1,390,242   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009             589,880
        374,973   MONT BLANC CAPITAL CORPORATION++                                        1.25     12/01/2008             374,950
        197,817   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MONEY MARKET SECURITIES (MATURITY VALUE $197,838)                    1.25     12/01/2008             197,817
        293,062   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $293,068)                 0.25     12/01/2008             293,062
        197,817   NATIXIS                                                                 1.00     12/01/2008             197,817
        380,981   SOCIETE GENERALE (CAYMAN LSLANDS)                                       0.75     12/01/2008             380,981
        630,084   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.82     07/28/2008             422,156
        366,328   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.85     08/07/2008             245,440
        454,247   VICTORIA FINANCE LLC+++/-####(a)(i)                                     2.22     04/03/2008             304,345
        732,656   VICTORIA FINANCE LLC+++/-####(a)(i)                                     2.23     02/15/2008             490,879
        577,775   WHITE PINE FINANCE LLC+++/-####(a)(i)                                   2.18     02/22/2008             511,273
                                                                                                                       18,427,280
                                                                                                                 ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $23,028,766)                                                             22,002,640
                                                                                                                 ----------------

     SHARES
---------------
SHORT-TERM INVESTMENTS: 10.79%
     28,830,422   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                          28,830,422
                                                                                                                 ----------------

    PRINCIPAL
---------------
US TREASURY BILLS: 0.09%
$       250,000   US TREASURY BILL###                                                     0.25     12/26/2008             249,914
                                                                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $29,080,379)                                                                        29,080,336
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $372,006,144)*                                                 106.16%                                  $    286,132,901
OTHER ASSETS AND LIABILITIES, NET                                        (6.16)                                       (16,601,260)
                                                                        ------                                   ----------------
TOTAL NET ASSETS                                                        100.00%                                  $    269,531,641
                                                                        ------                                   ----------------

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

<<   All or a portion of this security is on loan.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions. (See Note 2)

+/-  Variable rate investments.

(i)  Illiquid security.

@    Foreign bond principal is denominated in US dollars.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $28,830,422.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                      34 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

SHORT-TERM BOND FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
AGENCY NOTES - INTEREST BEARING: 4.73%
$    10,000,000   FHLB<<                                                              3.63%        10/18/2013    $     10,217,550
      5,000,000   FHLMC                                                               4.75         01/18/2011           5,238,420
TOTAL AGENCY NOTES - INTEREST BEARING (COST $14,959,598)                                                               15,455,970
                                                                                                                 ----------------
AGENCY SECURITIES: 6.80%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.50%
        305,000   FHLMC<<                                                             5.25         07/18/2011             324,998
            140   FHLMC #160089                                                      10.75         09/01/2009                 145
          8,377   FHLMC #170151                                                      10.50         01/01/2016               9,793
            324   FHLMC #183254                                                       9.50         03/01/2011                 342
          8,831   FHLMC #1B0123+/-                                                    5.28         09/01/2031               8,836
          6,441   FHLMC #1B0128+/-                                                    5.28         09/01/2031               6,444
          4,637   FHLMC #255531                                                      10.25         07/01/2009               4,676
          2,358   FHLMC #360016                                                      10.50         11/01/2017               2,793
          2,918   FHLMC #360056                                                      10.50         02/01/2019               3,537
          1,753   FHLMC #360057                                                      10.50         03/01/2019               2,141
          2,070   FHLMC #360059                                                      10.50         04/01/2019               2,517
          1,180   FHLMC #360061                                                      10.50         05/01/2019               1,439
         20,531   FHLMC #360063                                                      10.50         06/01/2019              24,802
          3,520   FHLMC #360065                                                      10.50         07/01/2019               4,260
        589,015   FHLMC #555316                                                       9.00         06/01/2019             639,403
        388,476   FHLMC #555408                                                      10.50         08/01/2018             459,202
        525,044   FHLMC #555500                                                       8.50         09/01/2017             560,575
        681,666   FHLMC #555514                                                       9.00         10/01/2019             754,317
         17,103   FHLMC #786823+/-                                                    5.40         07/01/2029              17,153
        108,048   FHLMC #789272+/-                                                    5.35         04/01/2032             107,996
        333,157   FHLMC #865496+/-                                                    5.92         05/01/2026             341,847
        421,341   FHLMC #A01734                                                       9.00         08/01/2018             460,375
        688,370   FHLMC #G01126<<                                                     9.50         12/01/2022             762,532
         87,981   FHLMC #G10747                                                       7.50         10/01/2012              91,508
        156,280   FHLMC #G11150                                                       7.50         12/01/2011             161,478
         17,439   FHLMC #G11345                                                       7.50         12/01/2011              18,068
         41,357   FHLMC #G11391                                                       7.50         06/01/2012              42,973
         97,751   FHLMC #G90023                                                       7.00         11/17/2013             101,574
                                                                                                                        4,915,724
                                                                                                                 ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 4.40%
      5,350,000   FNMA<<                                                              6.63         09/15/2009           5,551,176
          4,092   FNMA #100001                                                        9.00         02/15/2020               4,503
        859,735   FNMA #100042                                                       11.00         10/15/2020             987,171
         90,405   FNMA #100202                                                        9.50         02/15/2011              93,450
        136,627   FNMA #100255                                                        8.33         07/15/2020             148,770
        453,182   FNMA #190075                                                        8.50         02/01/2023             483,239
        337,350   FNMA #302507                                                        9.00         11/01/2024             371,898
         49,151   FNMA #313617                                                        8.00         09/01/2023              52,028
        804,611   FNMA #323582                                                        8.00         04/01/2017             850,026
         18,383   FNMA #392645                                                        8.00         12/01/2013              19,350
        439,246   FNMA #426828                                                        8.00         09/01/2019             471,110
        245,411   FNMA #426832                                                        8.50         07/01/2018             264,037
        342,538   FNMA #545131                                                        8.00         03/01/2013             344,821
         60,713   FNMA #545157                                                        8.50         11/01/2012              61,258
        224,063   FNMA #545460+/-                                                     5.03         11/01/2031             225,014
      1,561,755   FNMA #598559<<                                                      6.50         08/01/2031           1,623,011
        157,968   FNMA #70801                                                        12.00         03/01/2017             177,639
      2,564,668   FNMA #712107                                                        6.00         03/01/2033           2,632,763
                                                                                                                       14,361,264
                                                                                                                 ----------------

                      Wells Fargo Advantage Income Funds 35


Portfolio of Investments--November 30, 2008 (Unaudited)

SHORT-TERM BOND FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.90%
$        93,922   GNMA #780029                                                        9.00%        11/15/2024    $        102,015
      1,516,605   GNMA #780110<<                                                     12.50         04/15/2019           1,806,419
          8,981   GNMA #780134                                                        8.50         05/15/2010               9,038
        269,216   GNMA #780267                                                        9.00         11/15/2017             293,570
        127,039   GNMA #780288<<                                                      8.00         12/15/2023             137,770
        482,050   GNMA #781311<<                                                      7.50         02/15/2013             494,758
         58,041   GNMA #781540<<                                                      7.00         05/15/2013              60,368
         17,520   GNMA #927                                                          10.00         02/20/2018              20,524
                                                                                                                        2,924,462
                                                                                                                 ----------------
SMALL BUSINESS ADMINISTRATION: 0.00%
      237,405  SBA #0191(c)(i)                                                        3.68         07/30/2018               6,751
                                                                                                                 ----------------
TOTAL AGENCY SECURITIES (COST $22,874,466)                                                                             22,208,201
                                                                                                                 ----------------
ASSET BACKED SECURITIES: 9.26%
      2,250,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-            1.62         09/15/2011           2,029,843
      3,900,000   BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                  1.74         03/15/2012           3,694,035
      1,156,658   BMW VEHICLE LEASE TRUST SERIES 2007-1 CLASS A2B+/-                  1.61         11/16/2009           1,128,079
      2,150,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4
                     CLASS A3B+/-                                                     2.12         07/15/2010           1,962,236
      1,363,799   CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                     2003-5 CLASS 2M1+/-                                              2.00         05/25/2033             494,421
      1,600,000   CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                     1.68         01/15/2015           1,278,980
      2,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A3 CLASS
                     A3+/-                                                            3.61         07/25/2011           1,936,932
      3,104,035   CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS
                     IO+/-(c)(i)                                                      0.54         07/15/2027                 970
      3,359,912   CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS
                     A(i)                                                             7.23         07/16/2028               1,050
        284,389   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-         1.71         02/15/2034             178,416
        814,093   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-        1.72         12/15/2033             482,343
      2,000,000   DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                          3.81         07/08/2011           1,941,343
        730,533   DAIMLER CHRYSLER AUTO TRUST SERIES 2006-A CLASS A3                  5.00         05/08/2010             726,324
     28,299,494   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(c)++(i)             0.83         09/29/2031             650,888
      1,500,000   FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-           2.17         11/15/2012           1,419,293
        130,743   FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-             1.44         12/15/2009             130,407
      2,545,989   HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                   2.10         02/25/2034           1,404,520
      1,750,819   MSCC HELOC TRUST SERIES 2007-1 CLASS A+/-                           1.50         12/25/2031           1,227,720
        127,948   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                     CLASS AII+/-                                                     1.87         03/25/2032              88,397
      2,743,395   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10
                     CLASS M1+/-                                                      2.52         10/25/2033           2,029,197
      2,485,607   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                     M1+/-                                                            2.82         04/25/2033           1,735,931
      4,000,000   WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS
                     A+/-++                                                           4.10         01/23/2011           3,530,400
      2,800,000   WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS
                     A+/-++                                                           3.43         06/23/2012           2,184,000
TOTAL ASSET BACKED SECURITIES (COST $40,822,644)                                                                       30,255,725
                                                                                                                 ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.34%
      4,392,112   AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                      2.08         10/25/2033          2,704,910
     37,000,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                     2001-PB1 CLASS XP+/-(c)++                                        1.78         05/11/2035             812,450
        126,435   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS
                     3A1+/-                                                           5.92         10/20/2032             126,904
        499,991   CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-              2.05         03/25/2034             324,985
      3,227,563   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS
                     2A2+/-                                                           5.24         12/25/2035           2,656,759
        225,850   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                     CLASS AA+/-                                                      1.73         12/25/2034             159,888
        539,002   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH SERIES
                     2006-HYB1 CLASS 2A2A+/-                                          5.53         03/20/2036             447,814
        544,312   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                     2001-HYB1 CLASS 2A1+/-                                           5.09         06/19/2031             543,851
        178,207   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                     2004-20 CLASS 3A1+/-                                             4.59         09/25/2034              93,514
     43,014,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                     SERIES 2001-CK6 CLASS ACP+/-(c)                                  0.93         08/15/2036               3,149
        464,955   DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                   8.45         09/20/2019             465,384
      1,094,145   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-            5.22         09/25/2033             910,140

                      36 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

SHORT-TERM BOND FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$        94,503   FHLMC SERIES 2198 CLASS SC+/-                                       9.00%        06/15/2028    $         95,769
        896,990   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS
                     A6                                                               9.50         02/25/2042             972,673
         45,165   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                     2A1+/-                                                           5.58         07/25/2043              45,559
      1,616,764   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                     2A1+/-                                                           5.61         10/25/2043           1,633,184
        193,196   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                          9.50         11/25/2031             209,316
      1,375,834   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                         9.50         05/25/2042           1,490,631
        362,072   FNMA SERIES 1989-29 CLASS Z                                        10.00         06/25/2019             396,246
        291,628   FNMA SERIES 1989-63 CLASS Z                                         9.40         10/25/2019             314,867
        296,394   FNMA SERIES 2003-W19 CLASS 1A4                                      4.78         11/25/2033             296,135
        587,094   FNMA SERIES G95-2 CLASS IO+/-(c)(i)                                10.00         05/25/2020             117,863
         74,856   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                         6.30         06/25/2033              73,295
      2,672,347   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                          5.64         08/25/2042           2,385,961
        250,483   FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                        10.16         10/25/2042             284,123
      1,902,526   GNMA SERIES 2007-69 CLASS TA+/-                                     4.85         06/16/2031           1,916,670
        153,320   GOLDEN NATIONAL MORTGAGE ASSET BACKED CERTIFICATES SERIES
                     1998-GN1 CLASS M2(i)                                             8.02         02/25/2027             144,328
        759,470   GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A+/-++                8.00         09/19/2027             805,384
      2,415,744   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++              1.80         06/25/2034           1,820,685
      1,719,162   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++              5.91         06/25/2034             943,581
      1,700,720   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++           1.75         01/25/2036           1,674,495
      2,189,987   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++           1.80         04/25/2036           2,169,757
        430,561   GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                  4.21         04/25/2032             252,544
      1,269,697   JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                 4.89         04/25/2035           1,165,176
      1,815,534   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                5.11         06/25/2035           1,559,851
      1,204,008   JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                 5.37         08/25/2035           1,081,193
      1,531,858   JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1
                     CLASS 1A1+/-++                                                   4.94         09/28/2044           1,030,175
         30,720   MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                   6.17         10/25/2032              25,746
      9,930,845   MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X+/-(c)++            0.89         11/15/2031             218,743
      2,802,167   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AR1 CLASS
                     1A1+/-                                                           5.08         02/25/2035             984,393
      5,950,890   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                  3.17         09/10/2035           3,515,191
         54,319   SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3 CLASS
                     A##                                                              0.23         10/23/2017              53,204
      2,518,011   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2
                     CLASS A+/-++                                                     8.29         07/15/2027           2,514,916
         11,431   STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B
                     CLASS BO##(i)                                                    0.05         06/25/2023              11,347
        129,523   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                 1.88         12/25/2034             112,037
        145,470   USGI FHA PROJECT LOAN                                               7.44         11/24/2019             144,015
        280,239   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-              6.24         08/25/2032             264,589
        280,239   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-              6.24         08/25/2032             255,206
         75,337   WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-(i)           6.12         12/28/2037              61,240
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $50,470,177)                                                           40,289,836
                                                                                                                 ----------------
CORPORATE BONDS & NOTES: 28.65%
AGRICULTURAL PRODUCTION CROPS: 0.54%
      1,770,000   BUNGE LIMITED FINANCE CORPORATION                                   4.38         12/15/2008           1,768,796
                                                                                                                 ----------------
AMUSEMENT & RECREATION SERVICES: 0.24%
        800,000   SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                 4.13         12/01/2010             800,000
                                                                                                                 ----------------
CHEMICALS & ALLIED PRODUCTS: 1.71%
      1,750,000   CLOROX COMPANY                                                      4.20         01/15/2010           1,717,916
      2,000,000   CLOROX COMPANY                                                      5.00         03/01/2013           1,883,002
      2,000,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                4.85         05/15/2013           1,972,452
                                                                                                                        5,573,370
                                                                                                                 ----------------
COMMUNICATIONS: 5.04%
      2,500,000   AMERITECH CAPITAL FUNDING CORPORATION                               6.25         05/18/2009           2,530,880
      2,000,000   CITIZENS COMMUNICATIONS COMPANY                                     9.25         05/15/2011           1,715,000

                      Wells Fargo Advantage Income Funds 37


Portfolio of Investments--November 30, 2008 (Unaudited)

SHORT-TERM BOND FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COMMUNICATIONS (CONTINUED)
$     3,000,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                  8.38%        03/15/2013    $      2,996,502
      1,750,000   COX COMMUNICATIONS INCORPORATED                                     7.88         08/15/2009           1,689,196
      2,000,000   SPRINT CAPITAL CORPORATION<<                                        6.38         05/01/2009           1,940,000
      2,000,000   TIME WARNER CABLE INCORPORATED                                      5.40         07/02/2012           1,831,864
      2,000,000   VERIZON COMMUNICATIONS INCORPORATED                                 5.25         04/15/2013           1,859,278
      2,000,000   VIACOM INCORPORATED+/-                                              3.17         06/16/2009           1,912,098
                                                                                                                       16,474,818
                                                                                                                 ----------------
DEPOSITORY INSTITUTIONS: 2.14%
      2,000,000   HUNTINGTON CAPITAL TRUST I+/-                                       4.12         02/01/2027             669,640
      2,000,000   INDEPENDENCE COMMUNITY BANK CORPORATION+/-                          5.26         06/20/2013           1,608,206
      3,000,000   ING USA GLOBAL FUNDING TRUST SERIES MTN+/-                          4.62         10/09/2009           2,744,703
      2,085,000   NATIONAL CITY BANK SERIES MTN                                       4.50         03/15/2010           1,967,704
                                                                                                                        6,990,253
                                                                                                                 ----------------
EATING & DRINKING PLACES: 0.64%
      2,000,000   BOTTLING GROUP LLC                                                  6.95         03/15/2014           2,094,640
                                                                                                                 ----------------
ELECTRIC, GAS & SANITARY SERVICES: 2.18%
      2,500,000   ENTERGY GULF STATES INCORPORATED                                    5.12         08/01/2010           2,433,300
      2,000,000   INDIANA MICHIGAN POWER COMPANY                                      6.38         11/01/2012           1,882,806
      2,000,000   NEVADA POWER COMPANY                                                6.50         04/15/2012           1,999,678
        842,695   SALTON SEA FUNDING CORPORATION SERIES C                             7.84         05/30/2010             808,566
                                                                                                                        7,124,350
                                                                                                                 ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.59%
      2,000,000   NATIONAL SEMICONDUCTOR CORPORATION+/-                               3.07         06/15/2010           1,931,722
                                                                                                                 ----------------
FOOD & KINDRED PRODUCTS: 2.33%
      4,375,000   HJ HEINZ COMPANY++                                                  6.43         12/01/2008           4,818,056
      2,797,000   KRAFT FOODS INCORPORATED                                            6.25         06/01/2012           2,776,389
                                                                                                                        7,594,445
                                                                                                                 ----------------
FOOD STORES: 0.61%
      2,000,000   KROGER COMPANY                                                      6.20         06/15/2012           1,999,538
                                                                                                                 ----------------
GENERAL MERCHANDISE STORES: 0.29%
      1,000,000   TARGET CORPORATION<<                                                5.13         01/15/2013             949,309
                                                                                                                 ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.55%
        650,000   CASE NEW HOLLAND INCORPORATED                                       6.00         06/01/2009             620,750
      1,285,000   DELL INCORPORATED++                                                 4.70         04/15/2013           1,179,860
                                                                                                                       1,800,610
                                                                                                                 ----------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.60%
      2,000,000   NEW YORK LIFE GLOBAL FUNDING++                                      5.25         10/16/2012           1,944,324
                                                                                                                 ----------------
INSURANCE CARRIERS: 1.12%
      2,000,000   PRICOA GLOBAL FUNDING I++                                           5.40         10/18/2012           1,823,458
      2,000,000   UNITEDHEALTH GROUP INCORPORATED                                     4.88         02/15/2013           1,820,298
                                                                                                                        3,643,756
                                                                                                                 ----------------

                     38 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

SHORT-TERM BOND FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.32%
$     1,240,000   XEROX CORPORATION                                                   6.88%        08/15/2011    $      1,061,224
                                                                                                                 ----------------
MISCELLANEOUS RETAIL: 0.67%
      2,115,854   CVS CAREMARK CORPORATION++                                          7.77         01/10/2012           2,186,331
                                                                                                                 ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.12%
      2,000,000   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                  3.26         02/05/2010           2,001,788
      2,000,000   CME GROUP INCORPORATED                                              5.40         08/01/2013           1,957,722
      1,350,000   COUNTRYWIDE HOME LOAN                                               5.63         07/15/2009           1,325,238
      3,000,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                     5.25         10/19/2012           2,913,063
      2,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-                              3.85         07/29/2009           1,990,270
                                                                                                                       10,188,081
                                                                                                                 ----------------
OIL & GAS EXTRACTION: 0.60%
      2,010,000   ENTERPRISE PRODUCTS PARTNERS OPERATING LP                           7.50         02/01/2011           1,963,901
                                                                                                                 ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.61%
      2,000,000   VALERO ENERGY CORPORATION                                           3.50         04/01/2009           1,976,156
                                                                                                                 ----------------
PIPELINES: 0.55%
      1,800,000   PLAINS ALL AMERICAN PIPELINE LP                                     4.75         08/15/2009           1,788,935
                                                                                                                 ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.16%
      2,500,000   EQUITY ONE INCORPORATED                                             3.88         04/15/2009           2,422,635
      1,499,000   HRPT PROPERTIES TRUST+/-                                            3.42         03/16/2011           1,370,639
                                                                                                                        3,793,274
                                                                                                                 ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.89%
      2,000,000   BEAR STEARNS COMPANY INCORPORATED SERIES MTN                        5.85         07/19/2010           2,008,962
      2,500,000   CREDIT SUISSE USA INCORPORATED+/-                                   2.94         12/09/2008           2,499,998
      1,665,000   MORGAN STANLEY<<                                                    3.88         01/15/2009           1,652,756
                                                                                                                        6,161,716
                                                                                                                 ----------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.15%
      2,000,000   CARGILL INCORPORATED++                                              5.20         01/22/2013           1,812,380
      2,000,000   SYSCO CORPORATION                                                   4.20         02/12/2013           1,940,042
                                                                                                                        3,752,422
                                                                                                                 ----------------
TOTAL CORPORATE BONDS & NOTES (COST $98,659,350)                                                                       93,561,971
                                                                                                                 ----------------
FOREIGN CORPORATE BONDS@: 11.29%
      2,000,000   BRITISH SKY BROADCASTING GROUP PLC                                  6.88         02/23/2009           1,989,280
      3,450,000   BRITISH SKY BROADCASTING GROUP PLC                                  8.20         07/15/2009           3,425,919
      2,395,000   COVIDIEN INTERNATIONAL FINANCE                                      5.15         10/15/2010           2,364,629
      3,235,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV+/-                        3.39         03/23/2009           3,196,287
      1,655,000   DIAGEO FINANCE BV                                                   3.88         04/01/2011           1,584,555
      2,700,000   ENCANA CORPORATION                                                  4.60         08/15/2009           2,664,806
      1,500,000   KOREA DEVELOPMENT BANK                                              4.63         09/16/2010           1,401,078
      2,500,000   PCCW HKT CAPITAL LIMITED++                                          8.00         11/15/2011           2,313,148
        300,000   PEMEX FINANCE LIMITED                                               9.69         08/15/2009             305,112
      2,500,000   ROGERS WIRELESS INCORPORATED                                        9.63         05/01/2011           2,527,890
      2,000,000   SABMILLER PLC++                                                     6.20         07/01/2011           1,964,382
      2,000,000   SEAGATE TECHNOLOGY HDD HOLDINGS                                     6.38         10/01/2011           1,580,000
      1,500,000   SHAW COMMUNICATIONS INCORPORATION                                   7.25         04/06/2011           1,425,000
      2,500,000   TELEFONICA EMISIONES SAU+/-                                         3.50         06/19/2009           2,406,168

                      Wells Fargo Advantage Income Funds 39


Portfolio of Investments--November 30, 2008 (Unaudited)

SHORT-TERM BOND FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
FOREIGN CORPORATE BONDS (CONTINUED)
$     2,000,000   THOMSON CORPORATION                                                 4.25%        08/15/2009    $      1,975,760
      2,000,000   WEATHERFORD INTERNATIONAL LIMITED                                   5.15         03/15/2013           1,766,608
      4,000,000   WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                       6.50         12/15/2008           3,998,336
TOTAL FOREIGN CORPORATE BONDS (COST $38,767,017)                                                                       36,888,958
                                                                                                                 ----------------

SHARES
---------------
FOREIGN GOVERNMENT BONDS@: 0.61%
      2,000,000   NATIONAL AUSTRALIA BANK LIMITED SERIES A                            8.60         05/19/2010           1,997,906
                                                                                                                 ----------------
TOTAL FOREIGN GOVERNMENT BONDS (COST $2,110,402)                                                                        1,997,906
                                                                                                                 ----------------

   PRINCIPAL
---------------
MUNICIPAL BONDS & NOTES: 11.02%
ARIZONA: 1.57%
$     5,000,000   PHOENIX AZ IDA AMERICA WEST ARENA (RECREATIONAL FACILITIES
                     REVENUE, AMBAC INSURED)                                          7.13         12/01/2021           5,114,650
                                                                                                                 ----------------
CALIFORNIA: 2.66%
      2,500,000   ALAMEDA COUNTY CA CAPITAL APPRECIATION TAXABLE-SERIES B
                  (OTHER REVENUE, MBIA INSURED)##                                     4.13         12/01/2009           2,399,525
      6,690,000   LOS ANGELES COUNTY CA PENSION OBLIGATION CAPITAL
                     APPRECIATION TAXABLE SERIES D (PROPERTY TAX REVENUE,
                     MBIA INSURED)##                                                  3.82         06/30/2010           6,301,311
                                                                                                                        8,700,836
                                                                                                                 ----------------
GEORGIA: 0.93%
      3,000,000   ATLANTA & FULTON COUNTY GA DOWNTOWN ARENA PROJECT (LEASE
                     REVENUE, FIRST SECURITY BANK LOC)                                7.00         12/01/2028           3,038,550
                                                                                                                 ----------------
ILLINOIS: 0.57%
        560,000   COOK COUNTY IL SCHOOL DISTRICT #155 SERIES A (GO - SCHOOL
                     DISTRICTS, FIRST SECURITY BANK LOC)##                            9.36         12/01/2008             559,854
      1,475,000   COOK COUNTY IL SCHOOL DISTRICT #155 SERIES C (GO - SCHOOL
                     DISTRICTS, FIRST SECURITY BANK LOC)##                            4.45         12/01/2011           1,292,543
                                                                                                                        1,852,397
                                                                                                                 ----------------
IOWA: 0.10%
        315,000   TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE TAX
                     REVENUE LOC)                                                     6.79         06/01/2010             321,722
                                                                                                                 ----------------
LOUISIANA: 0.38%
      1,270,165   TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                     (OTHER REVENUE LOC)                                              6.36         05/15/2025           1,222,204
                                                                                                                 ----------------
MASSACHUSETTS: 0.93%
      3,000,000   NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
                     UNIVERSITY REVENUE, MBIA INSURED)                                7.04         10/01/2028           3,038,790
                                                                                                                 ----------------
NEVADA: 0.61%
      2,000,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A
                     (AIRPORT REVENUE LOC)+/-ss                                       9.00         07/01/2012           2,000,000
                                                                                                                 ----------------
PENNSYLVANIA: 0.96%
      3,565,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                     APPRECIATION LIMITED OBLIGATION SERIES D (SPECIAL
                     FACILITIES REVENUE)##                                            6.24         12/15/2010           3,144,865
                                                                                                                 ----------------
PUERTO RICO: 1.44%
      4,500,000   PUERTO RICO PUBLIC FINANCE CORPORATION SERIES A PREREFUNDED
                     (OTHER REVENUE)ss                                                6.10         08/01/2017           4,710,690
                                                                                                                 ----------------

                      40 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

SHORT-TERM BOND FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
TEXAS: 0.87%
$     1,330,000   HARRIS COUNTY TX CAPITAL APPRECIATION 3RD LIEN PUTTABLE
                     SERIES A2 (SPORTS FACILITIES REVENUE, MBIA INSURED)##            6.95%        12/01/2008    $      1,329,375
      1,515,000   REEVES COUNTY TX LEASE RENTALS LAW ENFORCEMENT (LEASE
                     REVENUE, ACA INSURED)                                            5.75         03/01/2012           1,512,440
                                                                                                                        2,841,815
                                                                                                                 ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $36,120,232)                                                                       35,986,519
                                                                                                                 ----------------

SHARES
---------------
US TREASURY SECURITIES: 2.41%
US TREASURY NOTES: 2.41%
         25,000   US TREASURY NOTE                                                    4.88         06/30/2012              28,135
      2,635,000   US TREASURY NOTE<<                                                  3.13         04/30/2013           2,814,509
      2,770,000   US TREASURY NOTE<<                                                  2.75         10/31/2013           2,879,717
      2,382,520   US TREASURY NOTE - INFLATION PROTECTED<<&                           1.88         07/15/2013           2,154,506
                                                                                                                        7,876,867
                                                                                                                 ----------------
TOTAL US TREASURY SECURITIES (COST $7,761,110)                                                                          7,876,867
                                                                                                                 ----------------
COLLATERAL FOR SECURITIES LENDING: 9.21%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.76%
      1,441,618   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                           2.32                              1,441,618
      1,441,618   DAILY ASSETS MONEY MARKET FUND                                      1.66                              1,441,618
      1,441,618   DREYFUS CASH MANAGEMENT FUND                                        1.85                              1,441,618
      1,441,618   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                     2.27                              1,441,618
                                                                                                                        5,766,472
                                                                                                                 ----------------

PRINCIPAL
---------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.45%
$       267,517   BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                            1.25         12/01/2008             267,517
      8,174,124   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                     BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $8,174,315)        0.28         12/01/2008           8,174,124
        578,371   BANK OF IRELAND                                                     0.30         12/01/2008             578,371
        267,517   BNP PARIBAS PARIS                                                   1.00         12/01/2008             267,517
        166,369   CHEYNE FINANCE LLC+/-++####(a)(i)                                   0.00         02/25/2008               2,745
        520,172   CITIBANK CREDIT CARD ISSUANCE TRUST++                               1.20         12/01/2008             520,137
      8,917,226   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $8,917,449)           0.30         12/01/2008           8,917,226
        401,275   DEXIA CREDIT LOCAL DE FRANCE SA                                     1.70         12/01/2008             401,275
        535,034   FORTIS BANK (GRAND CAYMAN)                                          1.05         12/01/2008             535,034
        349,203   GRYPHON FUNDING LIMITED(a)(i)                                       0.00         08/23/2009             148,167
        564,758   MONT BLANC CAPITAL CORPORATION++                                    1.25         12/01/2008             564,718
        267,517   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MONEY MARKET SECURITIES (MATURITY VALUE $267,545)                1.25         12/01/2008             267,517
      1,723,997   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,724,033)           0.25         12/01/2008           1,723,997
        267,517   NATIXIS                                                             1.00         12/01/2008             267,517
        297,241   SCALDIS CAPITAL LLC++                                               1.65         12/01/2008             297,214
        494,906   SOCIETE GENERALE (CAYMAN LSLANDS)                                   0.75         12/01/2008             494,906
        371,551   VICTORIA FINANCE LLC+/-++####(a)(i)                                 1.92         05/02/2008             248,939
        371,551   VICTORIA FINANCE LLC+/-++####(a)(i)                                 0.85         08/07/2008             248,939
        594,482   VICTORIA FUNDING LLC+/-++####(a)(i)                                 2.22         04/03/2008             398,303
                                                                                                                       24,324,163
                                                                                                                 ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $30,323,099)                                                             30,090,635
                                                                                                                 ----------------

                      Wells Fargo Advantage Income Funds 41


Portfolio of Investments--November 30, 2008 (Unaudited)

SHORT-TERM BOND FUND

SHARES            SECURITY NAME                                                                                       VALUE
---------------   ------------------------------------------------------------                                   ----------------
SHORT-TERM INVESTMENTS: 12.73%
41,013,708        WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                    $    41,013,708
                                                                                                                 ----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
---------------                                                                  -------------   -------------
US TREASURY BILLS: 0.17%
$       565,000   US TREASURY BILL###                                                 0.25%        12/26/2008             564,805
                                                                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $41,578,610)                                                                        41,578,513
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $384,446,705)*                                                    109.05%                                  $    356,191,101
OTHER ASSETS AND LIABILITIES, NET                                        (9.05)                                       (29,548,595)
                                                                        ------                                   ----------------
TOTAL NET ASSETS                                                        100.00%                                  $    326,642,506
                                                                        ======                                   ================

----------
<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions. (See Note 2)

@    Foreign bond principal is denominated in US dollars.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $41,013,708.

& U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                     42 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

SHORT-TERM HIGH YIELD BOND FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.24%
$       287,382   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1994-5
                  CLASS B2+/-                                                           4.44%      04/25/2024    $        218,729
                                                                                                                 ----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $278,120)                                                                 218,729
                                                                                                                 ----------------
CORPORATE BONDS & NOTES: 45.05%
AMUSEMENT & RECREATION SERVICES: 1.00%
      1,200,000  PINNACLE ENTERTAINMENT INCORPORATED<<                                  8.75       10/01/2013             912,000
                                                                                                                 ----------------
APPAREL & ACCESSORY STORES: 3.18%
      2,000,000   GAP INCORPORATED                                                      8.80       12/15/2008           1,995,600
      1,000,000   WARNACO INCORPORATED                                                  8.88       06/15/2013             920,000
                                                                                                                        2,915,600
                                                                                                                 ----------------
BUSINESS SERVICES: 2.59%
      1,000,000   FTI CONSULTING INCORPORATED                                           7.63       06/15/2013             890,000
      1,500,000   SUNGARD DATA SYSTEMS INCORPORATED                                     3.75       01/15/2009           1,485,000
                                                                                                                        2,375,000
                                                                                                                 ----------------
CASINO & GAMING: 3.06%
      1,250,000   CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY+/-++                        6.10       11/15/2012             575,000
        500,000   MGM MIRAGE INCORPORATED                                               6.00       10/01/2009             405,000
      1,500,000   MOHEGAN TRIBAL GAMING AUTHORITY                                       6.13       02/15/2013             997,500
      1,000,000   TURNING STONE CASINO RESORT ENTERPRISE++                              9.13       12/15/2010             830,000
                                                                                                                        2,807,500
                                                                                                                 ----------------
CHEMICALS & ALLIED PRODUCTS: 0.39%
        400,000   NALCO COMPANY                                                         7.75       11/15/2011             355,000
                                                                                                                 ----------------
COMMUNICATIONS: 10.11%
      1,000,000   AMERICAN TOWER CORPORATION                                            7.50       05/01/2012             935,000
      1,000,000   CINCINNATI BELL INCORPORATED                                          7.25       07/15/2013             820,000
      1,000,000   CITIZENS COMMUNICATIONS COMPANY                                       9.25       05/15/2011             857,500
      1,000,000   CSC HOLDINGS INCORPORATED SERIES B                                    7.63       04/01/2011             885,000
      1,500,000   ECHOSTAR DBS CORPORATION                                              6.38       10/01/2011           1,275,000
      1,500,000   L3 COMMUNICATIONS CORPORATION                                         7.63       06/15/2012           1,387,500
      1,000,000   QWEST CORPORATION                                                     7.88       09/01/2011             825,000
      1,500,000   SPRINT CAPITAL CORPORATION<<                                          6.38       05/01/2009           1,455,000
      1,000,000   WINDSTREAM CORPORATION                                                8.13       08/01/2013             825,000
                                                                                                                        9,265,000
                                                                                                                 ----------------
ELECTRIC, GAS & SANITARY SERVICES: 2.45%
        764,000   AES CORPORATION++                                                     8.75       05/15/2013             672,320
      1,200,000   ALLIED WASTE NORTH AMERICA INCORPORATED SERIES B<<                    5.75       02/15/2011           1,110,000
        454,000   CLEAN HARBORS INCORPORATED                                           11.25       07/15/2012             461,378
                                                                                                                        2,243,698
                                                                                                                 ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.01%
      1,000,000   CROWN AMERICAS LLC/CROWN AMERICAS CAPITAL CORPORATION                 7.63       11/15/2013             925,000
                                                                                                                 ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.62%
      1,000,000   MGM MIRAGE INCORPORATED                                               8.50       09/15/2010             567,500
                                                                                                                 ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.47%
      1,000,000   CASE NEW HOLLAND INCORPORATED                                         6.00       06/01/2009             955,000
      1,500,000   GAMESTOP CORPORATION                                                  8.00       10/01/2012           1,305,000
                                                                                                                        2,260,000
                                                                                                                 ----------------

                      Wells Fargo Advantage Income Funds 43


Portfolio of Investments--November 30, 2008 (Unaudited)

SHORT-TERM HIGH YIELD BOND FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.55%
$     1,500,000   CORRECTIONS CORPORATION OF AMERICA                                    7.50%      05/01/2011    $      1,425,000
                                                                                                                 ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.39%
      1,500,000   BOMBARDIER INCORPORATED++                                             6.75       05/01/2012           1,275,000
                                                                                                                 ----------------
MULTI-INDUSTRY COMPANIES: 1.03%
      1,000,000   KANSAS CITY SOUTHERN RAILWAY                                          7.50       06/15/2009             942,500
                                                                                                                 ----------------
OIL & GAS EXTRACTION: 5.07%
      1,000,000   CHESAPEAKE ENERGY CORPORATION                                         7.63       07/15/2013             800,000
      1,070,000   EL PASO CORPORATION<<                                                 6.75       05/15/2009           1,023,120
      1,250,000   FOREST OIL CORPORATION                                                8.00       12/15/2011           1,093,750
      1,000,000   NEWFIELD EXPLORATION COMPANY                                          7.63       03/01/2011             905,000
      1,000,000   PARKER DRILLING COMPANY                                               9.63       10/01/2013             825,000
                                                                                                                        4,646,870
                                                                                                                 ----------------
PAPER & ALLIED PRODUCTS: 2.40%
      1,500,000   BUCKEYE TECHNOLOGIES INCORPORATED                                     8.50       10/01/2013           1,282,500
      1,000,000   ROCKTENN COMPANY                                                      8.20       08/15/2011             920,000
                                                                                                                        2,202,500
                                                                                                                 ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.78%
      1,000,000   FERRELLGAS PARTNERS LP                                                8.75       06/15/2012             715,000
                                                                                                                 ----------------
REAL ESTATE: 1.46%
      1,780,000   HOST MARRIOTT LP SERIES M                                             7.00       08/15/2012           1,335,000
                                                                                                                 ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.08%
      1,000,000   VENTAS REALTY LP VENTAS CAPITAL CORPORATION                           8.75       05/01/2009             992,500
                                                                                                                 ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.15%
      1,200,000   BWAY CORPORATION                                                     10.00       10/15/2010           1,032,000
      1,000,000   OWENS-BROCKWAY GLASS CONTAINER INCORPORATED                           8.25       05/15/2013             940,000
                                                                                                                        1,972,000
                                                                                                                 ----------------
TEXTILE MILL PRODUCTS: 1.26%
      1,200,000   INTERFACE INCORPORATED                                               10.38       02/01/2010           1,158,000
                                                                                                                 ----------------
TOTAL CORPORATE BONDS & NOTES (COST $48,553,700)                                                                       41,290,668
                                                                                                                 ----------------
FOREIGN CORPORATE BONDS@: 4.97%
      1,500,000   NOVA CHEMICALS CORPORATION SERIES MTN                                 7.40       04/01/2009           1,447,500
      1,280,000   ROGERS WIRELESS INCORPORATED                                          8.00       12/15/2012           1,177,600
      1,250,000   SEAGATE TECHNOLOGY HDD HOLDINGS                                       6.38       10/01/2011             987,500
      1,000,000   SHAW COMMUNICATIONS INCORPORATED                                      7.20       12/15/2011             940,000
TOTAL FOREIGN CORPORATE BONDS (COST $5,090,765                                                                          4,552,600
                                                                                                                 ----------------
MUNICIPAL BONDS & NOTES: 0.58%
TEXAS: 0.58%
        540,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES B (TAX INCREMENTAL
                  REVENUE)                                                              6.75       02/15/2010             531,397
                                                                                                                 ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $540,000)                                                                             531,397
                                                                                                                 ----------------
TERM LOANS: 24.66%
$       535,682   ACCURIDE INTERNATIONAL INCORPORATED TERM LOAN                         5.56%      01/06/2012    $        359,978
        977,778   ADVANCED MEDICAL OPTICS INCORPORATED TERM LOAN B                      4.52       04/02/2014             655,111

                     44 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

SHORT-TERM HIGH YIELD BOND FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
        487,500   AMC ENTERTAINMENT HOLDINGS INCORPORATED TERM LOAN                     3.17       01/26/2013             362,666
      1,000,000   ARAMARK CORPORATION TERM LOAN B                                       5.32       01/26/2014             792,190
      1,500,000   CENTENNIAL CELLULAR OPERATION TERM LOAN                               5.69       02/09/2011           1,403,745
        951,345   COMMUNITY HEALTH SYSTEMS INCORPORATED TERM LOAN                       5.28       07/25/2014             696,270
         48,655   COMMUNITY HEALTH SYSTEMS INCORPORATED TERM LOAN                       5.28       07/25/2014              35,610
        998,632   CONSTELLATION BRANDS INCORPORATED TERM LOAN                           4.33       06/05/2013             850,555
      1,337,941   DAVITA INCORPORATED TERM LOAN B1                                      4.73       10/05/2012           1,144,421
      1,110,307   DEL MONTE CORPORATION TERM LOAN                                       4.84       02/08/2012           1,015,931
            317   DEX MEDIA WEST LLC TERM LOAN B                                        6.81       09/10/2010                 156
      1,949,622   DIRECTV GROUP INCORPORATED TERM LOAN                                  2.89       04/08/2013           1,671,197
      1,395,593   GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B                      4.44       12/20/2012           1,085,953
        992,424   HCA INCORPORATED TERM LOAN                                            6.01       11/18/2013             742,006
      1,000,000   IOWA TELECOMMUNICATIONS TERM LOAN                                     4.56       11/23/2011             787,500
        214,032   JOHNSONDIVERSEY INCORPORATED TERM LOAN                                5.19       12/16/2011             171,226
      1,521,598   LIFEPOINT INCORPORATED TERM LOAN B                                    4.38       04/15/2012           1,251,514
        750,069   MIRANT NORTH AMERICA LLC TERM LOAN                                    3.16       01/03/2013             607,676
        932,256   MUELLER GROUP INCORPORATED TERM LOAN B                                4.96       05/24/2014             661,902
      1,220,725   NALCO COMPANY TERM LOAN B                                             4.65       11/01/2010           1,065,082
      1,472,236   NEIMAN MARCUS GROUP INCORPORATED TERM LOAN B                          4.56       04/06/2013             925,404
        994,110   NRG ENERGY INCORPORATED TERM LOAN B1                                  4.30       02/01/2013             831,325
        987,500   POLYPORE INCORPORATED TERM LOAN                                       5.39       05/15/2014             641,875
        998,357   PSYCHIATRIC SOLUTIONS INCORPORATED TERM LOAN                          4.53       07/31/2012             768,735
      1,908,788   SUPERVALU INCORPORATED TERM LOAN                                      2.17       06/02/2012           1,495,535
      1,000,000   THL FOOD PRODUCTS COMPANY TERM LOAN                                   3.99       11/21/2010             880,000
      1,000,000   TRANSDIGM INCORPORATED TERM LOAN                                      5.21       06/23/2013             755,000
        291,034   VISANT CORPORATION TERM LOAN B                                        5.17       09/30/2011             212,455
        949,324   WARNER MUSIC GROUP CORPORATION TERM LOAN                              5.07       03/18/2010             728,606
TOTAL TERM LOANS (COST $27,867,330)                                                                                    22,599,624
                                                                                                                 ----------------
COLLATERAL FOR SECURITIES LENDING: 4.24%

SHARES
---------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.69%
        158,019   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                               158,019
        158,019   DAILY ASSETS MONEY MARKET FUND                                                                          158,019
        158,019   DREYFUS CASH MANAGEMENT FUND                                                                            158,019
        158,019   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         158,019
                                                                                                                          632,076
                                                                                                                 ----------------

PRINCIPAL
---------------
COLLATERAL INVESTED IN OTHER ASSETS: 3.55%
$        34,971   BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                              1.25       12/01/2008              34,971
      1,036,190   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,036,214)             0.28       12/01/2008           1,036,190
         75,790   BANK OF IRELAND                                                       0.30       12/01/2008              75,790
         34,971   BNP PARIBAS PARIS                                                     1.00       12/01/2008              34,971
         66,137   CHEYNE FINANCE LLC+/-++####(a)(i)                                     0.00       02/25/2008               1,091
         50,918   CHEYNE FINANCE LLC+/-++####(a)(i)                                     0.00       05/19/2008                 840
         69,943   CITIBANK CREDIT CARD ISSUANCE TRUST++                                 1.20       12/01/2008              69,938
      1,165,714   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,165,743)                0.30       12/01/2008           1,165,714
         51,810   DEXIA CREDIT LOCAL DE FRANCE SA                                       1.70       12/01/2008              51,810
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        77,714   FORTIS BANK (GRAND CAYMAN)                                            1.05%      12/01/2008    $         77,714
        245,776   GRYPHON FUNDING LIMITED(a)(i)                                         0.00       08/23/2009             104,283

                     Wells Fargo Advantage Income Funds 45


Portfolio of Investments--November 30, 2008 (Unaudited)

SHORT-TERM HIGH YIELD BOND FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
         66,290   MONT BLANC CAPITAL CORPORATION++                                      1.25       12/01/2008              66,288
         34,971   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $34,975)                      1.25       12/01/2008              34,971
         51,810   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $51,811)                   0.25       12/01/2008              51,810
         34,971   NATIXIS                                                               1.00       12/01/2008              34,971
         67,352   SOCIETE GENERALE (CAYMAN LSLANDS)                                     0.75       12/01/2008              67,352
        129,524   VICTORIA FINANCE LLC+/-++####(a)(i)                                   2.23       02/15/2008              86,781
         80,305   VICTORIA FINANCE LLC+/-++####(a)(i)                                   2.22       04/03/2008              53,804
        111,390   VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.82       07/28/2008              74,632
         64,762   VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.85       08/07/2008              43,390
        102,143   WHITE PINE FINANCE LLC+/-++####(a)(i)                                 2.18       02/22/2008              90,386
                                                                                                                        3,257,697
                                                                                                                 ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,973,313)                                                               3,889,773
                                                                                                                 ----------------

SHARES
---------------
SHORT-TERM INVESTMENTS: 19.53%
     17,897,149   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                          17,897,149
                                                                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,897,149)                                                                        17,897,149
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $104,200,377)*                                                     99.27%                                  $     90,979,940
OTHER ASSETS AND LIABILITIES, NET                                         0.73                                            669,567
                                                                        ------                                   ----------------
TOTAL NET ASSETS                                                        100.00%                                  $     91,649,507
                                                                        ------                                   ----------------

----------
+/-  Variable rate investments.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

@    Foreign bond principal is denominated in US dollars.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $17,897,149.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                     46 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

ULTRA SHORT-TERM INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
AGENCY SECURITIES: 4.81%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.60%
$        31,241   FHLMC #1B0128+/-                                                      7.28%      09/01/2031    $         31,255
        221,395   FHLMC #555243                                                         9.00       11/01/2016             240,334
        590,928   FHLMC #555427                                                         9.50       09/01/2020             671,773
        189,054   FHLMC #555490                                                         9.50       12/01/2016             202,554
        199,736   FHLMC #555514                                                         9.00       10/01/2019             221,023
      1,958,994   FHLMC #555519                                                         9.00       12/01/2016           2,140,094
         17,103   FHLMC #786823+/-                                                      5.40       07/01/2029              17,153
        140,819   FHLMC #788792+/-                                                      5.61       01/01/2029             141,339
        256,613   FHLMC #789272+/-                                                      5.36       04/01/2032             256,491
         18,613   FHLMC #789483+/-                                                      5.23       06/01/2032              18,503
         97,558   FHLMC #846990+/-                                                      5.31       10/01/2031              98,390
        514,553   FHLMC #884013                                                        10.50       05/01/2020             620,054
        467,932   FHLMC #A01734                                                         9.00       08/01/2018             511,283
        112,716   FHLMC #A01849                                                         9.50       05/01/2020             127,288
      1,390,756   FHLMC #C64637                                                         7.00       06/01/2031           1,450,632
      1,177,085   FHLMC #G01126<<                                                       9.50       12/01/2022           1,303,900
        125,687   FHLMC #G10747                                                         7.50       10/01/2012             130,725
        174,364   FHLMC #G11150                                                         7.50       12/01/2011             180,163
        220,179   FHLMC #G11200                                                         8.00       01/01/2012             230,508
         53,974   FHLMC #G11209                                                         7.50       12/01/2011              55,920
        224,489   FHLMC #G11229                                                         8.00       01/01/2013             229,556
        408,381   FHLMC #G11391                                                         7.50       06/01/2012             424,334
        268,587   FHLMC #G80118                                                        10.00       11/17/2021             318,313
                                                                                                                        9,621,585
                                                                                                                 ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.25%
        463,761   FNMA #100001                                                          9.00       02/15/2020             510,338
        190,224   FNMA #100255                                                          8.33       07/15/2020             207,130
        369,531   FNMA #100256                                                          9.00       10/15/2021             405,196
         58,619   FNMA #100259                                                          7.50       12/15/2009              59,656
         19,087   FNMA #149167                                                         10.50       08/01/2020              23,004
         97,209   FNMA #190722                                                          9.50       03/01/2021             107,462
        458,522   FNMA #190909                                                          9.00       06/01/2024             509,267
        555,165   FNMA #252870                                                          7.00       11/01/2014             577,743
        375,059   FNMA #310010                                                          9.50       12/01/2020             423,610
      1,259,568   FNMA #323534                                                          9.00       12/01/2016           1,389,556
        317,994   FNMA #340181                                                          7.00       12/01/2010             326,301
        300,138   FNMA #344890                                                         10.25       09/01/2021             357,567
         57,827   FNMA #365418+/-                                                       5.61       01/01/2023              58,217
          3,209   FNMA #372179                                                         11.00       04/01/2012               3,359
         45,697   FNMA #379046                                                          9.50       03/01/2010              46,721
        126,722   FNMA #392647                                                          9.00       10/01/2013             127,537
          3,624   FNMA #426817                                                         10.00       12/01/2009               3,722
        219,162   FNMA #458004                                                         10.00       03/20/2018             250,927
        233,529   FNMA #523850                                                         10.50       10/01/2014             272,972
        765,667   FNMA #535807                                                         10.50       04/01/2022             912,173
        813,896   FNMA #545117+/-                                                       5.48       12/01/2040             806,303
        379,085   FNMA #545131                                                          8.00       03/01/2013             381,612
         81,375   FNMA #545157                                                          8.50       11/01/2012              82,106
      1,077,387   FNMA #545325                                                          8.50       07/01/2017           1,152,452
        322,045   FNMA #545460+/-                                                       5.03       11/01/2031             323,411
      2,512,678   FNMA #598559<<                                                        6.50       08/01/2031           2,611,231
        100,542   FNMA #604060+/-                                                       5.15       09/01/2031              99,937
        191,139   FNMA #604689+/-                                                       4.54       10/01/2031             190,706

                     Wells Fargo Advantage Income Funds 47


Portfolio of Investments--November 30, 2008 (Unaudited)

ULTRA SHORT-TERM INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$       162,085   FNMA #635070+/-                                                       5.18%      05/01/2032    $        160,557
        235,815   FNMA #646643+/-                                                       5.24       06/01/2032             234,361
        329,040   FNMA #660508                                                          7.00       05/01/2013             339,926
         16,390   FNMA #675491+/-                                                       6.40       04/01/2033              16,725
        412,980   FNMA #724657+/-                                                       6.83       07/01/2033             423,980
         75,266   FNMA #8243                                                           10.00       01/01/2010              78,757
                                                                                                                       13,474,522
                                                                                                                 ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.96%
        127,268   GNMA #780253                                                          9.50       11/15/2017             138,796
        471,696   GNMA #780267                                                          9.00       11/15/2017             514,367
        406,235   GNMA #780664                                                         10.00       10/20/2017             470,899
        498,440   GNMA #781310                                                          8.00       01/15/2013             504,759
        509,283   GNMA #781311<<                                                        7.50       02/15/2013             522,709
      1,239,290   GNMA #781540<<                                                        7.00       05/15/2013           1,288,970
      2,242,461   GNMA #781614<<                                                        7.00       06/15/2033           2,331,591
                                                                                                                        5,772,091
                                                                                                                 ----------------
TOTAL AGENCY SECURITIES (COST $27,495,923)                                                                             28,868,198
                                                                                                                 ----------------
ASSET BACKED SECURITIES: 14.37%
      4,750,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-              1.62       09/15/2011           4,285,224
     10,500,000   BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                    1.74       03/15/2012           9,945,479
      2,457,897   BMW VEHICLE LEASE TRUST SERIES 2007-1 CLASS A2B+/-                    1.61       11/16/2009           2,397,169
      4,850,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4
                  CLASS A3B+/-                                                          2.12       12/15/2011           4,426,438
      4,582,366   CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                  2003-5 CLASS 2M1+/-                                                   2.00       05/25/2033           1,661,255
      3,400,000   CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                       1.68       01/15/2015           2,717,833
      2,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A3 CLASS
                  A3+/-                                                                 3.61       07/25/2011           1,936,932
      6,719,825   CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS
                  A(i)                                                                  7.23       07/16/2028               2,100
      2,977,551   COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2007-S1 CLASS
                  A1A+/-                                                                1.51       11/25/2036           1,983,154
        489,714   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-           1.71       02/15/2034             307,230
      1,902,676   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-          1.72       12/15/2033           1,127,319
      1,260,042   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-          1.65       02/15/2036             752,863
      4,000,000   DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                            3.81       07/08/2011           3,882,686
      1,515,855   DAIMLER CHRYSLER AUTO TRUST SERIES 2006-A CLASS A3                    5.00       05/08/2010           1,507,121
     32,733,082   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2++(c)(i)               0.83       09/29/2031             752,861
     41,505,925   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2E(c)(i)                0.83       09/29/2031             954,636
      3,500,000   FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-             2.17       11/15/2012           3,311,684
        314,627   FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-               1.44       12/15/2009             313,819
     10,183,958   HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                     2.10       02/25/2034           5,618,080
      8,200,000   HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                     2.37       03/25/2034           5,832,787
      8,954,662   MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-             2.42       10/25/2033           6,395,327
      3,604,871   MSCC HELOC TRUST SERIES 2007-1 CLASS A+/-                             1.50       12/25/2031           2,527,829
        307,612   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                  CLASS AII+/-                                                          1.87       03/25/2032             212,523
      7,544,336   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10
                  CLASS M1+/-                                                           2.52       10/25/2033           5,580,291
      9,942,428   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3
                  CLASS M1+/-                                                           2.82       04/25/2033           6,943,722
      6,000,000   WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++         4.10       01/23/2011           5,295,600
      7,200,000   WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++         3.43       06/23/2012           5,616,000
TOTAL ASSET BACKED SECURITIES (COST $120,417,606)                                                                      86,287,962
                                                                                                                 ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 21.30%
      8,520,697   AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                        2.08       10/25/2033           5,247,525
      3,680,463   BANK OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS
                  3A2                                                                   5.50       10/25/2034           3,675,359
     37,285,294   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2001-PB1 CLASS XP+/-++(c)                                             1.78       05/11/2035             818,714
         14,048   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-        5.92       10/20/2032              14,100

                     48 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

ULTRA SHORT-TERM INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$    10,616,802   CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                2.05%      03/25/2034    $      6,900,726
      6,647,184   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS
                  2A2+/-                                                                5.24       12/25/2035           5,471,609
        287,672   CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7
                  CLASS A+/-                                                            5.40       03/25/2022             281,738
        310,596   COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z            8.00       09/20/2021             310,223
      1,967,359   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH SERIES
                  2006-HYB1 CLASS 2A2A+/-                                               5.53       03/20/2036           1,634,520
        789,563   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                  2001-HYB1 CLASS 1A1+/-                                                4.93       06/19/2031             789,287
        464,711   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                  2001-HYB1 CLASS 2A1+/-                                                5.09       06/19/2031             464,318
        428,672   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                  2004-20 CLASS 3A1+/-                                                  4.59       09/25/2034             224,945
    100,000,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CK6 CLASS ACP+/-(c)                                       0.93       08/15/2036               7,320
     90,200,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CKN5 CLASS ACP+/-++(c)                                    1.94       09/15/2034               4,447
        398,270   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2
                  CLASS A+/-(i)                                                         5.17       01/25/2022             396,531
        121,810   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3
                  CLASS A1+/-(i)                                                        4.78       02/20/2021             121,688
      1,263,240   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-              3.24       09/25/2033           1,050,798
      1,724,980   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42
                  CLASS A6                                                              9.50       02/25/2042           1,870,525
      1,109,172   FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                            9.50       06/25/2030           1,201,719
      3,090,134   FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                           9.50       12/25/2041           3,347,969
      2,528,294   FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                           9.50       08/25/2041           2,739,249
      5,776,487   FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                         6.06       07/25/2041           5,284,944
      3,604,173   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                            9.50       11/25/2031           3,904,898
        253,507   FNMA SERIES 1988-4 CLASS Z                                            9.25       03/25/2018             277,069
        308,504   FNMA SERIES 1988-5 CLASS Z                                            9.20       03/25/2018             323,110
        144,002   FNMA SERIES 1988-9 CLASS Z                                            9.45       04/25/2018             156,338
        539,779   FNMA SERIES 1989-30 CLASS Z                                           9.50       06/25/2019             589,519
        121,972   FNMA SERIES 1989-49 CLASS E                                           9.30       08/25/2019             131,831
        126,497   FNMA SERIES 1990-111 CLASS Z                                          8.75       09/25/2020             134,165
        302,270   FNMA SERIES 1990-119 CLASS J                                          9.00       10/25/2020             328,295
        164,568   FNMA SERIES 1990-124 CLASS Z                                          9.00       10/25/2020             183,113
        595,536   FNMA SERIES 1990-21 CLASS Z                                           9.00       03/25/2020             655,259
        351,712   FNMA SERIES 1990-27 CLASS Z                                           9.00       03/25/2020             392,743
        181,229   FNMA SERIES 1990-30 CLASS D                                           9.75       03/25/2020             200,877
        170,552   FNMA SERIES 1990-77 CLASS D                                           9.00       06/25/2020             184,511
        812,658   FNMA SERIES 1991-132 CLASS Z                                          8.00       10/25/2021             884,526
        303,710   FNMA SERIES 1992-71 CLASS X                                           8.25       05/25/2022             334,389
        612,548   FNMA SERIES 2003-W19 CLASS 1A4                                        4.78       11/25/2033             612,013
      1,578,547   FNMA SERIES G-22 CLASS ZT                                             8.00       12/25/2016           1,695,241
      2,442,686   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                            5.86       05/25/2042           1,939,002
        192,994   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                           6.30       06/25/2033             188,971
         87,452   FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                           5.75       08/25/2042              69,333
      7,348,955   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                            5.86       08/25/2042           6,561,392
      8,824,771   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2006-HE4
                  CLASS A1+/-                                                           1.47       12/25/2036           4,615,642
      3,805,052   GNMA SERIES 2007-69 CLASS TA+/-                                       4.85       06/16/2031           3,833,340
        174,678   GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A+/-++                  8.00       09/19/2027             185,238
      5,046,561   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                1.80       06/25/2034           3,803,465
      4,090,420   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                5.91       06/25/2034           2,245,072
      4,683,364   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++             1.75       01/25/2036           4,611,148
      4,744,972   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++             1.80       04/25/2036           4,701,139
      2,260,428   GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                    4.21       04/25/2032           1,325,849
        113,369   HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C+/-              4.46       06/25/2024              84,711
        292,767   HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E+/-              5.82       06/25/2024             287,256
      1,412,078   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-           1.46       10/25/2036           1,192,934
      2,398,317   JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                   4.89       04/25/2035           2,200,888
      3,631,067   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                  5.11       06/25/2035           3,119,702

                      Wells Fargo Advantage Income Funds 49


Portfolio of Investments--November 30, 2008 (Unaudited)

ULTRA SHORT-TERM INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     2,608,685   JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                   5.37%      08/25/2035    $      2,342,585
      3,216,902   JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1
                  CLASS 1A1+/-++                                                        4.94       09/28/2044           2,163,367
         61,439   MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                     6.17       10/25/2032              51,492
          1,270   MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2(i)(d)            12,723.50       04/20/2021                  22
        420,367   OPTEUM MORTGAGE ACCEPTANCE CORPORATION SERIES 2005-5 CLASS
                  2A1A+/-                                                               5.47       12/25/2035             415,304
         56,185   PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-          5.91       04/25/2018              54,870
         16,067   RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/-++            1.66       04/26/2021              16,052
     12,359,541   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                    3.17       09/10/2035           7,300,781
      7,324,173   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B4+/-++                    3.37       09/10/2035           4,018,041
         70,822   SACO I TRUST SERIES 2005-2 CLASS A+/-++                               1.60       04/25/2035              31,208
      1,053,684   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2
                  CLASS A+/-                                                            6.13       11/25/2020           1,053,164
      5,164,633   STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                  2001-4 CLASS A1+/-                                                    9.22       10/25/2024           4,878,804
        708,391   STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                  2001-4 CLASS A2+/-                                                    9.91       10/25/2024             669,169
        439,450   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2
                  CLASS A+/-                                                            1.92       02/25/2028             399,551
      3,641,221   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF1
                  CLASS A+/-++                                                          8.66       04/15/2027           3,639,174
      4,853,499   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2
                  CLASS A+/-++                                                          8.49       07/15/2027           4,847,532
        272,728   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                   1.88       12/25/2034             235,910
        463,196   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                6.24       08/25/2032             437,329
        408,349   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                6.24       08/25/2032             371,873
      1,438,914   WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-(i)             6.15       12/28/2037           1,169,666
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $158,699,020)                                                         127,907,127
                                                                                                                 ----------------
CORPORATE BONDS & NOTES: 38.57%
AGRICULTURAL PRODUCTION CROPS: 0.60%
      3,594,000   BUNGE LIMITED FINANCE CORPORATION                                     4.38       12/15/2008           3,591,556
                                                                                                                 ----------------
AMUSEMENT & RECREATION SERVICES: 0.27%
      1,600,000   SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                   4.13       12/01/2010           1,600,000
                                                                                                                 ----------------
CHEMICALS & ALLIED PRODUCTS: 0.63%
      3,850,000   CLOROX COMPANY                                                        4.20       01/15/2010           3,779,414
                                                                                                                 ----------------
COMMUNICATIONS: 4.11%
      4,000,000   BRITISH TELECOMMUNICATIONS PLC                                        8.63       12/15/2010           3,993,336
      3,000,000   CITIZENS COMMUNICATIONS COMPANY                                       9.25       05/15/2011           2,572,500
      5,000,000   COMCAST CABLE COMMUNICATIONS LLC                                      6.75       01/30/2011           4,935,390
      3,385,000   COX COMMUNICATIONS INCORPORATED                                       7.88       08/15/2009           3,267,388
      3,000,000   SPRINT CAPITAL CORPORATION                                            6.38       05/01/2009           2,910,000
      2,200,000   VERIZON GLOBAL FUNDING CORPORATION                                    7.25       12/01/2010           2,231,904
      5,000,000   VIACOM INCORPORATED+/-                                                3.17       06/16/2009           4,780,245
                                                                                                                       24,690,763
                                                                                                                 ----------------
DEPOSITORY INSTITUTIONS: 3.51%
      5,000,000   ALLFIRST PREFERRED CAPITAL TRUST+/-                                   6.25       07/15/2029           3,458,800
      7,500,000   CENTRAL FIDELITY CAPITAL I SERIES A+/-                                5.75       04/15/2027           5,581,943
        909,050   FIFTH THIRD BANK SERIES BKNT                                          2.87       08/10/2009             896,760
      7,000,000   ING USA GLOBAL FUNDING TRUST SERIES MTN+/-                            4.62       10/09/2009           6,404,307
      4,000,000   M&I MARSHALL & ILSLEY BANK SERIES BN+/-                               3.08       12/04/2012           3,120,644
      2,000,000   PNC FUNDING CORPORATION+/-                                            3.56       01/31/2012           1,630,614
                                                                                                                       21,093,068
                                                                                                                 ----------------
ELECTRIC, GAS & SANITARY SERVICES: 3.82%
      3,500,000   ATMOS ENERGY CORPORATION                                              4.00       10/15/2009           3,350,981
      5,000,000   ENTERGY GULF STATES INCORPORATED+/-                                   3.21       12/01/2009           4,963,465
      3,000,000   ENTERGY GULF STATES INCORPORATED                                      5.12       08/01/2010           2,919,960

                     50 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

ULTRA SHORT-TERM INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
$     4,000,000   OHIO POWER COMPANY+/-                                               4.39%        04/05/2010    $      3,571,956
      4,283,539   SALTON SEA FUNDING CORPORATION SERIES C                             7.84         05/30/2010           4,110,056
      4,065,000   WASTE MANAGEMENT INCORPORATED                                       6.88         05/15/2009           4,026,009
                                                                                                                       22,942,427
                                                                                                                 ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT: 1.12%
      7,000,000   NATIONAL SEMICONDUCTOR CORPORATION+/-                               3.07         06/15/2010           6,761,027
                                                                                                                 ----------------
FOOD & KINDRED PRODUCTS: 1.32%
      5,000,000   GENERAL MILLS INCORPORATED+/-                                       4.19         01/22/2010           4,598,715
      3,000,000   HJ HEINZ COMPANY++                                                  6.43         12/01/2008           3,303,810
                                                                                                                        7,902,525
                                                                                                                 ----------------
FOOD STORES: 1.32%
      3,000,000   KROGER COMPANY                                                      7.25         06/01/2009           3,024,477
      4,950,000   SAFEWAY INCORPORATED+/-                                             4.12         03/27/2009           4,887,432
                                                                                                                        7,911,909
                                                                                                                 ----------------
GENERAL MERCHANDISE STORES: 0.51%
      3,400,000   CVS CAREMARK CORPORATION+/-                                         3.11         06/01/2010           3,041,269
                                                                                                                 ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.48%
       3,000,000  CASE NEW HOLLAND INCORPORATED                                       6.00         06/01/2009           2,865,000
                                                                                                                 ----------------
INSURANCE CARRIERS: 2.86%
      5,000,000   LINCOLN NATIONAL CORPORATION+/-                                     4.32         04/06/2009           4,872,205
      5,000,000   SUN LIFE FINANCIAL GLOBAL FUNDING LP+/-++                           4.46         07/06/2010           4,944,105
      4,000,000   UNITEDHEALTH GROUP INCORPORATED+/-                                  3.81         02/07/2011           3,409,040
      4,000,000   UNUMPROVIDENT CORPORATION                                           5.86         05/15/2009           3,946,868
                                                                                                                       17,172,218
                                                                                                                 ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 0.78%
      5,000,000   XEROX CORPORATION                                                   7.13         06/15/2010           4,705,050
                                                                                                                 ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 5.14%
      7,000,000   AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN+/-                   2.83         05/27/2010           6,089,580
      5,000,000   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                  3.26         02/05/2010           5,004,470
      8,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-<<                           3.61         04/28/2011           7,655,806
      4,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-                              3.85         07/29/2009           3,980,540
      3,000,000   NISSAN MOTOR ACCEPTANCE CORPORATION SERIES 144A++                   4.63         03/08/2010           2,962,320
      5,000,000   UNILEVER CAPITAL CORPORATION                                        7.13         11/01/2010           5,200,960
                                                                                                                       30,893,676
                                                                                                                 ----------------
OIL & GAS EXTRACTION: 1.96%
      5,000,000   ANADARKO PETROLEUM CORPORATION+/-                                   3.22         09/15/2009           4,792,450
      5,000,000   BAKER HUGHES INCORPORATED                                           6.00         02/15/2009           5,013,405
      2,000,000   XTO ENERGY INCORPORATED                                             5.00         08/01/2010           1,963,216
                                                                                                                       11,769,071
                                                                                                                 ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.99%
      6,000,000   VALERO ENERGY CORPORATION                                           3.50         04/01/2009           5,928,468
                                                                                                                 ----------------
PIPELINES: 1.49%
      4,000,000   ENDBRIDGE ENERGY PARTNERS LP                                        4.00         01/15/2009           3,985,136
      5,000,000   PLAINS ALL AMERICAN PIPELINE LP                                     4.75         08/15/2009           4,969,265
                                                                                                                        8,954,401
                                                                                                                 ----------------

                      Wells Fargo Advantage Income Funds 51


Portfolio of Investments--November 30, 2008 (Unaudited)

ULTRA SHORT-TERM INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.78%
$     5,000,000   GANNETT COMPANY+/-                                                  2.37%        05/26/2009    $      4,707,730
                                                                                                                 ----------------
RAILROAD TRANSPORTATION: 0.34%
      2,000,000   UNION PACIFIC CORPORATION                                           7.38         09/15/2009           2,028,788
                                                                                                                 ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.82%
      2,501,000   HRPT PROPERTIES TRUST+/-                                            3.42         03/16/2011           2,286,837
      3,060,000   SIMON PROPERTY GROUP LP                                             4.88         08/15/2010           2,658,097
                                                                                                                        4,944,934
                                                                                                                 ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.92%
      6,000,000   BEAR STEARNS COMPANY INCORPORATED SERIES MTN                        5.85         07/19/2010           6,026,886
      2,500,000   CREDIT SUISSE USA INCORPORATED+/-                                   2.94         12/09/2008           2,499,998
      3,000,000   MERRILL LYNCH & COMPANY                                             4.13         01/15/2009           2,988,993
                                                                                                                       11,515,877
                                                                                                                 ----------------
TRANSPORTATION EQUIPMENT: 2.16%
      5,000,000   DAIMLER NA HOLDING CORPORATION SERIES MTN+/-                        3.17         03/13/2009           4,768,030
      2,000,000   GOODRICH CORPORATION<<                                              6.60         05/15/2009           1,991,668
      6,032,000   LOCKHEED MARTIN CORPORATION                                         8.20         12/01/2009           6,242,613
                                                                                                                       13,002,311
                                                                                                                 ----------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.64%
      5,000,000   BROWN-FORMAN CORPORATION+/-                                         3.98         04/01/2010           4,943,135
      5,000,000   CARDINAL HEALTH INCORPORATED+/-                                     4.32         10/02/2009           4,936,760
                                                                                                                        9,879,895
                                                                                                                 ----------------
TOTAL CORPORATE BONDS & NOTES (COST $245,388,648)                                                                     231,681,377
                                                                                                                 ----------------
FOREIGN CORPORATE BONDS@: 7.21%
      3,000,000   BRITISH SKY BROADCASTING GROUP PLC                                  6.88         02/23/2009           2,983,920
      2,910,000   COVIDIEN INTERNATIONAL FINANCE                                      5.15         10/15/2010           2,873,098
      6,200,000   DIAGEO FINANCE BV+/-                                                3.88         03/30/2009           6,147,622
        300,000   PEMEX FINANCE LIMITED                                               9.69         08/15/2009             305,112
      3,000,000   SABMILLER PLC+/-++                                                  4.18         07/01/2009           2,994,048
      3,500,000   SHAW COMMUNICATIONS INCORPORATION                                   7.25         04/06/2011           3,325,000
      2,000,000   TELECOM ITALIA CAPITAL+/-                                           3.67         02/01/2011           1,610,806
      6,579,000   TELEFONICA EMISIONES SAU+/-                                         3.50         06/19/2009           6,332,070
      5,600,000   THOMSON CORPORATION                                                 4.25         08/15/2009           5,532,128
      5,000,000   VODAFONE GROUP PLC+/-                                               3.16         06/15/2011           4,180,075
      7,000,000   WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                       6.50         12/15/2008           6,997,088
TOTAL FOREIGN CORPORATE BONDS (COST $45,225,704)                                                                       43,280,967
                                                                                                                 ----------------
FOREIGN GOVERNMENT BONDS@: 0.66%
      4,000,000   NATIONAL AUSTRALIA BANK LIMITED SERIES A                            8.60         05/19/2010           3,995,812
                                                                                                                 ----------------
TOTAL FOREIGN GOVERNMENT BONDS (COST $4,220,817)                                                                        3,995,812
                                                                                                                 ----------------
MUNICIPAL BONDS & NOTES: 4.77%
CALIFORNIA: 1.10%
      4,185,000   ALAMEDA COUNTY CA CAPITAL APPRECIATION TAXABLE-SERIES B
                  (OTHER REVENUE, MBIA INSURED)##                                     4.13         12/01/2009           4,016,805
      2,650,000   VERNON CA NATURAL GAS FINANCING AUTHORITY VERNON GAS PROJECT
                   SERIES A3 (UTILITIES REVENUE, MBIA INSURED)+/-ss                   5.00         08/01/2021           2,591,462
                                                                                                                        6,608,267
                                                                                                                 ----------------

                     52 Wells Fargo Advantage Income Funds


                         Portfolio of Investments--November 30, 2008 (Unaudited)

ULTRA SHORT-TERM INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
ILLINOIS: 0.15%
$       925,000   PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)##                        9.36%        12/01/2008    $        924,760
                                                                                                                 ----------------
IOWA: 0.33%
      1,345,000   CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E
                  (TAX INCREMENTAL REVENUE)                                           5.39         06/01/2009           1,345,148
        625,000   CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E
                  (TAX INCREMENTAL REVENUE)                                           5.34         06/01/2010             621,613
                                                                                                                        1,966,761
                                                                                                                 ----------------
LOUISIANA: 0.10%
        594,437   TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                     (OTHER REVENUE LOC)                                              6.36         05/15/2025             571,991
                                                                                                                 ----------------
MASSACHUSETTS: 0.53%
      3,155,000   NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, MBIA INSURED)                                   7.04         10/01/2028           3,195,791
                                                                                                                 ----------------
NEVADA: 0.83%
      5,000,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A
                     (AIRPORT REVENUE LOC)+/-ss                                       9.00         07/01/2012           5,000,000
                                                                                                                 ----------------
NEW JERSEY: 0.67%
      4,000,000   BAYONNE NJ REDEVELOPMENT AGENCY (OTHER REVENUE)                     5.59         04/11/2009           4,018,560
                                                                                                                 ----------------
PENNSYLVANIA: 1.06%
      7,200,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                     APPRECIATION LIMITED OBLIGATION SERIES D (SPECIAL
                     FACILITIES REVENUE)##                                            6.24         12/15/2010           6,351,480
                                                                                                                 ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $28,786,820)                                                                       28,637,610
                                                                                                                 ----------------
COLLATERAL FOR SECURITIES LENDING: 1.77%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.34%
        509,907   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                            2.32                                509,907
        509,907   DAILY ASSETS MONEY MARKET FUND                                      1.66                                509,907
        509,907   DREYFUS CASH MANAGEMENT FUND                                        1.85                                509,907
        509,907   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                     2.27                                509,907
                                                                                                                        2,039,628
c
COLLATERAL INVESTED IN OTHER ASSETS: 1.43%
         94,622   BANK OF AMERICA NT & SA (CAYMAN ISLANDS)                            1.25         12/01/2008              94,622
      2,891,228   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,891,295)              0.28         12/01/2008           2,891,228
        204,573   BANK OF IRELAND                                                     0.30         12/01/2008             204,573
         94,622   BNP PARIBAS PARIS                                                   1.00         12/01/2008              94,622
         58,846   CHEYNE FINANCE LLC+/-++####(a)(i)                                   0.00         02/25/2008                 971
        183,987   CITIBANK CREDIT CARD ISSUANCE TRUST++                               1.20         12/01/2008             183,975
      3,154,067   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,154,146)           0.30         12/01/2008           3,154,067
        141,933   DEXIA CREDIT LOCAL DE FRANCE SA                                     1.70         12/01/2008             141,933
        189,244   FORTIS BANK (GRAND CAYMAN)                                          1.05         12/01/2008             189,244
        123,515   GRYPHON FUNDING LIMITED(a)(i)                                       0.00         08/23/2009              52,407
        199,758   MONT BLANC CAPITAL CORPORATION++                                    1.25         12/01/2008             199,745
         94,622   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $94,632)                    1.25         12/01/2008              94,622
        609,786   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $609,799)             0.25         12/01/2008             609,786
         94,622   NATIXIS                                                             1.00         12/01/2008              94,622
        105,136   SCALDIS CAPITAL LLC++                                               1.65         12/01/2008             105,126
        175,051   SOCIETE GENERALE (CAYMAN LSLANDS)                                   0.75         12/01/2008             175,051

                      Wells Fargo Advantage Income Funds 53


Portfolio of Investments--November 30, 2008 (Unaudited)
ULTRA SHORT-TERM INCOME FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
---------------   ------------------------------------------------------------   -------------   -------------   ----------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       210,271   VICTORIA FINANCE LLC+/-++####(a)(i)                                 2.22%        04/03/2008    $        140,882
        131,419   VICTORIA FINANCE LLC+/-++####(a)(i)                                 1.92         05/02/2008              88,051
        131,419   VICTORIA FINANCE LLC+/-++####(a)(i)                                 0.85         08/07/2008              88,051
                                                                                                                        8,603,578
                                                                                                                 ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,908,240)                                                             10,643,206
                                                                                                                 ----------------

     SHARES
---------------
SHORT-TERM INVESTMENTS: 7.84%
     46,705,218   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                          46,705,218
                                                                                                                 ----------------

PRINCIPAL
---------------
US TREASURY BILLS: 0.06%
$       400,000   US TREASURY BILL###                                                   0.25        12/26/2008             399,862
                                                                                                                 ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $47,105,149)                                                                        47,105,080
                                                                                                                 ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $688,247,927)*                                                    101.30%                                  $    608,407,339
OTHER ASSETS AND LIABILITIES, NET                                        (1.30)                                         7,827,102)
                                                                        ------                                   ----------------
                TOTAL NET ASSETS                                        100.00%                                  $    600,580,237
                                                                        ------                                   ----------------


+/-  Variable rate investments.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

@    Foreign bond principal is denominated in US dollars.

ss These securities are subject to a demand feature which reduces the effective maturity.

##    Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions. (See Note 2)

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++   Short-term security of an affiliate of the Fund with a cost of $46,705,218.

(d) This security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%. The current interest rate is (-1500*1.90)+15,573.5% = 12,723.5%.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                      54 Wells Fargo Advantage Income Funds


             Statements of Assets and Liabilities--November 30, 2008 (Unaudited)

                                                                                                Government          High
                                                                                             Securities Fund    Income Fund
                                                                                             ---------------   -------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) ......................   $2,176,349,689    $ 235,299,839
      Collateral received for securities loaned (Note 2) .................................      773,098,581       22,002,640
      In affiliates ......................................................................       10,793,349       28,830,422
                                                                                             ---------------   -------------
   Total investments at market value (see cost below) ....................................    2,960,241,619      286,132,901
                                                                                             ---------------   -------------
   Cash ..................................................................................           50,000           50,000
   Receivable for Fund shares issued .....................................................        4,409,808        1,502,002
   Variation margin receivable on futures contracts ......................................                0                0
   Receivable for investments sold .......................................................       48,388,841                0
   Receivables for dividends and interest ................................................       12,189,192        7,162,732
                                                                                             ---------------   -------------
Total assets .............................................................................    3,025,279,460      294,847,635
                                                                                             ---------------   -------------
LIABILITIES
   Payable for daily variation margin on futures contracts ...............................        1,055,063           70,508
   Payable for Fund shares redeemed ......................................................          754,172          110,516
   Payable for investments purchased .....................................................      393,158,576                0
   Dividends payable .....................................................................        6,818,668        1,912,580
   Payable upon receipt of securities loaned (Note 2) ....................................      785,299,331       23,028,766
   Payable to investment advisor and affiliates (Note 3) .................................        1,002,581          109,752
   Accrued expenses and other liabilities ................................................          334,580           83,872
                                                                                             ---------------   -------------
Total liabilities ........................................................................    1,188,422,971       25,315,994
                                                                                             ---------------   -------------
TOTAL NET ASSETS .........................................................................   $1,836,856,489    $ 269,531,641
                                                                                             ---------------   -------------
NET ASSETS CONSIST OF
   Paid-in capital .......................................................................   $1,846,731,220    $ 770,577,428
   Undistributed net investment income (loss) ............................................       (3,865,329)           1,855
   Undistributed net realized gain (loss) on investments .................................        5,562,499     (414,528,994)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
      translation of assets and liabilities denominated in foreign currencies ............       10,924,923      (84,847,117)
   Net unrealized appreciation (depreciation) of collateral received for securities
      loaned .............................................................................     (11,138,221)         (884,222)
   Net unrealized appreciation (depreciation) of futures .................................      (11,358,603)        (787,309)
                                                                                             ---------------   -------------
TOTAL NET ASSETS .........................................................................   $1,836,856,489    $ 269,531,641
                                                                                             ---------------   -------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A ..................................................................   $  188,145,379    $  47,341,945
   Shares outstanding - Class A ..........................................................       17,905,359        8,686,432
   Net asset value per share - Class A ...................................................   $        10.51    $        5.45
   Maximum offering price per share - Class A ............................................   $        11.01(2) $        5.71(2)
   Net assets - Class B ..................................................................   $    7,179,763    $   7,512,951
   Shares outstanding - Class B ..........................................................          683,377        1,378,503
   Net asset value and offering price per share - Class B ................................   $        10.51    $        5.45
   Net assets - Class C ..................................................................   $   12,614,457    $   5,390,864
   Shares outstanding - Class C ..........................................................        1,200,655          989,112
   Net asset value and offering price per share - Class C ................................   $        10.51    $        5.45
   Net assets - Administrator Class ......................................................   $  312,249,780               NA
   Shares outstanding - Administrator Class ..............................................       29,721,679               NA
   Net asset value and offering price per share - Administrator Class ....................   $        10.51               NA
   Net assets - Institutional Class ......................................................   $  275,264,730    $  80,036,312
   Shares outstanding - Institutional Class ..............................................       26,216,660       14,565,203
   Net asset value and offering price per share - Institutional Class ....................   $        10.50    $        5.50
   Net assets - Investor Class ...........................................................   $1,041,402,380    $ 129,249,569
   Shares outstanding - Investor Class ...................................................       99,046,506       23,628,513
   Net asset value and offering price per share - Investor Class .........................   $        10.51    $        5.47
                                                                                             ---------------   -------------
Investments at cost ......................................................................   $2,961,517,446    $ 372,006,144
                                                                                             ---------------   -------------
Securities on loan, at market value (Note 2) .............................................   $  774,928,221    $  22,787,167
                                                                                             ---------------   -------------

(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

(3.) Maximum offering price is computed as 100/97.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

(4.) Maximum offering price is computed as 100/98.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 55


Statements of Assets and Liabilities--November 30, 2008 (Unaudited)

  Short-Term    Short-Term High   Ultra Short-Term
  Bond Fund     Yield Bond Fund      Income Fund
-------------   ---------------   ----------------
$ 285,086,758   $  69,193,018      $ 551,058,915
   30,090,635       3,889,773         10,643,206
   41,013,708      17,897,149         46,705,218
-------------   -------------      -------------
  356,191,101      90,979,940        608,407,339
-------------   -------------      -------------
            0               0                  0
       92,544       3,069,488            717,515
      164,227               0                  0
       52,278         695,236            163,686
    3,060,885       1,374,413          5,061,242
-------------   -------------      -------------
  359,561,035      96,119,077        614,349,782
-------------   -------------      -------------
            0               0                  0
       25,314          21,925            336,936
    1,239,019               0                  0
    1,123,447         380,304          2,140,543
   30,323,099       3,973,313         10,908,240
      115,612          18,223            212,049
       92,038          75,805            171,777
-------------   -------------      -------------
   32,918,529       4,469,570         13,769,545
-------------   -------------      -------------
$ 326,642,506   $  91,649,507      $ 600,580,237
-------------   -------------      -------------
$ 469,478,264   $ 178,552,417      $ 942,974,805
       (7,985)          7,573           (144,460)
 (115,017,722)    (73,701,067)      (262,442,905)
  (28,023,140)    (13,136,897)       (79,575,554)
     (208,027)        (72,519)          (231,649)
      421,116               0                  0
-------------   -------------      -------------
$ 326,642,506   $  91,649,507      $ 600,580,237
-------------   -------------      -------------
$  10,854,514   $  41,908,386      $  44,623,018
    1,355,227       5,766,250          5,516,322
$        8.01   $        7.27      $        8.09
$        8.26(3)$        7.49(3)   $        8.26(4)
           NA              NA                 NA
           NA              NA                 NA
           NA              NA                 NA
$      71,276   $     528,385      $   2,028,206
        8,900          72,707            250,751
$        8.01   $        7.27      $        8.09
           NA              NA      $  43,363,055
           NA              NA          5,378,823
           NA              NA      $        8.06
$  72,974,234              NA      $  29,587,325
    9,101,445              NA          3,658,478
$        8.02              NA      $        8.09
$ 242,742,482   $  49,212,736      $ 480,978,633
   30,312,348       6,771,406         59,435,583
$        8.01   $        7.27      $        8.09
-------------   -------------      -------------
$ 384,446,705   $ 104,200,377      $ 688,247,927
-------------   -------------      -------------
$  30,167,409   $   4,038,442      $  10,541,511
-------------   -------------      -------------

                      56 Wells Fargo Advantage Income Funds


Statements of Operations--For the Six Months Ended November 30, 2008 (Unaudited)

                                                                                                Government          High
                                                                                             Securities Fund    Income Fund
                                                                                             ---------------   -------------
INVESTMENT INCOME
   Interest ..............................................................................     $ 40,658,043    $ 12,478,322
   Income from affiliated securities .....................................................          468,450         314,019
   Securities lending income, net ........................................................        1,269,387          23,713
                                                                                               ------------    ------------
Total investment income ..................................................................       42,395,880      12,816,054
                                                                                               ------------    ------------
EXPENSES
   Advisory fees .........................................................................        3,140,828         761,140
   Administration fees
      Fund Level .........................................................................          421,977          76,114
      Class A ............................................................................          137,337          39,449
      Class B ............................................................................            5,244           6,376
      Class C ............................................................................            7,701           4,628
      Administrator Class ................................................................          131,332              NA
      Institutional Class ................................................................          121,414          35,415
      Investor Class .....................................................................        1,097,940         183,839
   Custody fees ..........................................................................          168,791          30,446
   Shareholder servicing fees (Note 3) ...................................................        1,651,328         268,098
   Accounting fees .......................................................................           55,956          24,524
   Distribution fees (Note 3)
      Class B ............................................................................           21,852          26,568
      Class C ............................................................................           32,088          19,284
   Professional fees .....................................................................           11,105          11,007
   Registration fees .....................................................................           42,046          31,711
   Shareholder reports ...................................................................          142,500          24,755
   Trustees' fees ........................................................................            4,323           4,323
   Other fees and expenses ...............................................................           15,426           5,525
                                                                                               ------------    ------------
Total expenses ...........................................................................        7,209,188       1,553,202
                                                                                               ------------    ------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..........................................         (170,880)       (331,223)
   Net expenses ..........................................................................        7,038,308       1,221,979
                                                                                               ------------    ------------
Net investment income (loss) .............................................................       35,357,572      11,594,075
                                                                                               ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .......................        9,251,914     (11,001,085)
   Collateral received for securities loaned .............................................       (1,062,529)       (141,904)
   Futures transactions ..................................................................       (4,766,084)              0
                                                                                               ------------    ------------
Net realized gain and loss from investments ..............................................        3,423,301     (11,142,989)
                                                                                               ------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .......................       27,813,798     (77,191,692)
   Collateral received for securities loaned .............................................       (5,781,934)       (393,600)
   Futures transactions ..................................................................      (11,087,636)       (787,309)
                                                                                               ------------    ------------
Net change in unrealized appreciation (depreciation) of investments.......................       10,944,228     (78,372,601)
                                                                                               ------------    ------------
Net realized and unrealized gain (loss) on investments ...................................       14,367,529     (89,515,590)
                                                                                               ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................     $ 49,725,101    $(77,921,515)
                                                                                               ------------    ------------

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 57


Statements of Operations--For the Six Months Ended November 30, 2008 (Unaudited)

 Short-Term    Short-Term High   Ultra Short-Term
  Bond Fund    Yield Bond Fund      Income Fund
------------   ---------------   ----------------
$  8,322,212    $  2,434,329       $ 15,912,844
     430,709         225,109            562,368
      23,701           2,232             24,314
------------    ------------       ------------
   8,776,622       2,661,670         16,499,526
------------    ------------       ------------
     696,628         231,453          1,351,108
      87,078          23,145            171,837
      10,465          34,029             42,116
          NA              NA                 NA
          26             138              1,405
          NA              NA             21,635
      31,877              NA             18,838
     295,510          62,810            630,923
      34,831           9,258             68,735
     335,777         110,093            780,522
      18,086          13,391             36,913
          NA              NA                 NA
         110             576              5,853
      20,064          20,930             15,139
      23,892          17,358             47,638
       4,530           7,828             74,322
       4,323           4,323              4,323
       4,950           2,442              7,976
------------    ------------       ------------
   1,568,147         537,774          3,279,283
------------    ------------       ------------
    (238,047)       (147,307)          (845,416)
   1,330,100         390,467          2,433,867
------------    ------------       ------------
   7,446,522       2,271,203         14,065,659
------------    ------------       ------------
  (4,300,510)     (1,152,322)        (8,272,147)
     (24,437)        (11,021)           (33,385)
   2,231,684               0             56,463
------------    ------------       ------------
  (2,093,263)     (1,163,343)        (8,249,069)
------------    ------------       ------------
 (14,274,213)    (11,595,587)       (42,337,096)
    (133,253)        (40,603)           (93,643)
     939,864               0              5,549
------------    ------------       ------------
 (13,467,602)    (11,636,190)       (42,425,190)
------------    ------------       ------------
 (15,560,865)    (12,799,533)       (50,674,259)
------------    ------------       ------------
$ (8,114,343)   $(10,528,330)      $(36,608,600)
------------    ------------       ------------

                     58 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                                  GOVERNMENT SECURITIES FUND
                                                                             -----------------------------------
                                                                                  For the
                                                                              Six Months Ended      For the
                                                                             November 30, 2008      Year Ended
                                                                                (Unaudited)        May 31, 2008
                                                                             -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................    $ 1,392,844,435    $ 1,148,056,957
OPERATIONS
   Net investment income (loss) ..........................................         35,357,572         60,024,826
   Net realized gain (loss) on investments ...............................          3,423,301         29,190,215
   Net change in unrealized appreciation (depreciation) of investments ...         10,944,228         (1,119,152)
                                                                              ---------------    ---------------
Net increase (decrease) in net assets resulting from operations ..........         49,725,101         88,095,889
                                                                              ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................................         (3,485,890)                NA
      Class B ............................................................           (110,095)                NA
      Class C ............................................................           (161,889)           (70,499)
      Administrator Class ................................................         (6,260,734)        (6,837,237)
      Advisor Class ......................................................                 NA         (3,050,360)
      Institutional Class ................................................         (7,657,941)       (13,649,008)
      Investor Class .....................................................        (21,756,193)       (39,325,876)
                                                                              ---------------    ---------------
Total distributions to shareholders ......................................        (39,432,742)       (62,932,980)
                                                                              ---------------    ---------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................        244,518,618                 NA
   Proceeds from redemption fees - Class A ...............................                  0                 NA
   Reinvestment of distributions - Class A ...............................          2,484,221                 NA
   Cost of shares redeemed - Class A .....................................       (137,989,537)                NA
                                                                              ---------------    ---------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Class A ........... ...........................        109,013,302                 NA
                                                                              ---------------    ---------------
   Proceeds from shares sold - Class B ...................................         18,108,738                 NA
   Proceeds from redemption fees - Class B ...............................                  0                 NA
   Reinvestment of distributions - Class B ...............................             62,131                 NA
   Cost of shares redeemed - Class B .....................................        (10,475,751)                NA
                                                                              ---------------    ---------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Class B .......................................          7,695,118                 NA
                                                                              ---------------    ---------------
   Proceeds from shares sold - Class C ...................................         19,859,659          1,614,937
   Proceeds from redemption fees - Class C ...............................                  0                  0
   Reinvestment of distributions - Class C ...............................             78,527             48,798
   Cost of shares redeemed - Class C .....................................         (8,440,750)          (416,535)
                                                                              ---------------    ---------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Class C .......................................         11,497,436          1,247,200
                                                                              ---------------    ---------------
   Proceeds from shares sold - Administrator Class .......................        455,668,161        166,634,500
   Reinvestment of distributions - Administrator Class ...................          3,006,692          6,628,357
   Cost of shares redeemed - Administrator Class .........................       (269,199,337)      (169,499,261)
                                                                              ---------------    ---------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Administrator Class ...........................        189,475,516          3,763,596
                                                                              ---------------    ---------------
   Proceeds from shares sold - Advisor Class .............................                 NA         35,760,909
   Reinvestment of distributions - Advisor Class .........................                 NA          3,013,400
   Cost of shares redeemed - Advisor Class ...............................                 NA        (28,472,059)
                                                                              ---------------    ---------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Advisor Class .................................                 NA         10,302,250
                                                                              ---------------    ---------------
   Proceeds from shares sold - Institutional Class .......................        109,623,280        232,592,147
   Proceeds from redemption fees - Institutional Class ...................                  0                  0
   Reinvestment of distributions - Institutional Class ...................          6,222,968         12,911,586
   Cost of shares redeemed - Institutional Class .........................       (168,351,821)      (160,660,364)
                                                                              ---------------    ---------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Institutional Class ...........................        (52,505,573)        84,843,369
                                                                              ---------------    ---------------
   Proceeds from shares sold - Investor Class ............................        762,803,512        612,798,029
   Proceeds from redemption fees - Investor Class ........................                  0                  0
   Reinvestment of distributions - Investor Class ........................         13,721,348         33,014,077
   Cost of shares redeemed - Investor Class ..............................       (607,980,964)      (526,343,952)
                                                                              ---------------    ---------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Investor Class ................................        168,543,896        119,468,154
                                                                              ---------------    ---------------
Net increase (decrease) in net assets resulting from capital
   share transactions - Total ............................................        433,719,695        219,624,569
                                                                              ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................        444,012,054        244,787,478
                                                                              ===============    ===============
ENDING NET ASSETS ........................................................    $ 1,836,856,489    $ 1,392,844,435
                                                                              ===============    ===============

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 59


Statements of Changes in Net Assets

         HIGH INCOME FUND                   SHORT-TERM BOND FUND          SHORT-TERM HIGH YIELD BOND FUND
----------------------------------   ---------------------------------   ---------------------------------
     For the                              For the                             For the
 Six Months Ended       For the       Six Months Ended      For the       Six Months Ended      For the
November 30, 2008     Year Ended     November 30, 2008     Year Ended    November 30, 2008     Year Ended
   (Unaudited)       May 31, 2008       (Unaudited)       May 31, 2008      (Unaudited)       May 31, 2008
-----------------   --------------   -----------------   -------------   -----------------   -------------
  $ 280,579,919     $ 345,783,581      $ 367,804,800     $ 386,438,010      $ 86,218,386     $ 118,147,443
     11,594,075        21,299,268          7,446,522        18,008,033         2,271,203         5,217,619
    (11,142,989)      (10,425,806)        (2,093,263)        3,129,570        (1,163,343)       (1,452,883)
    (78,372,601)      (16,075,389)       (13,467,602)       (7,969,513)      (11,636,190)       (1,373,332)
  -------------     -------------      -------------     -------------      ------------     -------------
    (77,921,515)       (5,201,927)        (8,114,343)       13,168,090       (10,528,330)        2,391,404
  -------------     -------------      -------------     -------------      ------------     -------------
     (1,687,768)               NA           (246,785)               NA          (929,053)               NA
       (247,079)               NA                 NA                NA                NA                NA
       (179,495)               NA               (545)              (59)           (3,325)              (83)
             NA                NA                 NA                NA                NA                NA
             NA        (6,924,441)                NA          (423,837)               NA        (1,037,445)
     (3,501,110)         (358,108)        (1,810,865)       (4,344,436)               NA                NA
     (5,978,160)      (14,018,602)        (5,399,192)      (13,308,694)       (1,332,092)       (4,180,603)
  -------------     -------------      -------------     -------------      ------------     -------------
    (11,593,612)      (21,301,151)        (7,457,387)      (18,077,026)       (2,264,470)       (5,218,131)
  -------------     -------------      -------------     -------------      ------------     -------------
    111,938,555                NA          1,781,577                NA        64,732,029                NA
         13,280                NA                  0                NA             2,729                NA
        632,219                NA            187,062                NA           739,560                NA
    (59,011,487)               NA         (2,494,208)               NA       (34,030,066)               NA
  -------------     -------------      -------------     -------------      ------------     -------------
     53,572,567                NA           (525,569)               NA        31,444,252                NA
  -------------     -------------      -------------     -------------      ------------     -------------
     23,321,701                NA                 NA                NA                NA                NA
            894                NA                 NA                NA                NA                NA
        127,153                NA                 NA                NA                NA                NA
    (12,670,381)               NA                 NA                NA                NA                NA
  -------------     -------------      -------------     -------------      ------------     -------------
     10,779,367                NA                 NA                NA                NA                NA
  -------------     -------------      -------------     -------------      ------------     -------------
     16,744,160                NA             62,735            10,000           553,230            17,750
            652                NA                  0                 0                 3                 0
         71,404                NA                327                59             1,179                83
     (9,089,330)               NA                  0                 0           (17,137)                0
  -------------     -------------      -------------     -------------      ------------     -------------
      7,726,886                NA             63,062            10,059           537,275            17,833
  -------------     -------------      -------------     -------------      ------------     -------------
             NA                NA                 NA                NA                NA                NA
             NA                NA                 NA                NA                NA                NA
             NA                NA                 NA                NA                NA                NA
  -------------     -------------      -------------     -------------      ------------     -------------
             NA                NA                 NA                NA                NA                NA
  -------------     -------------      -------------     -------------      ------------     -------------
             NA        31,336,114                 NA         7,320,721                NA         4,361,324
             NA           624,499                 NA           362,361                NA           964,599
             NA      (128,754,281)                NA        (2,553,305)               NA       (11,044,075)
  -------------     -------------      -------------     -------------      ------------     -------------
             NA       (96,793,668)                NA         5,129,777                NA        (5,718,152)
  -------------     -------------      -------------     -------------      ------------     -------------
     23,849,059        91,126,445         16,104,694        16,012,936                NA                NA
          8,766                 0                  2                 0                NA                NA
         13,998             5,620          1,404,472         3,994,588                NA                NA
     (9,664,585)         (432,279)       (28,075,420)      (11,921,243)               NA                NA
  -------------     -------------      -------------     -------------      ------------     -------------
     14,207,238        90,699,786        (10,566,252)        8,086,281                NA                NA
  -------------     -------------      -------------     -------------      ------------     -------------
     18,846,138        34,815,019         13,366,405        31,126,225        56,002,093        15,941,103
         47,190             5,784                 10                 0             7,103               164
      3,719,655        10,346,672          3,911,311        11,281,339           950,601         3,490,495
    (30,432,192)      (77,774,177)       (31,839,531)      (69,357,955)      (70,717,403)      (42,833,773)
  -------------     -------------      -------------     -------------      ------------     -------------
     (7,819,209)      (32,606,702)       (14,561,805)      (26,950,391)      (13,757,606)      (23,402,011)
  -------------     -------------      -------------     -------------      ------------     -------------
     78,466,849       (38,700,584)       (25,590,564)      (13,724,274)       18,223,921       (29,102,330)
  -------------     -------------      -------------     -------------      ------------     -------------
    (11,048,278)      (65,203,662)       (41,162,294)      (18,633,210)        5,431,121       (31,929,057)
  =============     =============      =============     =============      ============     =============
  $ 269,531,641     $ 280,579,919      $ 326,642,506     $ 367,804,800      $ 91,649,507     $  86,218,386
  =============     =============      =============     =============      ============     =============

                     60 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                                  GOVERNMENT SECURITIES FUND
                                                                             -----------------------------------
                                                                                  For the
                                                                              Six Months Ended       For the
                                                                             November 30, 2008      Year Ended
                                                                                (Unaudited)        May 31, 2008
                                                                             -----------------   ---------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................        24,186,565                 NA
   Shares issued in reinvestment of distributions - Class A ..............           238,803                 NA
   Shares redeemed - Class A .............................................       (13,336,815)                NA
                                                                                ------------       ------------
   Net increase (decrease) in shares outstanding - Class A ...............        11,088,553                 NA
                                                                                ------------       ------------
   Shares sold - Class B .................................................         1,689,690                 NA
   Shares issued in reinvestment of distributions - Class B ..............             5,974                 NA
   Shares redeemed - Class B .............................................        (1,012,287)                NA
                                                                                ------------       ------------
   Net increase (decrease) in shares outstanding - Class B ...............           683,377                 NA
                                                                                ------------       ------------
   Shares sold - Class C .................................................         1,760,704            153,210
   Shares issued in reinvestment of distributions - Class C ..............             7,550              4,656
   Shares redeemed - Class C .............................................          (815,952)           (40,145)
                                                                                ------------       ------------
   Net increase (decrease) in shares outstanding - Class C ...............           952,302            117,721
                                                                                ------------       ------------
   Shares sold - Administrator Class .....................................        43,570,140         15,796,795
   Shares issued in reinvestment of distributions - Administrator Class ..           288,956            632,448
   Shares redeemed - Administrator Class .................................       (26,005,483)       (16,048,123)
                                                                                ------------       ------------
   Net increase (decrease) in shares outstanding - Administrator Class ...        17,853,613            381,120
                                                                                ------------       ------------
   Shares-sold - Advisor Class ...........................................                NA          3,409,098
   Shares issued in reinvestment of distributions - Advisor Class ........                NA            287,671
   Shares redeemed - Advisor Class .......................................                NA         (2,728,927)
                                                                                ------------       ------------
   Net increase (decrease) in shares outstanding - Advisor Class .........                NA            967,842
                                                                                ------------       ------------
   Shares sold - Institutional Class .....................................        10,510,497         22,091,371
   Shares issued in reinvestment of distributions - Institutional Class ..           598,267          1,233,425
   Shares redeemed - Institutional Class .................................       (16,116,143)       (15,259,193)
                                                                                ------------       ------------
   Net increase (decrease) in shares outstanding - Institutional Class ...        (5,007,379)         8,065,603
                                                                                ------------       ------------
   Shares sold - Investor Class ..........................................        72,513,490         58,290,165
   Shares issued in reinvestment of distributions - Investor Class .......         1,317,954          3,151,905
   Shares redeemed - Investor Class ......................................       (57,898,029)       (50,048,929)
                                                                                ------------       ------------
   Net increase (decrease) in shares outstanding - Investor Class ........        15,933,415         11,393,141
                                                                                ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS .......................................        41,503,881         20,925,427
                                                                                ============       ============
Ending balance of undistributed net investment income (loss) .............      $ (3,865,329)      $    209,841
                                                                                ------------       ------------

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 61


Statements of Changes in Net Assets

         HIGH INCOME FUND                   SHORT-TERM BOND FUND          SHORT-TERM HIGH YIELD BOND FUND
----------------------------------   ---------------------------------   ---------------------------------
     For the                              For the                             For the
 Six Months Ended       For the       Six Months Ended      For the       Six Months Ended      For the
November 30, 2008     Year Ended     November 30, 2008     Year Ended    November 30, 2008     Year Ended
   (Unaudited)       May 31, 2008       (Unaudited)       May 31, 2008      (Unaudited)       May 31, 2008
-----------------   --------------   -----------------   -------------   -----------------   -------------
     15,655,330                NA           216,233                NA         7,947,104               NA
         96,979                NA            22,737                NA            92,930               NA
     (8,510,459)               NA          (304,693)               NA        (4,172,397)              NA
   ------------       -----------       -----------       -----------       -----------       ----------
      7,241,850                NA           (65,723)               NA         3,867,637               NA
   ------------       -----------       -----------       -----------       -----------       ----------
      3,195,422                NA                NA                NA                NA               NA
         19,676                NA                NA                NA                NA               NA
     (1,836,595)               NA                NA                NA                NA               NA
   ------------       -----------       -----------       -----------       -----------       ----------
      1,378,503                NA                NA                NA                NA               NA
   ------------       -----------       -----------       -----------       -----------       ----------
      2,301,307                NA             7,672             1,181            72,619            2,150
         11,057                NA                40                 7               151               10
     (1,323,252)               NA                 0                 0            (2,223)               0
   ------------       -----------       -----------       -----------       -----------       ----------
        989,112                NA             7,712             1,188            70,547            2,160
   ------------       -----------       -----------       -----------       -----------       ----------
             NA                NA                NA                NA                NA               NA
             NA                NA                NA                NA                NA               NA
             NA                NA                NA                NA                NA               NA
   ------------       -----------       -----------       -----------       -----------       ----------
             NA                NA                NA                NA                NA               NA
   ------------       -----------       -----------       -----------       -----------       ----------
             NA         4,275,338                NA           861,526                NA          522,853
             NA            83,886                NA            42,760                NA          115,831
             NA       (17,518,293)               NA          (301,024)               NA       (1,325,595)
   ------------       -----------       -----------       -----------       -----------       ----------
             NA       (13,159,069)               NA           603,262                NA         (686,911)
   ------------       -----------       -----------       -----------       -----------       ----------
      3,685,436        12,368,424         1,975,347         1,884,765                NA               NA
          2,202               758           170,423           470,726                NA               NA
     (1,463,378)          (58,684)       (3,431,295)       (1,404,743)               NA               NA
   ------------       -----------       -----------       -----------       -----------       ----------
      2,224,260        12,310,498        (1,285,525)          950,748                NA               NA
   ------------       -----------       -----------       -----------       -----------       ----------
      2,988,566       (10,351,950)        1,621,397         3,659,779         6,875,228        1,913,768
        557,842         4,621,521           475,316         1,330,965           118,946          419,292
     (4,645,471)        1,386,712        (3,874,920)       (8,183,060)       (8,693,098)      (5,113,203)
   ------------       -----------       -----------       -----------       -----------       ----------
     (1,099,063)       (4,343,717)       (1,778,207)       (3,192,316)       (1,698,924)      (2,780,143)
   ------------       -----------       -----------       -----------       -----------       ----------
     10,734,662        (5,192,288)       (3,121,743)       (1,637,118)        2,239,260       (3,464,894)
   ============       ===========       ===========       ===========       ===========       ==========
   $      1,855       $     1,392       $    (7,985)      $     2,880       $     7,573       $      840
   ------------       -----------       -----------       -----------       -----------       ----------

                      62 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                           ULTRA SHORT-TERM INCOME FUND
                                                                        ----------------------------------
                                                                             For the
                                                                         Six Months Ended      For the
                                                                        November 30, 2008     Year Ended
                                                                           (Unaudited)       May 31, 2008
                                                                        -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Beginning net assets                                                      $ 727,013,645     $ 822,637,462
OPERATIONS
   Net investment income (loss)                                              14,065,659        38,313,636
   Net realized gain (loss) on investments                                   (8,249,069)       (2,123,121)
   Net change in unrealized appreciation (depreciation) of investments      (42,425,190)      (30,730,995)
                                                                          -------------     --------------
Net increase (decrease) in net assets resulting from operations             (36,608,600)        5,459,520
                                                                          -------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A                                                                  (975,185)               NA
      Class B                                                                        NA                NA
      Class C                                                                   (27,552)               NA
      Administrator Class                                                      (930,935)         (932,803)
      Advisor Class                                                                  NA        (2,347,673)
      Institutional Class                                                    (1,040,511)       (3,229,668)
      Investor Class                                                        (11,241,671)      (32,389,036)
                                                                          -------------     --------------
Total distributions to shareholders                                         (14,215,854)      (38,899,180)
                                                                          -------------     --------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A                                       36,396,138                NA
   Reinvestment of distributions - Class A                                      790,276                NA
   Cost of shares redeemed - Class A                                        (30,633,821)               NA
                                                                          -------------     --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A                                                  6,552,593                NA
                                                                          -------------     --------------
   Proceeds from shares sold - Class B                                               NA                NA
   Proceeds from redemption fees - Class B                                           NA                NA
   Reinvestment of distributions - Class B                                           NA                NA
   Cost of shares redeemed - Class B                                                 NA                NA
                                                                          -------------     --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B                                                         NA                NA
                                                                          -------------     --------------
   Proceeds from shares sold - Class C                                        2,583,117                NA
   Reinvestment of distributions - Class C                                       17,213                NA
   Cost of shares redeemed - Class C                                           (217,300)               NA
                                                                          -------------     --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C                                                  2,383,030                NA
                                                                          -------------     --------------
   Proceeds from shares sold - Administrator Class                           47,199,452        22,247,892
   Reinvestment of distributions - Administrator Class                          619,832           835,942
   Cost of shares redeemed - Administrator Class                            (29,494,103)      (11,120,872)
                                                                          -------------     --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class                                     18,325,181        11,962,962
                                                                          -------------     --------------
   Proceeds from shares sold - Advisor Class                                         NA        28,113,111
   Reinvestment of distributions - Advisor Class                                     NA         2,267,774
   Cost of shares redeemed - Advisor Class                                           NA       (30,583,932)
                                                                          -------------     --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Advisor Class                                                   NA          (203,047)
                                                                          -------------     --------------
   Proceeds from shares sold - Institutional Class                            6,601,818        63,040,712
   Reinvestment of distributions - Institutional Class                          849,918         3,162,171
   Cost of shares redeemed - Institutional Class                            (36,634,967)      (44,224,695)
                                                                          -------------     --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class                                    (29,183,231)       21,978,188
                                                                          -------------     --------------
   Proceeds from shares sold - Investor Class                                70,178,369       254,395,918
   Reinvestment of distributions - Investor Class                             8,731,729        29,433,962
   Cost of shares redeemed - Investor Class                                (152,596,625)     (379,752,140)
                                                                          -------------     --------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Investor Class                                            (73,686,527)      (95,922,260)
                                                                          -------------     --------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total                                                     (75,608,954)      (62,184,157)
                                                                          -------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS                                      (126,433,408)      (95,623,817)
                                                                          =============     ==============
ENDING NET ASSETS                                                         $ 600,580,237     $ 727,013,645
                                                                          =============     ==============

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 63


Statements of Changes in Net Assets

                                                                           ULTRA SHORT-TERM INCOME FUND
                                                                        ----------------------------------
                                                                             For the
                                                                         Six Months Ended      For the
                                                                        November 30, 2008     Year Ended
                                                                           (Unaudited)       May 31, 2008
                                                                        -----------------   --------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A                                                      4,127,549                NA
   Shares issued in reinvestment of distributions - Class A                      93,435                NA
   Shares redeemed - Class A                                                 (3,597,893)               NA
                                                                          -------------     --------------
   Net increase (decrease) in shares outstanding - Class A                      623,091                NA
                                                                          -------------     --------------
   Shares sold - Class B                                                             NA                NA
   Shares issued in reinvestment of distributions - Class B                          NA                NA
   Shares redeemed - Class B                                                         NA                NA
                                                                          -------------     --------------
   Net increase (decrease) in shares outstanding - Class B                           NA                NA
                                                                          -------------     --------------
   Shares sold - Class C                                                        274,563                NA
   Shares issued in reinvestment of distributions - Class C                       2,049                NA
   Shares redeemed - Class C                                                    (25,861)               NA
                                                                          -------------     --------------
   Net increase (decrease) in shares outstanding - Class C                      250,751                NA
                                                                          -------------     --------------
   Shares sold - Administrator Class                                          5,588,111         2,535,639
   Shares issued in reinvestment of distributions - Administrator
         Class                                                                   73,601            93,975
   Shares redeemed - Administrator Class                                     (3,537,859)       (1,251,027)
                                                                          -------------     --------------
   Net increase (decrease) in shares outstanding - Administrator
      Class                                                                   2,123,853         1,378,587
                                                                          -------------     --------------
   Shares-sold - Advisor Class                                                       NA         3,142,355
   Shares issued in reinvestment of distributions - Advisor Class                    NA           254,252
   Shares redeemed - Advisor Class                                                   NA        (3,438,161)
                                                                          -------------     --------------
   Net increase (decrease) in shares outstanding - Advisor Class                     NA           (41,554)
                                                                          -------------     --------------
   Shares sold - Institutional Class                                            780,462         7,007,718
   Shares issued in reinvestment of distributions - Institutional
         Class                                                                  100,032           355,117
   Shares redeemed - Institutional Class                                     (4,330,467)       (4,958,674)
                                                                          -------------     --------------
   Net increase (decrease) in shares outstanding - Institutional
      Class                                                                  (3,449,973)        2,404,161
                                                                          -------------     --------------
   Shares sold - Investor Class                                               8,216,120        28,438,016
   Shares issued in reinvestment of distributions - Investor Class            1,030,565         3,297,315
   Shares redeemed - Investor Class                                         (18,018,393)      (42,487,443)
                                                                          -------------     --------------
   Net increase (decrease) in shares outstanding - Investor Class            (8,771,708)      (10,752,112)
                                                                          -------------     --------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
      SHARE TRANSACTIONS                                                     (9,223,986)       (7,010,918)
                                                                          -------------     --------------
Ending balance of undistributed net investment income (loss)              $    (144,460)    $       5,735
                                                                          -------------     --------------

The accompanying notes are an integral part of these financial statements.

                      64 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

                                                  Beginning                    Net Realized    Distributions
                                                  Net Asset        Net        and Unrealized      from Net
                                                  Value Per     Investment      Gain (Loss)      Investment
                                                    Share     Income (Loss)   on Investments       Income
                                                  ---------   -------------   --------------   -------------
GOVERNMENT SECURITIES FUND
Class A
June 1, 2008 to November 30, 20087
   (Unaudited).................................     $10.45         0.22            0.08            (0.24)
June 1, 2007 to May 31, 2008(7)................     $10.22         0.48            0.25            (0.50)
June 1, 2006 to May 31, 2007(7)................     $10.15         0.48            0.09            (0.50)
June 1, 2005 to May 31, 2006(7)................     $10.77         0.43           (0.51)           (0.48)
November 1, 2004 to May 31, 20054, 7...........     $10.93         0.20            0.00(6)         (0.24)
November 1, 2003 to October 31, 2004(7)........     $11.05         0.25            0.21            (0.35)
November 1, 2002 to October 31, 2003(7)........     $11.35         0.25            0.07            (0.36)
Class B
July 18, 20085 to November 30, 2008
   (Unaudited).................................     $10.32         0.12            0.21            (0.14)
Class C
June 1, 2008 to November 30, 2008 (Unaudited)..     $10.45         0.18            0.08            (0.20)
June 1, 2007 to May 31, 2008...................     $10.22         0.39            0.25            (0.41)
June 1, 2006 to May 31, 2007...................     $10.15         0.40            0.09            (0.42)
June 1, 2005 to May 31, 2006...................     $10.77         0.35           (0.50)           (0.41)
November 1, 2004 to May 31, 2005(4)............     $10.92         0.12            0.01            (0.16)
November 1, 2003 to October 31, 2004...........     $11.05         0.15            0.20            (0.25)
December 26, 20025 to October 31, 2003.........     $11.14         0.19           (0.06)           (0.22)
Administrator Class
June 1, 2008 to November 30, 2008 (Unaudited)..     $10.45         0.23            0.08            (0.25)
June 1, 2007 to May 31, 2008...................     $10.22         0.49            0.26            (0.52)
June 1, 2006 to May 31, 2007...................     $10.15         0.50            0.09            (0.52)
June 1, 2005 to May 31, 2006...................     $10.77         0.48           (0.53)           (0.51)
April 11, 20055 to May 31, 2005(4).............     $10.61         0.05            0.17            (0.06)
Institutional Class
June 1, 2008 to November 30, 2008 (Unaudited)..     $10.44         0.23            0.09            (0.26)
June 1, 2007 to May 31, 2008...................     $10.21         0.52            0.25            (0.54)
June 1, 2006 to May 31, 2007...................     $10.14         0.54            0.08            (0.55)
June 1, 2005 to May 31, 2006...................     $10.77         0.49           (0.53)           (0.53)
November 1, 2004 to May 31, 2005(4)............     $10.93         0.23            0.00(6)         (0.27)
November 1, 2003 to October 31, 2004...........     $11.05         0.32            0.21            (0.42)
November 1, 2002 to October 31, 2003...........     $11.36         0.34            0.05            (0.44)
Investor Class
June 1, 2008 to November 30, 2008 (Unaudited)..     $10.46         0.22            0.07            (0.24)
June 1, 2007 to May 31, 2008...................     $10.22         0.47            0.26            (0.49)
June 1, 2006 to May 31, 2007...................     $10.16         0.47            0.09            (0.50)
June 1, 2005 to May 31, 2006...................     $10.77         0.42           (0.49)           (0.48)
November 1, 2004 to May 31, 2005(4)............     $10.93         0.20            0.00(6)         (0.24)
November 1, 2003 to October 31, 2004...........     $11.05         0.26            0.21            (0.36)
November 1, 2002 to October 31, 2003...........     $11.36         0.28            0.05            (0.38)

----------
(1.) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3.) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4.) In 2005, the Fund changed its fiscal year-end from October 31 to May 31.

(5.) Commencement of operations.

(6.) Amount calculated is less than $0.005.

(7.) On July 18, 2008 Advisor Class was renamed to Class A.

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 65


Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------
     0.00          $10.51         4.10%         0.91%      (0.01)%    0.90%       2.94%       176%        $  188,145
     0.00          $10.45         4.54%         1.03%      (0.13)%    0.90%       7.21%       263%        $   71,233
     0.00          $10.22         4.64%         1.06%      (0.14)%    0.92%       5.71%       159%        $   59,760
    (0.06)         $10.15         4.14%         1.05%      (0.10)%    0.95%      (0.74)%      207%        $   60,242
    (0.12)         $10.77         3.33%         1.16%      (0.09)%    1.07%       1.85%       139%        $   69,267
    (0.23)         $10.93         2.57%         1.18%      (0.06)%    1.12%       4.27%       390%        $   76,283
    (0.26)         $11.05         2.33%         1.12%      (0.01)%    1.11%       2.89%       531%        $  120,753

     0.00          $10.51         2.43%         1.65%       0.00%     1.65%       2.54%       176%        $    7,180

     0.00          $10.51         3.32%         1.65%       0.00%     1.65%       2.55%       176%        $   12,614
     0.00          $10.45         3.69%         1.77%      (0.07)%    1.70%       6.36%       263%        $    2,595
     0.00          $10.22         3.87%         1.81%      (0.11)%    1.70%       4.89%       159%        $    1,335
    (0.06)         $10.15         3.39%         1.80%      (0.10)%    1.70%      (1.48)%      207%        $    1,370
    (0.12)         $10.77         2.14%         2.30%      (0.04)%    2.26%       1.24%       139%        $    2,257
    (0.23)         $10.92         1.65%         2.10%      (0.04)%    2.06%       3.20%       390%        $    2,979
     0.00          $11.05         1.25%         2.17%      (0.06)%    2.11%       1.18%       531%        $    2,925

     0.00          $10.51         4.30%         0.79%      (0.09)%    0.70%       3.04%       176%        $  312,250
     0.00          $10.45         4.72%         0.85%      (0.15)%    0.70%       7.42%       263%        $  123,993
     0.00          $10.22         4.87%         0.88%      (0.18)%    0.70%       5.94%       159%        $  117,347
    (0.06)         $10.15         4.50%         0.88%      (0.18)%    0.70%      (0.49)%      207%        $  102,434
     0.00          $10.77         3.54%         0.83%      (0.16)%    0.67%       2.12%       139%        $       60

     0.00          $10.50         4.57%         0.55%      (0.07)%    0.48%       3.15%       176%        $  275,265
     0.00          $10.44         4.96%         0.59%      (0.11)%    0.48%       7.66%       263%        $  326,015
     0.00          $10.21         5.08%         0.61%      (0.13)%    0.48%       6.17%       159%        $  236,424
    (0.06)         $10.14         4.60%         0.60%      (0.12)%    0.48%      (0.37)%      207%        $   85,056
    (0.12)         $10.77         3.87%         0.58%      (0.05)%    0.53%       2.17%       139%        $   90,647
    (0.23)         $10.93         3.19%         0.53%      (0.03)%    0.50%       4.92%       390%        $   84,366
    (0.26)         $11.05         2.96%         0.48%       0.00%     0.48%       3.56%       531%        $  121,767

     0.00          $10.51         4.09%         0.95%       0.00%     0.95%       2.81%       176%        $1,041,402
     0.00          $10.46         4.48%         1.16%      (0.21)%    0.95%       7.26%       263%        $  869,009
     0.00          $10.22         4.59%         1.23%      (0.26)%    0.97%       5.55%       159%        $  733,191
    (0.06)         $10.16         4.06%         1.22%      (0.20)%    1.02%      (0.71)%      207%        $  836,567
    (0.12)         $10.77         3.37%         1.08%      (0.06)%    1.02%       1.87%       139%        $1,162,518
    (0.23)         $10.93         2.66%         1.06%      (0.03)%    1.03%       4.38%       390%        $1,230,428
    (0.26)         $11.05         2.55%         0.96%       0.00%     0.96%       2.99%       531%        $2,010,247

                     66 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

                                                                   Beginning                    Net Realized    Distributions
                                                                   Net Asset        Net        and Unrealized      from Net
                                                                   Value Per     Investment      Gain (Loss)      Investment
                                                                      Share    Income (Loss)   on Investments       Income
                                                                   ---------   -------------   --------------   -------------
HIGH INCOME FUND

Class A
June 1, 2008 to November 30, 20087 (Unaudited) .................     $7.25          0.25           (1.80)           (0.25)
June 1, 2007 to May 31, 2008(7) ................................     $7.89          0.53           (0.64)           (0.53)
June 1, 2006 to May 31, 2007(7) ................................     $7.63          0.55            0.26            (0.55)
June 1, 2005 to May 31, 2006(7) ................................     $7.63          0.53            0.02            (0.55)
November 1, 2004 to May 31, 20054, 7 ...........................     $7.84          0.30           (0.21)           (0.30)
November 1, 2003 to October 31, 2004(7) ........................     $7.49          0.53            0.35            (0.53)
November 1, 2002 to October 31, 2003(7) ........................     $6.31          0.55            1.18            (0.55)

Class B
July 18, 20085 to November 30, 2008 (Unaudited) ................     $6.99          0.16           (1.54)           (0.16)

Class C
July 18, 20085 to November 30, 2008 (Unaudited) ................     $6.99          0.16           (1.54)           (0.16)
Institutional Class
June 1, 2008 to November 30, 2008 (Unaudited) ..................     $7.31          0.26           (1.81)           (0.26)
June 1, 2007 to May 31, 2008 ...................................     $7.96          0.56           (0.65)           (0.56)
June 1, 2006 to May 31, 2007 ...................................     $7.70          0.59            0.26            (0.59)
June 1, 2005 to May 31, 2006 ...................................     $7.69          0.45            0.13            (0.58)
November 1, 2004 to May 31, 2005(4) ............................     $7.88          0.33           (0.19)           (0.33)
November 1, 2003 to October 31, 2004 ...........................     $7.53          0.58            0.35            (0.58)
November 1, 2002 to October 31, 2003 ...........................     $6.35          0.61            1.17            (0.60)

Investor Class
June 1, 2008 to November 30, 2008 (Unaudited) ..................     $7.28          0.25           (1.81)           (0.25)
June 1, 2007 to May 31, 2008 ...................................     $7.92          0.53           (0.64)           (0.53)
June 1, 2006 to May 31, 2007 ...................................     $7.66          0.55            0.26            (0.55)
June 1, 2005 to May 31, 2006 ...................................     $7.66          0.41            0.14            (0.55)
November 1, 2004 to May 31, 2005(4) ............................     $7.86          0.31           (0.20)           (0.31)
November 1, 2003 to October 31, 2004 ...........................     $7.51          0.54            0.35            (0.54)
November 1, 2002 to October 31, 2003 ...........................     $6.33          0.57            1.18            (0.57)

SHORT-TERM BOND FUND

Class A
June 1, 2008 to November 30, 20087 (Unaudited) .................     $8.38          0.18           (0.37)           (0.18)
June 1, 2007 to May 31, 2008(7) ................................     $8.49          0.40           (0.11)           (0.40)
June 1, 2006 to May 31, 2007(7) ................................     $8.47          0.40            0.03            (0.41)
June 1, 2005 to May 31, 2006(7) ................................     $8.62          0.35           (0.13)           (0.37)
November 1, 2004 to May 31, 20054, 7 ...........................     $8.77          0.18           (0.14)           (0.19)
November 1, 2003 to October 31, 2004(7) ........................     $8.81          0.26           (0.01)           (0.29)
November 1, 2002 to October 31, 2003(7) ........................     $8.78          0.29            0.07            (0.33)

Class C
June 1, 2008 to November 30, 2008 (Unaudited) ..................     $8.37          0.14           (0.36)           (0.14)
March 31, 20085 to May 31, 2008 ................................     $8.45          0.05           (0.08)           (0.05)
Institutional Class
June 1, 2008 to November 30, 2008 (Unaudited) ..................     $8.39          0.19           (0.37)           (0.19)
June 1, 2007 to May 31, 2008 ...................................     $8.49          0.43           (0.10)           (0.43)
June 1, 2006 to May 31, 2007 ...................................     $8.48          0.44            0.01            (0.44)
June 1, 2005 to May 31, 2006 ...................................     $8.63          0.39           (0.14)           (0.40)
November 1, 2004 to May 31, 2005(4) ............................     $8.78          0.20           (0.14)           (0.21)
November 1, 2003 to October 31, 2004 ...........................     $8.82          0.31           (0.01)           (0.34)
November 1, 2002 to October 31, 2003 ...........................     $8.79          0.34            0.08            (0.39)

Investor Class
June 1, 2008 to November 30, 2008 (Unaudited) ..................     $8.38          0.17           (0.37)           (0.17)
June 1, 2007 to May 31, 2008 ...................................     $8.48          0.40           (0.10)           (0.40)
June 1, 2006 to May 31, 2007 ...................................     $8.47          0.40            0.02            (0.41)
June 1, 2005 to May 31, 2006 ...................................     $8.62          0.35           (0.13)           (0.37)
November 1, 2004 to May 31, 2005(4) ............................     $8.77          0.19           (0.14)           (0.20)
November 1, 2003 to October 31, 2004 ...........................     $8.81          0.27           (0.01)           (0.30)
November 1, 2002 to October 31, 2003 ...........................     $8.78          0.29            0.09            (0.35)

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Income Funds   67


Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
Distributions    Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
Realized Gains     Share     Income (Loss)    Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------



      0.00         $5.45          7.73%         1.07%     (0.19)%     0.88%    (21.85)%        28%        $ 47,342
      0.00         $7.25          7.04%         1.19%     (0.33)%     0.86%     (1.40)%        53%        $ 10,471
      0.00         $7.89          7.07%         1.16%     (0.30)%     0.86%     10.96%         82%        $115,254
      0.00         $7.63          6.39%         1.17%     (0.30)%     0.87%      7.34%         98%        $113,433
      0.00         $7.63          6.59%         1.20%     (0.14)%     1.06%      1.16%         52%        $ 17,681
      0.00         $7.84          6.90%         1.20%     (0.07)%     1.13%     12.11%        133%        $ 22,315
      0.00         $7.49          7.74%         1.15%     (0.04)%     1.11%     28.39%        172%        $ 29,587


      0.00         $5.45          5.12%         1.81%     (0.16)%     1.65%    (22.19)%        28%        $  7,513


      0.00         $5.45          5.12%         1.82%     (0.17)%     1.65%    (22.19)%        28%        $  5,391

      0.00         $5.50          7.93%         0.72%     (0.22)%     0.50%    (21.63)%        28%        $ 80,036
      0.00         $7.31          8.15%         0.80%     (0.32)%     0.48%     (1.06)%        53%        $ 90,200
      0.00         $7.96          7.53%         0.75%     (0.32)%     0.43%     11.39%         82%        $    242
      0.00         $7.70          5.83%         0.77%     (0.34)%     0.43%      7.96%         98%        $  3,208
      0.00         $7.69          7.20%         0.51%     (0.09)%     0.42%      1.77%         52%        $  3,108
      0.00         $7.88          7.58%         0.47%     (0.03)%     0.44%     12.85%        133%        $ 24,436
      0.00         $7.53          8.60%         0.45%      0.00%      0.45%     29.11%        172%        $ 41,891


      0.00         $5.47          7.50%         1.12%     (0.23)%     0.89%    (21.90)%        28%        $129,250
      0.00         $7.28          7.08%         1.33%     (0.47)%     0.86%     (1.35)%        53%        $179,909
      0.00         $7.92          7.07%         1.33%     (0.47)%     0.86%     10.95%         82%        $230,287
      0.00         $7.66          5.41%         1.34%     (0.48)%     0.86%      7.36%         98%        $208,482
      0.00         $7.66          6.71%         1.08%     (0.13)%     0.95%      1.35%         52%        $246,538
      0.00         $7.86          7.06%         1.00%     (0.04)%     0.96%     12.26%        133%        $300,358
      0.00         $7.51          8.09%         0.94%      0.00%      0.94%     28.55%        172%        $441,931




      0.00         $8.01          4.25%         0.94%     (0.14)%     0.80%     (2.35)%        23%        $ 10,855
      0.00         $8.38          4.69%         1.09%     (0.28)%     0.81%      3.50%         47%        $ 11,904
      0.00         $8.49          4.77%         1.10%     (0.25)%     0.85%      5.18%         38%        $  6,938
      0.00         $8.47          4.14%         1.09%     (0.24)%     0.85%      2.60%         28%        $  6,035
      0.00         $8.62          3.53%         1.18%     (0.14)%     1.04%      0.45%         14%        $  8,142
      0.00         $8.77          2.96%         1.19%     (0.07)%     1.12%      2.87%         37%        $ 10,240
      0.00         $8.81          3.14%         1.15%     (0.02)%     1.13%      4.19%         97%        $ 14,203


      0.00         $8.01          3.71%         1.68%     (0.13)%     1.55%     (2.59)%        23%        $     71
      0.00         $8.37          3.56%         1.85%     (0.27)%     1.58%     (0.37)%        47%        $     10

      0.00         $8.02          4.55%         0.59%     (0.11)%     0.48%     (2.19)%        23%        $ 72,974
      0.00         $8.39          5.08%         0.64%     (0.16)%     0.48%      3.97%         47%        $ 87,101
      0.00         $8.49          5.14%         0.65%     (0.17)%     0.48%      5.45%         38%        $ 80,153
      0.00         $8.48          4.54%         0.64%     (0.16)%     0.48%      2.98%         28%        $ 66,350
      0.00         $8.63          4.07%         0.60%     (0.07)%     0.53%      0.76%         14%        $ 51,426
      0.00         $8.78          3.56%         0.54%     (0.03)%     0.51%      3.50%         37%        $ 49,940
      0.00         $8.82          3.78%         0.51%      0.00%      0.51%      4.84%         97%        $ 67,391


      0.00         $8.01          4.21%         0.99%     (0.14)%     0.85%     (2.37)%        23%        $242,742
      0.00         $8.38          4.70%         1.23%     (0.36)%     0.87%      3.57%         47%        $268,790
      0.00         $8.48          4.71%         1.27%     (0.37)%     0.90%      5.01%         38%        $299,346
      0.00         $8.47          4.10%         1.26%     (0.36)%     0.90%      2.55%         28%        $396,633
      0.00         $8.62          3.70%         1.01%     (0.12)%     0.89%      0.53%         14%        $505,613
      0.00         $8.77          3.11%         0.99%     (0.03)%     0.96%      3.05%         37%        $516,105
      0.00         $8.81          3.39%         0.94%     (0.01)%     0.93%      4.40%         97%        $723,273

                     68 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

                                                                   Beginning                    Net Realized    Distributions
                                                                   Net Asset        Net        and Unrealized      from Net
                                                                   Value Per     Investment      Gain (Loss)      Investment
                                                                      Share    Income (Loss)   on Investments       Income
                                                                   ---------   -------------   --------------   -------------
SHORT-TERM HIGH YIELD BOND FUND

Class A
June 1, 2008 to November 30, 20087 (Unaudited) .................      $8.31          0.20         (1.04)            (0.20)
June 1, 2007 to May 31, 2008(7) ................................      $8.54          0.47         (0.23)            (0.47)
June 1, 2006 to May 31, 2007(7) ................................      $8.49          0.49          0.05             (0.49)
June 1, 2005 to May 31, 2006(7) ................................      $8.51          0.43         (0.02)            (0.43)
November 1, 2004 to May 31, 20054, 7 ...........................      $8.69          0.22         (0.18)            (0.22)
November 1, 2003 to October 31, 2004(7) ........................      $8.66          0.39          0.03             (0.39)
November 1, 2002 to October 31, 2003(7) ........................      $8.28          0.46          0.38             (0.46)

Class C
June 1, 2008 to November 30, 2008 (Unaudited) ..................      $8.31          0.16         (1.04)            (0.16)
March 31, 20085 to May 31, 2008 ................................      $8.22          0.06          0.09             (0.06)

Investor Class
June 1, 2008 to November 30, 2008 (Unaudited) ..................      $8.31          0.20         (1.04)            (0.20)
June 1, 2007 to May 31, 2008 ...................................      $8.54          0.47         (0.23)            (0.47)
June 1, 2006 to May 31, 2007 ...................................      $8.49          0.49          0.05             (0.49)
June 1, 2005 to May 31, 2006 ...................................      $8.52          0.44         (0.03)            (0.44)
November 1, 2004 to May 31, 2005(4) ............................      $8.69          0.22         (0.17)            (0.22)
November 1, 2003 to October 31, 2004 ...........................      $8.66          0.40          0.03             (0.40)
November 1, 2002 to October 31, 2003 ...........................      $8.29          0.47          0.37             (0.47)

ULTRA SHORT-TERM INCOME FUND

Class A
June 1, 2008 to November 30, 20087 (Unaudited) .................      $8.71          0.18         (0.62)            (0.18)
June 1, 2007 to May 31, 2008(7) ................................      $9.09          0.43         (0.37)            (0.44)
June 1, 2006 to May 31, 2007(7) ................................      $9.12          0.47         (0.02)            (0.48)
June 1, 2005 to May 31, 2006(7) ................................      $9.17          0.39         (0.02)            (0.42)
November 1, 2004 to May 31, 20054, 7 ...........................      $9.21          0.16         (0.02)            (0.18)
November 1, 2003 to October 31, 2004(7) ........................      $9.33          0.20         (0.07)            (0.25)
November 1, 2002 to October 31, 2003(7) ........................      $9.41          0.24         (0.01)            (0.31)

Class C
July 18, 20085 to November 30, 2008 (Unaudited) ................      $8.57          0.11         (0.48)            (0.11)

Administrator Class
June 1, 2008 to November 30, 2008 (Unaudited) ..................      $8.68          0.18         (0.62)            (0.18)
June 1, 2007 to May 31, 2008 ...................................      $9.06          0.46         (0.38)            (0.46)
June 1, 2006 to May 31, 2007 ...................................      $9.09          0.49         (0.02)            (0.50)
June 1, 2005 to May 31, 2006 ...................................      $9.16          0.41         (0.05)            (0.43)
April 11, 20055 to May 31, 2005(4) .............................      $9.16          0.05          0.00(6)          (0.05)

Institutional Class
June 1, 2008 to November 30, 2008 (Unaudited) ..................      $8.71          0.19         (0.62)            (0.19)
June 1, 2007 to May 31, 2008 ...................................      $9.09          0.47         (0.37)            (0.48)
June 1, 2006 to May 31, 2007 ...................................      $9.12          0.51         (0.02)            (0.52)
June 1, 2005 to May 31, 2006 ...................................      $9.17          0.43         (0.02)            (0.46)
November 1, 2004 to May 31, 2005(4) ............................      $9.21          0.19         (0.02)            (0.21)
November 1, 2003 to October 31, 2004 ...........................      $9.33          0.24         (0.04)            (0.32)
November 1, 2002 to October 31, 2003 ...........................      $9.41          0.29          0.01             (0.38)

Investor Class
June 1, 2008 to November 30, 2008 (Unaudited) ..................      $8.71          0.17         (0.62)            (0.17)
June 1, 2007 to May 31, 2008 ...................................      $9.09          0.43         (0.37)            (0.44)
June 1, 2006 to May 31, 2007 ...................................      $9.12          0.47         (0.02)            (0.48)
June 1, 2005 to May 31, 2006 ...................................      $9.17          0.38         (0.02)            (0.41)
November 1, 2004 to May 31, 2005(4) ............................      $9.22          0.17         (0.03)            (0.19)
November 1, 2003 to October 31, 2004 ...........................      $9.34          0.22         (0.06)            (0.28)
November 1, 2002 to October 31, 2003 ...........................      $9.42          0.25          0.01             (0.34)

                    Wells Fargo Advantage Income Funds   69


Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
Distributions    Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
Realized Gains     Share     Income (Loss)    Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------



      0.00         $7.27          4.97%         1.14%     (0.33)%     0.81%    (10.29)%        12%       $   41,908
      0.00         $8.31          5.70%         1.20%     (0.34)%     0.86%      2.98%         59%       $   15,781
      0.00         $8.54          5.70%         1.22%     (0.36)%     0.86%      6.48%         50%       $   22,076
      0.00         $8.49          5.05%         1.20%     (0.25)%     0.95%      4.94%         60%       $   30,637
      0.00         $8.51          4.32%         1.23%     (0.14)%     1.09%      0.47%         31%       $   40,297
      0.00         $8.69          4.54%         1.20%     (0.08)%     1.12%      4.96%         71%       $   55,553
      0.00         $8.66          5.23%         1.16%     (0.04)%     1.12%     10.35%        117%       $   73,487


      0.00         $7.27          4.38%         1.88%     (0.32)%     1.56%    (10.66)%        12%       $      528
      0.00         $8.31          4.37%         1.97%     (0.41)%     1.56%      2.48%         59%       $       18


      0.00         $7.27          4.89%         1.17%     (0.31)%     0.86%    (10.29)%        12%       $   49,213
      0.00         $8.31          5.69%         1.34%     (0.48)%     0.86%      2.98%         59%       $   70,420
      0.00         $8.54          5.70%         1.39%     (0.53)%     0.86%      6.48%         50%       $   96,071
      0.00         $8.49          5.15%         1.37%     (0.51)%     0.86%      4.90%         60%       $  100,379
      0.00         $8.52          4.41%         1.15%     (0.14)%     1.01%      0.63%         31%       $  127,171
      0.00         $8.69          4.68%         1.03%     (0.04)%     0.99%      5.08%         71%       $  164,928
      0.00         $8.66          5.48%         0.98%     (0.01)%     0.97%     10.38%        117%       $  268,015




      0.00         $8.09          4.13%         0.93%     (0.23)%     0.70%     (5.15)%        14%       $   44,623
      0.00         $8.71          4.89%         1.08%     (0.35)%     0.73%      0.68%         48%       $   42,615
      0.00         $9.09          5.13%         1.06%     (0.26)%     0.80%      5.06%         28%       $   44,858
      0.00         $9.12          4.23%         1.06%     (0.26)%     0.80%      4.06%         26%       $   50,913
      0.00         $9.17          2.98%         1.15%     (0.12)%     1.03%      1.55%         17%       $   59,097
      0.00         $9.21          2.25%         1.17%     (0.05)%     1.12%      1.45%         26%       $   87,760
      0.00         $9.33          2.37%         1.12%      0.00%      1.12%      2.49%         94%       $  145,769


      0.00         $8.09          2.55%         1.65%     (0.20)%     1.45%     (5.52)%        14%       $    2,028


      0.00         $8.06          4.27%         0.80%     (0.25)%     0.55%     (5.10)%        14%       $   43,363
      0.00         $8.68          5.03%         0.90%     (0.33)%     0.57%      0.84%         48%       $   28,254
      0.00         $9.06          5.36%         0.88%     (0.28)%     0.60%      5.27%         28%       $   17,003
      0.00         $9.09          4.51%         0.88%     (0.28)%     0.60%      4.03%         26%       $    6,114
      0.00         $9.16          3.35%         0.83%     (0.24)%     0.59%      0.53%         17%       $      161


      0.00         $8.09          4.39%         0.59%     (0.24)%     0.35%     (4.98)%        14%       $   29,587
      0.00         $8.71          5.24%         0.63%     (0.28)%     0.35%      1.07%         48%       $   61,898
      0.00         $9.09          5.57%         0.61%     (0.26)%     0.35%      5.54%         28%       $   42,757
      0.00         $9.12          4.65%         0.61%     (0.26)%     0.35%      4.53%         26%       $   48,259
      0.00         $9.17          3.60%         0.51%     (0.09)%     0.42%      1.90%         17%       $   56,560
      0.00         $9.21          2.99%         0.41%     (0.03)%     0.38%      2.19%         26%       $   59,624
      0.00         $9.33          3.16%         0.37%      0.00%      0.37%      3.26%         94%       $  213,690


      0.00         $8.09          4.07%         1.00%     (0.25)%     0.75%     (5.17)%        14%       $  480,979
      0.00         $8.71          4.86%         1.21%     (0.43)%     0.78%      0.64%         48%       $  594,246
      0.00         $9.09          5.10%         1.23%     (0.39)%     0.84%      5.02%         28%       $  718,019
      0.00         $9.12          4.17%         1.23%     (0.39)%     0.84%      4.02%         26%       $  810,961
      0.00         $9.17          3.14%         0.99%     (0.12)%     0.87%      1.51%         17%       $1,006,961
      0.00         $9.22          2.49%         0.89%     (0.03)%     0.86%      1.71%         26%       $1,277,777
      0.00         $9.34          2.70%         0.85%     (0.01)%     0.84%      2.77%         94%       $1,994,266


                     70 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at November 30, 2008, was comprised of 99 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Government Securities Fund, High Income Fund, Short-Term Bond Fund, Short-Term High Yield Bond Fund and Ultra Short-Term Income Fund. Each Fund is a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes with respect to these expenses. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

As of the open of business on July 21, 2008, each "Acquiring Fund" identified below acquired all of the assets and assumed all of the liabilities of its corresponding "Target Fund" (each, an "Acquisition", and collectively, the "Acquisitions"), as shown in the table below. Each Acquiring Fund was deemed to be the accounting survivor in each Acquisition.

Target Fund                           Acquiring Fund
High Yield Bond Fund                  High Income Fund
Intermediate Government Income Fund   Government Securities Fund

The Acquisitions were completed pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Trust on November 7, 2007 and by the shareholders of each Target Fund on June 30, 2008. The Acquisitions were accomplished through the following steps.

In a tax-free exchange, the High Income Fund issued 7,498,094 of Class A shares of High Income Fund of its Class A shares (valued at $52,435,301), 1,593,489 of shares of Class B shares of High Income Fund of its Class B shares (valued at $11,143,933), and 1,142,817 of shares of Class C shares of High Income Fund of its Class C shares (valued at $8,039,807), in exchange for all of the assets and liabilities of the High Yield Bond Fund. The aggregate net assets of the High Yield Bond Fund, representing the aggregate net asset value of the Class A shares, Class B shares, and Class C shares of the High Yield Bond Fund, at the close of business on July 18, 2008 were valued at $71,619,041 and were combined with those of the High Income Fund.

In a tax-free exchange, the Government Securities Fund issued 10,439,444 of its Class A shares (valued at $107,805,358), 829,049 of its Class B shares (valued at $8,552,101), 658,962 of its Class C shares (valued at $6,800,230), and
19,037,233 of its Administrator Class shares (valued at $196,547,217), in exchange for all of the assets and liabilities of the Intermediate Government Income Fund. The aggregate net assets of the Intermediate Government Income Fund, representing the aggregate net asset value of the Class A shares, Class B shares, Class C and Administrator shares of the Intermediate Government Income Fund, at the close of business on July 18, 2008 were valued at $319,704,906 and were combined with those of the Government Securities Fund.

The Intermediate Government Income Fund then liquidated by distributing (i) Class A shares of the Government Securities Fund pro rata to the Intermediate Government Income Fund shareholders holding Class A shares of the Intermediate Government Income Fund, (ii) Class B shares of the Government Securities Fund pro rata to the Intermediate Government Income Fund shareholders holding Class B shares of the Intermediate Government Income Fund, (iii) Class C shares of the Government Securities Fund pro rata to the Intermediate Government Income Fund shareholders holding Class C shares of the Intermediate Government Income Fund, and (iv) Administrator Class shares of the Government Securities Fund pro rata to the Intermediate Government Income Fund shareholders holding

                     Wells Fargo Advantage Income Funds 71


Notes to Financial Statements

Administrator Class shares of the Intermediate Government Income Fund. As a result, the Intermediate Government Income Fund shareholders received shares of their specified class of the Government Securities Fund with a total value equal to the value of their Intermediate Government Income Fund shares at the close of business on July 18, 2008.

The High Yield Bond Fund then liquidated by distributing (i) Class A shares of the High Income Fund pro rata to the High Yield Bond Fund shareholders holding Class A shares of the High Yield Bond Fund, (ii) Class B shares of the High Income Fund pro rata to the High Yield Bond Fund shareholders holding Class B shares of the High Yield Bond Fund, and (iii) Class C shares of the High Income Fund pro rata to the High Yield Bond Fund shareholders holding Class C shares of the High Yield Bond Fund. As a result, the High Yield Bond Fund shareholders received shares of their specified class of the High Income Fund with a total value equal to the value of their High Yield Bond Fund shares at the close of business on July 18, 2008.

In connection with the Acquisitions, each Target Fund was dissolved and terminated as a series of the Trust. The aggregate net assets of the High Income Fund and the Government Securities Fund immediately after the Acquisitions totaled $339,684,063 and $1,720,741,244, respectively.

In addition, effective at the close of business on June 20, 2008, the Advisor Class of the Government Securities Fund and the High Income Fund were renamed Class A and were modified to assume the features and attributes associated with Class A, including Class A exchange privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

                     72 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

Debt securities with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

_    Level 1 - quoted prices in active markets for identical investments

_ Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

_ Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Funds' investments in securities:

                                                                                  Total Fair
                                                                                  Value as of
                                     Level 1         Level 2        Level 3       11/30/2008
                                  ------------   --------------   -----------   --------------
GOVERNMENT SECURITIES FUND        $158,947,481   $2,770,087,242   $31,206,896   $2,960,241,619
HIGH INCOME FUND                    32,405,782      245,333,001     8,394,118      286,132,901
SHORT-TERM BOND FUND                46,780,180      294,696,908    14,714,013      356,191,101
SHORT-TERM HIGH YIELD BOND FUND     18,529,225       71,995,508       455,207       90,979,940
ULTRA SHORT-TERM INCOME FUND        48,744,846      532,647,723    27,014,770      608,407,339

The following is a summary of the inputs used as of November 30, 2008 in valuing the Funds' investments in other financial instruments:*

                                                                                Total Unrealized
                                                                                  Appreciation/
                                     Level 1         Level 2        Level 3      (Depreciation)
                                  -------------   ------------   ------------   ----------------
GOVERNMENT SECURITIES FUND        $(11,358,603)   $          0   $          0   $   (11,358,603)
HIGH INCOME FUND                      (787,309)              0              0          (787,309)
SHORT-TERM BOND FUND                   421,116               0              0           421,116
SHORT-TERM HIGH YIELD BOND FUND              0               0              0                 0
ULTRA SHORT-TERM INCOME FUND                 0               0              0                 0

* Other financial instruments include: futures, options, sale commitments, and swaps.

                     Wells Fargo Advantage Income Funds 73


Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                           SHORT-TERM       ULTRA
                                              GOVERNMENT          HIGH       SHORT-TERM    HIGH YIELD    SHORT-TERM
                                            SECURITIES FUND   INCOME FUND     BOND FUND     BOND FUND    INCOME FUND
                                            ---------------   -----------   ------------   ----------   ------------
Balance as of 05/31/2008                    $    64,326,845   $ 6,889,207   $ 10,131,962   $  276,598   $ 18,118,092
   Accrued discounts (premiums)                         709       106,717        (16,037)           0            365
   Realized gain (loss)                          (1,070,182)     (141,904)       (26,447)     (11,021)       (33,458)
   Unrealized appreciation (depreciation)        (6,191,223)     (631,225)       (89,612)     (40,603)    (5,526,478)
   Net purchases (sales)                        (25,859,253)      565,614      1,484,033      230,233     (1,242,548)
   Transfer in (out) of Level 3                           0     1,605,709      3,230,114            0     15,698,797
Balance as of 11/30/2008                    $    31,206,896   $ 8,394,118   $ 14,714,013   $  455,207   $ 27,014,770


SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

                     74 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2008.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of November 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: October 31, 2004; May 31, 2005; May 31, 2006; May 31, 2007; May
31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue. At May 31, 2008, the Funds'prior fiscal year, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                    Capital Loss
FUND                              Expiration Year   Carryforwards
----                              ---------------   -------------
HIGH INCOME FUND                        2009        $  78,272,914
                                        2010          279,017,279
                                        2011           28,016,734
                                        2015            7,646,178
                                        2016            1,213,991
SHORT-TERM BOND FUND                    2010          108,162,872
                                        2011            2,145,251
                                        2012              263,758
                                        2013              417,163
                                        2014              764,108
                                        2015            1,524,727
SHORT-TERM HIGH YIELD BOND FUND         2009            5,798,551
                                        2010           65,207,342
                                        2015               78,433
                                        2016            1,091,400
ULTRA SHORT-TERM INCOME FUND            2009           17,899,192
                                        2010          171,970,363
                                        2011           21,629,987
                                        2012           11,899,310
                                        2015           25,832,681
                                        2016            2,101,868

At May 31, 2008, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                  Deferred Post-October
FUND                                   Capital Loss
----                              ---------------------
GOVERNMENT SECURITIES FUND              $   622,865
HIGH INCOME FUND                          9,218,907
SHORT-TERM BOND FUND                        157,184
SHORT-TERM HIGH YIELD BOND FUND             361,998
ULTRA SHORT-TERM INCOME FUND              2,865,983

                     Wells Fargo Advantage Income Funds 75


Notes to Financial Statements

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2008, the following Funds held futures contracts:

                                                                                                          Net Unrealized
                                                                                             Notional      Appreciation
FUND                          Contracts                 Type             Expiration Date      Amount      (Depreciation)
----                         -----------   ---------------------------   ---------------   ------------   --------------
GOVERNMENT SECURITIES FUND     180 Short   Two-Year US Treasury Notes    December 2008     $ 38,677,212    $  (630,288)
                             1,076 Short   Five-Year US Treasury Notes   December 2008      121,981,185     (6,432,690)
                               635 Short   Ten-Year US Treasury Notes    December 2008       73,739,921     (4,295,625)
HIGH INCOME FUND               105 Short   Five-Year US Treasury Notes   December 2008       11,856,629       (674,465)
                                20 Short   Ten-Year US Treasury Notes    December 2008        2,344,968       (112,844)
SHORT-TERM BOND FUND            175 Long   Two-Year US Treasury Notes    March 2009          37,731,921        210,267
                                119 Long   Five-Year US Treasury Notes   March 2009          13,677,753        210,849

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees

                     76 Wells Fargo Advantage Income Funds


Notes to Financial Statements

payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six-month period ended November 30, 2008, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. The value of the securities on loan, the related collateral and the liability to return the collateral at November 30, 2008, are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

As of November 30, 2008, there were no open swap contracts.

TERM LOANS

The Funds may invest in term loans. The Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower. There could be potential loss to the Fund in the event of default by the borrower.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

                     Wells Fargo Advantage Income Funds 77


Notes to Financial Statements

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of November 30, 2008, the following Funds owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                   Defaulted SIVs
FUND                              ($Market Value)   % of Net Assets
----                              ---------------   ---------------
GOVERNMENT SECURITIES FUND          $23,095,513          1.26%
HIGH INCOME FUND                      1,985,018          0.74%
SHORT-TERM BOND FUND                    898,926          0.28%
SHORT-TERM HIGH YIELD BOND FUND         350,924          0.38%
ULTRA SHORT-TERM INCOME FUND            317,955          0.05%

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser are entitled to be paid a monthly fee at the following annual rates:

                                                         Advisory                                            Subadvisory
                                                        Fees (% of                                           Fees (% of
                                     Average Daily     Average Daily                      Average Daily     Average Daily
FUND                                   Net Assets       Net Assets)     Subadviser         Net Assets        Net Assets)
----                              ------------------   -------------   -------------   ------------------   -------------
GOVERNMENT SECURITIES FUND        First $500 million       0.400       Wells Capital   First $100 million       0.200
                                  Next $500 million        0.375       Management      Next $200 million        0.175
                                  Next $2 billion          0.350       Incorporated    Next $200 million        0.150
                                  Next $2 billion          0.325                       Over $500 million        0.100
                                  Over $5 billon           0.300
HIGH INCOME FUND                  First $500 million       0.500       Wells Capital   First $100 million       0.350
                                  Next $500 million        0.475       Management      Next $200 million        0.300
                                  Next $2 billion          0.450       Incorporated    Next $200 million        0.250
                                  Next $2 billion          0.425                       Over $500 million        0.200
                                  Over $5 billon           0.400

      78 Wells Fargo Advantage Income Funds


Notes to Financial Statements

                                                         Advisory                                            Subadvisory
                                                        Fees (% of                                           Fees (% of
                                     Average Daily     Average Daily                      Average Daily     Average Daily
FUND                                   Net Assets       Net Assets)     Subadviser         Net Assets        Net Assets)
----                              ------------------   -------------   -------------   ------------------   -------------
SHORT-TERM BOND FUND              First $500 million       0.400       Wells Capital   First $100 million       0.150
                                  Next $500 million        0.375       Management      Next $200 million        0.100
                                  Next $2 billion          0.350       Incorporated    Over $300 million        0.050
                                  Next $2 billion          0.325
                                  Over $5 billon           0.300
SHORT-TERM HIGH YIELD BOND FUND   First $500 million       0.500       Wells Capital   First $100 million       0.350
                                  Next $500 million        0.475       Management      Next $200 million        0.300
                                  Next $2 billion          0.450       Incorporated    Next $200 million        0.250
                                  Next $2 billion          0.425                       Over $500 million        0.200
                                  Over $5 billon           0.400
ULTRA SHORT-TERM INCOME FUND      First $500 million       0.400       Wells Capital   First $100 million       0.150
                                  Next $500 million        0.375       Management      Next $200 million        0.100
                                  Next $2 billion          0.350       Incorporated    Over $300 million        0.050
                                  Next $2 billion          0.325
                                  Over $5 billion          0.300

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                         Administration Fees
                        Average Daily       (% of Average
                         Net Assets       Daily Net Assets)
                      ----------------   -------------------
Fund Level            First $5 billion         0.05
                      Next $5 billion          0.04
                      Over $10 billion         0.03
Class A*              All asset levels         0.18
Class B*              All asset levels         0.18
Class C*              All asset levels         0.18
Administrator Class   All asset levels         0.10
Institutional Class   All asset levels         0.08
Investor Class**      All asset levels         0.23

* Effective June 2, 2008, the class-level administration fee for each of Class A, Class B and Class C was reduced by 0.10%, as shown in the table. Prior to June 2, 2008, the class level administration fee for Class A, Class B and Class C was 0.28%.

** Effective June 2, 2008, the class-level administration fee for Investor Class was 0.23%, as shown in the table. Prior to June 2, 2008, the class level administration fee for Investor Class was 0.40%.

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                     % of Average
                   Daily Net Assets
                   ----------------
All Income Funds         0.02

                     Wells Fargo Advantage Income Funds 79


Notes to Financial Statements

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                  % of Average
SHARE CLASS                                                     Daily Net Assets
-----------                                                     ----------------
Class C, Administrator Class, Advisor Class and Investor Class        0.25

For the 6-month period ended November 30, 2008, shareholder servicing fees paid were as follows. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

FUND                               Class A   Class B   Class C  Administrator Class   Investor Class
----                              --------   -------   -------  -------------------   --------------
GOVERNMENT SECURITIES FUND        $190,745    $6,814   $9,960         $286,638          $1,157,171
HIGH INCOME FUND                    54,217     8,461    6,428               NA             198,992
SHORT-TERM BOND FUND                14,534        NA       37               NA             321,206
SHORT-TERM HIGH YIELD BOND FUND     47,263        NA      192               NA              62,638
ULTRA SHORT-TERM INCOME FUND        53,443        NA    1,531           39,958             685,590

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the 6-month period ended November 30, 2008, distribution fees paid are disclosed on the Statements of Operations.

OTHER FEES AND EXPENSES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed through September 30, 2009 to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. These net operating expense ratios during the six-month period ended November 30, 2008, were as follows:

                                                       Net Operating Expense Ratios
                                  ------------------------------------------------------------------------
                                                                  Administrator   Institutional   Investor
FUND                              Class A    Class B    Class C       Class           Class         Class
----                              --------   -------   --------   -------------   -------------   --------
GOVERNMENT SECURITIES FUND        0.90%       1.65%    1.65%(1)       0.70%           0.48%       0.95%
HIGH INCOME FUND                  0.90%(2)    1.65%    1.65%            NA            0.50%       0.95%(2)
SHORT-TERM BOND FUND              0.80%         NA     1.55%            NA            0.48%       0.85%
SHORT-TERM HIGH YIELD BOND FUND   0.81%(3)      NA     1.56%            NA              NA        0.86%
ULTRA SHORT-TERM INCOME FUND      0.70%         NA     1.45%          0.55%           0.35%       0.75%

(1.) Effective June 20, 2008 the net operating expense ratio for the Government
     Securities Fund Class C decreased from 1.70% to 1.65%.

(2.) Effective October 1, 2008 the net operating expense ratio for the High
     Income Fund Class A and Investor Class increased from 0.86% to 0.90% and 0.86% to 0.95%, respectively. The weighted blended net operating expense ratio for the six-month period ended November 30, 2008 for the High Income Fund Class A and Investor Class is 0.88% and 0.89% respectively.

(3.) Effective June 20, 2008 the net operating expense ratio for the Short-Term
     High Yield Bond Fund Class A decreased from 0.86% to 0.81%.

                     80 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six-month period ended November 30, 2008, were as follows:

FUND                              Purchases at Cost   Sales Proceeds
----                              -----------------   --------------
GOVERNMENT SECURITIES FUND        $3,780,647,264      $3,477,000,020
HIGH INCOME FUND                      81,474,519          80,242,769
SHORT-TERM BOND FUND                  69,729,939          79,416,237
SHORT-TERM HIGH YIELD BOND FUND       18,873,332           9,154,388
ULTRA SHORT-TERM INCOME FUND          87,233,458         139,588,806

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Prior to its amendment on September 10, 2008, the agreement permitted borrowings of up to $150 million, collectively. Interest was charged to each Fund based on its borrowing at a rate equal to the Federal Funds rate plus 0.40%. In addition, the Funds paid a quarterly commitment fee equal to 0.1% per annum of the credit line. Pursuant to the amendment to the Credit Agreement entered into on September 10, 2008, interest under the Credit Agreement after such date is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.60%. In addition, under the amended Credit Agreement, the Funds pay a quarterly commitment equal to 0.15% per annum of the credit line.

For the six-month period ended November 30, 2008, Government Securities Fund paid a total of $3,844 in interest on the following borrowings under this agreement. There were not outstanding loans under the Agreement as of November 30, 2008.

FUND                         Loan Amount   Weighted Average Interest Rate
----                         -----------   ------------------------------
GOVERNMENT SECURITIES FUND   $36,000,000                2.16%

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("SFAS") SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of November 30, 2008, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

                     Wells Fargo Advantage Income Funds 81


Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                           Position Held and
Name and Age              Length of Service(2)     Principal Occupations During Past Five Years             Other Directorships
------------           -------------------------   --------------------------------------------------   ----------------------------
Thomas S. Goho         Trustee, since 1987         Co-Director for the Calloway School of Stephens      None
66                                                 University of Wake Forest University. Prior
                                                   thereto, the Thomas Goho Chair of Finance of Wake
                                                   Forest University, Calloway School of Business and
                                                   Accountancy, from 2006-2007 and Associate
                                                   Professor of Finance from 1999-2005.

Peter G. Gordon        Trustee, since 1998;        President and Co-Founder of Crystal Geyser Water     None
66                     Chairman, since 2005        Company.
                       (Lead Trustee since 2001)

Judith M. Johnson      Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer      None
59                                                 and Chief Investment Officer of Minneapolis
                                                   Retirement Fund from 1996 to 2008.

Olivia S. Mitchell     Trustee, since 2006         Professor of Insurance and Risk Management,          None
55                                                 Wharton School, University of Pennsylvania.
                                                   Director of the Boettner Center on Pensions and
                                                   Retirement Research. Research associate and board
                                                   member, Penn Aging Research Center. Research
                                                   associate, National Bureau of Economic Research.

Timothy J. Penny       Trustee, since 1996         President and CEO of Southern Minnesota Initiative   None
57                                                 Foundation, a non-profit organization since 2007
                                                   and Senior Fellow at the Humphrey Institute Policy
                                                   Forum at the University of Minnesota since 1995.

Donald C. Willeke      Trustee, since 1996         Principal of the law firm of Willeke & Daniels.      None
68

                     82 Wells Fargo Advantage Income Funds


                                                               Other Information

INTERESTED TRUSTEE(3)

                           Position Held and
Name and Age              Length of Service(2)     Principal Occupations During Past Five Years             Other Directorships
------------           -------------------------   --------------------------------------------------   ----------------------------
J. Tucker Morse(4)     Trustee, since 1987         Private Investor/Real Estate Developer. Prior        None
64                                                 thereto, Chairman of Whitepoint Capital, LLC until
                                                   2004.

ADVISORY BOARD TRUSTEES

                           Position Held and
Name and Age              Length of Service(2)     Principal Occupations During Past Five Years             Other Directorships
------------           -------------------------   --------------------------------------------------   ----------------------------
Isaiah Harris, Jr.     Advisory Board              Retired. Prior thereto, President and CEO of         CIGNA Corporation
56                     Trustee, since 2008         BellSouth Advertising and Publishing Corp from       Deluxe Corporation
                                                   2005 to 2007, President of BellSouth Enterprises
                                                   from 2004 to 2005 and President of BellSouth
                                                   Consumer Services from 2000 to 2003. Currently a
                                                   member of the Iowa State University Foundation
                                                   Board of Governors and a member of the Advisory
                                                   Board of Iowa State University School of Business.

David F. Larcker       Advisory Board              James Irvin Miller Professor of Accounting at the    None
58                     Trustee, since 2008         Graduate School of Business, Stanford University,
                                                   Director of Corporate Governance Research Program
                                                   and Co-Director of The Rock Center for Corporate
                                                   Governance since 2006. Member of the Advisory
                                                   Board for the Center for Excellence in Accounting
                                                   and Security Analysis at Columbia University since
                                                   2003. From 2005 to 2006, Professor of Accounting
                                                   at the Graduate School of Business, Stanford
                                                   University. Prior thereto, Ernst & Young Professor
                                                   of Accounting at The Wharton School, University of
                                                   Pennsylvania from 1985 to 2005.

OFFICERS

                           Position Held and
Name and Age              Length of Service(2)     Principal Occupations During Past Five Years             Other Directorships
------------           -------------------------   --------------------------------------------------   ----------------------------
Karla M. Rabusch       President, since 2003       Executive Vice President of Wells Fargo Bank, N.A.   None
49                                                 and President of Wells Fargo Funds Management, LLC
                                                   since 2003. Senior Vice President and Chief
                                                   Administrative Officer of Wells Fargo Funds
                                                   Management, LLC from 2001 to 2003.

C. David Messman       Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo   None
48                     Chief Legal Counsel,        Funds Management, LLC since 2001. Vice President
                       since 2003                  and Managing Senior Counsel of Wells Fargo Bank,
                                                   N.A. since 1996.

Stephen W. Leonhardt   Treasurer, since 2007       Vice President and Manager of Fund Accounting,       None
49                                                 Reporting and Tax for Wells Fargo Funds
                                                   Management, LLC since 2007. Director of Fund
                                                   Administration and SEC Reporting for TIAA-CREF
                                                   from 2005 to 2007. Chief Operating Officer for UMB
                                                   Fund Services, Inc. from 2004 to 2005. Controller
                                                   for Sungard Transaction Networks from 2002 to
                                                   2004.

Debra Ann Early        Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds        None
44                     since 2007                  Management, LLC since 2007. Chief Compliance
                                                   Officer of Parnassus Investments from 2005 to
                                                   2007. Chief Financial Officer of Parnassus
                                                   Investments from 2004 to 2007 and Senior Audit
                                                   Manager of PricewaterhouseCoopers LLP from 1998 to
                                                   2004.

1. The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2. Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3. As of November 30, 2008, one of the nine Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

4.   Retired as Interested Trustee effective December 31, 2008.

                     Wells Fargo Advantage Income Funds 83


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  - Association of Bay Area Governments
ADR   - American Depositary Receipt
AMBAC - American Municipal Bond Assurance Corporation
AMT   - Alternative Minimum Tax
ARM   - Adjustable Rate Mortgages
BART  - Bay Area Rapid Transit
CDA   - Community Development Authority
CDO   - Collateralized Debt Obligation
CDSC  - Contingent Deferred Sales Charge
CGIC  - Capital Guaranty Insurance Company
CGY   - Capital Guaranty Corporation
CIFG  - CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   - Certificate of Participation
CP    - Commercial Paper
CTF   - Common Trust Fund
DW&P  - Department of Water & Power
DWR   - Department of Water Resources
ECFA  - Educational & Cultural Facilities Authority
EDFA  - Economic Development Finance Authority
ETET  - Eagle Tax-Exempt Trust
FFCB  - Federal Farm Credit Bank
FGIC  - Financial Guaranty I nsurance Corporation
FHA   - Federal Housing Authority
FHAG  - Federal Housing Agency
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
FSA   - Farm Service Agency
GDR   - Global Depositary Receipt
GNMA  - Government National Mortgage Association
GO    - General Obligation
HCFR  - Healthcare Facilities Revenue
HEFA  - Health & Educational Facilities Authority
HEFAR - Higher Education Facilities Authority Revenue
HFA   - Housing Finance Authority
HFFA  - Health Facilities Financing Authority
HUD   - Housing & Urban Development
IDA   - Industrial Development Authority
IDAG  - Industrial Development Agency
IDR   - Industrial Development Revenue
LIBOR - London Interbank Offered Rate
LLC   - Limited Liability Corporation
LOC   - Letter of Credit
LP    - Limited Partnership
MBIA  - Municipal Bond Insurance Association
MFHR  - Multi-Family Housing Revenue
MTN   - Medium Term Note
MUD   - Municipal Utility District
PCFA  - Pollution Control Finance Authority
PCR   - Pollution Control Revenue
PFA   - Public Finance Authority
PFFA  - Public Facilities Financing Authority
plc   - Public Limited Company
PSFG  - Public School Fund Guaranty
R&D   - Research & Development
RDA   - Redevelopment Authority
RDFA  - Redevelopment Finance Authority
REITS - Real Estate Investment Trusts
SFHR  - Single Family Housing Revenue
SFMR  - Single Family Mortgage Revenue
SLMA  - Student Loan Marketing Association
TBA   - To Be Announced
TRAN  - Tax Revenue Anticipation Notes
USD   - Unified School District
XLCA  - XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

[REDUCE CLUTTER. SAVE TREES. LOGO]

     Sign up for electronic delivery of prospectuses and shareholder reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

[WELLS FARGO ADVDANTAGE FUNDS LOGO]

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2008 Wells Fargo     www.wellsfargo.com/advantagefunds          113685 01-09
Funds Management, LLC.                                        SIFNL/SAR104 11-08
All rights reserved.

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
===============================================
Not required in this filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
==============================================
Not required in this filing.


ITEM 6.  SCHEDULE OF INVESTMENTS
================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=========================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                  Wells Fargo Funds Trust


                                                  By: /s/ Karla M. Rabusch
                                                      --------------------
                                                      Karla M. Rabusch
                                                      President

                                                  Date: January 23, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                  By: /s/ Karla M. Rabusch
                                                      --------------------
                                                      Karla M. Rabusch
                                                      President

                                                  Date: January 23, 2009


                                                  By: /s/ Stephen W. Leonhardt
                                                      ------------------------
                                                      Stephen W. Leonhardt
                                                      Treasurer

                                                  Date: January 23, 2009

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: January 23, 2009

/s/ Karla M. Rabusch
--------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: January 23, 2009


/s/ Stephen W. Leonhardt
------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION


     Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended November 30, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


     Date: January 23, 2009



                                                     /s/ Karla M. Rabusch
                                                     --------------------
                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION


     Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended November 30, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


     Date: January 23, 2009


                                                     /s/ Stephen W. Leonhardt
                                                     ------------------------
                                                     Stephen W. Leonhardt
                                                     Treasurer
                                                     Wells Fargo Funds Trust